File No.	333-156432
811-1978

Securities and Exchange Commission
Washington, D.C. 20549
Form N-4

☑	Registration Statement Under the Securities Act of 1933

☐	Pre-Effective Amendment No. 1

☑	Post-Effective Amendment No. 7

☑	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☑	Amendment No. 9

(Exact Name of Registrant)
Ohio National Variable Account A
(Name of Depositor)
The Ohio National Life Insurance Company
(Address of Depositor’s Principal Executive Offices)
One Financial Way
Montgomery, Ohio 45242
(Depositor’s Telephone Number)
(513) 794-6100
(Name and Address of Agent for Service)
Kimberly A. Plante, Associate Counsel
The Ohio National Life Insurance Company
P.O. Box 237
Cincinnati, Ohio 45201
Notice to:
John Blouch, Esq.
Dykema Gossett PLLC
Suite 300 West
1300 I Street, NW
Washington, D.C. 20005
Approximate Date of Proposed Public Offering: As soon after the effective date of this registration statement as is practicable.
It is proposed that this filing will become effective (check appropriate space):
     ☐      immediately upon filing pursuant to paragraph (b) of Rule 485
     ☑     on May 1, 2010 pursuant to paragraph (b) of Rule 485
     ☐     60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ☐     on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
     ☐     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

Flexible Purchase Payment
Individual Variable Annuity Contracts
ONcore Ultra II

Ohio National Variable Account A
The Ohio National Life Insurance Company

One Financial Way
Montgomery, Ohio 45242
1-888-925-6446

This prospectus offers a variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis. This prospectus provides information regarding the material provisions of your variable annuity contract. We may restrict the availability of this contract to certain broker-dealers. Your contract and any endorsements, riders or specification pages are the formal contractual agreement between you and Ohio National Life. This contract is not available in all states.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the mutual funds listed later in this prospectus (“Funds”) that you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments. The contracts are not insured by the FDIC or any other agency. They are not deposits or obligations of any bank and are not bank guaranteed.

The variable annuity contracts are designed for:

•	annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code, as amended, (the “Code”), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

•	other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

•	individual retirement annuities qualifying for tax-deferred treatment under Section 408 or 408A of the Code,

•	state and municipal deferred compensation plans and

•	non-tax-qualified retirement plans.

Many of the listed qualified retirement plans already benefit from tax deferral. Therefore, your decision to fund any of the above-listed qualified retirement plans with a deferred annuity should include an assessment of the other benefits available under this annuity contract. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

The minimum initial purchase payment is $5,000 ($2,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans). For new contracts, we may currently limit your purchase for any one life to $3,000,000.

You may direct the allocation of your purchase payments to one or more investment options of Ohio National Variable Account A (“VAA”) and the Fixed Accumulation Account (if available). Currently, your allocation of contract values may be to no more than 18 of the available investment options and the Fixed Accumulation Account. VAA is a separate account of The Ohio National Life Insurance Company (“Ohio National Life”). The assets of VAA are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., ALPS Variable Insurance Trust, Dow Target Variable Fund LLC, Dreyfus Variable Investment Fund, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Royce Capital Fund and The Universal Institutional Funds, Inc. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about funds that are not available for these contracts.

You may revoke the contract, without penalty, within 10 days of receiving it (or a longer period if required by state law).

Keep this prospectus for future reference. It sets forth the information about VAA and the variable annuity contracts that you should know before investing. Additional information about VAA has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2010. We have incorporated the Statement of Additional Information by reference. It is available upon request and without charge by writing us at the above address. The table of contents for the Statement of Additional Information is on the back page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is accompanied by the current Fund prospectuses.

May 1, 2010

Form 8578

Available Funds

The investment adviser for Ohio National Fund, Inc. and Dow Target Variable Fund LLC is their affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

Ohio National Fund, Inc.	Investment Adviser (Subadviser)
Money Market Portfolio	Ohio National Investments, Inc.
Equity Portfolio	(Legg Mason Capital Management, Inc.)
Bond Portfolio	Ohio National Investments, Inc.
Omni Portfolio (an asset allocation portfolio)	(Suffolk Capital Management, LLC)
S&P 500 Index® Portfolio	Ohio National Investments, Inc.
International Portfolio	(Federated Global Investment Management Corp.)
International Small-Mid Company Portfolio	(Federated Global Investment Management Corp.)
Capital Appreciation Portfolio	(Jennison Associates LLC)
Millennium Portfolio	(Neuberger Berman Management, LLC)
Aggressive Growth Portfolio	(Janus Capital Management LLC)
Mid Cap Opportunity Portfolio	(Goldman Sachs Asset Management, L.P.)
Capital Growth Portfolio	(Eagle Asset Management, Inc.)
High Income Bond Portfolio	(Federated Investment Management Company)
Strategic Value Portfolio	(Federated Equity Management Company of Pennsylvania)
Small Cap Growth Portfolio	(Janus Capital Management, LLC)
Nasdaq-100® Index Portfolio	Ohio National Investments, Inc.
Bristol Portfolio (large cap stocks)	(Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap stocks)	(Suffolk Capital Management, LLC)
U.S. Equity Portfolio	(ICON Advisers, Inc.)
Balanced Portfolio	(ICON Advisers, Inc.)
Income Opportunity Portfolio	(ICON Advisers, Inc.)
Target VIP Portfolio (large cap growth)	(First Trust Advisors, L.P.)
Target Equity/Income Portfolio	(First Trust Advisors, L.P.)
Bristol Growth Portfolio	(Suffolk Capital Management, LLC)

ALPS Variable Insurance Trust (Class II Shares)
AVS Listed Private Equity Portfolio	(Red Rocks Capital LLC)

The Dow® Target Variable Fund LLC
The Dow® Target 10 Portfolios	(First Trust Advisors, L.P.)
The Dow® Target 5 Portfolios	(First Trust Advisors, L.P.)

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	(Fayez Sarofim & Co.)
Federated Insurance Series (Service Shares)
Federated Kaufmann Fund II (multi cap growth)	Federated Equity Management Company of Pennsylvania
Fidelity® Variable Insurance Products Fund (Service Class 2)
VIP Contrafund® Portfolio (a value fund)	Fidelity Management & Research Company
VIP MidCap Portfolio	Fidelity Management & Research Company
VIP Growth Portfolio	Fidelity Management & Research Company
VIP Equity-Income Portfolio	Fidelity Management & Research Company
VIP Real Estate Portfolio	Fidelity Management & Research Company

Franklin Templeton Variable Insurance Products Trust (Class 4 Shares)
Franklin Income Securities Fund	Franklin Advisers, Inc.
Franklin Flex Cap Growth Securities Fund	Franklin Advisers, Inc.
Templeton Foreign Securities Fund	Templeton Investment Counsel, LLC
Franklin Templeton VIP Founding Funds Allocation Fund(1)	Franklin Templeton Services, LLC(2)

Goldman Sachs Variable Insurance Trust (Service Shares)
Goldman Sachs Large Cap Value Fund (formerly Growth and Income)	Goldman Sachs Asset Management, L.P.
Goldman Sachs StructuredSM U.S. Equity Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs Strategic Growth Fund (formerly Capital Growth)	Goldman Sachs Asset Management, L.P.

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Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy	Waddell & Reed Investment Management Company (WRIMCO)
Ivy Funds VIP Global Natural Resources	Waddell & Reed Investment Management Company (WRIMCO)
Ivy Funds VIP Science and Technology	Waddell & Reed Investment Management Company (WRIMCO)

Janus Aspen Series (Service Shares)
Janus Portfolio (long-term growth of capital consistent with preservation of capital)	Janus Capital Management LLC
Overseas Portfolio	Janus Capital Management LLC
Worldwide Portfolio	Janus Capital Management LLC
Balanced Portfolio	Janus Capital Management LLC

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement Emerging Markets Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement U.S. Strategic Equity Portfolio	Lazard Asset Management LLC

Legg Mason Partners Variable Equity Trust (Class I Shares)
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio (formerly Fundamental Value Portfolio)	(ClearBridge Advisors, LLC)
Legg Mason ClearBridge Variable Equity Income Builder Portfolio	(ClearBridge Advisors, LLC)
Legg Mason ClearBridge Variable Large Cap Value Portfolio (formerly Investors Portfolio)	(ClearBridge Advisors, LLC)

MFS® Variable Insurance TrustSM (Service Class)
MFS® Investors Growth Stock Series	Massachusetts Financial Services Company
MFS® Mid Cap Growth Series	Massachusetts Financial Services Company
MFS® New Discovery Series (small cap growth)	Massachusetts Financial Services Company
MFS® Total Return Series	Massachusetts Financial Services Company

Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Regency Portfolio (mid cap blend)	Neuberger Berman Management, LLC

PIMCO Variable Insurance Trust (Administrative Shares)
Real Return Portfolio	Pacific Investment Management Company LLC
Total Return Portfolio	Pacific Investment Management Company LLC
Global Bond Portfolio (Unhedged)	Pacific Investment Management Company LLC
CommodityRealReturn® Strategy Portfolio	Pacific Investment Management Company LLC

The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio (a growth stock fund)	Jennison Associates LLC
Jennison 20/20 Focus Portfolio (a value and growth fund)	Jennison Associates LLC

Royce Capital Fund
Royce Small-Cap Portfolio	Royce & Associates, LLC
Royce Micro-Cap Portfolio	Royce & Associates, LLC

The Universal Institutional Funds, Inc. (Class II)
Morgan Stanley UIF Core Plus Fixed Income Portfolio (an income fund)	Morgan Stanley Investment Management Inc.
Morgan Stanley UIF International Growth Equity Portfolio	Morgan Stanley Investment Management Inc.
Morgan Stanley UIF Capital Growth Portfolio	Morgan Stanley Investment Management Inc.
Morgan Stanley UIF U.S. Real Estate Portfolio	Morgan Stanley Investment Management Inc.

(1)	This fund is structured as a “Fund of Funds.” Because a Fund of Funds invests in other mutual funds and bears a proportionate share of expenses charged by the underlying funds, it may have higher expenses than direct investments in the underlying funds.

(2)	Franklin Templeton Services, LLC is the administrator for Franklin Templeton VIP Founding Funds Allocation Fund, which invests in shares of other series of Franklin Templeton Variable Insurance Products Trust. The advisers of the underlying funds are Franklin Advisers, Inc., Franklin Mutual Advisers, LLC and Templeton Global Advisors, Limited.

Form 8578

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Form 8578

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Glossary

Accumulation Units — Until annuity payments begin, your contract’s value in each subaccount is measured by accumulation units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Annual Credit Calculation Base — The amount to which the 8% annual credit rate is applied in the GLWB rider. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period and is increased for additional purchase payments made since the beginning of the annual credit period.

Annuitant — A living person whose length of life determines the number and value of annuity payments to be made.

Annuity Unit — After annuity payments begin, the amount of each variable payment depends upon the value of your annuity units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Applied for — The date the application for the annuity is signed or the electronic order is submitted to us.

ARDBR — The annual reset death benefit riders offered with this contract. ARDBR (2009), ARDBR (2008) and ARDBR are the ARDBR riders.

Asset Allocation Model — The Asset Allocation Models are a service that Ohio National Life offers. Each Asset Allocation Model is developed by Ohio National Investments, Inc. and is comprised of a combination of available investment options. Please see “Optional Asset Allocation Models” for more information.

Commission — The Securities and Exchange Commission

Contract value — Contract value is determined by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period and adding to that any amount in the Fixed Accumulation Account or in a DCA Account.

DCA — Dollar cost averaging.

Death Benefit — The amount used solely to calculate the Death Benefit Adjustment and is not the amount paid to the beneficiary after the death of the annuitant. Death Benefit is the greatest of (i) total contract value, or (ii) net purchase payments less pro-rata withdrawals, unless one of the riders added to your contract provides for a higher death benefit.

Death Benefit Adjustment — The excess, if any, of the Death Benefit over the contract value on the applicable calculation date as described under “Basic Death Benefit.” The Death Benefit Adjustment can affect the amount of Proceeds received by the beneficiary after the death of the annuitant.

Fund — A mutual fund in which subaccount assets may be invested. See the list of “Available Funds” beginning on page 2.

GEB — The guaranteed enhanced benefit riders offered with this contract. The GEB and GEB “Plus” are the GEB riders.

GLWB — The guaranteed lifetime withdrawal benefit riders offered with this contract.

GMDB — The guaranteed minimum death benefit amount provided for by the GMDB riders offered with this contract. The 6% GMDBR80 Plus, 6% GMDBR85 Plus, 5% GMDBR80 Plus, 5% GMDBR85 Plus, ARDBR (2009), ARDBR (2008) and ARDBR are the GMDB riders.

GMIB — The guaranteed minimum income benefit amount provided for by the GMIB rider offered with this contract. The GMIB Plus with Annual Reset (2009), GMIB Plus with Annual Reset (2008), and GMIB Plus with Annual Reset are the GMIB riders.

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Good order — An instruction or request is in good order when it is received in our home office, or other place we may specify, and has such clarity and completeness that we do not have to exercise any discretion to carry out the instruction or request. We may require that the instruction or request be given in a certain form.

GPP — The guaranteed principal protection rider offered with this contract.

Guaranteed earnings rate — The guaranteed earnings rate is the effective annual rate at which values in variable portfolios or in one of the Asset Allocation Models accumulate with the earnings base of the ARDBR (2009) or the guaranteed earnings income base of the GMIB Plus with Annual Reset (2009).

Notice — A written form acceptable to us, signed by you and received at our home office (the address listed on the first page of the prospectus). We have specified forms or may require specific information in writing for certain transactions, such as a surrender request. Contact us or your registered representative for more information.

Pro rata — A pro rata adjustment means the benefit or rider base will be reduced by the same percentage that the contract value was reduced by a withdrawal in excess of that provided for on a dollar for dollar basis by the contract or rider. If your contract value is lower than your rider base, a pro rata reduction will reduce your rider base by a greater amount than a dollar for dollar reduction would. If your contract value is higher than your rider base, a pro rata reduction will reduce your rider base less than a dollar for dollar reduction would.

Proceeds — The amount that the beneficiary receives if the annuitant dies before annuity payments begin.

Subaccount — A subdivision of VAA. The assets of each subaccount are invested in a corresponding available Fund.

Surrender — To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge or other charges.

Valuation Period — The period of time from one determination of variable subaccount unit and annuity unit values to their next determination. A valuation period usually ends at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. The valuation period may end sooner to correspond to earlier closings of the New York Stock Exchange. Accumulation unit and annuity unit values for each annuity period are determined at the end of that valuation period.

VAA (Variable Account A) — A separate account of The Ohio National Life Insurance Company consisting of assets segregated from Ohio National’s general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate account’s underlying Funds.

Withdraw — To receive part of the contract’s value without entirely redeeming or surrendering the contract.

You — You means the owner of the contract or the owner’s estate if the owner is deceased.

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Fee Table

The following tables describe the fees and expenses you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses you will pay when you buy the contract, surrender the contract, or transfer cash value between investment options (Funds). State premium taxes may also be deducted if applicable.

Contract Owner Transaction Expenses	Years	Charge

Surrender Charge (generally a percentage of your total purchase payments minus all previous withdrawals)(1)	1st	7%
	2nd	7%
	3rd	7%
	4th	6%
	5th and later	0%

Transfer Fee (Currently no charge for the first 12 transfers each contract year)		$10

Withdrawal Fee (for withdrawals in excess of 14 in each contract year; currently no charge)	The lesser of 2% of the amount withdrawn or $15

Premium Tax (charged upon annuitization, surrender or when assessed) 0.0% to 5.0% depending on state law

The next table describes the fees and expenses you will pay periodically while you own the contract, not including Fund fees and expenses.

Annual Contract Fee (no fee if your contract value exceeds $50,000)	$30

Separate Account Annual Expenses (as a percentage of average account value unless otherwise indicated)

Mortality and Expense Risk Charge	1.25%
Account Expense Charge	0.25%

Total Separate Account Annual Expenses (without optional added benefits)	1.50%*

*	By virtue of a reduction in the Mortality and Expense Risk charge to 0.90%, after the fourth contract year this total charge is reduced to 1.15%.

Optional Rider Expenses (Some of the optional riders are mutually exclusive. See the individual discussion of each rider later in the prospectus for details on the riders and the amounts upon which the charges are based some of the optional riders, marked with an * below, are not currently offered).

Annual Stepped-Up Death Benefit	0.25% of the optional death benefit amounts
6% GMDBR80 Plus (currently 0.25%)	0.30% of the optional death benefit amounts (maximum charge)
6% GMDBR85 Plus	0.45% of the optional death benefit amounts
5% GMDBR80 Plus	0.45% of the optional death benefit amounts
5% GMDBR85 Plus	0.70 % of the optional death benefit amounts
ARDBR (2009) (currently 0.85%)	1.40% of the optional death benefit amounts (maximum charge)
ARDBR (2008) at issue ages through 74* (currently 0.80%)	1.00% of the optional death benefit amounts (maximum charge)
ARDBR (2008) at issue ages 75 through 78* (currently 0.95%)	1.15% of the optional death benefit amounts (maximum charge)
ARDBR*	0.60% of the optional death benefit amounts

GEB at issue ages through 70	0.15% of your contract value on the contract anniversary
GEB at issue ages 71 through 75	0.30% of your contract value on the contract anniversary
GEB “Plus” at issue ages through 70	0.30% of your contract value on the contract anniversary
GEB “Plus” at issue ages 71 through 75	0.60% of your contract value on the contract anniversary

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GMIB Plus with Annual (2009) (currently 0.95%)	1.50% of the guaranteed income base (maximum charge)
GMIB Plus with Annual Reset (2008) without investment restrictions* (currently 1.00%)	1.65% of the guaranteed income base (maximum charge)
GMIB Plus with Annual Reset (2008) with investment restrictions* (currently 0.85%)	1.50% of the guaranteed income base (maximum charge)
GMIB Plus with Annual Reset*	0.70% of your guaranteed income base

GLWB (currently 0.95%)	2.00% of the GLWB base (maximum charge)
Joint GLWB (currently 1.05%)	2.00% of the GLWB base (maximum charge)

GPP	0.55% of your average annual guaranteed principal amount

Summary of Maximum Contract Expenses (maximum expenses you would pay if you elected all non-exclusive optional benefits available under the contract and the most expensive of mutually exclusive optional benefits)

Mortality and Expense Risk Charge	1.25%
Account Expense Charge	0.25%

Subtotal	1.50%
ARDBR (2009)	1.40%
GEB “Plus” at issue ages 71 through 75	0.60%
GMIB Plus with Annual Reset (2009)	1.50%
GPP	0.55%

Maximum Possible Total Separate Account Expenses:	5.55	%(2)

(1)	The percentage varies with the number of years from purchase payments to which values relate. This charge may also be called a Contingent Deferred Sales Charge.

(2)	Assumes average account value, contract value and all bases upon which rider charges are based are equal. If such amounts are not equal, then total charges may be higher or lower. Note that certain riders are mutually exclusive. The following shows which riders you may not have at the same time:

If you have this rider	you cannot have this rider
One of the GMDB riders	Any other GMDB rider
Annual stepped-up death benefit	Any ARDBR
One of the GMIB riders	Any other GMIB rider
One of the GLWB riders	Any other rider except the annual stepped-up death benefit

Furthermore, if you have an ARDBR, you must also have the comparable GMIB Plus with Annual Reset. Please carefully review the rider descriptions later in this prospectus.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time you own the contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum	Maximum
	without	without
	waivers	waivers

Total Annual Fund Operating Expenses (expenses deducted from Fund assets, including management fees, distribution (12b-1) fees and other Fund operating expenses)	0.36%	6.87%

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Example

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses for the most expensive available Fund. The Examples do not reflect the deduction of premium taxes, typically charged upon annuitization, surrender or when assessed. If the premium taxes were reflected, the charges would be higher.

The following Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the maximum fees and expenses of the most expensive available Fund assuming no waivers. The Example assumes you have selected all the available optional benefits based on their mutual exclusivity and maximum cost and the costs for those benefits are based on contract values or the rider base amounts specified above for a contract experiencing the assumed annual investment return of 5%. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years

$1,920	$4,530	$6,517	$13,491

(2)	If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years

$1,284	$3,884	$6,517	$13,491

The following Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the minimum fees and expenses of all available Funds assuming no waivers. The Example assumes you have selected all the available optional benefits based on their mutual exclusivity and maximum cost and the costs for those benefits are based on contract values or the rider base amounts specified above for a contract experiencing the assumed annual investment return of 5%. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years

$1,268	$2,679	$3,617	$8,472

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years

$637	$2,046	$3,617	$8,472

Financial Statements

The complete financial statements of VAA and Ohio National Life, are included in the Statement of Additional Information.

Accumulation Unit Values

Attached as Appendix B is a table showing selected information concerning Accumulation Units for each subaccount for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity contract value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial

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statements. To obtain a more complete picture of each subaccount’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

This series of variable annuity contracts began on June 17, 2009. Since then, the following changes have been made to available Funds:

April 30, 2010	Goldman Sachs Variable Insurance Trust Growth and Income Fund changed its name to Large Cap Value Fund and Capital Growth Fund changed its name to Strategic Growth Fund. Legg Mason Partners Variable Equity Trust Legg Mason ClearBridge Variable Fundamental Value Portfolio changed its name to Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio and Legg Mason ClearBridge Variable Investors Portfolio changed its name to Legg Mason ClearBridge Variable Large Cap Value Portfolio.

Ohio National Life

Ohio National Life was organized under the laws of Ohio on September 9, 1909. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $20.8 billion and equity of approximately $1.5 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242. We are a stock life insurance company ultimately owned by a mutual insurance holding company (Ohio National Mutual Holdings, Inc.). Our policyholders own the holding company.

Ohio National and/or its affiliates may pay certain retail broker-dealers additional compensation or reimbursement for their efforts in selling our variable contracts. Reimbursements and additional compensation are paid for the purpose of, among other things, training the broker-dealers’ registered representatives regarding the procedures for submitting business to us, internally marketing our products to their registered representatives, educating registered representatives about the benefits and options available under the variable contracts and about the benefits of variable contracts generally. These additional amounts are paid from our profits, not deducted from the contract owners’ purchase payments.

Additionally, we may compensate some broker-dealers more than others for the sale of our products. This differential compensation may be based on several factors including, but not limited to, the size of the selling broker-dealer, the amount of previous business generated by the broker-dealer and the length of time Ohio National has contracted with the broker-dealer for the distribution of our contracts. As with reimbursements, these payments are not deducted from contract owners’ purchase payments.

From time to time, Ohio National and/or its affiliates may also provide non-cash or cash compensation to certain financial institutions or their registered representatives in the form of occasional gifts, meals, tickets to events, educational conference support, special recognition support or other forms of non-cash and cash compensation as may be permitted by certain regulations applicable to broker-dealers.

We may credit additional amounts under our contracts for contracts sold to registered representatives (and their immediate families) of broker-dealers that have (i) a selling agreement with us and our principal underwriter to sell the contracts and (ii) approved the payment of the additional amount to their registered representatives. There will be no commissions paid on the sale of these contracts.

Ohio National Variable Account A

We established VAA on August 1, 1969 as a separate account for funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA. We reserve the right to limit your allocation of contract values to no more than 10 of the available subaccounts. Your allocation of contract values may be to no more than 18 of the available subaccounts. You assume all of the investment risk for contract value allocated to the subaccounts. You may be subject to restrictions on allocations if you purchase certain

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optional riders. Please see “Investment Restrictions for Certain Optional Riders” and “Optional Asset Allocation Models” for more information.

Income, gains and losses, whether or not realized, from assets allocated to VAA are credited to or charged against VAA without regard to our other income, gains or losses. The assets maintained in VAA will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all our assets are available to meet our obligations under the contracts. Unlike assets in VAA or other separate accounts we have established, all of our other assets may be charged with any liabilities arising out of any of our other business.

Any guarantees under the contract that exceed your contract value, such as those associated with the guaranteed benefit rider options or the death benefit rider options, are paid from our general account (not the separate account). Therefore, any amounts that we may pay under the contract in excess of contract value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

VAA is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the subaccounts of VAA are invested at net asset value in Fund shares. Values of other contracts not offered through this prospectus are also allocated to VAA, including some subaccounts that are not available for these contracts.

Investment Options

You may allocate your contract values to Funds, the Fixed Accumulation Account or an optional Asset Allocation Model as described below. If you purchase certain optional riders, you may be subject to restrictions on allocations. Please see “Optional Asset Allocation Models” and “Investment Restrictions for Certain Optional Riders” below.

Fixed Accumulation Account

We may offer a Fixed Accumulation Account as a rider to your contract. The Fixed Accumulation Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. We may also refer to the Fixed Accumulation Account as the Fixed Account. We reserve the right to not offer the Fixed Accumulation Account to new contracts in the future. The Fixed Accumulation Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it. We invest our general assets at our discretion as allowed by Ohio law.

The Fixed Accumulation Account is a subset of our general account. The general account consists of all of our general assets other than those allocated to a separate account. If the Fixed Accumulation Account is available on your contract, you may allocate purchase payments and contract values between the Fixed Accumulation Account and the Funds. There might be periods when we will not make the Fixed Accumulation Account available on new contracts.

The amount of investment income allocated to the contracts varies from year to year at our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year (or such lower rate as may be permitted by applicable state law), compounded annually, to contract values allocated to the Fixed Accumulation Account. We may credit interest at a rate in excess of 3% or in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.

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We guarantee that, before annuity payments begin, the value of a contract in the Fixed Accumulation Account will never be less than:

•	the amount of purchase payments allocated to, and transfers into, the Fixed Accumulation Account, plus

•	interest credited at the rate of 3% per year (or such lower rate that will be indicated in the contract) compounded annually, plus

•	any additional excess interest we may credit to guaranteed values, minus

•	any withdrawals and transfers from the guaranteed values, minus

•	any surrender charge on withdrawals, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Fixed Accumulation Account.

No deductions are made from the Fixed Accumulation Account for Account Expenses or Mortality and Expense Risk Charges. Insurance risk charges for optional benefit riders are taken pro rata from the Fixed Accumulation Account and variable subaccounts.

Other than pursuant to a DCA (scheduled transfer) or portfolio rebalancing program, we may restrict transfers of your Fixed Accumulation Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Fixed Accumulation Account for up to six months from the date we receive your written request for withdrawal.

The Funds

The Funds are mutual funds registered under the Investment Company Act 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund’s investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund’s average daily net assets that are allocated to VAA. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

Certain Funds may pay our distributor “12b-1 fees.” These fees are deducted from the assets of the Funds and are paid pursuant to a distribution (and/or shareholder servicing) plan adopted by the Funds under Rule 12b-1 of the 1940 Act. Please see the Funds’ prospectuses for more information about these fees. These payments decrease the Funds’ investment return.

Some of the Funds are structured as a “Fund of Funds.” A Fund of Funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Because a Fund of Funds invests in other mutual funds rather than individual securities, the Fund of Funds bears a proportionate share of expenses charged by the underlying funds in which it invests. Therefore, a Fund of Funds may have higher expenses than direct investments in the underlying Funds. You should read the Fund prospectuses carefully for more information.

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies. For a free copy of the Fund prospectus, call 1-888-925-6446.

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Periodically some of the Funds may be closed to future allocation of purchase payments. This may be at the request of the Fund or based on a decision made by us. Advance written notice will be given to contract owners prior to any such closure.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

Optional Asset Allocation Models

You may choose an optional Asset Allocation Model for your contract’s variable account values. If you choose this option, it must be used for all your variable account values. There is no charge for using an optional Asset Allocation Model. You may choose a model, discontinue using a model or change from one model to another at any time by notifying us. You may not use more than one model at a time. The GPP rider requires all variable account values be in the Asset Allocation Models from the issuance of the rider until the rider ends according to its terms or annuity payments begin. The GMIB Plus with Annual Reset (2009), GLWB and Joint GLWB riders require all your variable account values to be in Asset Allocation Models 2, 3 or 4 or be invested in accordance with the alternative investment restrictions from the issuance of the rider until the rider ends according to its terms or annuity payments begin. The GMIB Plus with Annual Reset (2008) with investment restrictions rider requires all your variable account values to be in an Asset Allocation Model or be invested in accordance with the alternative investment restrictions from the issuance of the rider until the rider ends according to its terms or annuity payments begin.

Asset allocation is the distribution of invested assets among several different kinds of investments (such as large cap domestic value stocks, small cap domestic growth stocks, foreign stocks, long term investment-grade bonds, intermediate term bonds, high income bonds, money market instruments, real estate securities and so on). Historically, diversification among several different kinds of asset classes has been shown to help reduce volatility over long periods of time. However, there can be no assurance that asset allocation will reduce volatility or enhance performance.

If you choose the Asset Allocation Models, upon your execution and return of the investment advisory agreement, Ohio National Investments, Inc. (“ONII”) will serve as your investment adviser for the limited purpose of developing and updating the Asset Allocation Models. The Asset Allocation Models do not become dynamic until the investment advisory agreement is executed and returned to ONII. Currently, you are required to sign an investment advisory agreement with ONII in order to be in an Asset Allocation Model. Periodically, typically annually, ONII will assess the make up of each of the Asset Allocation Models to determine if they continue to maintain the optimal level of investment return balanced against the designated risk tolerance for the model.

If ONII determines that changes to the models are appropriate, we will notify you at least 30 days before making the change. If we do not hear from you otherwise, we will automatically reallocate the assets contained in the existing model to the new model, based on the limited discretionary authority you will have granted to ONII to do so. If you do not want your contract values reallocated in your existing model, you may move to a different model. If you do not want to move to a different model and you do not wish to have your contract values reallocated in the existing model, we will deem the advisory agreement between ONII and you terminated and no further automatic rebalancing or reallocation will take place in your contract. If you have a rider that requires participation in the asset allocation models, the effect of the termination of the advisory agreement will be to terminate your rider as well except for the GMIB Plus with Annual Reset (2009), GMIB Plus with Annual Reset (2008) with investment restrictions, GLWB and Joint GLWB riders which can also remain in force if you adhere to the alternative investment restrictions.

More information about ONII’s role as your limited purpose investment adviser is contained in Part II of ONII’s Form ADV, which you can request at any time. It is possible that ONII may include underlying funds in the Asset

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Allocation Models for which it also acts as the investment adviser. As a result, inclusion of such portfolios will result in ONII receiving fund management fees from these funds and portfolios.

We have retained a third-party consultant to assist in the development of several asset allocation models, each comprising a combination of the contract’s available Funds. Ohio National, in consultation with ONII selects the underlying Funds to be offered through this annuity contract. The consultant then performs a quantitative analysis to determine which combination of Funds offers the best opportunity to achieve the expected investment return given the acceptable level of investment risk. ONII approves the final recommendations made by the consultant. A copy of the ONII’s Form ADV may be obtained free of charge by calling 1-800-366-6654. However, we reserve the right to change the third party consultant we use to develop the Asset Allocation Models or to develop the Asset Allocation Models without the use of a third party consultant. The consultant selects the Funds for each of the models in accordance with risk/return profiles they have developed. Currently the following Models are available:

•	Model 1: Conservative (investment objective — preservation of capital)

•	Model 2: Moderately Conservative (investment objective — moderate growth)

•	Model 3: Balanced (investment objective — steady growth in asset values)

•	Model 4: Moderate Growth (investment objective — moderately high growth in asset values)

•	Model 5: Growth (investment objective — high growth in asset values)

Please contact us at 1-888-925-6446 or your registered representative for more detailed information on the Models.

At the end of each quarter, variable account values allocated within each model will be rebalanced to maintain the mix of investments in the proportions established for each model. You will then receive a confirmation of the transfers made among the Funds within your contract. The transfer charge does not apply to these quarterly rebalancing transactions.

The transfer charge will apply if, by changing from one model to another, you exceed the 12 free transfers allowed per year. When you change models, it counts as one transfer.

Your registered representative or financial adviser can help you determine the model that best fits your risk tolerance, investment horizon and objectives. The variable account portion of any purchase payments you make after selecting an Asset Allocation Model will be allocated among the Funds as specified by the model you choose.

If your contract includes the optional Guaranteed Principal Protection (“GPP”) rider, your variable account values must be in one of the models. The GPP rider will be cancelled if you are no longer using any Asset Allocation Model. If the GPP is so terminated, a full annual rider charge will be assessed without being prorated to the date of termination.

We may limit the availability of an Asset Allocation Model under one of the riders with investment restrictions or that requires participation in an Asset Allocation Model.
If we limit the availability of an Asset Allocation Model, unless you make additional purchase payments, your contract value will continue to be allocated in the unavailable Asset Allocation Model.

If we limit the availability of an Asset Allocation Model and you make additional purchase payments, you will not be permitted to allocate them to the unavailable Asset Allocation Model. Because you may only be in one Asset Allocation Model at a time, you will have to transfer your contract value to an available Asset Allocation Model.

We will always provide at least one Asset Allocation Model for any rider that requires participation in an Asset Allocation Model.

If an Asset Allocation Model becomes unavailable for the allocation of purchase payments under GPP and you wish to make additional purchase payments, you will have to transfer your contract value to an available Asset Allocation Model.

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Currently if you own the GMIB Plus with Annual Reset (2009), GLWB or Joint GLWB, you can only be in Asset Allocation Model 2, 3, or 4 or comply with alternative investment restrictions. If you own the GMIB Plus with Annual Reset (2008) with investment restrictions, you may be in any Model or comply with alternative investment restrictions. If an Asset Allocation Model becomes unavailable for the allocation of purchase payments under those riders and you wish to make additional purchase payments, you will have to transfer your contract value to an available Asset Allocation Model or comply with the alternative investment restrictions under those riders.

In the following scenarios, you do not have to take affirmative action to retain your rider:

•	We limit the availability of an Asset Allocation Model under a rider, and you do not make any additional purchase payments.

•	ONII revises the make up of an existing Asset Allocation Model following the procedures described in this section, and you do no opt out.

In the following scenarios, you must take affirmative action or your rider will be cancelled:

•	We limit the availability of an Asset Allocation Model under a rider, and you do make additional purchase payments. If you do not transfer your contract value to an available Asset Allocation Model or comply with alternative investment restrictions, if applicable, your rider will be cancelled. However, if you make additional purchase payments and transfer your contract value to an available Asset Allocation Model at the same time, your rider will not be cancelled.

•	ONII revises the make up of an existing Asset Allocation Model following the procedures described in this section, you opt out by the deadline and do not move to another Asset Allocation Model. If you do not transfer your contract value to another Asset Allocation Model or comply with alternative investment restrictions, if applicable, your rider will be cancelled. If we provide only one Asset Allocation Model for any rider that requires participation in an Asset Allocation Model, if you opt out of the revised Asset Allocation Model and do not comply with alternative investment restrictions, if applicable, your rider will be cancelled.

Investment Restrictions for Certain Optional Riders

If you select the GMIB Plus with Annual Reset (2009), GLWB or Joint GLWB rider, your purchase payments and contract value must be allocated in accordance with the restrictions specified below:

(1)	Some or all of your purchase payments or contract value may be allocated to the Fixed Accumulation Account, if available. The Fixed Accumulation Account is not an available investment option with the GLWB or Joint GLWB rider. See “Fixed Accumulation Account” for more details about the Fixed Accumulation Account.

(2)	Any portion of your purchase payments or contract value that is not allocated to the Fixed Accumulation Account must be allocated in compliance with either (a) or (b):

(a)	100% must be allocated to one of Asset Allocation Models 2, 3 or 4. See “Optional Asset Allocation Models” for more details. Please contact us at 1-888-925-6446 or your representative for more detailed information on the Models.

or

(b)	(i) at least 30% must, but no more than 60% may, be allocated to investment options included in Category 1;

(ii)	no more than 70% may be allocated to investment options included in Category 2;

(iii)	no more than 25% may be allocated to investment options included in Category 3; and

(iv)	no more than 15% may be allocated to investment options included in Category 4.

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The investment options available for the GMIB Plus with Annual Reset (2009), GLWB or Joint GLWB in each Category are:

Investment Options
Category 1	Ohio National Fund, Inc. Money Market Portfolio Bond Portfolio	The Universal Institutional Funds, Inc. Morgan Stanley UIF Core Plus Fixed Income Portfolio

PIMCO Variable Insurance Trust Real Return Portfolio Total Return Portfolio

Category 2
Ohio National Fund, Inc.
Equity Portfolio
Omni Portfolio
S&P 500® Index Portfolio
Strategic Value Portfolio
Nasdaq-100® Index Portfolio
Bristol Portfolio
Bristol Growth Portfolio
Balanced Portfolio
Income Opportunity Portfolio
U.S. Equity Portfolio
Target VIP Portfolio
Target Equity/Income Portfolio

Dreyfus Variable Investment Fund
Appreciation Portfolio

Fidelity® Variable Insurance Products
VIP Contrafund® Portfolio
VIP Growth Portfolio
VIP Equity-Income Portfolio

Franklin Templeton Variable Insurance Products Trust
Franklin Income Securities Fund
Franklin Flex Cap Growth Securities Fund
Franklin Templeton VIP Founding Funds Allocation Fund
Templeton Foreign Securities Fund

Goldman Sachs Variable Insurance Trust
Goldman Sachs Large Cap Value Fund
Goldman Sachs Structured U.S. Equity Fund
Goldman Sachs Strategic Growth Fund

Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy

Janus Aspen Series
Janus Portfolio
Balanced Portfolio

Lazard Retirement Series
Lazard Retirement U.S. Strategic Equity Portfolio

Legg Mason Partners Variable Equity Trust
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio
Legg Mason ClearBridge Variable Equity Income Builder Portfolio
Legg Mason ClearBridge Variable Large Cap Value Portfolio

MFS® Variable Insurance Trust
MFS® Investors Growth Stock Series
MFS® Total Return Series

PIMCO Variable Insurance Trust
Global Bond Portfolio (Unhedged)

The Prudential Series Fund, Inc.
Jennison Portfolio
Jennison 20/20 Focus Portfolio

The Universal Institutional Funds, Inc.
Morgan Stanley UIF Capital Growth Portfolio

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Category 3
Ohio National Fund, Inc.
International Portfolio
Aggressive Growth Portfolio
High Income Bond Portfolio
Capital Appreciation Portfolio
Mid Cap Opportunity Portfolio

Federated Insurance Series
Federated Kaufmann Fund II

Fidelity® Variable Insurance Products
VIP Mid Cap Portfolio

Janus Aspen Series
Overseas Portfolio
Worldwide Portfolio

Lazard Retirement Series
Lazard Retirement International Equity Portfolio

MFS® Variable Insurance Trust
MFS® Mid Cap Growth Stock Series

Neuberger Berman Advisers Management Trust
AMT Regency Portfolio

The Universal Institutional Funds, Inc.
Morgan Stanley UIF International Growth Equity Portfolio

Category 4
Ohio National Fund, Inc.
International Small-Mid Company Portfolio
Millennium Portfolio
Capital Growth Portfolio
Small Cap Growth Portfolio
Bryton Growth Portfolio

ALPS Variable Insurance Trust
AVS Listed Private Equity Portfolio

Fidelity® Variable Insurance Products
VIP Real Estate Portfolio

Ivy Funds Variable Insurance Portfolios

Ivy Funds VIP Global Natural Resources

Ivy Funds VIP Science and Technology

Lazard Retirement Series
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio
Lazard Retirement Emerging Markets Equity Portfolio

MFS® Variable Insurance Trust
MFS® New Discovery Series

PIMCO Variable Insurance Trust
CommodityRealReturn® Strategy Portfolio

Royce Capital Fund
Royce Micro-Cap Portfolio
Royce Small-Cap Portfolio

The Universal Institutional Funds, Inc.
Morgan Stanley UIF U.S. Real Estate Portfolio

If you select the GMIB Plus with Annual Reset (2008) and elect investment restrictions, your purchase payments and contract value must be allocated in accordance with the restrictions specified below:

(1)	Some or all of your purchase payments or contract value may be allocated to the Fixed Accumulation Account, if available. See “Fixed Accumulation Account” for more details.

(2)	Any portion of your purchase payments or contract value that is not allocated to the Fixed Accumulation Account must be allocated in compliance with either (a)or (b):

(a)	100% must be allocated to one of the available Asset Allocation Models. See “Optional Asset Allocation Models” for more details.

or

(b)	(i) at least 20% must be allocated to investment options included in Category 1;

(ii)	no more than 80% may be allocated to investment options included in Category 2;

(iii)	no more than 25% may be allocated to investment options included in Category 3; and

(iv)	no more than 15% may be allocated to investment options included in Category 4.

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The investment options available for the GMIB Plus with Annual Reset (2008) in each Category are:

Investment Options

Category 1	Ohio National Fund, Inc. Money Market Portfolio Bond Portfolio	The Universal Institutional Funds, Inc. Morgan Stanley UIF Core Plus Fixed Income Portfolio

PIMCO Variable Insurance Trust Real Return Portfolio Total Return Portfolio

Category 2
Ohio National Fund, Inc.
Equity Portfolio
Omni Portfolio
S&P 500 Index® Portfolio
International Portfolio
Aggressive Growth Portfolio
Strategic Value Portfolio
Nasdaq-100® Index Portfolio
Bristol Portfolio
Bristol Growth Portfolio
Balanced Portfolio
Income Opportunity Portfolio
U.S. Equity Portfolio
Target VIP Portfolio
Target Equity/Income Portfolio

Dreyfus Variable Investment Fund
Appreciation Portfolio

Fidelity® Variable Insurance Products
VIP Contrafund® Portfolio
VIP Growth Portfolio
VIP Equity-Income Portfolio

Franklin Templeton Variable Insurance Products Trust
Franklin Income Securities Fund
Franklin Flex Cap Growth Securities Fund
Franklin Templeton VIP Founding Funds
Allocation Fund
Templeton Foreign Securities Fund

Goldman Sachs Variable Insurance Trust
Goldman Sachs Large Cap Value Fund
Goldman Sachs Structured U.S. Equity Fund
Goldman Sachs Strategic Growth Fund

Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy

Janus Aspen Series
Janus Portfolio
Worldwide Portfolio
Overseas Portfolio
Balanced Portfolio

Lazard Retirement Series
Lazard Retirement International Equity Portfolio
Lazard Retirement U.S. Strategic Equity Portfolio

Legg Mason Partners Variable Equity Trust
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio
Legg Mason ClearBridge Variable Equity Income Builder Portfolio
Legg Mason ClearBridge Variable Large Cap Value Portfolio

MFS® Variable Insurance Trust
MFS® Investors Growth Stock Series
MFS® Total Return Series

PIMCO Variable Insurance Trust
Global Bond Portfolio (Unhedged)

The Prudential Series Fund, Inc.
Jennison Portfolio
Jennison 20/20 Focus Portfolio

The Universal Institutional Funds, Inc.
Morgan Stanley UIF International Growth Equity Portfolio
Morgan Stanley UIF Capital Growth Portfolio

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Category 3
Ohio National Fund, Inc.
High Income Bond Portfolio
Capital Appreciation Portfolio
Mid Cap Opportunity Portfolio

Federated Insurance Series
Federated Kaufmann Fund II

Fidelity® Variable Insurance Products
VIP Mid Cap Portfolio
MFS® Variable Insurance Trust MFS® Mid Cap Growth Stock Series Neuberger Berman Advisers Management Trust AMT Regency Portfolio

Category 4
Ohio National Fund, Inc.
International Small-Mid Company Portfolio
Millennium Portfolio
Capital Growth Portfolio
Small Cap Growth Portfolio
Bryton Growth Portfolio

ALPS Variable Insurance Trust
AVS Listed Private Equity Portfolio

Fidelity® Variable Insurance Products
VIP Real Estate Portfolio

Ivy Funds Variable Insurance Portfolios, Inc.
Ivy Funds VIP Global Natural Resources
Ivy Funds VIP Science and Technology

Lazard Retirement Series
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio
Lazard Retirement Emerging Markets Equity Portfolio

MFS® Variable Insurance Trust
MFS® New Discovery Series

PIMCO Variable Insurance Trust
CommodityRealReturn® Strategy Portfolio

Royce Capital Fund
Royce Micro-Cap Portfolio
Royce Small-Cap Portfolio

The Universal Institutional Funds, Inc.
Morgan Stanley UIF U.S. Real Estate Portfolio

With the GMIB Plus with Annual Reset (2009), you may allocate purchase payments to a fixed account as part of a dollar-cost averaging (“DCA”) program, if available, and transfer amounts out of the dollar cost averaging account (“DCA Account”) in accordance with the restrictions described above. With the GLWB or Joint GLWB, you may allocate purchase payments to the Enhanced DCA account as part of a DCA program and transfer amounts out of the Enhanced DCA account in accordance with the restrictions. You may not establish a DCA program with scheduled transfers from a Fund and comply with these restrictions. See “Scheduled Transfers (Dollar Cost Averaging)” for more details about dollar cost averaging.

Transfers.  Any transfer request or change in allocation or rebalance instructions must comply with the applicable investment restrictions. Any transfer request from one Category to another must result in an allocation that continues to meet the investment restrictions. If you make a transfer within a Category, you will still be deemed to have met the investment restrictions, even if your contract value has increased beyond the percentage limit. Your contract value, however, will be rebalanced quarterly. Please note that a transfer request will not update your purchase payment allocation or rebalance instructions. You must provide us separate instructions to change your purchase payment allocation or rebalance instructions.

Classifications.  We have classified investment options into the above Categories based on the fund’s characteristics and our determination of their risk. If a new investment choice is added to your contract, we will determine which of the above Categories, if any, it will be placed in. We may reassess our determination of risk based on characteristics such as investment objective, strategy or holdings and may change the classification of any investment option in the individual Categories with advance written notice to you. We may limit the availability of any Asset Allocation Model or any investment option under the riders. We may apply any changes to future purchase payments and transfer requests. Any such changes to transfer requests will not apply to transfers out of the DCA Account. If an existing investment option becomes unavailable for the allocation of future purchase payments and you wish to make additional purchase payments, you will need to provide us updated allocation instructions that comply with 2(a) or 2(b) described above in this section. If a change in classification applies to future transfer

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requests, any transfer request you make must comply with the new investment restrictions. If you do not make any additional purchase payments or transfer requests after a change in classification, the change in investment classification will not apply to you. If you fail to provide us with new instructions as described and your allocation of purchase payments or contract value violates the investment restrictions, your rider will be terminated.

Please note that you may only be in one Asset Allocation Model at a time. Therefore, if an Asset Allocation Model to which your contract value is allocated becomes unavailable for the allocation of future purchase payments under your rider and you wish to make additional purchase payments, you will have to transfer your contract value to an Asset Allocation Model that is available under your rider.

Rebalancing.  If you choose to allocate your purchase payments to an Asset Allocation Model according to option (2)(a) described above in this section, at the end of each calendar quarter we will rebalance variable account values allocated within each Model to maintain the mix of investments in the proportions established for each Model. If you choose to allocate your purchase payments according to option 2(b) described above in this section, you must provide us with rebalance allocation instructions that comply with option 2(b). On each three-month anniversary of the date the applicable rider was added, we will rebalance your contract value in accordance with your rebalance instructions.

Termination.  You will not violate the investment restrictions simply because your contract value in the Categories increases or decreases above or below the specified limits. You will violate the investment restrictions if you allocate purchase payments or contract value in a manner not specified above. If you have purchased the following riders and you violate the restrictions as described, your rider will be cancelled.

•	If you have purchased the GMIB Plus with Annual Reset (2009), your rider will be cancelled if you violate the restrictions. Furthermore, if you have also purchased the ARDBR (2009), it will be cancelled.

•	If you have purchased the GMIB Plus with Annual Reset (2008) and chosen investment restrictions, your rider will be cancelled if you violate the restrictions. Furthermore, if you have also purchased the ARDBR (2008), it will be cancelled.

•	If you have purchased the GLWB or Joint GLWB, your rider will be cancelled if you violate the restrictions.

If one of these riders is cancelled, a prorated annual rider charge will apply. Please see “Optional Death Benefit Riders,” “Optional Guaranteed Minimum Income Benefit (GMIB) Riders” and “Optional Guaranteed Lifetime Withdrawal Benefit (‘GLWB’) Riders” for more information.

Mixed and Shared Funding

In addition to being offered to VAA, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAA’s participation in a Fund. Material conflicts could result from such things as:

•	changes in state insurance law;

•	changes in federal income tax law;

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•	changes in the investment management of any Fund; or

•	differences in voting instructions given by different types of owners.

Voting Rights

We will vote Fund shares held in VAA at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAA, for which no timely instructions are received, in proportion to the instructions that we do receive. There is no minimum number of contract owners required to form a quorum. As a result, a small number of contract owners may determine the outcome of a vote submitted by a VAA to a Fund.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of shares tends to decrease as annuity payments progress.

Distribution of Variable Annuity Contracts

The variable annuity contracts are sold by our insurance agents who are also registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONEQ and the broker-dealers are registered under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority. We pay ONEQ up to 6.10% of each purchase payment and ONEQ then pays part of that to the broker-dealers. The amounts may vary by broker-dealer. The broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay the sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ’s address is One Financial Way, Montgomery, Ohio 45242.

Deductions and Expenses

Surrender Charge

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to broker-dealers or other benefits provided under the contract, cost of sales literature and prospectuses, and other expenses related to sales activity. The surrender charge is a percentage of your total purchase payments minus all previous withdrawals. This percentage varies with the number of years from the date the purchase payments were made (starting with the first purchase payment) as follows:

Years	Payment

1st	7%
2nd	7%
3rd	7%
4th	6%
5th and later	0%

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During each contract year, you may withdraw not more than 10% of the contract value (as of the day of the first withdrawal made during that contract year) without a surrender charge. You may take this 10% annual free withdrawal in up to 12 installments. We do not assess the surrender charge when the proceeds are entirely withdrawn after the death of the annuitant. If the annuitant dies before the end of the surrender charge period and the beneficiary chooses any settlement option other than a lump sum distribution or immediate annuitization, we will assess the applicable surrender charge on any withdrawals the beneficiary takes while the contract is in the surrender charge period.

We do not assess a surrender charge after you annuitize the contract. If you choose an alternative annuity option, we will not assess a surrender charge if one of the following is true:

(1)	If the withdrawal for the alternative annuity option is before the end of the second contract year, the annuity income must be payable for the lifetime of the annuitant and joint annuitant, if any;

(2)	If the withdrawal for the alternative annuity option is during the third through fifth contract years, the annuity income must be payable over a period of not less than ten years or payable over the lifetime of the annuitant and joint annuitant, if any; or

(3)	If the withdrawal for the alternative annuity option is after the fifth contract year, the annuity income must be payable over a period of not less than five years or payable over the lifetime of the annuitant and joint annuitant, if any.

Withdrawal Fee

We may also charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract year. This charge is to reimburse us for administrative processing expenses associated with a withdrawal. We are not currently charging the fee. We will provide 30 days notice prior to assessing a withdrawal fee.

Annual Contract Fee

Each year on the contract anniversary (or when you surrender the contract), we will deduct an annual contract fee of $30 from the contract value. This helps to repay us for maintaining the contract for contracts under $50,000. This helps to cover expenses for accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc. since the account expense charge is not sufficient to cover these expenses for smaller contracts. There is no contract fee for contracts having a value of at least $50,000 at the contract anniversary. There is no charge after annuity payments begin. We guarantee not to increase the annual contract fee.

Deduction for Account Expense Fee

At the end of each valuation period before annuity payments begin we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for amounts not covered by the annual contract fee. Examples of these are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

Deduction for Mortality and Expense Risk Fee

We guarantee that, until annuity payments begin, the contract’s value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit if the annuitant dies before annuity payments begin. After annuity payments begin, and except in the instance of the annuitant’s death, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1.25% of the contract value on an

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annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.25% on an annual basis. After the fourth contract year, the maximum charge under this section will be 0.90%. We may discontinue this limitation on our right to increase the deduction, but only as to contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.70% for mortality risk (0.65% after the fourth contract year), and 0.55% for expense risk (0.25% after the fourth contract year). We hope to realize a profit from this charge. However there will be a loss if the deduction fails to cover the actual risks involved.

Charges for Optional Benefits

There is an additional annual charge if you choose an optional benefit. The additional charge is made on each contract anniversary before annuity payments begin. Not all optional benefits are available in all states. We may discontinue any of the optional benefits on new contracts at any time. See the individual discussion of each rider later in this prospectus for details on the riders and the amounts upon which the charges are based.

If you choose the annual stepped-up death benefit, 6% GMDBR80 Plus, 6% GMDBR85 Plus, 5% GMDBR80 Plus, 5% GMDBR85 Plus, ARDBR (2009), ARDBR (2008) or ARDBR as described under “Death Benefit,” those annual charges are the following percentages of the optional death benefit amounts:

Annual Stepped-Up Death Benefit	0.25%
6% GMDBR80 Plus (currently 0.25%)	0.30% (maximum charge)
6% GMDBR85 Plus	0.45%
5% GMDBR80 Plus	0.45%
5% GMDBR85 Plus	0.70%
ARDBR (2009) (currently 0.85%)	1.40% (maximum charge)
ARDBR (2008) at issue ages through 74 (currently the charge is 0.80%)	1.00% (maximum charge)
ARDBR (2008) at issue ages 75 through 78 (currently the charge is 0.95%)	1.15% (maximum charge)
ARDBR	0.60%

If you choose the GEB, as described under “Death Benefit,” the annual charge is the following percentage of your contract value on the contract anniversary:

GEB at issue ages through 70	0.15%
GEB at issue ages 71 through 75	0.30%
GEB “Plus” at issue ages through 70	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%

If you choose the GMIB Plus with Annual Reset, GMIB Plus with Annual Reset (2008) or GMIB Plus with Annual Reset (2009) riders the annual charge is the following percentage of your guaranteed income base as described under “Optional Guaranteed Minimum Income Benefit (“GMIB”)”:

GMIB Plus with Annual Reset (2009) (currently 0.95%)	1.50% (maximum charge)
GMIB Plus with Annual Reset (2008) without investment restrictions (currently 1.00%)	1.65% (maximum charge)
GMIB Plus with Annual Reset (2008) with investment restrictions (currently 0.85%)	1.50% (maximum charge)
GMIB Plus with Annual Reset	0.70%

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If you choose the GPP, the annual charge is the following percentage of your average annual guaranteed principal amount as described under “Optional Guaranteed Principal Protection (“GPP”)”:

Percent of average annual guaranteed principal amount	0.55%

If you choose the GLWB or Joint GLWB, the annual charge is the following percentage of your GLWB base as described under “Optional Guaranteed Lifetime Withdrawal Benefit (‘GLWB’) Riders:”

GLWB (currently 0.95%)	2.00	% (maximum charge)
Joint GLWB (currently 1.05%)	2.00	% (maximum charge)

Transfer Fee

We may charge a transfer fee of $10 for each transfer of values from one or more subaccounts to other subaccounts. Only one charge is assessed for transfers out of any one subaccount, even if the transfer is to multiple subaccounts. The fee is charged pro rata against the subaccounts from which the transfer is made. We currently do not charge for your first 12 transfers each contract year. Other restrictions may apply to transfers. See “Transfers among Subaccounts” below.

Deduction for State Premium Tax

Depending on your state, a premium tax or some similar charge may be levied based on the amount of your annuity purchase payments. We will deduct from your contract value the amount of any applicable premium taxes or similar assessment charged by any state or other governmental entity. While the rates are subject to change, the range for the premium tax is currently between 0.0% and 5.0%. If a charge is assessed, we will deduct that amount from your contract value at the time the contract is surrendered, at the time you annuitize, or at such earlier time that we may become subject to the premium tax. We may also deduct the premium tax from any death benefit proceeds.

Fund Expenses

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectuses. Deduction for Fund expenses continues after annuity payments begin for those amounts still allocated to the Funds.

Description of Variable Annuity Contracts

10-Day Free Look

You may revoke the contract at any time until the end of 10 days after you receive it (or such longer period as may be required by your state law) and get a refund of the contract value as of the date of cancellation. To revoke, you must return the contract to us within the free look period. We must receive your contract at our home office (the address listed on the first page of the prospectus) by 4:00 p.m. Eastern time on the last day of the free look period. In some states, we are required to return the greater of the original purchase price or the current contract value if you exercise your free look. Any purchase payments in these states to be allocated to variable Funds may first be allocated to the Money Market portfolio until the end of the free look period. If you are a California resident 60 years old or older and at the time you apply for your contract you elect to receive a return of your purchase payments if you exercise your free look, any purchase payments to be allocated to variable Funds will first be allocated to the Money Market Portfolio until the end of the free look period. If you are a California resident 60 years old or older and you do not elect to receive a return of your purchase payment, you will receive a refund of your contract value if you exercise your free look. For IRAs, you may get a refund of the greater of your purchase payments or the current contract value. We deem you to receive the contract and the free look period to begin five days after we mail your contract to you.

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Accumulation Period

Purchase Payments

The minimum initial purchase payment is $5,000 ($2,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans).

For contracts applied for on or after May 1, 2010, we currently limit your total purchase payments for any one life to $3,000,000. In those states where permitted, for contracts applied for on or after January 12, 2010, we may limit your total purchase payments to the lesser of the following:

(a)	for any one contract, the lesser of 150% of your initial purchase payment or $1,000,000; and

(b)	for all our variable annuities sold to you, or covering the life of the annuitant, $1,000,000.

For other contracts, we may limit your total purchase payments for any one life to $1,500,000. If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored.

Accumulation Units

Until the annuity payout date, the contract value is measured by accumulation units. As you make each purchase payment, we credit units to the contract (see Crediting Accumulation Units). The number of units remains constant between purchase payments but their dollar value varies with the investment results of each Fund to which payments are allocated.

Crediting Accumulation Units

Your registered representative will send an order or application, together with the first purchase payment, to our home office for acceptance. We may enter into arrangements with certain broker-dealers whereby submission of the completed application and first purchase payment to the broker-dealer will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we first must ensure that the broker-dealer has adequate compliance controls in place to prevent applications received after the cut-off time (usually 4:00 p.m. Eastern time) from being submitted to us for issuance as if received before the cut-off time.

Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, we will credit your first purchase payment within two business days after receipt. If we do not receive everything necessary to make the application in good order within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

Unless otherwise prohibited by law, no contract is effective until the purchase payment is received and the contract is issued during the lifetime of the annuitant. If the annuitant dies before the contract is issued and we are not notified at our home office of the annuitant’s death, our sole obligation is to return the contract value to you or your estate upon notice and proof of the death of the annuitant.

You must send any additional purchase payments directly to our home office. They will then be applied to your contract according to you allocation instructions to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our home office. Except as detailed in the paragraph above, payments received after 4 p.m. (Eastern time) on a valuation period (earlier those days when the New York Stock Exchange closes early) will be priced at the next calculated unit value.

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Allocation of Purchase Payments

You may allocate your contract values among up to 18 investment options including the variable subaccounts of VAA and to the Fixed Accumulation Account (if offered). We reserve the right to limit your allocation of purchase payments to no more than 10 of the available investment options. The amount you allocate to any Fund or the Fixed Accumulation Account must equal a whole percent. You may change your allocation of future purchase payments at any time by sending written notice to our home office. Changes in allocation of purchase payments are not deemed effective until received by us at our home office. You may be subject to restrictions on allocations if you purchase certain optional riders. Please see “Investment Restrictions for Certain Optional Riders” and “Optional Asset Allocation Models” for more information.

Accumulation Unit Value and Accumulation Value

We set the original accumulation unit value of each subaccount of VAA for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract’s value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period and adding to that amount in the Fixed Accumulation Account or in a Dollar Cost Averaging Account.

Net Investment Factor

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts’ accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a)	is:

(1)	the net asset value of the corresponding Fund share at the end of a valuation period, plus

(2)	the per share amount of any dividends or other distributions declared for that Fund if the “ex-dividend” date occurs during the valuation period, plus or minus

(3)	a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount; (No federal income taxes apply under present law.)

(b)	is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c)	is the deduction for administrative and sales expenses and risk undertakings.

Surrender and Withdrawal

Before annuity payments begin you may surrender (totally withdraw the value of) your contract, or withdraw part of the contract value (at least $500). You must make all surrender or withdrawal requests by providing Notice to us. The surrender charge may then apply. That charge is taken from the total amount withdrawn.

Unless you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any surrender charge and any premium tax charge that may apply. In the case of a surrender, we subtract any contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment of Fixed Accumulation Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain retirement plans. For possible tax consequences of a surrender or withdrawal, see “Federal Tax Status” below.

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If you request a surrender or withdrawal which includes contract values derived from purchase payments that have not yet cleared the banking system, we may delay mailing the portion relating to such payments until your check has cleared. We require the return of the contract or the execution of an affidavit indicating the contract has been lost in the case of a surrender.

Your right to withdraw may be suspended or the date of payment postponed:

(1)	for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Commission has restricted trading on the Exchange;

(2)	for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund’s net assets; or

(3)	such other periods as the Commission may order to protect security holders.

Transfers among Subaccounts

You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract’s interest in a Fund, if less). Not more than 20% of a contract’s Fixed Accumulation Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day’s total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. This policy will be applied uniformly without exception. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not honored. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not honored because of these limitations.

Certain third parties may offer you investment management services for your contract. We will honor transfer requests from these third parties only if you give us a written power of attorney to do so. Fees you pay for such other services are in addition to any contract charges.

We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios’ operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio managers from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict or reject purchase and exchange orders which we believe represent excessive or disruptive trading. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.

The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

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Upon the third instance of excessive trading, transfers of contract values will only be permitted into the money market portfolio and all other transfer privileges will be suspended. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge, if any.

We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of our policies related to excessive trading and market timing as described in this section will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits. You may be deemed to have traded excessively even if you have not exceeded the number of free transfers permitted by your contract.

Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

•	The number of transfers made in a defined period;

•	The dollar amount of the transfer;

•	The total assets of the portfolios involved in the transfer;

•	The investment objectives of the particular portfolios involved in your transfers; and/or

•	Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if we, or the portfolios, believe that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If we are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harm associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.

Pursuant to rules adopted by the Securities and Exchange Commission, we are required to enter into agreements with the Funds which require us to provide the Funds, upon their request, with certain information including taxpayer identification numbers of contract owners and the amounts and dates of any purchase, redemption, transfer or exchange requests by contract owners. We are also required to restrict or prohibit further purchases or exchange requests into the Funds by a contract owner upon instruction from the Funds.

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Effective Time for Purchase, Transfer or Redemption Orders

Orders to purchase, redeem or transfer shares received after the close of the New York Stock Exchange, typically 4:00 p.m. (Eastern time) on a valuation period (earlier on those days when the New York Stock Exchange closes early) will not become effective until the next business day.

However, we may enter into arrangements with certain broker-dealers whereby orders to purchase accumulation units (either through an initial purchase or subsequent purchase payments to an existing contract) will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we will first ensure that the broker-dealer has adequate compliance controls in place to prevent orders to purchase units received after the cut-off time (usually 4:00 p.m. Eastern time) from being credited as if received before the cut-off time.

Electronic Access

If you give us a pre-authorization form, your contract and unit values and interest rates can be checked by telephoning us at 1-800-366-6654, #1 or by accessing our web site at any time at www.ohionational.com. You may also request transfers and change allocation on our web site. You may only make one electronic, facsimile or telephone (collectively, “electronic”) transfer request per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the owner in writing sent within 48 hours of the electronic request. You may think that you have limited this access to yourself, or to yourself and your representative. However, anyone giving us the necessary identifying information can use electronic access once you authorize it.

Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, your agent’s or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, your should make your transfer request by writing to our home office.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

Scheduled Transfers (Dollar Cost Averaging)

We administer a Dollar Cost Averaging (“DCA”) program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount from the Fixed Accumulation Account or the Funds to any of the other subaccounts. Each transfer under the DCA program must be at least $300. For a DCA program from a Fund, at least 12 transfers must be scheduled. For a DCA program from the Fixed Accumulation Account, at least three transfers must be scheduled. The DCA program is only available to contracts having a total accumulation value of at least $3,600. No transfer fees will be incurred for DCA transfers and they do not count against the 12 free transfers allowed each contract year. Unless you are in an Asset Allocation Model or unless other investment restrictions are applicable, a DCA program may be made with transfers from Funds or the Money Market Portfolio to any other Funds at any time during the contract.

A DCA program with transfers from the Fixed Accumulation Account to any other Funds may be made if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make purchase payments from which DCA transfers will be made. A DCA program from the Fixed Accumulation Account may not exceed 2 years.

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DCA generally has the effect of reducing the risk of purchasing at the top of a market cycle by reducing the average cost of indirectly purchasing Fund shares through the subaccounts to less than the average price of the shares on the same purchase dates. DCA transfers from the Fixed Accumulation Account or from a Fund with a stabilized net asset value, such as the Money Market Portfolio, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. In addition, in a rising market, DCA will produce a lower rate of return than will a single up-front investment.

The DCA program may be discontinued at any time by you as long as we receive notice of the cancellation at least 7 business days before the next scheduled transfers. We reserve the right to not offer the DCA program to new contracts in the future. Upon prior written notice, we may discontinue providing the DCA program to existing contracts that are not currently enrolled in a DCA program.

Enhanced DCA Account.  We currently offer the Enhanced DCA program for initial purchase payments (or additional purchase payments of $3,600 or greater) which are allocated to the enhanced DCA account that provides a fixed interest rate that is higher than the guaranteed minimum interest rate for the Fixed Accumulation Account. The Enhanced DCA account is a subset of the Fixed Accumulation Account. The Enhanced DCA program requires the purchase payment be fully transferred from the account within specified periods of time. Each DCA transfer must be at least $300. The Enhanced DCA program can be discontinued at any time by you as long as we receive notice of the cancellation at least 7 business days before the next scheduled transfer. Terminating this program will result in all remaining funds transferred to the subaccounts of your choice or to the Fixed Accumulation Account. We reserve the right to not offer the Enhanced DCA program to new contracts in the future. Upon prior written notice, we may discontinue providing the Enhanced DCA program for additional purchase payments.

Portfolio Rebalancing

You may have us automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage (whole percentages only) of contract value in each of two or more designated Funds. The purpose of a portfolio rebalancing strategy is to maintain, over time, your desired allocation percentage in the designated Funds having differing investment performance. Portfolio rebalancing will not necessarily enhance future performance or protect against future losses.

The transfer charge does not apply to portfolio rebalancing transactions. These transactions do not count against the 12 free transfers you are allowed each contract year. You may not have portfolio rebalancing for any Funds that are part of a DCA program.

Nursing Facility Confinement

We will not assess a surrender charge if you are confined to a state licensed or legally operated in-patient nursing home facility for at least 30 consecutive days. This waiver of the surrender charge may not be available in all states. It only applies when:

•	the confinement begins after the first contract anniversary and before annuity payments begin;

•	the contract was issued before your 80th birthday; and

•	we receive the request for withdrawal, together with proof of the confinement, at our home office while you are confined or within 90 days after discharge from the facility.

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Ohio National Life Employee Discount

We and our affiliated companies offer a benefit in the form of an additional premium on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser’s household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser’s minor grandchildren under the Uniform Gifts to Minors Act. This premium counts as additional income under the contract. The amount of the benefit equals 2.5% of all purchase payments made in the first contract year and 3.9% of purchase payments made in the second through sixth contract years. We allocate amounts to the Fixed Accumulation Account in these amounts at the time the eligible person makes each payment. If an employee exercises his or her free look right, the full amount of the benefit will be deducted when we pay the free look proceeds.

Death Benefit

Basic Death Benefit

What does the beneficiary receive upon death of the annuitant before the annuity payout date?

If the annuitant dies before the annuity payout date, your contract provides for the beneficiary to receive Proceeds from the contract. The Proceeds equal (i) the contract value and (ii) any Death Benefit Adjustment, on the calculation date as described below.

What is the amount of the Death Benefit Adjustment?

The Death Benefit Adjustment is equal to the excess, if any, of the Death Benefit over the contract value on the calculation date as described below. The Death Benefit is used solely to calculate the Death Benefit Adjustment and is not an amount paid to the beneficiary.

The Death Benefit is the greatest of: (i) the total contract value or (ii) net purchase payments less pro-rata withdrawals, unless one of the riders added to your contract provides for a higher death benefit.

For purposes of the paragraphs above, “net purchase payments” means your total purchase payments less an amount for any applicable premium tax or similar state or local tax. “Pro rata withdrawals” mean an adjustment for any amounts you have withdrawn from the contract based on the percentage reduction to the total contract value which resulted from the withdrawal.

If the contract value is greater than the Death Benefit on the calculation date as described below, then there is no Death Benefit Adjustment that will be added to the Proceeds. If the contract value is less than the Death Benefit on the calculation date as described below, then there is a Death Benefit Adjustment that will be added to the Proceeds. See the examples below.

When are contract value and Death Benefit Adjustment calculated for purposes of this section?

The contract value is calculated as of the date that we receive proof of the annuitant’s death and satisfactory instruction from the beneficiary for the disposition of the contract.

The Death Benefit Adjustment is calculated as of the earlier of: (i) the date we are in receipt of proof of the annuitant’s death; or (ii) 90 days from the date of the annuitant’s death.

Examples of Death Benefit Adjustment calculation:

If the contract value on date of the Death Benefit Adjustment calculation is $100,000 and the Death Benefit is $85,000, then there is no Death Benefit Adjustment.

If the contract value on date of the Death Benefit Adjustment calculation is $85,000 and the Death Benefit is $100,000, then the Death Benefit Adjustment is $15,000 ($100,000 Death Benefit minus $85,000 contract value).

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$15,000 is added to the Money Market Portfolio until satisfactory instructions are received from the beneficiary as to settlement of the contract or the beneficiary gives us different investment instructions. If the contract value is $60,000 when we receive satisfactory instructions to settle the contract, then the beneficiary will receive $75,000 ($15,000 + $60,000). If the contract value is $120,000 when we receive satisfactory instructions, then the beneficiary will receive $135,000 ($15,000 + $120,000).

Where are the Proceeds invested before being paid out to a beneficiary?

From the date of the annuitant’s death until the Proceeds are paid to the beneficiary, unless the beneficiary elects to change the subaccount allocations, the contract value will remain invested in the subaccounts selected by the owner. If we have not yet received the required documents necessary to pay the Proceeds to the beneficiary, the amount equal to the Death Benefit Adjustment is added to the contract in the Money Market Portfolio.

What are the consequences of any change in the contract value before the Death Benefit Adjustment is calculated?

The beneficiary may decide to reallocate the contract value to different subaccounts in an effort to minimize the risk of market fluctuation. If the beneficiary elects to change the subaccount allocations before the date that the Death Benefit Adjustment is calculated, then any resulting change in contract value will have an impact on the Death Benefit Adjustment amount when it is calculated.

What are the consequences of any change in the contract value after the Death Benefit Adjustment is calculated?

Any change in the contract value, including, but not limited to market fluctuation, after the effective date of the Death Benefit Adjustment, and before we distribute the contract Proceeds, will affect the amount to be paid to the beneficiary. If the contract value increases or decreases, the amount of the Proceeds will be correspondingly increased or decreased. As such, the actual amount paid upon disposition of the contract may be more or less than the highest Death Benefit provided under your contract or optional riders.

How will the Proceeds be paid to the beneficiary?

The contract proceeds will be paid to the beneficiary in a single sum unless you or the beneficiary(ies) elect settlement under one or more settlement options. If there are multiple beneficiaries and the owner has not selected a settlement option, all the beneficiaries must agree on a settlement option or the payout value will be paid in lump sums to all of them proportionally. We must receive all required documentation or forms from all beneficiaries before the Proceeds will be distributed.

Unless otherwise designated by the contract owner before the date of annuitant’s death, the beneficiary may elect one of the following settlement options:

(1)	Five Year Continuance — Beneficiary may elect to become owner of the annuity and must liquidate the annuity within five years from the date of the annuitant’s death. If the annuitant dies before the end of the surrender charge period and the beneficiary continues the contract, we will charge the applicable surrender charge on any partial withdrawals the beneficiary takes while the contract is in the surrender charge period.

(2)	Beneficiary Stretch — Beneficiary may elect to become owner of the annuity and may continue the annuity for as long as the beneficiary takes a required minimum distribution each year beginning the first year after the year in which the annuitant died. This option must be elected within twelve months from the date of the annuitant’s death. If the annuitant dies before the end of the surrender charge period and the beneficiary continues the contract, we will charge the applicable surrender charge on any partial withdrawals the beneficiary takes while the contract is in the surrender charge period.

(3)	Immediate Annuitization — Beneficiary may elect to annuitize the annuity but must do so within twelve months from the date of the annuitant’s death. We do not assess a surrender charge if the beneficiary chooses to annuitize.

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(4)	Lump Sum Distribution — Beneficiary may elect a lump sum distribution in which a surrender charge will not apply.

If the sole, primary beneficiary is the surviving spouse of the owner and annuitant and there is either no surviving owner or the surviving spouse is also the sole surviving owner, the spouse may continue the contract as the owner and annuitant, or choose one of the settlement options listed above.

Not all of the settlement options may be available if the beneficiary is not a natural person.

Other considerations:

We may require any designated beneficiary have an insurable interest in the life of the annuitant.

Any guarantees under the contract or death benefit riders that exceed the value of your interest in the separate account “VAA” are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

Optional Death Benefit Riders

Annual Stepped-Up Death Benefit.

In those states where permitted, we may offer an optional annual stepped-up death benefit at the time the contract is issued. With that option, the death benefit on the first contract anniversary will be the greater of (a) the contract value then or (b) net purchase payments less pro-rata withdrawals made on or before that date. On each contract anniversary after that (until the annuitant attains age 86), the death benefit will be reset to the greater of (a) the contract value on that anniversary date or (b) the death benefit as of the last preceding anniversary adjusted for any purchase payments or withdrawals. The stepped-up death benefit amount is increased by purchase payments and decreased by pro-rata withdrawals made during the period between contract anniversaries. There is an additional annual charge of 0.25% of the optional death benefit amount. You cannot purchase the annual stepped-up death benefit once the annuitant is 76 years old.

GMDBR80 Plus/GMDBR85 Plus.

In those states where permitted, we may offer the 5% GMDBR80 Plus or 5% GMDBR85 Plus at the time the contract is issued. You cannot purchase either of these riders once the annuitant is 76 years old. With this option, the death benefit is the greater of (a) the contract value as of the effective date of the death benefit adjustment or (b) the GMDB amount. The initial GMDB amount is total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The GMDB amount is adjusted for withdrawals as described below and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the annuitant attains age 80 (or age 85 for 5% GMDBR85 Plus), at an effective annual rate of 5% for values in variable portfolios (other than the Money Market Portfolio) or in one of the Asset Allocation Models. Values in the Money Market Portfolio or the Fixed Accumulation Account which are not in one of the Asset Allocation Models will accumulate at the lesser of 5% or the rate being credited to the Money Market Portfolio or the Fixed Accumulation Account on those days in which the values are so allocated. During the free look period, a different rate may apply in certain states. The total death benefit amount with 5% GMDBR80 Plus shall not exceed two times your total net purchase payments, adjusted for withdrawals. There is no maximum benefit amount for the 5% GMDBR85 Plus.

Any withdrawals in a contract year equal to or less than 5% of the GMDB amount as of the beginning of that year will reduce the GMDB amount and the maximum death benefit amount by the amount of such withdrawals. Any withdrawals in a contract year in excess of 5% of the GMDB amount as of the beginning of that year will reduce the GMDB and maximum death benefit amounts pro rata. In other words, under the pro rata adjustment, the

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guaranteed minimum death benefit amount and the maximum death benefit amount will both be reduced by the same percentage that the contract value was reduced because of the withdrawal. There is an additional annual charge for this option of 0.45% of the 5% GMDBR80 Plus amount or 0.70% for the 5% GMDBR85 Plus amount.

The only differences between the 5% GMDBR80 Plus and 5% GMDBR85 Plus are that the 5% GMDBR85 Plus accumulation period goes to 85 instead of 80, the cost is 0.70% instead of 0.45% and there is no maximum benefit for the 5% GMDBR85 Plus.

In those states where permitted and where the 5% GMDBR80 Plus or 5% GMDBR85 Plus are not available, we may offer the 6% GMDBR80 Plus or 6% GMDBR85 Plus at the time the contract is issued. You cannot purchase either of these riders once the annuitant is 76 years old. With this option, the death benefit is the greater of (a) the contract value as of the effective date of the death benefit adjustment or (b) the GMDB amount. The initial GMDB amount is total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The GMDB amount is adjusted for withdrawals from the contract as described below and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the annuitant attains age 80 (or age 85 for GMDBR85 Plus), at an effective annual rate of 6% for values in variable portfolios (other than the Money Market Portfolio) or in one of the Asset Allocation Models. Values in the Money Market Portfolio or the Fixed Accumulation Account which are not in one of the Asset Allocation Models will accumulate at the lesser of 6% or the rate being credited to the Money Market Portfolio or the Fixed Accumulation Account on those days in which the values are so allocated. During the free look period, a different rate may apply in certain states. The total death benefit amount with 6% GMDBR80 Plus shall not exceed two times your total net purchase payments, adjusted for withdrawals. There is no maximum benefit amount for the 6% GMDBR85 Plus. Any withdrawals in a contract year equal to or less than 6% of the GMDB amount as of the beginning of that year will reduce the GMDB amount by the amount of such withdrawals.

Any withdrawals in a contract year in excess of 6% of the GMDB amount as of the beginning of that year will reduce the GMDB and maximum death benefit amounts pro rata. In other words, under the pro rata adjustment, the guaranteed minimum death benefit amount and the maximum death benefit amount will both be reduced by the same percentage that the contract value was reduced because of the withdrawal. There is an additional annual charge for this option of 0.25% of the 6% GMDBR80 Plus amount (which rate may be increased to no more than 0.30% on contracts issued in the future), or 0.45% for the 6% GMDBR85 Plus amount.

The only differences between the 6% GMDBR80 Plus and 6% GMDBR85 Plus are that the 6% GMDBR85 Plus accumulation period goes to 85 instead of 80, the cost is 0.45% instead of 0.25% and there is no maximum benefit for the 6% GMDBR85 Plus.

Annual Reset Death Benefit Rider.

The following describes the optional Annual Reset Death Benefit riders (“ARDBR”) we may offer. Not all of the riders may be available in all states, and not all riders may be currently available for issue. You may only have one of the ARDBR riders on your contract. You may purchase an ARBDR at the time your contract is issued. The ARDBR riders we may offer are referred to as the “ARDBR (2009),” “ARDBR (2008),” and “ARDBR.” Generally, the ARDBR riders provide a death benefit equal to the greater of the “earnings base” or the “step-up base” as described below. The ARDBR riders allow you to reset the earnings base each contract year.

ARDBR (2009)

In those states where permitted, we may offer the ARBDR (2009) at the time the contract is issued. This rider is available only when purchased in conjunction with the GMIB Plus with Annual Reset (2009) rider described later in this prospectus. If the ARDBR (2009) is available, you cannot purchase the ARDBR (2008) or ARDBR. You cannot purchase the ARDBR (2009) before the annuitant is 45 years old or once the annuitant is 76 years old. With this optional rider, the death benefit is the greater of (a) the contract value as of the effective date of the

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death benefit adjustment or (b) the GMDB amount. The GMDB amount with the ARDBR (2009) is the greater of the (a) “earnings base” or (b) “step-up base.”

Earnings Base.  The initial earnings base is equal to total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The earnings base is adjusted for withdrawals and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the first contract anniversary after the annuitant’s 85th birthday, at an annual effective rate equal to the guaranteed earnings rate for values in variable portfolios or in one of the Asset Allocation Models. However, contract values allocated to the Fixed Accumulation Account will accumulate at the lesser of the guaranteed earnings rate or the rate of return being earned in that account. The guaranteed earnings rate for the ARDBR (2009) is 5%.

The earnings base is decreased by withdrawals. Beginning 30 days after the rider is issued, any withdrawals you take during a contract year less than or equal to the ARDBR withdrawal amount will reduce the earnings base by the amount of such withdrawals, in other words dollar for dollar. The ARDBR withdrawal amount is determined by multiplying the ARDBR withdrawal percentage by the earnings base as of the beginning of the contract year. The ARDBR withdrawal percentage for the ARDBR (2009) is 5%. For example, if the earnings base as of the beginning of the contract year is $100,000, withdrawals of $5,000 or less in that contract year will reduce the earnings base dollar for dollar. Beginning with the contract anniversary after the annuitant reaches age 85, withdrawals you make during a contract year equal to or less than ARDBR withdrawal amount will not reduce the earnings base.

If you take withdrawals before the end of the year, there is a risk that the amount of your earnings base at the beginning of the next contract year will be less than the earnings base at the beginning of the current contract year, which would then reduce the amount that you can withdraw on a dollar for dollar basis in the next contract year. However, if you set up a systematic withdrawal program on a monthly, quarterly or semi-annual basis, we will adjust the earnings base at the beginning of the next contract year so that it equals the earnings base at the beginning of the current contract year as long as (a) you have not made any withdrawals before the earlier of (i) 31 days after the rider was issued, or (ii) the end of the first such periodic payment period, and (b) you have no amounts allocated to the Fixed Accumulation Account.

Any withdrawals you take in the first 30 days after the rider is issued and any withdrawals in excess of the ARDBR withdrawal amount will reduce the earnings base pro rata. Under a pro rata reduction, the earnings base will be reduced by the same percentage the withdrawal in excess of the ARDBR withdrawal amount reduces your contract value. If your contract value is lower than your earnings base, a pro rata reduction will reduce your earnings base by a greater amount than a dollar for dollar reduction would. For example, assume you have already withdrawn your ARDBR withdrawal amount. If your contract value is $100,000, your earnings base is $110,000 and you withdraw another $1,000, your earnings base will be reduced to $108,900, i.e. $110,000 – ([$1,000/$100,000] x $110,000). If your contract value is higher than your earnings base, a pro rata reduction will reduce your earnings base less than a dollar for dollar reduction would. For example, assume you have already withdrawn your ARDBR withdrawal amount. If your contract value is $110,000, your earnings base is $100,000 and you withdraw another $1,000, your earnings base will be reduced to $99,090, i.e. $100,000 – ([$1,000/$110,000] x $100,000).

The earnings base shall not exceed 15 times your total net purchase payments, minus amounts for any withdrawals from your contract. This means that, unless the step-up base is higher, the total death benefit amount with this rider will not exceed 15 times your total net purchase payments. Any withdrawals you take during a contract year less than or equal to the ARDBR withdrawal amount will reduce the maximum earnings base by the amount of such withdrawals, in other words dollar for dollar. Any withdrawals in excess of the ARDBR withdrawal amount will reduce the maximum earnings base pro rata.

Step-Up Base.  At contract issue, the step-up base equals net purchase payments less pro rata withdrawals. On each contract anniversary, the step-up base will increase, until the anniversary following the annuitant’s 85th birthday, to the contract value if greater than the prior step-up base. The step-up base is increased by the amount of each subsequent net purchase payment at the time of payment. All withdrawals are taken from the step-up base on

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a pro rata basis. That means the step-up base will be reduced by the same percentage the withdrawal reduces your contract value.

Resets.  On any contract anniversary, you may elect to reset the ARDBR (2009) by resetting the GMIB Plus with Annual Reset (2009) rider described later in this prospectus. On reset, the ARDBR (2009) earnings base and the GMIB Plus with Annual Reset (2009) rider guaranteed earnings income base will both be reset to the then-current contract value. Therefore, if you reset to a higher base, your death benefit under the ARDBR (2009) and income benefit under the GMIB Plus with Annual Reset (2009) rider will increase. If you reset, the ARDBR maximum earnings base will be reset to 15 times the then-current contract value. Because you may only reset the ARDBR (2009) by resetting the GMIB Plus with Annual Reset (2009) and because you may decline an increase in charge for the GMIB Plus with Annual Reset (2009) by refusing such reset, please note that if you decline a charge increase with the GMIB Plus with Annual Reset (2009) rider by refusing the reset of the guaranteed earnings income base, you will not be able to reset the ARDBR (2009).

Charge.  There is an additional annual charge for the ARDBR (2009) of 0.85% of your death benefit amount. We may increase the charge for this rider on any reset. The new charge will be no higher than the then current charge for new issues of the ARDBR (2009), which we guarantee will not exceed 1.40%. The ARDBR (2009) is available only when purchased in conjunction with the GMIB Plus with Annual Reset (2009).

Termination.  Since you may only have the ARDBR (2009) if you have the GMIB Plus with Annual Reset (2009) rider, any termination of the GMIB Plus with Annual Reset (2009) rider will automatically terminate the ARDBR (2009) as well. If you have purchased the ARDBR (2009) and violate the investment restrictions of the GMIB Plus with Annual Reset (2009), both the GMIB Plus with Annual Reset (2009) rider and the ARDBR (2009) will be cancelled.

You may cancel the ARDBR (2009) as of any contract anniversary by providing Notice to us prior to or within 15 days of that anniversary. If you choose to terminate the rider by providing Notice to us prior to the contract anniversary, a full annual rider charge will be assessed without being prorated to the date of termination.

ARDBR (2008)

In those states where permitted and where the ARDBR (2009) is not available we may offer the ARDBR (2008) at the time the contract is issued. This rider is available only when purchased in conjunction with the GMIB Plus with Annual Reset (2008) rider described later in this prospectus. You cannot purchase the ARDBR (2008) once the annuitant is 79 years old. With this optional rider, the death benefit is the greater of (a) the contract value as of the effective date of the death benefit adjustment or (b) the GMDB amount. The GMDB amount with the ARDBR (2008) is the greater of the (i) “earnings base” or (ii) the “step-up base”.

Earnings Base.  The earnings base is equal to total net purchase payments made when you purchase the contract and within the first three months after the contract is issued adjusted by withdrawals plus an increase for each valuation period, until the first contract anniversary after the annuitant’s 85th birthday, at an annual effective rate of 6% for values in variable portfolios (other than the Money Market Portfolio) or in one of the Asset Allocation Models. However, contract values allocated in the Money Market Portfolio or the Fixed Accumulation Account which are not in one of the Asset Allocation Models will accumulate at the lesser of 6% or the rate of return being earned in those accounts.

The earnings base is decreased by withdrawals. Any withdrawals during a contract year less than or equal to 6% of the earnings base as of the beginning of the contract year will reduce the earnings base by the amount of such withdrawals, in other words dollar for dollar. Any withdrawals in excess of 6% of the earnings base at the beginning of the contract year will reduce the earnings base pro rata. Under a pro rata reduction, the earnings base will decrease by the same percentage reduction of the contract value that resulted from the withdrawal. Beginning with the contract anniversary after the annuitant reaches age 85, withdrawals you make during a contract year equal to or less than 6% of the earnings base will not reduce the earnings base.

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Step-Up Base.  At contract issue, the step-up base equals net purchase payments less pro rata withdrawals. On each contract anniversary, the step-up base will increase, until the anniversary following the annuitant’s 85th birthday, to the contract value if greater than the prior step-up base. The step-up base is increased by the amount of each subsequent net purchase payment at the time of payment. All withdrawals are taken from the step-up base on a pro rata basis.

Resets.  On any contract anniversary, you may elect to reset the ARDBR (2008) by resetting the GMIB Plus with Annual Reset (2008) rider described later in this prospectus. On reset, the ARDBR (2008) earnings base and the GMIB Plus with Annual Reset (2008) rider guaranteed earnings income base will both equal the then-current contract value. Therefore, if you reset to a higher base, your death benefit under the ARDBR (2008) and income benefit under the GMIB Plus with Annual Reset (2008) rider will increase. Please note that if you decline a charge increase with the GMIB Plus with Annual Reset (2008) rider by refusing a reset of the guaranteed earnings income base, you will not be able to reset the ARDBR (2008).

Charge.  There is an additional annual charge for the ARDBR (2008) of 0.80% of your death benefit amount (0.95% for issue ages 75 to 78). We may increase the charge for this rider on any reset once the surrender charge period for your contract ends. The new charge will be no higher than the then current charge for new issues of the ARDBR (2008), which we guarantee will not exceed 1.00% (1.15% for issue ages 75 to 78).

Termination.  Since you may only have the ARDBR (2008) if you have the GMIB Plus with Annual Reset (2008) rider, any termination of the GMIB Plus with Annual Reset (2008) rider will automatically terminate the ARDBR (2008) as well. If you have purchased the ARDBR (2008), have chosen to abide by the investment restrictions with the GMIB Plus with Annual Reset (2008) rider and subsequently violate the investment restrictions, both the GMIB Plus with Annual Reset (2008) rider and the ARDBR (2008) will be cancelled.

You may cancel the ARDBR (2008) as of any contract anniversary by providing Notice to us prior to or within 15 days of that anniversary. If you choose to terminate the rider by providing Notice to us prior to the contract anniversary, a full annual rider charge will be assessed without being prorated to the date of termination.

ARDBR

In those states where the ARDBR (2008) or ARDBR (2009) is not available, we may offer an earlier version of the ARDBR. The ARDBR is identical to the ARDBR (2008) except as described below:

(1)	You cannot purchase the ARDBR once the annuitant is 75 years old.

(2)	The earnings base stops accumulating once the annuitant reaches age 85 or the 10th anniversary of the last reset date, if later. Beginning at that time, any withdrawals you make will reduce the earnings base pro-rata.

(3)	The annual charge for ARDBR is 0.60% of your death benefit amount.

(4)	You may only purchase ARDBR in conjunction with GMIB Plus with Annual Reset.

Guaranteed Enhancement Benefit Riders.

In those states where permitted, we may offer Guaranteed Enhancement Benefit (“GEB”) riders at the time the contract is issued. This benefit will never exceed $1,000,000. With the GEB option, the following amount will be added to any other amount payable upon the annuitant’s death:

•	25% of the lesser of (a) two times net purchase payments less pro rata withdrawals or (b) the total contract value on the date of death minus net purchase payments less pro rata withdrawals; or

•	40% of the lesser of (a) two and a half times net purchase payments less pro rata withdrawals, or (b) the total contract value on the date of death minus net purchase payments less pro rata withdrawals. This is the GEB “Plus.”

For the regular GEB option, there is an additional annual charge of 0.15% of the contract value (or 0.30% if the annuitant is age 71 to 75 when your contract is issued). If you choose the GEB “Plus,” the charge is 0.30% of the

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contract value (or 0.60% for issue ages 71 to 75). After the contract has been in effect for 6 months, any purchase payments made within 6 months before the date of death will not be included for calculating the amount of this benefit. You may choose GEB in addition to one of the other death benefit options. If you choose GEB, you cannot later discontinue it. This means even if the GEB will be of no further benefit to you, you will continue to be charged for it.

Summary.

The following is a summary of the optional death benefit riders. For complete details on the riders, see the individual descriptions above.

Who may want to
Optional Rider	Features	consider the Rider	Charge

Annual Stepped Up Death Benefit
• Guarantees that the death benefit will be the greater of total purchase payments or the highest contract anniversary value.
• Increases the death benefit to the contract value, adjusted for subsequent purchase payments and withdrawals.
• Stops accumulating at contract anniversary after annuitant’s 85th birthday.
• Cannot purchase once the annuitant is 76.
		Those who wish to protect their death benefit from market downturns by locking in gains on every contract anniversary.	0.25% (maximum and current)

6% GMDBR80 Plus
• Provides 6% annual rate of return on the death benefit, up to two times the purchase payments.
• Accumulates purchase payments at 6% (except values allocated to the Fixed Accumulation Account or Money Market Portfolio which are not in an Asset Allocation Model may accumulate at less than 6%).
• Adjusted dollar-for-dollar on annual withdrawals up to 6% of the guaranteed minimum death benefit amount; pro-rata thereafter.
• Stops accumulating at contract anniversary after annuitant’s 80th birthday.
• Cannot purchase once the annuitant is 76.
• Cannot purchase if 5% GMDBR80 Plus is available.
		Those who are planning to make use of their money during their lifetime and want to leave the original principal to their heirs.	0.30% (maximum) 0.25% (current)

6% GMDBR85 Plus
• Identical to 6% GMDBR80 Plus except for the following:
   • No maximum benefit
   • Stops accumulating at contract anniversary after annuitant’s 85th birthday.
   • Cannot purchase if 5% GMDBR85 Plus is available.
		Those who are planning to make use of their money during their lifetime and want to leave the original principal to their heirs.	0.45% (maximum and current)

5% GMDBR80 Plus
• Provides 5% annual rate of return on the death benefit, up to two times the purchase payments.
• Accumulates purchase payments at 5% (except values allocated to the Fixed Accumulation Account or Money Market Portfolio which are not in an Asset Allocation Model may accumulate at less than 5%).
• Adjusted dollar-for-dollar on annual withdrawals up to 5% of the guaranteed minimum death benefit amount; pro-rata thereafter.
• Stops accumulating at contract anniversary after annuitant’s 80th birthday.
• Cannot purchase once the annuitant is 76.
		Those who are planning to make use of their money during their lifetime and want to leave the original principal to their heirs.	0.45% (maximum and current)

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Who may want to
Optional Rider	Features	consider the Rider	Charge

5% GMDBR85 Plus	• Identical to 5% GMDBR80 Plus except for the following: • No maximum benefit • Stops accumulating at contract anniversary after annuitant’s 85th birthday.	Those who are planning to make use of their money during their lifetime and want to leave the original principal to their heirs.	0.70% (maximum and current)

ARDBR
• Guarantees a death benefit equal to the greater of highest contract anniversary value or purchase payments accumulated at 6% (except values allocated to the Fixed Accumulation Account which are not in an Asset Allocation Model may accumulate at less than 6%).
• Adjusted dollar-for-dollar on annual withdrawals up to 6% of the guaranteed earnings death benefit amount, pro-rata thereafter.
• Stops accumulating at the annuitant’s 85th birthday or the 10th anniversary of the last reset date, if later.
• Cannot purchase once the annuitant is 75.
• Sold only in conjunction with GMIB Plus with Annual Reset rider.
• Cannot purchase if the ARDBR (2009) or ARDBR (2008) is available.
		Those who are planning to make use of their money during their lifetime and want to leave the original principal to their heirs.	0.60% (maximum and current)

ARBDR (2008)
• Identical to ARDBR except for the following:
   • Stops accumulating at contract anniversary after the annuitant’s 85th birthday.
   • Cannot purchase once the annuitant is 79.
   • Sold only in conjunction with GMIB Plus with Annual Reset (2008).
		Those who are planning to make use of their money during their lifetime and want to leave the original principal to their heirs.	For issue ages through 74: 1.00% (maximum) 0.80% (current) For issue ages 75-78: 1.15% (maximum) 0.95% (current)

ARBDR (2009)
• Identical to ARDBR (2008) except for the following:
   • Accumulates at 5% and has 5% dollar-for-dollar withdrawals after 30 days.
   • Cannot purchase before the annuitant is 45 or once the annuitant is 76.
   • Sold only in conjunction with GMIB Plus with Annual Reset (2009).
		Those who are planning to make use of their money during their lifetime and want to leave the original principal to their heirs.	1.40% (maximum) 0.85% (current)

GEB Plus
• Pays an additional death benefit of 40% of the lesser of (a) 2 1/2 times net purchase payments less pro rata withdrawals or (b) total contract value on the date of death minus net purchase payments less pro rata withdrawals.
• Benefit will never exceed $1,000,000.
		Those who wish to maximize the amount left to their beneficiaries.	For issue ages through 70: 0.30% (maximum and current) For issues ages 71-75: 0.60% (maximum and current)

GEB
• Pays an additional death benefit of 25% of the lesser of (a) two times net purchase payments less pro rata withdrawals or (b) total contract value on the date of death minus net purchase payments less pro rata withdrawals.
• Benefit will never exceed $1,000,000.
		Those who wish to maximize the amount left to their beneficiaries.	For issue ages through 70: 0.15% (maximum and current) For issues ages 71-75: 0.30% (maximum and current)

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Annuity Period
Annuity Payout Date

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant’s 90th birthday. This restriction may be modified by applicable state law or we may agree to waive it or to allow the annuitant to defer receiving annuity payments.

The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract’s annuity rates, no matter how long you live.

Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.

Annuity Options

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date. The variable part of the contract value will be used to provide a variable annuity and the fixed portion of the contract will be used to provide a fixed annuity, unless you elect otherwise.

Option 1(a):	Life Annuity with installment payments for the lifetime of the annuitant. Under this annuity option, it is possible to receive only one annuity payment.

Option 1(b):	Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.

Option 1(c):	Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.

Option 1(d):	Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Option 2(a):	Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant. Under this option, it is possible to receive only one annuity payment.

Option 2(b):	Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the contract value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the contract values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply contract value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

Determination of Amount of the First Variable Annuity Payment

To determine the first variable annuity payment we apply the contract value for each Fund in accordance with the contract’s settlement option tables. We divide the account value by $1,000 and then multiply the result by the applicable factor in the contract’s settlement option tables. The rates in those tables depend upon the annuitant’s (and any contingent annuitant’s) age and sex and the option selected. The annuitant’s sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar

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state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000, we will pay the contract value to the annuitant in a single sum. If the first periodic payment under any option would be less than $100, we may change the frequency of payments so that the first payment is at least $100.

Annuity Units and Variable Payments

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund’s annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

We set the annuity unit value for each Fund for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.999919 for a one-day valuation period) to neutralize the 3% assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the 2000 Mortality Table Projected to 2010 under Scale G (which is a method of projecting individual annuity valuation mortality tables based on industry best practices) with compound interest at the effective rate of 3% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

Transfers During Annuity Payout

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. You may change the underlying Funds by providing Notice to us. Upon receipt of your request, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. If an annuity payment is already in process at the time we receive your request to change the Fund allocations, the change will not be reflected in your next annuity payment. It will be reflected in the payment received thereafter.

Optional Living Benefit Riders

Optional Guaranteed Minimum Income Benefit (“GMIB”) Riders

This section describes the optional Guaranteed Minimum Income Benefit (“GMIB”) riders that we may offer. Not all of the riders may be available in all states and not all riders may be currently available for issue. You may only have one of the GMIB riders on your contract. Except as described below, if you choose a GMIB rider, you cannot later discontinue it. The GMIB riders guarantee minimum lifetime fixed income in monthly annuity payments.

Any guarantees under the contract that exceed the value of your interest in the separate account VAA, such as those associated with the GMIB riders, are paid from our general account (not the VAA). Therefore, any amounts that

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we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

GMIB Plus with Annual Reset (2009).

In those states where permitted, you may add the GMIB Plus with Annual Reset (2009) rider to your contract at the time the contract is issued. We may, at our sole option, also offer this rider to existing contracts, in which case it may be added on a contract anniversary. You may not purchase the GMIB Plus with Annual Reset (2009) before the annuitant is age 45 or once the annuitant is age 79. If the GMIB Plus with Annual Reset (2009) is available, you may not purchase the GMIB Plus with Annual Reset (2008) or GMIB Plus with Annual Reset. If the GLWB or Joint GLWB is available, you may not purchase the GMIB Plus with Annual Reset (2009).

The following is a summary of the GMIB Plus with Annual Reset (2009) rider. There are several terms used in this summary that are defined in the paragraphs below. The rider permits you take a withdrawal amount annually that equals 5% of your guaranteed earnings income base regardless of your contract value and without paying a surrender charge. Your permitted withdrawal amount will change at the beginning of each contract year to reflect any withdrawals taken in the prior contract year. After 10 years, you may annuitize your contract under the rider. Your annuity payments will be determined by applying your guaranteed income base to the annuity tables in the rider. The guaranteed income base is the greater of (a) your guaranteed earnings income base or (b) your step-up base. Your guaranteed earnings income base takes into account net purchase payments, a specified increase for each valuation period of your contract value, and withdrawals. Your step-up base is an amount that takes into account any increases to your contract value on each contract anniversary before annuitization. Certain contract owner actions can increase or decrease the base amounts (for example, making additional purchase payments, not taking permitted annual withdrawals, or withdrawals more than the annual amount permitted under the rider).

Guaranteed earnings income base.

The initial guaranteed earnings income base is equal to total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The guaranteed earnings income base is adjusted for withdrawals and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the first contract anniversary after the annuitant’s 85th birthday, at an annual effective rate equal to the guaranteed earnings rate for values in variable portfolios or in one of the Asset Allocation Models. However, contract values allocated to the Fixed Accumulation Account will accumulate at the lesser of the guaranteed earnings rate or the rate of return being earned in that account. The guaranteed earnings rate for the GMIB Plus with Annual Reset (2009) is 5%.

The guaranteed earnings income base is decreased by withdrawals. Beginning 30 days after the rider is issued, any withdrawals you take during a contract year less than or equal to the GMIB withdrawal amount will reduce the guaranteed earnings income base by the amount of such withdrawals, in other words dollar for dollar. The GMIB withdrawal amount is determined by multiplying the GMIB withdrawal percentage by the guaranteed earnings income base as of the beginning of the contract year. The GMIB withdrawal percentage for the GMIB Plus with Annual Reset (2009) is 5%. For example, if the guaranteed earnings income base as of the beginning of the contract year is $100,000, withdrawals of $5,000 or less in that contract year will reduce the guaranteed earnings income base dollar for dollar. Beginning with the contract anniversary after the annuitant reaches age 85, withdrawals you make during a contract year equal to or less than GMIB withdrawal amount will not reduce the guaranteed earnings income base.

If you take withdrawals before the end of the year, there is a risk that the amount of your guaranteed earnings income base at the beginning of the next contract year will be less than the guaranteed earnings income base at the beginning of the current contract year, which would then reduce the amount that you can withdraw on a dollar for dollar basis

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in the next contract year. However, if you set up a systematic withdrawal program on a monthly, quarterly or semi-annual basis, we will adjust the guaranteed earnings income base at the beginning of the next contract year so that it equals the guaranteed earnings income base at the beginning of the current contract year as long as (a) you have not made any withdrawals before the earlier of (i) 31 days after the rider was issued, or (ii) the end of the first such periodic payment period, and (b) you have no amounts allocated to the Fixed Accumulation Account.

Any withdrawals you take in the first 30 days after the rider is issued and any withdrawals in excess of the GMIB withdrawal amount will reduce the guaranteed earnings income base pro rata. Under a pro rata reduction, the guaranteed earnings income base will be reduced by the same percentage that the withdrawal in excess of the GMIB withdrawal amount reduces your contract value. Only the portion of a withdrawal that is in excess of the GMIB withdrawal amount will reduce the guaranteed earnings income base pro rata. A pro rata reduction may materially reduce the income available under the GMIB rider in future years. Unless you are within the “no lapse” period described below, if you take an excess withdrawal and your contract value falls to zero, your rider and contract will terminate.

As an example of how withdrawals work under the GMIB Plus with Annual Reset (2009), assume your guaranteed earnings income base is $100,000 at the beginning of a contract year, so your GMIB withdrawal amount is $5,000 ($100,000 x .05). That means you can withdraw $5,000 dollar for dollar during that contract year. Assume your contract value is $90,000 and you take a withdrawal of $6,000. First, we process the portion of the withdrawal that is dollar for dollar, $5,000. Taking into account that portion of the withdrawal, your contract value is reduced to $85,000 and your guaranteed earnings income base to $95,000. Then, we process the portion of the withdrawal in excess of the GMIB withdrawal amount, $1,000. Because you have already taken your GMIB withdrawal amount, the $1,000 withdrawal will reduce the guaranteed earnings income base pro rata. Your guaranteed earnings income base is then reduced to $93,882, i.e. $95,000 – ([$1,000/$85,000] x $95,000).

The guaranteed earnings income base shall not exceed 15 times the total net purchase payments made when you purchase the contract and within the first three months after the contract is issued minus amounts for any withdrawals from your contract. This means that, unless the step-up base is higher, the guaranteed income base, which is used to determine the monthly annuity payments under this rider, will not exceed 15 times your total net purchase payments. Any withdrawals you take during a contract year less than or equal to the GMIB withdrawal amount will reduce this limit by the amount of such withdrawals, in other words dollar for dollar. Any withdrawals in excess of the GMIB withdrawal amount will reduce this limit pro rata.

Step-up base.

At contract issue, the step-up base equals net purchase payments.
The step-up base will increase automatically each contract anniversary, until the anniversary following the annuitant’s 85th birthday, if the contract value is higher than the previous step-up base. The step-up base is increased by the amount of each subsequent net purchase payment at the time of payment. All withdrawals are taken from the step-up base on a pro rata basis. That means the step-up base will be reduced by the same percentage the withdrawal reduces your contract value.

Annuitization.

You may not annuitize your contract under the rider until the GMIB Plus with Annual Reset (2009) rider has been in effect for at least 10 years. We may refer to this time period as the “10 year annuitization waiting period.” If you choose to receive annuity payments as provided in the contract or under a single premium annuity we offer instead of receiving GMIB payments, your GMIB rider will then be of no further value to you. You may elect to receive GMIB payments within 30 days after the rider’s 10th anniversary (or 10th anniversary of the date the rider was last reset, if applicable) or within 30 days after any later anniversary before the annuitant is age 91.

If the amount of annuity payments under the contract or under a single premium immediate annuity we offer at the time you elect to annuitize would be greater than the amount of payments under the GMIB Plus with Annual Reset (2009) rider, we will pay the larger amounts.

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The guaranteed income base is used solely for the purpose of calculating GMIB payments. It does not provide a contract value or guarantee performance of any investment option. The level of lifetime income guaranteed by a GMIB rider may be less than the income that our current annuity factors would provide because (a) GMIB payments may assume a lower interest rate and (b) GMIB payments may be based on an assumption that you will live longer than the mortality assumed in our then-offered immediate annuities.

In those states where permitted, there are guaranteed minimum annual annuitization levels equal to the percentages specified below of the guaranteed income base if you take no withdrawals before the contract anniversary immediately prior to the corresponding annuitant’s birthday specified below and your contract value is reduced to zero on or after the contract anniversary immediately prior to the annuitant’s birthday specified below.

Annuitant’s Birthday	Minimum Annuitization Level

60th	5%
65th	5.5%
70th	6%

These guaranteed minimum annuitization levels only apply if (i) you have never withdrawn in any one contract year more than 5% of the guaranteed earnings income base and (ii) you select annuity option 1, life annuity with period certain, paid in monthly installments, under the rider. The effect of these guaranteed annuitization levels is to allow you to continue to receive payments equal to or greater than what you were receiving prior to annuitization if you were withdrawing 5% of the guaranteed earnings income base at that time.

No lapse.

With the GMIB Plus with Annual Reset (2009) rider, there is a “no lapse” provision allowing annuitization if your contract value is reduced to zero before the initial 10 year annuitization waiting period ends. With this provision, if prior to the time you are eligible to annuitize using your guaranteed income base, your contract value becomes zero, you can, at your option, annuitize your contract using your guaranteed income base at the annuitization rates provided under the rider for your age at the time of annuitization. However, if during any one contract year you withdraw more than the GMIB withdrawal amount, the “no lapse” protection is not available from the point of that “excess” withdrawal forward and you will forfeit this protection. If the GMIB rider is reset and your contract value at time of reset is greater than the guaranteed income base, then the “no lapse” protection will be reinstated. If the GMIB rider is reset and your contract value at the time of reset is less than the guaranteed income base, the “no-lapse” protection will not be reinstated.

Investment Restrictions.

If you purchase the GMIB Plus with Annual Reset (2009) rider, you must abide by investment restrictions. You must allocate any variable account portion of your purchase payments and contract value to (a) one of Asset Allocation Models 2, 3 or 4 or (b) in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” You may allocate all or any portion of your purchase payments and contract value to the Fixed Accumulation Account, if available. The GMIB Plus with Annual Reset (2009) rider will be cancelled if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.” If the rider is so terminated, a prorated annual rider charge will be assessed.

Resets.

Subject to certain limitations, the GMIB Plus with Annual Reset (2009) rider provides you the option of resetting the guaranteed earnings income base to the current contract value each and every contract anniversary prior to the annuitant’s 81st birthday. If the contract value at the time of reset is higher than the guaranteed earnings income base and you reset, you may make larger withdrawals on a dollar for dollar basis from the new guaranteed earnings income base. At every eligible reset anniversary, you can reset the guaranteed earnings income base by notifying us within 30 days after the contract anniversary date in writing or other method we agree to. If you reset, the

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maximum guaranteed earnings income base will be reset to 15 times the then-current contract value. The guaranteed earnings income base is not reset automatically to the current contract values. You must elect to reset it.

If you elect to reset the guaranteed earnings income base, a new 10 year annuitization waiting period will begin. That is, you will not be eligible to annuitize using the guaranteed income base for the ten year period following the reset. You may choose to receive annuity payments as provided in your contract during the ten year period or under a single premium, immediate annuity we may generally make available at the time, but your GMIB rider will then be of no further value to you.

When the optional death benefit ARDBR (2009) has also been purchased, resetting the GMIB Plus with Annual Reset (2009) also resets the ARDBR (2009) earnings base. Resetting the GMIB Plus with Annual Reset (2009) is the only way in which the ARDBR (2009) can be reset.

Charge.

There is an additional annual charge for the GMIB Plus with Annual Reset (2009) rider of 0.95% of your guaranteed income base. We may increase the charge for this rider on any reset. The new charge will be no higher than the then current charge for new issues of the GMIB Plus with Annual Reset (2009) rider, which we guarantee will not exceed 1.50%.

If you have notified us that you elect to reset and we notify you of a charge increase effective upon reset, you may decline to accept an increase in the charge for the rider by revoking your request to reset. If you wish to decline an increase in charge by revoking the reset, you must notify us in writing, or in any other manner acceptable to us, within 30 days after the contract anniversary the guaranteed earnings income base is reset. If you elect to reset the guaranteed earnings income base in the future, however, your rate will be increased upon reset to the then-current charge for the GMIB Plus with Annual Reset (2009) rider.

Please note that if you have purchased the ARDBR (2009) and you decline a charge increase with the GMIB Plus with Annual Reset (2009) rider by refusing a reset of the guaranteed earnings income base, you will not be able to reset the ARDBR (2009).

The charge for the GMIB Plus with Annual Reset (2009) rider ends when you begin to receive annuity or GMIB payments, or the rider has expired at the first contract anniversary after the annuitant’s 90th birthday. The annual charge for the rider will continue even if the underlying Funds’ investment performance surpasses the GMIB guarantees.

You may withdraw the GMIB withdrawal amount under the rider without a surrender charge even if that amount exceeds 10% of your contract value. We reserve the right to charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract year. We are not currently charging this fee. If charged, this fee would be assessed against your contract value and will not affect the amount you receive under this rider. In addition, the withdrawal fee will not be considered a withdrawal under the rider.

Since you may only purchase the ARDBR (2009) if you purchase the GMIB Plus with Annual Reset (2009) rider, any termination of the GMIB Plus with Annual Reset (2009) rider will automatically terminate the ARDBR (2009) as well. If you have purchased the ARDBR (2009) and subsequently violate the investment restrictions of the GMIB Plus with Annual Reset (2009), both the GMIB Plus with Annual Reset (2009) rider and the ARDBR (2009) will be cancelled.

Required Minimum Distributions.

Tax qualified retirement plans and Individual Retirement Annuities have minimum distribution requirements. Your required minimum distribution per year may exceed your GMIB withdrawal amount which would result in a pro rata reduction in the guaranteed earnings income base. See “Federal Tax Status” and “Appendix A — IRA Disclosure Statement.” You could be subject to tax penalties if you do not begin taking withdrawals until after your required minimum distribution beginning date. Please consult your tax advisor to determine if the GMIB Plus with Annual Rest (2009) rider is appropriate for you.

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Other versions.

This section describes the other optional GMIB riders that we may offer if the GMIB Plus with Annual Reset (2009), GLWB or Joint GLWB is not available. Not all of the riders may be available in all states and not all riders may be currently available for issue. You may only have one of the GMIB riders on your contract.

GMIB Plus with Annual Reset (2008)

You may add a GMIB rider to your contract at the time the contract is issued. We may, at our sole option, also offer the GMIB riders to existing contracts, in which case they may be added on a contract anniversary. You may purchase the GMIB Plus with Annual Reset (2008) rider until the annuitant is age 79. The GMIB riders guarantee minimum lifetime fixed income in monthly annuity payments. Guarantees are based upon the claims-paying ability of Ohio National Life.

The amount of these payments for the GMIB riders is determined by applying the “guaranteed income base” to the annuity tables in the GMIB rider. The guaranteed income base is the greater of (a) your “guaranteed earnings income base,” which is your total purchase payments, from the time the GMIB rider is issued until the earlier of the time GMIB payments begin or the contract anniversary after the annuitant’s 85th birthday, accumulated at an annual rate of 6% or (b) your “step-up base,” which is your highest total contract value as of any contract anniversary before the annuitant attains age 86.

Subject to certain limitations, the GMIB riders provide you the option of resetting the guaranteed earnings income base to the then-current contract value. The GMIB Plus with Annual Reset (2008) rider allows you to reset each and every contract anniversary prior to the annuitant’s 81st birthday.

If the amount of annuity payments under the contract or under a single premium immediate annuity we offer at the time you elect to annuitize would be greater than the amount of payments under the GMIB rider, we will pay the larger amounts.

The charge for the GMIB rider ends when you begin to receive annuity or GMIB payments, or the rider has expired at the first contract anniversary after the annuitant’s 90th birthday. If you choose a GMIB rider, you cannot later discontinue it. The annual charge for the GMIB rider will continue even if the underlying Funds’ investment performance surpasses the GMIB guarantees.

You may not begin to receive GMIB payments until the GMIB rider has been in effect for at least 10 years. We may refer to this time period as the “10 year annuitization waiting period.” If you choose to receive annuity payments as provided in the contract or under a single premium annuity we offer instead of receiving GMIB payments, your GMIB rider will then be of no further value to you. You may elect to receive GMIB payments within 30 days after the rider’s 10th anniversary (or 10th anniversary of the date the rider was last reset, if applicable) or within 30 days after any later anniversary before the annuitant is age 91.

The guaranteed income base is used solely for the purpose of calculating GMIB payments. It does not provide a contract value or guarantee performance of any investment option. The level of lifetime income guaranteed by a GMIB rider may be less than the income that our current annuity factors would provide because (a) GMIB payments may assume a lower interest rate and (b) GMIB payments may be based on an assumption that you will live longer than the mortality assumed in our currently-offered annuities.

With the GMIB riders, there is a “no lapse” provision allowing annuitization if your contract value is reduced to zero before the initial 10 year annuitization waiting period ends. With this provision, if prior to the time you are eligible to annuitize using your guaranteed income base, your contract value becomes zero, you can, at your option, annuitize your contract using your then-guaranteed income base at the annuitization rates provided under the GMIB rider for your then-age. However, if during the 10 year rider period you withdraw more than amounts eligible for dollar-for-dollar treatment to the guaranteed earnings base, you will forfeit this protection. That is to say, if during any one contract year you withdraw more than 6% of the guaranteed earnings income base the “no

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lapse” protection is not available from the point of that “excess” withdrawal forward. We may allow you to reinstate the “no lapse” protection if the GMIB rider is reset and your contract value at time of reset is greater than the guaranteed income base.

There is a guaranteed minimum annuitization level equal to 6% of the guaranteed earnings income base if you take no withdrawals before the contract anniversary prior to the annuitant’s 60th birthday and your contract value is reduced to zero on or after the contract anniversary prior to the annuitant’s 60th birthday. This guaranteed minimum annuitization level only applies if (i) you do not withdraw in any one contract year more than 6% of the guaranteed earnings income base and (ii) you select annuity option 1, life annuity with period certain, paid in monthly installments, under the rider. The effect of this guaranteed annuitization level is to allow you to continue to receive payments equal to what you were receiving prior to annuitization if you were withdrawing 6% of the guaranteed earnings income base at that time.

Optional Investment Restrictions.

At the time a GMIB rider is issued you may choose to accept optional investment restrictions. After issue, you may choose to accept investment restrictions at any time by notifying us in writing, or in any other manner acceptable to us. On the first contract anniversary the guaranteed income base is set equal to the step-up base after you select investment restrictions, your charge for the rider will be changed to the then current charge for the GMIB rider with investment restrictions.

If you choose to abide by the investment restrictions, you must allocate any variable account portion of your purchase payments and contract value to (a) an Asset Allocation Model or (b) in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” You may allocate all or any portion of your purchase payments and contract value to the Fixed Accumulation Account, if available. Once you have accepted investment restrictions with a GMIB rider, you may not revoke that selection. The GMIB riders will be cancelled if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.” If the rider is so terminated, a prorated annual rider charge will be assessed.

Charge.

The annual charge for the GMIB Plus with Annual Reset (2008) rider with investment restrictions is 0.85% of the guaranteed income base. We may increase the charge for the rider on any contract anniversary the guaranteed earnings income base is reset once the surrender charge period for your contract ends. The new charge will be no higher than the then current charge for new issues of the rider with investment restrictions, which we guarantee will not exceed 1.50% for the GMIB Plus with Annual Reset (2008). You may decline to accept an increase in the charge for the rider with investment restrictions by refusing the reset. If you elect to reset the guaranteed earnings income base in the future, however, your rate will be increased upon reset to the then-current charge for the GMIB Plus with Annual Reset (2008) with investment restrictions. If you wish to decline an increase in charge by refusing the reset, you must notify us in writing, or in any other manner acceptable to us, within 30 days after the contract anniversary the guaranteed earnings income base is reset.

The annual charge for the GMIB Plus with Annual Reset (2008) rider without investment restrictions is 1.00% of the guaranteed income base. We may increase the charge for the rider on any contract anniversary the guaranteed earnings income base is reset once the surrender charge period for your contract ends. The new charge will be no higher than the then current charge for new issues of the rider without investment restrictions, which we guarantee will not exceed 1.65% for the GMIB Plus with Annual Reset (2008). You may decline to accept a charge increase if you choose to accept the investment restrictions. If you choose to abide by the investment restrictions, on the first subsequent contract anniversary your charge for the rider will be changed to the then current charge for the GMIB Plus with Annual Reset (2008) rider with investment restrictions. You may also decline to accept an increase in the charge for the rider without choosing to comply with the investment restrictions by refusing the reset to the guaranteed earnings income base. If you elect to reset the guaranteed earnings income base in the future, however, your rate will be increased upon reset to the then-current charge for the GMIB Plus with Annual Reset (2008)

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without investment restrictions. If you wish to decline an increase in charge by refusing the reset or by making an irrevocable commitment to investment restrictions, you must notify us in writing, or in any other manner acceptable to us, within 30 days after the contract anniversary the guaranteed earnings income base is reset.

Please note that if you have purchased the ARDBR (2008) and you decline a charge increase with the GMIB Plus with Annual Reset (2008) rider by refusing a reset of the guaranteed earnings income base, you will not be able to reset the ARDBR.

Withdrawals.

The effect of the GMIB Plus with Annual Reset (2008) is to allow you to withdraw an amount equal to the amount by which your guaranteed earnings income base has grown without reducing the guaranteed earnings income base below its amount as of the beginning of the current contract year. The GMIB Plus with Annual Reset (2008) allows those contract owners to access cash values for income immediately, provided no more than 6% of the guaranteed earnings income base is withdrawn yearly, while leaving the guaranteed earnings income base at or above the level it began the contract year at. You could for instance take withdrawals of 6% of the contract year’s beginning guaranteed earnings income base year after year and the guaranteed earnings income base would then remain at its original level if you make no other purchase payments or withdrawals. In contrast, withdrawals in excess of 6% will reduce the guaranteed earnings income base pro rata which could materially reduce the income available under any of the GMIB Plus with Annual Reset (2008) in future years. In any event, the step-up base is adjusted pro rata for any withdrawals. Beginning on the contract anniversary after the annuitant reaches age 85, the guaranteed earnings income base will no longer be eligible for any annual accumulation, but withdrawals you make during a contract year equal to or less than 6% of the guaranteed earnings income base will not reduce the guaranteed earnings income base.

You may withdraw 6% of the guaranteed earnings income base under the rider without a surrender charge even if that amount exceeds 10% of your contract value. We reserve the right to charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract year. We are not currently charging this fee. If charged, this fee would be assessed against your contract value and will not affect the amount you withdraw under this rider.

Resets.

The GMIB Plus with Annual Reset (2008) rider allows you to reset each and every contract anniversary prior to the annuitant’s 81st birthday. If the contract value at the time of reset is higher than the guaranteed earnings income base, you may make larger withdrawals on a dollar for dollar basis from the new guaranteed earnings income base. At every eligible reset anniversary, you can reset the guaranteed earnings income base by notifying us within 30 days after the contract anniversary date in writing or other method we agree to. If you elect to reset the guaranteed earnings income base, a new 10 year annuitization waiting period will begin. That is, you will not be eligible to annuitize using the guaranteed income base for the ten year period following the reset. You may choose to receive annuity payments as provided in your contract during the ten year period or under a single premium, immediate annuity we may generally make available at the time, but your GMIB rider will then be of no further value to you.

Because you may not reset after the annuitant reaches certain ages, you should consider whether the reset features of these riders are of benefit to you if the annuitant is near the maximum issue ages for the riders.

When the optional death benefit ARDBR (2008) has also been purchased, resetting the GMIB Plus with Annual Reset (2008) also resets the ARDBR (2008) earnings base. Resetting the GMIB Plus with Annual Reset (2008) is the only way in which the ARDBR (2008) can be reset. Please note that if you have purchased the ARDBR (2008) and you decline a charge increase with the GMIB Plus with Annual Reset (2008) rider by refusing a reset of the guaranteed earnings income base, you will not be able to reset the ARDBR (2008) earnings base.

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Since you may only purchase the ARDBR (2008) if you purchase the GMIB Plus with Annual Reset (2008) rider, any termination of the GMIB Plus with Annual Reset (2008) rider will automatically terminate the ARDBR (2008) as well. If you have purchased the ARDBR (2008), have chosen to abide by the investment restrictions with the GMIB Plus with Annual Reset (2008) rider and subsequently violate the investment restrictions, both the GMIB Plus with Annual Reset (2008) rider and the ARDBR (2008) will be cancelled.

Required minimum distributions.

Tax qualified retirement plans and Individual Retirement Annuities have minimum distribution requirements. Participants may be required to begin receiving payments from a tax qualified contract before the rider’s 10th anniversary. See “Federal Tax Status” and “Appendix A — IRA Disclosure Statement.” You could be subject to tax penalties if you do not begin taking withdrawals until after your required minimum distribution beginning date. Please consult your tax advisor to determine if the GMIB riders are appropriate for you.

GMIB Plus with Annual Reset

In those states where the GMIB Plus with Annual Reset (2009), GMIB Plus with Annual Reset (2008), GLWB or Joint GLWB are not available, we may offer an earlier version of the GMIB Plus with Annual Reset rider. The GMIB Plus with Annual Reset is identical to the GMIB Plus with Annual Reset (2008) except as described below:

(1)	You cannot purchase the GMIB Plus with Annual Reset once the annuitant is 75 years old.

(2)	The guaranteed earnings income base stops accumulating at the annuitant’s 85th birthday. For issue ages 76 and higher, the guaranteed earnings income base accumulates at a rate of 4% (as opposed to 6%). Withdrawals made after the annuitant’s 85th birthday reduce the guaranteed earnings income base pro-rata. The step-up base is your highest total contract value as of any contract anniversary before the annuitant attains age 85.

(3)	The GMIB Plus with Annual Reset rider allows you to reset every contract anniversary up to the later of the annuitant’s 75th birthday or fifth rider anniversary.

(4)	There are no investment restrictions.

(5)	There is no guaranteed minimum annuitization level equal to 6% of the guaranteed earnings income base if you take no withdrawals before the contract anniversary prior to the annuitant’s 60th birthday and your contract value is reduced to zero on or after the contract anniversary prior to the annuitant’s 60th birthday.

(6)	The annual charge for GMIB Plus with Annual Reset is 0.70% of your guaranteed income base.

Optional Guaranteed Principal Protection (“GPP”)

In those states where permitted, we may offer the GPP rider when you apply for the contract. We may, at our sole option, also offer the GPP rider to existing contracts in which case it may be added on a contract anniversary, if the annuitant is then under age 80.

If you continue the GPP rider until the end of its 10-year term, and do not make any withdrawals, we guarantee that your eligible contract value will not be less than it was at the beginning of the 10-year term. On the last day of the 10-year term, we will add an amount to your total contract value to increase it to the “guaranteed principal amount” if the eligible contract value at the end of the 10-year term is less than the guaranteed principal amount. The guaranteed principal amount is the contract value:

(a)	as of the first day of the rider’s term, or

(b)	the amount in (a) plus the total of any purchase payments made in the first 6 months if the rider was included in the contract when you purchased the contract, and/or

(c)	reduced pro rata for any withdrawals you made.

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Contract values attributable to purchase payments made after the rider is added (or after the first 6 months if the rider is included when the contract was issued) are not included in the guaranteed principal amount and do not count as part of your eligible contract value at the end of the term for purposes of determining the benefit amount.

Any guarantees under the contract that exceed the value of your interest in the separate account VAA, such as those associated with the GPP, are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

If you choose GPP, you must allocate all variable contract values to one of the Asset Allocation Models (see Optional Asset Allocation Models) during the entire 10-year term of the rider. You may change asset allocation models at any time. You may also have a portion of your contract values in a fixed accumulation account or a dollar-cost averaging account that we may offer while this rider is in force. If you stop using a model, we will cancel the GPP rider. You may cancel the GPP rider as of any contract anniversary by notifying us before that anniversary. Cancellation of the GPP rider does not affect any other contract features. You may continue using an Asset Allocation Model after the GPP rider ends.

The charge for the GPP rider is made on each contract anniversary at the rate of 0.55% of the average of your guaranteed principal amount at the beginning and the end of each contract year. This charge will discontinue if the GPP rider is cancelled. However, if the GPP is canceled because you stop using a model, a full annual rider charge will be assessed without being prorated to the date of cancellation.

At the end of the 10-year term, you may reset the rider for another 10-year term if the annuitant is then under age 80. The guaranteed principal amount under the new GPP 10-year term will be your total contract value as of the end of the 10-year term then ended, including any amount we then add pursuant to the earlier GPP 10-year term, subject to adjustment for any withdrawals. You may also reset the GPP rider’s guaranteed principal amount at the current contract value on any contract anniversary after the rider has been in effect for at least 5 years (if the annuitant is then under age 80). This starts a new 10-year rider term.

If the annuitant dies during the 10-year term, and his or her spouse continues the contract, the GPP rider may also be continued.

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) Riders

In those states where permitted, we may offer a Guaranteed Lifetime Withdrawal Benefit (“GLWB”) rider when you apply for the contract. If you choose the GLWB rider, you may not have any other rider available under this contract except for the annual stepped-up death benefit. In the future we may, at our sole option, offer the GLWB rider to existing contracts, in which case it may be added on a contract anniversary. You may not purchase the GLWB rider if you have any rider, other than the annual stepped-up death benefit, on your contract. You may not purchase this rider once the annuitant is 86 years old.

Subject to the conditions described below, the GLWB rider provides a guaranteed level of withdrawals from your contract in each contract year for the lifetime of the annuitant beginning when the annuitant is age 59 1/2. The GLWB rider may help protect you from the risk that you may outlive your income.

Any guarantees under the contract that exceed the value of your interest in the separate account VAA, such as those associated with the GLWB riders, are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

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With the GLWB rider, you may take annual withdrawals regardless of your contract value and without a surrender charge. The maximum annual withdrawals you may take are determined by applying a percentage to a value we refer to as the GLWB base. The percentage you may take is set at the time of your first withdrawal and is based on the annuitant’s age bracket. The higher the annuitant’s age bracket at the time of the first withdrawal, the larger the allowable withdrawal percentage will be. Unlike the GLWB base, the percentage can only change in limited circumstances. The GLWB base, which is described below, is recalculated annually, so the amount you may withdraw can change every year. Certain of your actions can increase or decrease the GLWB base, which would affect the annual amount you may withdraw. These actions include making additional purchase payments, not taking withdrawals, taking withdrawals before age 59 1/2 or taking more than the maximum annual withdrawals.

GLWB base.

The initial GLWB base is equal to your initial purchase payment if the rider is added at issue. The GLWB base is increased dollar for dollar by purchase payments when made and decreased pro-rata for “excess withdrawals” as described below. Withdrawals that do not exceed the maximum annual withdrawals allowed under this rider will not decrease the GLWB base but will decrease your contract value and possibly the Death Benefit.

On each contract anniversary, the GLWB base is reset to the greater of (a) the initial GLWB base plus subsequent purchase payments, adjusted for any excess withdrawals, (b) the then-current contract value (also called the “step-up base”) or (c) the “annual credit base” described below.

If you take no withdrawals in the first ten contract years the GLWB rider is in effect, we guarantee that your GLWB base on your tenth GLWB rider anniversary will be at least:

(a)	200% of an amount equal to your initial GLWB base plus total subsequent purchase payments made in the first contract year the rider is in effect, plus

(b)	any purchase payments made in the remainder of the first ten years the rider is in effect.

For example, if your initial purchase payment is $100,000, you make no additional purchase payments and you take no withdrawals, we guarantee your GLWB base on the tenth rider anniversary will be at least $200,000. In this example, if you make an additional purchase payment of $100,000 in year one, we guarantee your GLWB base on the tenth rider anniversary will be at least $400,000. If you also make an additional purchase payment in year three of $50,000, we guarantee your GLWB base on the tenth rider anniversary will be at least $450,000, which is 200% of ($100,000 initial purchase payment + $100,000 additional purchase payment in year one) + $50,000 additional purchase payment in year three.

The GLWB base is used solely for the purpose of calculating benefits under the GLWB rider. It does not provide a contract value or guarantee performance of any investment option.

Annual credit base.

With the GLWB, there is a ten-year period called the “annual credit period” that begins on the date the rider is issued. During the annual credit period, you may be eligible for the annual credit base, which provides for a credit to your GLWB base of 8% simple interest of the “Annual Credit Calculation Base” for each year you do not take any withdrawals. You will start a new ten-year annual credit period on each contract anniversary the GLWB base is set equal to the step-up base. If your GLWB base is not set equal to the step-up base, you will not start a new ten-year annual credit period. If you take a withdrawal from your contract during the annual credit period, you will not be eligible for the annual credit for the year in which you took the withdrawal.

The annual credit base at the end of the contract year is equal to:

(a)	the GLWB base as of the prior contract anniversary, plus

(b)	purchase payments made during the current contract year, plus

(c)	8% of the Annual Credit Calculation Base.

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The Annual Credit Calculation Base is the amount to which the 8% annual credit rate is applied. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period, increased for any additional purchase payments made since the beginning of the annual credit period. If there is an excess withdrawal and the GLWB base after it has been adjusted for the excess withdrawal is less than the Annual Credit Calculation Base, the Annual Credit Calculation Base will be lowered to the GLWB base at that time.

Excess withdrawals.

The GLWB base is reduced pro-rata by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal under this rider. For example, assume you may withdraw $5,000 annually under the GLWB rider and in one contract year you withdraw $6,000. $1,000 would be an excess withdrawal. An excess withdrawal will reduce your GLWB base by the same percentage the excess withdrawal reduces your contract value.

For example, assume your GLWB base is $100,000 at the beginning of the contract year and your withdrawal percentage is 5%, so your maximum annual withdrawal is $5,000. That means you can withdraw $5,000 without it affecting your GLWB base. Assume your contract value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal that is allowed, $5,000. Your GLWB base remains $100,000 and your contract value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal, $1,000. Because you have already taken your maximum annual withdrawal, the $1,000 withdrawal will reduce the GLWB base pro rata. Your GLWB base will be reduced to $98,824, i.e. $100,000 − ([$1,000/$85,000] x $100,000) and your contract value is $84,000.

Because the allowable annual withdrawals under this rider begin when the annuitant is 59 1/2, any withdrawal under the contract prior to the annuitant reaching age 59 1/2 is an excess withdrawal. Since excess withdrawals reduce your GLWB base pro-rata, any withdrawals you take before the annuitant is 59 1/2 may significantly reduce or eliminate the lifetime maximum annual withdrawals under this rider.

Maximum Annual Withdrawals.

The amount you may annually withdraw under the GLWB rider is based upon the annuitant’s age when withdrawals begin and is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Maximum Annual
Annuitant’s Age	Withdrawal %

59 1/2 to 64	4%
65 to 79	5%
80+	6%

After you start taking withdrawals, the maximum percentage you may withdraw will not automatically increase to a higher percentage when the annuitant reaches a higher age bracket. Your maximum withdrawal percentage will only increase based on the annuitant’s then current age on a contract anniversary that the GLWB base has been increased to the step-up base as described above. Any withdrawal you take before the annuitant is 59 1/2 is an excess withdrawal and reduces the GLWB base pro-rata. It does not affect the maximum percentage you may withdraw once you take your first withdrawal after the annuitant is 59 1/2.

You may withdraw the maximum annual withdrawal amount under the GLWB rider without a surrender charge even if the maximum annual withdrawal amount exceeds 10% of your contract value. We reserve the right to charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract year. We are not currently charging this fee. If charged, this fee would be assessed against your contract value and would not affect the amount you withdraw at that time.

Example.

The following provides an example of how the annual credit base and withdrawals work. Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB rider. Further assume (i) the annuitant

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is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your contract value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and annual credit calculation base is $100,000. Since you took no withdrawals in year one, you receive a $8,000 credit on the first contract anniversary (8% of $100,000 Annual Credit Calculation Base) and your annual credit base and GLWB base are $108,000 after year one.

Your contract value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current contract value. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $10,400 (8% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $140,400 after year two ($130,000 prior GLWB base + $10,400 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your annual credit calculation base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $190,400 ($140,400 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $14,400 (8% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $204,800 ($140,400 prior GLWB base + $50,000 purchase payment + $14,400 annual credit), and your GLWB base is set equal to your annual credit base.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $14,400 (8% of $180,000 Annual Credit Calculation Base), so your annual credit base, and therefore your GLWB base, at the end of year four is $219,200 ($204,800 prior GLWB base + $14,400 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $10,960 (5% of $219,200), you take a withdrawal of $1,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $219,200. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $10,960 (5% of $219,200), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $39,040 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your contract value after the allowed withdrawal of $10,960 was $168,040. Upon the excess withdrawal, your GLWB base is set equal to $168,274, i.e. $219,200 − [($39,040/$168,040) x $219,200]. Because the GLWB base after adjustment for the excess withdrawal of $168,274 is less than the Annual Credit Calculation Base of $180,000, the annual credit calculation base is set equal to the GLWB base of $168,274.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $13,462 (8% of $168,274 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base, after year seven is $181,736 ($168,274 prior GLWB base + $13,462 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $191,736 ($181,736 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $178,274 ($168,274 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $14,262 (8% of $178,274 Annual Credit Calculation Base). Your annual credit base after year eight, therefore, is $205,998 ($181,736 prior GLWB base + $10,000 additional purchase payment + $14,262 annual credit), and your GLWB base is set equal to your annual credit base.

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Since you take no more withdrawals and add no more purchase payments in years nine and ten for each year, your annual credit will be $14,262 (8% of $178,274 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $220,260 for year nine and $234,522 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $14,262 (8% of $178,274 Annual Credit Calculation Base) and your GLWB base after year eleven is $248,784 ($234,522 prior GLWB base + $14,262 annual credit).

Lifetime Annuity Period.

You will enter the “Lifetime Annuity Period” when (a) the annuitant is at least 59 1/2 years old and (b) (i) your contract value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) your contract reaches the annuity payout date. If your contract value goes to zero other than because of an excess withdrawal before the annuitant is 59 1/2 years old, the Lifetime Annuity Period is deferred until the annuitant reaches age 59 1/2. In determining whether your contract value goes to zero because of an excess withdrawal, we will first calculate your contract value for that valuation period and then determine the effect of an excess withdrawal on contract value. If a decline in market value and the then allowable withdrawal reduce your contract value to zero on a day you requested an excess withdrawal, we will not pay you the excess withdrawal since you do not have any contract value left. You will, however, still be eligible to enter the Lifetime Annuity Period. If the excess withdrawal reduces your contract value to zero, you will not be eligible to enter the Lifetime Annuity Period.

For example, assume your allowable withdrawal is $5,000, your contract value is $5,500 and you request a withdrawal of $6,000. Further assume on the day you request the withdrawal, your contract value declines by $500. We first process the change in contract value due to the market and the allowable withdrawal, which reduces your contract value to zero ($5,500 − $500 market decline − $5,000 allowable withdrawal). You cannot take the $1,000 excess withdrawal since your contract value is zero, but you will be eligible to enter the Lifetime Annuity Period.

Now assume your allowable withdrawal is $5,000, your contract value is $6,000 and you request a withdrawal of $6,000. Also assume on the day you request the withdrawal, your contract value declines by $500. We first process the change in contract value due to the market and the allowable withdrawal, which reduces your contract value to $500 ($6,000 − $500 market decline − $5,000 allowable withdrawal). We then process the excess withdrawal. Since your contract value is $500, you may only take another $500. Because the $500 is an excess withdrawal, we will assess a surrender charge against that amount and you would receive less than the additional $500. The excess withdrawal reduces your contract value to zero; therefore, you will not be eligible to enter the Lifetime Annuity Period. You should carefully consider any withdrawal that may deplete your contract value and should talk to your registered representative to determine whether the withdrawal would be appropriate for you.

During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the GLWB rider for the lifetime of the annuitant. Once you enter the Lifetime Annuity Period, we will not accept any additional purchase payments and you will no longer be eligible for any further increases in the GLWB base. Furthermore, the contract will only provide the benefits under the GLWB rider.

In lieu of this annual payout for the lifetime of the annuitant, you may elect to receive an age-based lump sum or an underwritten lump sum settlement option. Under the age-based lump sum settlement option, you will receive

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an amount equal to the then current maximum annual withdrawal amount you may take under the GLWB rider multiplied by the multiplier specified below:

Annuitant’s Age
Nearest Birthday	Multiplier

60-64	6.7
65-69	5.7
70-74	4.7
75-79	3.7
80-84	2.7
85-89	2.0
90+	1.4

You may elect the underwritten lump sum settlement option if a licensed physician attests that the annuitant is in good health and has a life expectancy that is in line with that of the average purchaser of annuity products at that age. The amount you may receive under this option will be determined based on age and sex, taking into account health information on the annuitant.

In lieu of the benefits under this rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate annuity we offer based upon your contract value at that time.

Whether you should elect the lifetime annuity payout option or the lump sum settlement option depends upon your personal circumstances and risk tolerance. The lifetime annuity payout option provides a guaranteed stream of payments over the remainder of your life and, as such, protects you against the risk that you could outlive your available income. However, if you elect the lifetime annuity payout option, you will not have the ability to receive any payment from your annuity other than the income stream provided by the lifetime annuity payout option. In contrast, if you elect the lump sum settlement option, you will have access immediately to the proceeds to invest, save or spend as you choose, but you will have no guarantee of future payments. In that case, you assume the risk that you might outlive your available funds and have no proceeds or stream of income available from this annuity in the future.

If you elect the lifetime annuity payout option and there is contract value remaining in your annuity, you should ask us about the alternative immediate annuity options under the contract or that we might have generally available for sale at that time. It is possible that one of those alternative annuity options might pay you a higher stream of income or otherwise better fit your circumstances and needs. We will be happy to provide you with whichever immediate annuity option you choose. We will not assess a surrender charge if you choose an alternative annuity option if one of the following is true:

(1)	If the withdrawal for the alternative annuity option is before the end of the second contract year, the annuity income must be payable for the lifetime of the annuitant and joint annuitant, if any;

(2)	If the withdrawal for the alternative annuity option is during the third through fifth contract years, the annuity income must be payable over a period of not less than ten years or payable over the lifetime of the annuitant and joint annuitant, if any; or

(3)	If the withdrawal for the alternative annuity option is after the fifth contract year, the annuity income must be payable over a period of not less than five years or payable over the lifetime of the annuitant and joint annuitant, if any.

If you elect the lump sum payment option and you are in good health, you may wish to consider the underwritten lump sum settlement option. The underwritten lump sum settlement option is a benefit for you if your health is materially better than an average person your age. If you request the underwritten lump sum settlement option and we determine that your health is materially better than the average person your age, we may pay you a higher lump sum amount than you would have otherwise received under the appropriate table in your rider. Keep in mind that

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if you request an underwritten lump sum settlement, we have the right to gather whatever medical information we determine that we need to assess your health.

You should consult with your financial representative to determine which payout option is best for you.

Charge.

If you choose the GLWB rider, there is an annual charge of 0.95% of the GLWB base. The charge for the GLWB rider ends when you begin the Lifetime Annuity Period or the rider terminates. (See “Termination” below.) We may increase the charge for the GLWB rider on any contract anniversary that your GLWB base is reset to the step-up base once the surrender charge period ends for your contract. That means if your GLWB base is never increased to the step-up base, we will not increase your charge. The new charge will not be higher than the then current charge for new issues of this rider, and we guarantee that it will not exceed 2.00% of the GLWB base.

You may opt out of a reset to the step-up base and avoid an increase in the charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age. To opt-out of an increase in the charge, you must notify us in writing, or in any other manner acceptable to us, within 30 days of the contract anniversary.

Death Benefit.

The GLWB rider provides for a death benefit upon the death of the annuitant. If the rider is added at issue, the initial GLWB death benefit is equal to your initial purchase payment. If we allow you to add the rider on a subsequent contract anniversary, the initial GLWB death benefit will be equal to the then current contract value. The GLWB death benefit is increased for additional purchase payments and decreased dollar for dollar by withdrawals up to your maximum annual withdrawal amounts. Any excess withdrawals will decrease the GLWB death benefit pro-rata. Because this death benefit is determined by your purchase payments and is reduced by withdrawals, if your total withdrawals over the life of the contract exceed your purchase payments, you will not have any death benefit under this rider. The GLWB death benefit is no longer in effect if you choose a lump sum settlement option in lieu of annual payments upon entering the Lifetime Annuity Period or if you elect to annuitize based upon your contract value.

The death benefit is used to calculate the death benefit adjustment which affects the amount of proceeds received by the beneficiary. Please see the “Death Benefit” section earlier in this prospectus for more details.

Investment Restrictions.

In order to have the GLWB rider, you must allocate your purchase payments and contract value (a) to one of Asset Allocation Models 2, 3, or 4 or (b) in accordance with the Fund Category requirements described in “Investments Restrictions for Certain Optional Riders.” You may allocate purchase payments to the Enhanced DCA, as part of a DCA program and transfer amounts out of the Enhanced DCA account in accordance with the restrictions. The GLWB rider will be cancelled if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.” If the rider is so terminated, a prorated annual rider charge will be assessed.

Required Minimum Distributions.

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) even if it exceeds your maximum annual withdrawal under the GLWB rider without it affecting your GLWB base. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess

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withdrawals and will reduce the GLWB base pro-rata. You may withdraw your RMD under this rider without a surrender charge even if your RMD exceeds 10% of your contract value.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the GLWB.

Termination.

If you choose the GLWB rider, you cannot later discontinue it unless we otherwise agree. The GLWB rider will terminate if your contract value goes to zero because of an excess withdrawal. The GLWB rider will also terminate if you annuitize your contract or if the annuitant dies, except in the case of spousal continuation.

Spousal Continuation.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GLWB rider will be continued. Your spouse will be eligible to take withdrawals under this rider when he or she reaches age 59 1/2, and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. If you die before age 59 1/2 or after age 59 1/2 but before taking any withdrawals, the GLWB base will be set equal to the greater of (a) contract value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. If you die after age 59 1/2 and after you have begun to take withdrawals, the GLWB base will be set equal to the contract value (after applying any death benefit adjustments) as of the earlier of (a) the date we are in receipt of proof of the annuitant’s death or (b) 90 days from the date of the annuitant’s death. The death benefit under this rider will be reset to the current contract value (after applying any death benefit adjustment) if that amount is greater than the then current death benefit under this rider.

Guaranteed Lifetime Withdrawal Benefit (Joint Life).

In those states where permitted, we may offer a guaranteed lifetime withdrawal benefit rider (joint life) (“Joint GLWB”) at the time the contract is issued. Subject to the conditions described, the Joint GLWB rider provides a guaranteed level of withdrawals from your contract in each contract year, beginning when the youngest spouse is age 59 1/2, for the lifetime of you and your spouse. The Joint GLWB rider may help protect you from the risk that you and your spouse might outlive your income. The Joint GLWB differs from electing spousal continuation under the GLWB because you have the potential to have a higher GLWB base upon the death of the first spouse with the Joint GLWB. The Joint GLWB has a higher charge than the GLWB.

We may, at our sole option, offer the Joint GLWB rider to existing contracts, in which case it may be added on a contract anniversary. You may not add this rider once either spouse is 86 years old. The Joint GLWB rider is the same as the GLWB rider except as described below.

The Joint GLWB rider is available to two people who are legally married at the time the rider is added. We refer to these people as “participating spouses.” A participating spouse is one of two people upon whose life and age the benefits under the Joint GWLB rider are based. On the date the rider is added, either (a) the two participating spouses must be joint owners and one must be the annuitant or (b) one participating spouse is the owner and annuitant and the other is the sole beneficiary. No one can be added as a participating spouse after the rider is added to the contract, and once someone loses his or her status as a participating spouse, it cannot be regained. Status as a participating spouse will be lost in the following situations:

•	when a participating spouse dies;

•	when a sole owner participating spouse requests that the other participating spouse be removed;

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•	if one participating spouse is the sole owner and the participating spouses divorce, the non-owner spouse will cease to be a participating spouse;

•	if the participating spouses are joint owners and they divorce, the non-annuitant will cease to be a participating spouse.

Please note that if one of the spouses ceases to be a participating spouse, you will still be charged for the Joint GLWB rider.

Under the Joint GLWB rider, the amount you may withdraw under the rider is based upon the youngest participating spouse’s age. Therefore, if the youngest participating spouse is younger than 59 1/2 years old, any withdrawals under the contract will be excess withdrawals under the Joint GLWB rider until the youngest participating spouse becomes 59 1/2.

If you choose the Joint GLWB rider, there is an annual charge of 1.05% of the GLWB base. We may increase the charge for the Joint GLWB rider on any contract anniversary that your GLWB base is reset to the step-up base once the surrender charge period ends for your contract. The new charge will not be higher than the then current charge for new issues of the rider, and we guarantee that the charge will not exceed 2.00% of the GLWB base.

If we are required by state law, we will allow legally married same sex couples or civil union partners to purchase the Joint GLWB rider in certain states and receive the same benefits as a participating spouse while both participating spouses are living. Please note that because legally married same sex couples and civil union partners are not eligible for spousal continuation under the Code, there may be adverse tax consequences with withdrawals and other transactions upon the death of the first spouse or partner. You should consult with your tax advisor before purchasing this rider. Please contact your registered representative or call us at 1-888-925-6446 for more information about whether your state recognizes civil unions or same-sex marriages.

You will enter the Lifetime Annuity Period when (a) the youngest participating spouse is at least 59 1/2 years old, and (b) (i) your contract value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) your contract reaches the annuity payout date. If your contract value goes to zero other than because of an excess withdrawal before the youngest participating spouse is 59 1/2 years old, the Lifetime Annuity Period is deferred until the youngest participating spouse reaches age 59 1/2. In that scenario, we will make the first payment immediately upon the youngest participating spouse reaching age 59 1/2. During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the Joint GLWB rider (as based on the youngest participating spouse’s age) for the lifetime of the annuitant.

In lieu of this annual payout for the lifetime of the annuitant, you may elect to receive an age-based lump sum or an underwritten lump sum settlement option. Under the age-based lump sum settlement option if there is only one surviving participating spouse, you will receive an amount equal to the then current maximum annual withdrawal amount you may take under the Joint GLWB rider multiplied by the multiplier specified below:

Participating
Spouse’s Age
Nearest Birthday	Multiplier

60-64	6.7
65-69	5.7
70-74	4.7
75-79	3.7
80-84	2.7
85-89	2.0
90+	1.4

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Under the age-based lump sum settlement option if there are two surviving participating spouses, you will receive an amount equal to the then current maximum annual withdrawal amount you may take under the Joint GLWB rider multiplied by the multiplier specified below, based on the youngest participating spouse:

Youngest
Participating
Spouse’s Age
Nearest Birthday	Multiplier

60-64	8.4
65-69	7.5
70-74	6.5
75-79	5.2
80-84	4.0
85-89	2.9
90+	2.0

You may elect the underwritten lump sum settlement option if a licensed physician attests that the youngest participating spouse is in good health and has a life expectancy that is in line with that of the average purchaser of annuity products at that age. The amount you may receive under this option will be determined based on age and sex, taking into account health information on the youngest participating spouse.

In lieu of the benefits under this rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate annuity we offer based upon your contract value at that time.

You should consult with your financial representative to determine which payout option is best for you.

If you are the sole owner and your surviving participating spouse elects spousal continuation, the GLWB base will be set equal to the greater of (a) contract value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. Your participating spouse will be eligible to take withdrawals under this rider when he or she reaches age 59 1/2, and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. Please note that since legally married same sex couples and civil union partners are not eligible for spousal continuation under the Code, they are also not eligible for spousal continuation under this rider.

The death benefit under the Joint GLWB rider ceases after the death benefit adjustment, if any, for the second participating spouse.

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Summary of Optional Living Benefit Riders

The following is a summary of the optional living benefit riders. For complete details on the riders, see the individual descriptions above.

Who may want to
Optional Rider	Features	consider the Rider	Charge

GMIB Plus with Annual Reset
•  Guarantees a minimum lifetime fixed income upon annuitization regardless of market performance.
•  May exercise the annuitization benefit after ten years or the 10th anniversary of the last reset.
•  Dollar-for-dollar withdrawals immediately up to 6% of the annual accumulated earnings on the guaranteed earnings income base.
•  No lapse feature provides an opportunity to exercise the benefit should your contract value fall to zero during the initial ten year annuitization waiting period.
•  May reset the guaranteed earnings income base to equal the contract value, if higher, on each contract anniversary prior to the annuitant’s 75th birthday or the 5th rider anniversary.
•  Cannot purchase once the annuitant is 75.
•  No investment restrictions.
•  Cannot purchase if GMIB Plus with Annual Reset (2009), GMIB Plus with Annual Reset (2008), GLWB or Joint GLWB is available.
		Those who want to protect their retirement income but still desire market exposure.	0.70% (maximum and current)

GMIB Plus with Annual Reset (2008)
•  Identical to GMIB Plus with Annual Reset except for the following:
  o  Minimum annuitization level if no withdrawals before the annuitant is 60.
  o  May reset the guaranteed earnings income base to equal the contract value, if higher, on each contract anniversary prior to the annuitant’s 81st birthday.
  o  Cannot purchase once the annuitant is 79.
  o  Optional investment restrictions.
		Those who want to protect their retirement income but still desire market exposure.	Without investment restrictions: 1.65% (maximum) 1.00% (current) With investment restrictions: 1.50% (maximum) 0.85% (current)

GMIB Plus with Annual Reset (2009)
•  Identical to GMIB Plus with Annual Reset except for the following:
  o  Dollar-for-dollar withdrawals after 30 days up to 5% of the annual accumulated earnings on the guaranteed earnings income base.
  o  No minimum annuitization level.
  o  Mandatory investment restrictions.
  o  Cannot purchase before the annuitant is 45 or once the annuitant is 79.
		Those who want to protect their retirement income but still desire market exposure.	1.50% (maximum) 0.95% (current)

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Who may want to
Optional Rider	Features	consider the Rider	Charge

Guaranteed Principal Protection (“GPP”) rider
•  Guarantees return of principal without annuitization on the 10th rider anniversary if you take no withdrawals.
•  If, at the end of the rider’s ten-year term, the eligible contract value is less than the guaranteed principal amount, the difference will be added to the contract.
•  The guaranteed principal amount is adjusted pro-rata for any withdrawals.
•  Investment restrictions.
•  Cannot purchase once the annuitant is 80.
		Those who are afraid of market risk and want to invest without fear of losing their original principal.	0.55% (maximum and current)

Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
•  Provides a guaranteed level of withdrawals in each contract year beginning when the annuitant is 59 1/2 for the lifetime of the annuitant.
•   GLWB base steps-up to current contract value each contract anniversary, if higher.
•   8% annual credit to the GLWB base for each of the first ten years if you take no withdrawals.
•   Base is guaranteed to be at least 200% of first year’s purchase payments if no withdrawals in the first ten years.
•   Lump sum settlement option available in lieu of lifetime annual payout.
•   Investment restrictions.
•   Cannot purchase once the annuitant is 86.
		Those who want to protect their retirement income but still desire market exposure and want to protect against the risk of outliving their income for a single life.	2.00% (maximum) 0.95% (current)

Joint GLWB
•  Identical to the GLWB except that it provides a guaranteed level of withdrawals in a contract year beginning when the youngest spouse is 59 1/2 for the lifetime of the annuitant and the surviving spouse.
•   Differs from spousal continuation under the GLWB because of a higher potential GLWB base upon the death of the first spouse.
•   Available to two people who are legally married at the time the rider is issued.
•   Investment restrictions.
•   Cannot purchase once either spouse is 86.
		Those who want to protect their retirement income but still desire market exposure and want to protect against the risk of outliving their income for both spouses.	2.00% (maximum) 1.05% (current)

Other Contract Provisions

Assignment

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. We may require that any assignee or owner have an insurable interest in the life of the annuitant. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

•	the annuitant,

•	a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

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•	the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

•	as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

Reports and Confirmations

Before the annuity payout date, we will send you quarterly statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last quarter. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as dollar cost averaging and payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

Substitution for Fund Shares

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA.

Contract Owner Inquiries

Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-888-925-6446 (8:30 a.m. to 4:30 p.m., Eastern time).

Performance Data

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charge but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction of a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor’s 500 Stock Index, IBC’s Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

Federal Tax Status

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions,

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with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the “Code”). Since the operations of VAA are a part of, and are taxed with, our operations, VAA is not separately taxed as a “regulated investment company” under Subchapter M of the Code.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. (As of the date of this prospectus, proposals to modify taxation of annuities are under consideration by the federal government.) The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no “investment in the contract” and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your “investment in the contract.” You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your “investment in the contract” divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your “investment in the contract,” all further annuity payments will be included in your taxable income.

A withdrawal of contract values is taxable as ordinary income in the year received to the extent that the accumulated value of the contract immediately before the payment exceeds the “investment in the contract.” If you elect to withdraw any portion of your accumulation value in lieu of receiving annuity payments, that a withdrawal is treated as a distribution of earnings first and only second as a recovery of your “investment in the contract.” Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

•	received on or after the taxpayer reaches age 59 1/2;

•	made to a beneficiary on or after the death of the annuitant;

•	attributable to the taxpayer’s becoming disabled;

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•	made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

•	from a contract that is a qualified funding asset for purposes of a structured settlement;

•	made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

•	incident to divorce, or

•	taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from an annuity contract is automatically subject to 10% withholding unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding. The Code requires 20% withholding for contracts owned by tax-qualified plans.

Tax-Deferred Annuities

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing “investment in the contract.” Under certain circumstances, amounts you receive may be used to make a “tax-free rollover” into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a contract set up under Section 403(b) of the Code, distributions may be paid only when the employee:

•	attains age 59 1/2,

•	separates from the employer’s service,

•	dies,

•	becomes disabled as defined in the Code, or

•	incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

Qualified Pension or Profit-Sharing Plans

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403 of the Code, are generally excludable from the employee’s gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such

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payments are made, constitute an “investment in the contract” under Section 72 of the Code for the employee’s annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee’s gross income up to certain limits in the Code, and therefore are not considered “investment in the contract.”

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability, financial hardship or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. (Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936.) If you receive such a distribution you may be able to make a “tax-free rollover” of the distribution less your “investment in the contract” into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

Withholding on Annuity Payments

Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.

Individual Retirement Annuities (IRAs)

See IRA Disclosure Statement (Appendix A), following.

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Appendix A

IRA Disclosure Statement

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

Free Look Period

The annuity contract offered by this prospectus gives you the opportunity to revoke the contract within 10 days after you receive it (or a longer period as may be required by your state law) and for IRAs, get a refund of the greater of your purchase payments or the current contract value if you exercise your free look. Any purchase payments in these states to be allocated to variable Funds may first be allocated to the Money Market Portfolio until the end of the free look period. If you are a California resident 60 years old or older and at the time you apply for your contract you elect to receive a return of your purchase payments if you exercise your free look, any purchase payments to be allocated to variable Funds will first be allocated to the Money Market Portfolio until the end of the free look period. We deem you to receive the contract and the free look period to begin five days after we mail your contract to you. This is a more liberal provision than is required in connection with IRAs. To exercise this “free-look” provision, you must return the contract to us within the free look period. We must receive your contract at our home office (the address listed on the first page of the prospectus) by 4:00 p.m. Eastern time on the last day of the free look period.

Eligibility Requirements

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

Contributions and Deductions

Contributions to a traditional IRA will be deductible if you are not an “active participant” in an employer maintained qualified retirement plan or if you have Adjusted Gross Income which does not exceed the “applicable dollar limit”. For a single taxpayer, the applicable dollar limitation is $56,000 in 2009, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $56,000 and $66,000. For married couples filing jointly, the applicable dollar limitation is $89,000 in 2010, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $89,000-$109,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $65,000 for individuals and $109,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year. Special limits apply for the non-active participant spouse where a joint return is filed with an active participant.

The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $5,000 in 2010 or (2) 100% of your earned compensation. Those age 50 or older may make an additional IRA contribution of $1000 per year in 2010. Contributions in excess of the limits may be subject to penalty. See below.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $5,000 or (2) 100% of taxable alimony.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee’s behalf to the SEPP, those funds are not treated as current taxable income to the employee. Salary-reduction SEPP-IRAs (also called

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“SARSEPs”) are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New SARSEPPs may no longer be established. Elective deferrals under a salary-reduction SEPP-IRA are subject to an inflation-adjusted limit which is $16,500 for 2010.

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 100% of your salary or $49,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. The Internal Revenue Service reviewed the format of your SEPP-IRA and issued an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an “excess contribution”. You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year.

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the contract value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA for Non-working Spouse

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your “non-working” spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $10,000 may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA’s; (ii) $10,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under “Contributions and Deductions”. If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

Rollover Contribution

Once every year, you may move any portion of the value of your IRA (or SEPP-IRA) to another IRA. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a “rollover” IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must

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be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. You may later roll over such a contribution to another qualified retirement plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

Premature Distributions

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled or the withdrawal meets the requirements of another exception contained in the Code, unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

Distribution at Retirement

Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

Inadequate Distributions — 50% Tax

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

Death Benefits

If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse’s beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse’s death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun at the time of your death, the entire amount must be distributed over a period of time not exceeding your beneficiary’s life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

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Roth IRAs

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $177,000 for married individuals filing jointly and less than $120,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $167,000 and $177,000 for married and between $105,000 and $120,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible. Catch up contributions are available for persons age 50 or older.

For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer’s gross income. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

Under some circumstances, it may not be advisable to roll over, transfer or convert all or part of a non-Roth IRA to a Roth IRA particularly in tax year 2010. Persons considering a rollover, transfer or conversion should consult their own tax advisor.

“Qualified distributions” from a Roth IRA are excludable from gross income. A “qualified distribution” is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2; (b) after the owner’s death; (c) due to the owner’s disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner’s death subject to certain exceptions.

Savings Incentive Match Plan for Employees (SIMPLE)

An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $11,500 in 2010. Employees age 50 and older may contribute an additional $2,500 in 2010. Distributions from a SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.

Reporting to the IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

Form 8578

69

Illustration of IRA Fixed Accumulations

	$1000	$1,000
	Annual	One Time
Year	Contribution	Contribution

1	$1,020.00	$1,020.00
2	$2,060.40	$1,040.40
3	$3,121.61	$1,061.21
4	$4,204.04	$1,082.43
5	$5,308.12	$1,104.08
6	$6,434.28	$1,126.16
7	$7,582.97	$1,148.68
8	$8,754.63	$1,171.65
9	$9,949.72	$1,195.08
10	$11,168.71	$1,218.98
11	$12,412.09	$1,243.36
12	$13,680.33	$1,268.23
13	$14,973.94	$1,293.59
14	$16,293.42	$1,319.46
15	$17,639.28	$1,345.85
16	$19,012.07	$1,372.77
17	$20,412.31	$1,400.23
18	$21,840.56	$1,428.23
19	$23,297.37	$1,456.79
20	$24,783.32	$1,485.93
21	$26,298.98	$1,515.65
22	$27,844.96	$1,545.96
23	$29,421.86	$1,576.88
24	$31,030.30	$1,608.42
25	$32,670.91	$1,640.59
26	$34,344.32	$1,673.40
27	$36,051.21	$1,706.87
28	$37,792.23	$1,741.01
29	$39,568.08	$1,775.83
30	$41,379.44	$1,811.35
31	$43,227.03	$1,847.58
32	$45,111.57	$1,884.53
33	$47,033.80	$1,922.22
34	$48,994.48	$1,960.66
35	$50,994.37	$1,999.87
36	$53,034.25	$2,039.87
37	$55,114.94	$2,080.67
38	$57,237.24	$2,122.28
39	$59,401.98	$2,164.73
40	$61,610.02	$2,208.02
41	$63,862.22	$2,252.18
42	$66,159.47	$2,297.22
43	$68,502.66	$2,343.16
44	$70,892.71	$2,390.02
45	$73,330.56	$2,437.82
46	$75,817.18	$2,486.58
47	$78,353.52	$2,536.31
48	$80,940.59	$2,587.04
49	$83,579.40	$2,638.78
50	$86,270.99	$2,691.56
51	$89,016.41	$2,745.39
52	$91,816.74	$2,800.30
53	$94,673.07	$2,856.31
54	$97,586.53	$2,913.44
55	$100,558.26	$2,971.71
56	$103,589.43	$3,031.14
57	$106,681.22	$3,091.76
58	$109,834.84	$3,153.60
59	$113,051.54	$3,216.67
60	$116,332.57	$3,281.00
61	$119,679.22	$3,346.62
62	$123,092.81	$3,413.55
63	$126,574.66	$3,481.82
64	$130,126.16	$3,551.46
65	$133,748.68	$3,622.49
66	$137,443.65	$3,694.94
67	$141,212.53	$3,768.84
68	$145,056.78	$3,844.22
69	$148,977.91	$3,921.10
70	$152,977.47	$3,999.52

Neither the values, nor any earnings on the values in this variable annuity policy are guaranteed. To the extent that amounts are invested in the Fixed Accumulation Account of the insurer, the principal is guaranteed as well as interest at the guaranteed rate contained in the policy. For purposes of this projection, an annual earnings rate of 2% has been assumed. Withdrawals from the policy will incur a surrender charge for 4 years after amounts are deposited into the policy as follows: Year 1- 7%, Year 2- 7%, Year 3- 7%, Year 4- 6%. See “Surrender Charge” in this prospectus for further information regarding application of the surrender charge.

Form 8578

70

Appendix B

Accumulation Unit Values

The following table shows selected information concerning Accumulation Units for each subaccount for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity contract value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each subaccount’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Ohio National Fund, Inc.
Money Market Portfolio	2009	$12.17	$11.99	0
Equity Portfolio	2009	5.12	7.02	1,063
Bond Portfolio	2009	12.43	14.81	4,900
Onmi Portfolio	2009	6.32	8.29	0
S&P 500® Index Portfolio	2009	8.17	10.12	0
International Portfolio	2009	6.76	9.20	2,819
International Small-Mid Company Portfolio	2009	9.59	13.80	367
Capital Appreciation Portfolio	2009	11.92	16.78	1,284
Mid Cap Opportunity Portfolio	2009	8.87	12.28	71
Capital Growth Portfolio	2009	14.47	19.29	0
High Income Bond Portfolio	2009	10.43	15.33	9,614
Strategic Value Portfolio	2009	7.99	8.78	0
Millennium Portfolio	2009	5.39	6.41	19,737
Aggressive Growth Portfolio	2009	4.14	5.81	0
Small Cap Growth Portfolio	2009	3.81	5.67	338
Nasdaq-100® Index Portfolio	2009	2.73	4.14	0
Bristol Portfolio	2009	8.60	11.51	13,218
Bryton Growth Portfolio	2009	7.35	9.82	12,962
Balanced Portfolio	2009	10.15	12.49	0
U.S. Equity Portfolio	2009	7.55	8.67	0
Income Opportunity Portfolio	2009	9.23	10.28	0
Target VIP Portfolio	2009	6.66	7.53	1,433
Target Equity/Income Portfolio	2009	6.41	7.09	0
Bristol Growth Portfolio	2009	5.99	8.40	0

ALPS Variable Insurance Trust (Class II Shares)
AVS Listed Private Equity Portfolio	2009	3.71	5.12	0

The Dow® Target Variable Fund LLC
The Dow® Target 10 Portfolios
First Quarter	2009	7.65	8.75	0
Second Quarter	2009	7.76	9.73	0

Form 8578

71

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Third Quarter	2009	$6.96	$7.54	0
Fourth Quarter	2009	8.39	9.49	0
The Dow® Target 5 Portfolios
First Quarter	2009	7.65	9.55	0
Second Quarter	2009	7.76	10.24	0
Third Quarter	2009	6.28	5.43	0
Fourth Quarter	2009	7.63	7.96	0

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	2009	10.33	12.43	0

Federated Insurance Series (Service Shares)
Federated Kaufmann Fund II	2009	6.27	7.97	26,447

Fidelity® Variable Insurance Products Funds (Service Class 2)
VIP Contrafund® Portfolio	2009	8.35	11.15	13,615
VIP Mid Cap Portfolio	2009	13.67	18.82	3,654
VIP Equity-Income Portfolio	2009	8.18	10.47	3,018
VIP Growth Portfolio	2009	4.40	5.55	0
VIP Real Estate Portfolio	2009	5.28	7.15	280

Franklin Templeton Variable Insurance Products Trust (Class 4)
Franklin Income Securities Fund	2009	6.90	9.20	13,716
Franklin Flex Cap Growth Securities Fund	2009	6.65	8.69	66,683
Templeton Foreign Securities Fund	2009	6.19	8.34	8,106
Franklin Templeton VIP Founding Funds
Allocation Fund	2009	6.60	8.46	152

Goldman Sachs Variable Insurance Trust (Service Shares)
Goldman Sachs Growth and Income Fund	2009	6.55	7.60	109,126
Goldman Sachs Structured U.S. Equity Fund	2009	6.55	7.79	0
Goldman Sachs Capital Growth Fund	2009	5.91	8.59	0

Ivy Funds Variable Insurance Portfolios, Inc.
Ivy Funds VIP Asset Strategy	2009	9.10	11.21	31,532
Ivy Funds Global Natural Resources	2009	6.04	10.34	9,187
Ivy Funds VIP Science and Technology	2009	8.22	11.64	2,647

Janus Aspen Series (Service Shares)
Janus Portfolio	2009	4.31	5.77	1,924

Form 8578

72

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Overseas Portfolio	2009	$7.50	$13.24	13,739
Worldwide Portfolio	2009	3.95	5.35	163
Balanced Portfolio	2009	10.37	12.83	578

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	2009	10.77	16.19	9,370
Lazard Retirement Emerging Markets Equity Portfolio	2009	16.85	28.20	7,357
Lazard Retirement International Equity Portfolio	2009	9.33	11.17	42,752
Lazard Retirement U.S. Strategic Equity Portfolio	2009	7.62	9.52	1,047

Legg Mason Partners Variable Equity Trust (Class I Shares)
Legg Mason ClearBridge Variable Fundamental Value Portfolio	2009	12.03	15.33	0
Legg Mason ClearBridge Variable Equity Income Builder Portfolio	2009	8.62	10.44	0
Legg Mason ClearBridge Variable Investors Portfolio	2009	10.19	12.50	0

MFS® Variable Insurance Trust (Service Class)
MFS® Investors Growth Stock Series	2009	7.29	9.99	0
MFS® Mid Cap Growth Series	2009	4.93	6.86	0
MFS® New Discovery Series	2009	7.37	11.84	704
MFS® Total Return Series	2009	10.41	12.07	3,170

Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Regency Portfolio	2009	5.50	7.92	0

PIMCO Variable Insurance Trust (Administrative Share Class)
Real Return Portfolio	2009	12.22	14.25	32,080
Total Return Portfolio	2009	12.73	14.30	128,635
Global Bond Portfolio (Unhedged)	2009	13.14	15.12	24,428
CommodityRealReturn® Strategy Portfolio	2009	6.24	8.71	14,534

The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio	2009	4.85	6.81	12,330
Jennison 20/20 Focus Portfolio	2009	9.00	13.95	27,659

Royce Capital Fund (Investment Class Shares)
Small Cap Portfolio	2009	14.46	19.26	6,643
Micro-Cap Portfolio	2009	12.36	19.24	886

Form 8578

73

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

The Universal Institutional Funds, Inc. (Class II)
UIF Core Plus Fixed Income Portfolio	2009	$11.27	$12.14	1,975
UIF U.S. Real Estate Portfolio	2009	13.28	16.81	9,470
UIF International Growth Equity Portfolio	2009	6.14	8.26	46,311
UIF Capital Growth Portfolio	2009	6.12	9.95	0

Form 8578

74

Statement of Additional Information Contents

Ohio National Life
Custodian
Independent Registered Public Accounting Firm
Underwriter
Total Return
Financial Statements

1940 Act File Number 811-1978
1933 Act File Number 333-156432

Form 8578

75

Ohio National Variable Account A
of
The Ohio National Life Insurance Company
One Financial Way
Montgomery, Ohio 45242
Telephone (800) 366-6654
Statement of Additional Information
May 1, 2010
This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Account A (“VAA”) flexible purchase payment individual variable annuity contracts dated May 1, 2010. To get a free copy of the prospectus for VAA, write or call us at the above address.

Ohio National Life	2
Custodian	2
Independent Registered Public Accounting Firm	2
Underwriter	2
Total Return	3
Financial Statements	4

ONcore Ultra II

Ohio National Life
The Ohio National Life Insurance Company was organized under the laws of Ohio on September 9, 1909. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $20.8 billion and equity of approximately $1.5 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242. We are a stock life insurance company ultimately wholly-owned by Ohio National Financial Services, Inc., which is wholly-owned by a mutual insurance holding company (Ohio National Mutual Holdings, Inc.). Our policyholders own the holding company.
Custodian
The Ohio National Life Insurance Company, the depositor, One Financial Way, Montgomery, Ohio 45242, holds custody of VAA’s assets.
Independent Registered Public Accounting Firm
The financial statements of Ohio National Variable Account A and the consolidated financial statement and schedules of The Ohio National Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the report of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2009 consolidated financial statements and schedules of The Ohio National Life Insurance Company and subsidiaries refers to a change in the method of evaluating other-than-temporary impairments of fixed maturity securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009. KPMG LLP is located at 191 West Nationwide Boulevard, Columbus, Ohio 43215.
Underwriter
We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAA, and the amounts retained by ONEQ, for each of the last three years have been:

	Aggregate	Retained
Year	Commissions	Commissions
2009	$124,029,575	$24,758,681
2008	$104,098,342	$19,487,825
2007	$117,751,720	$22,706,307

2

Total Return
The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

P(1 + T)(exponent n) = ERV

where:	P = a hypothetical initial payment of $1,000,
T = the average annual total return,
n = the number of years, and
ERV = the ending redeemable value of a hypothetical $1,000
beginning-of-period payment at the end of the period (or fractional portion thereof).
Average annual total return data will be given for one-, three-, five- and ten-year periods (if applicable) and may be given for other periods as well. We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.
In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts. This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Contract administration charge to an annual percentage charge of 0.00%. There is no annual contract administration charge for contracts over $50,000. The effect of that charge on contracts with total value less than $50,000 would be to reduce the total returns. The returns assume surrender of the contract and deduction of the applicable surrender charge at the ends of the periods. However, the returns do not reflect any additional charges for optional additional benefit riders. If those charges were to apply, the returns would be decreased accordingly.

3

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2009 and 2008
(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm
The Board of Directors and Stockholder
The Ohio National Life Insurance Company:
We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Financial Services, Inc.) and subsidiaries (collectively, the Company) as of December 31, 2009 and 2008, and the related consolidated statements of income, changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2009. In connection with our audits of the consolidated financial statements, we have also audited financial statement schedules I, III, IV, and V. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Ohio National Life Insurance Company and subsidiaries as of December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.
As discussed in note 2 to the consolidated financial statements, the Company changed its method of evaluating other-than-temporary impairments of fixed maturity securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.
/s/ KPMG LLP
Columbus, Ohio
April 29, 2010

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Balance Sheets
December 31, 2009 and 2008
(Dollars in thousands, except share amounts)

	2009	2008
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity	$5,433,640	4,785,062
Equity securities	30,102	28,903
Fixed maturity held-to-maturity securities, at amortized cost	718,483	735,134
Trading securities, at fair value:
Fixed maturity	13,403	2,850
Equity securities	6,320	4,972
Mortgage loans on real estate, net	1,265,962	1,359,015
Real estate, net	3,665	4,299
Policy loans	299,529	266,630
Other long-term investments	14,720	17,926
Short-term investments	594,793	264,554

Total investments	8,380,617	7,469,345

Cash	180,878	266,402
Accrued investment income	82,910	87,247
Deferred policy acquisition costs	1,242,640	1,201,525
Reinsurance recoverable	1,289,559	1,545,773
Other assets	96,578	75,483
Goodwill and intangible assets	755	755
Federal income tax recoverable	—	42,178
Assets held in separate accounts	9,490,858	5,672,490

Total assets	$20,764,795	16,361,198

Liabilities and Equity
Future policy benefits and claims	$9,295,560	9,078,030
Policyholders’ dividend accumulations	50,003	51,231
Other policyholder funds	39,868	12,260
Notes payable (net of unamortized discount of $606 in 2009 and $642 in 2008)	105,394	105,358
Federal income taxes:
Current	325	—
Deferred	101,329	4,577
Other liabilities	174,615	197,281
Liabilities related to separate accounts	9,490,858	5,672,490

Total liabilities	19,257,952	15,121,227

Commitments and contingencies

Equity:

Stockholder’s equity:
Class A common stock, $1 par value. Authorized, issued, and outstanding 10,000,000 shares	10,000	10,000
Additional paid-in capital	187,273	187,273
Accumulated other comprehensive loss	(21,164)	(272,847)
Retained earnings	1,326,202	1,311,627

Total stockholder’s equity	1,502,311	1,236,053
Non-controlling interest	4,532	3,918

Total equity	1,506,843	1,239,971

Total liabilities and equity	$20,764,795	16,361,198

     See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Statements of Income
Years ended December 31, 2009, 2008 and 2007
(Dollars in thousands)

	2009	2008	2007
Revenues:
Traditional life insurance premiums	$254,047	239,833	235,121
Annuity premiums and charges	125,972	118,131	98,264
Universal life policy charges	117,977	112,663	100,204
Accident and health insurance premiums	19,375	19,830	19,924
Investment management fees	5,825	7,688	9,270
Change in value of trading securities	2,434	(3,625)	422
Net investment income	492,399	514,608	524,829
Net realized (losses) gains:
Investment (losses) gains:
Total other-than-temporary impairment losses on securities	(86,270)	(144,938)	(9,142)
Portion of impairment losses recognized in other comprehensive income	46,986	—	—

Net other-than-temporary impairment losses on securities recognized in earnings	(39,284)	(144,938)	(9,142)
Realized (losses) gains, excluding other- than-temporary impairment losses on securities	(6,734)	13,415	4,703

Total investment losses	(46,018)	(131,523)	(4,439)
Derivative instruments	(39,075)	—	—
Other income	48,905	53,311	56,874

	981,841	930,916	1,040,469

Benefits and expenses:
Benefits and claims	707,165	314,265	544,296
Provision for policyholders’ dividends on participating policies	37,897	40,720	35,023
Amortization of deferred policy acquisition costs, excluding impact of realized losses	36,913	222,168	105,551
Amortization of deferred policy acquisition costs due to realized losses	(6,082)	(11,373)	(678)
Other operating costs and expenses	155,368	156,195	152,680

	931,261	721,975	836,872

Income before income taxes	50,580	208,941	203,597

Income taxes:
Current expense (benefit)	58,368	(10,582)	49,784
Deferred (benefit) expense	(54,290)	80,681	15,916

	4,078	70,099	65,700

Net income	46,502	138,842	137,897
Less: net income (loss) attributable to the non-controlling interest	292	(219)	(323)

Net income attributable to ONLIC	$46,210	139,061	138,220

See accompanying notes to consolidated financial statements.

3

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Statements of Changes in Equity
Years ended December 31, 2009, 2008 and 2007
(Dollars in thousands)

			Accumulated
	Class A	Additional	other		Total	Non-
	common	paid-in	comprehensive	Retained	stockholder’s	controlling	Total
	stock	capital	(loss) income	earnings	equity	interest	equity
Balance, December 31, 2006	$10,000	162,939	55,872	1,145,346	1,374,157	10,760	1,384,917
Dividends to stockholder	—	—	—	(49,000)	(49,000)	—	(49,000)
Change in non-controlling interest ownership	—	—	—	—	—	(5,727)	(5,727)
Comprehensive income (loss):
Net income (loss)	—	—	—	138,220	138,220	(323)	137,897
Other comprehensive loss	—	—	(35,973)	—	(35,973)	(51)	(36,024)

Total comprehensive income (loss)					102,247	(374)	101,873
ASC 715-20 pension adjustment, net of federal income tax of $1,001	—	—	(1,860)	—	(1,860)	—	(1,860)

Balance, December 31, 2007	10,000	162,939	18,039	1,234,566	1,425,544	4,659	1,430,203
Capital contribution from parent	—	24,334	—	—	24,334	—	24,334
Dividends to stockholder	—	—	—	(62,000)	(62,000)	—	(62,000)
Change in non-controlling interest ownership	—	—	—	—	—	(337)	(337)
Comprehensive loss:
Net income (loss)	—	—	—	139,061	139,061	(219)	138,842
Other comprehensive loss	—	—	(290,886)	—	(290,886)	(185)	(291,071)

Total comprehensive loss					(151,825)	(404)	(152,229)

Balance, December 31, 2008	10,000	187,273	(272,847)	1,311,627	1,236,053	3,918	1,239,971
Cumulative effect of change in accounting principle, net of taxes	—	—	(3,365)	3,365	—	—	—
Dividends to stockholder	—	—	—	(35,000)	(35,000)	—	(35,000)
Comprehensive income:
Net income	—	—	—	46,210	46,210	292	46,502
Other comprehensive income	—	—	255,048	—	255,048	322	255,370

Total comprehensive income					301,258	614	301,872

Balance, December 31, 2009	$10,000	187,273	(21,164)	1,326,202	1,502,311	4,532	1,506,843

See accompanying notes to consolidated financial statements.

4

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Statements of Cash Flows
Years ended December 31, 2009, 2008 and 2007
(Dollars in thousands)

	2009	2008	2007
Cash flows from operating activities:
Net income attributable to ONLIC	$46,210	139,061	138,220
Adjustments to reconcile net income to net cash provided by operating activities:
Proceeds from sales/maturities of fixed maturity trading securities	882	2,517	124
Proceeds from sales of equity securities trading securities	407	—	—
Cost of fixed maturity trading securities acquired	(10,716)	(997)	—
Cost of equity securities trading securities acquired	—	—	(6,315)
Interest credited to policyholder account values	282,652	271,313	279,170
Universal life and investment-type product policy fees	(162,620)	(146,617)	(120,178)
Capitalization of deferred policy acquisition costs	(247,557)	(221,041)	(229,141)
Amortization of deferred policy acquisition costs	30,831	210,795	104,873
Amortization and depreciation	(4,939)	3,214	2,389
Net realized losses on investments and derivative instruments	85,093	131,523	4,439
Change in value of trading securities	(2,434)	3,625	(422)
Deferred federal income tax (benefit) expense	(54,290)	80,681	15,916
Decrease in accrued investment income	4,337	1,925	3,306
Decrease (increase) in other assets	133,716	(375,799)	(45,697)
Increase in policyholder liabilities	102,092	288,677	173,537
Increase (decrease) in policyholders’ dividend accumulations and other funds	1,130	(28,745)	(3,814)
Increase (decrease) in federal income tax payable	42,503	(43,261)	(3,890)
(Decrease) increase in other liabilities	(21,701)	22,560	14,108
Other, net	(78)	12,855	(4,639)

Net cash provided by operating activities	225,518	352,286	321,986

Cash flows from investing activities:
Proceeds from maturity of fixed maturity available-for-sale securities	72,819	60,110	32,406
Proceeds from sale of fixed maturity available-for-sale securities	633,056	546,386	491,620
Proceeds from sale of available-for-sale equity securities	204	—	11,214
Proceeds from maturity of fixed maturity held-to-maturity securities	149,893	69,701	80,694
Proceeds from repayment of mortgage loans on real estate	117,364	129,576	156,797
Proceeds from sale of real estate	615	347	855
Cost of fixed maturity available-for-sale securities acquired	(778,821)	(498,341)	(297,027)
Cost of available-for-sale equity securities acquired	(570)	(9,136)	(5,743)
Cost of fixed maturity held-to-maturity securities acquired	(139,335)	(133,027)	(103,994)
Cost of mortgage loans on real estate acquired	(25,369)	(186,019)	(188,115)
Cost of real estate acquired	(175)	(562)	(855)
Derivative payments	(32,779)	—	—
Change in payables for securities lending collateral, net	—	(868,348)	(267,074)
Net increase in short-term investments	(330,239)	(264,554)	—
Change in policy loans, net	(32,899)	(23,948)	(25,979)
Change in other invested assets, net	(481)	2,064	13,507

Net cash used in investing activities	(366,717)	(1,175,751)	(101,694)

Cash flows from financing activities:
Universal life and investment product account deposits	3,095,687	2,786,556	2,803,028
Universal life and investment product account withdrawals	(3,005,012)	(2,525,518)	(3,258,626)
Capital contribution from parent	—	10,000	—
Dividends paid to parent	(35,000)	(69,000)	(42,000)

Net cash provided by (used in) financing activities	55,675	202,038	(497,598)

Net decrease in cash and cash equivalents	(85,524)	(621,427)	(277,306)
Cash and cash equivalents, beginning of year	266,402	887,829	1,165,135

Cash and cash equivalents, end of year	$180,878	266,402	887,829

Supplemental disclosures:
Income taxes paid	$15,000	31,089	52,069
Interest paid on notes payable	8,348	8,348	8,261
Noncash capital contribution from parent in the form of other long-term investments	—	14,334	—
See accompanying notes to consolidated financial statements.

5

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
(1)	Organization, Consolidation Policy, and Business Description
The Ohio National Life Insurance Company (ONLIC) is a stock life insurance company. Ohio National Life Assurance Corporation (ONLAC) is a wholly owned stock life insurance subsidiary included in the consolidated financial statements. ONLIC also owns approximately 80.5% of National Security Life and Annuity Company (NSLAC). Security Mutual Life Insurance Company of New York (SML) owns the remaining interest of NSLAC. NSLAC was previously owned by SMON Holdings, Inc. (SMON) and ONLIC owned a 51% interest in SMON with the remainder owned by SML. On February 17, 2007, the board of directors and stockholders (ONLIC and SML) of SMON authorized the dissolution of SMON and the transfer of NSLAC’s shares to the former stockholders of SMON in proportion to the stockholders’ interest in SMON at the time of SMON’s dissolution. On March 30, 2007, ONLIC and SML entered into a stock purchase agreement for ONLIC to purchase an additional 2,927 shares of NSLAC from SML for $6,000, thereby increasing ONLIC’s holdings in NSLAC to approximately 80.5% and decreasing SML’s holdings to approximately 19.5%. Effective December 19, 2008, Montgomery Re, Inc. (MONT) was formed as a special purpose financial captive life insurance company. All outstanding shares of MONT’s common stock are wholly owned by ONLIC.

ONLIC and its subsidiaries are collectively referred to as the “Company”. All significant intercompany accounts and transactions have been eliminated in consolidation.

Certain items in the condensed consolidated financial statements and related notes have been reclassified to conform to the current presentation.

On February 12, 1998, ONLIC’s Board of Directors approved a plan of reorganization (Reorganization) for the Company under the provision of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual insurance holding companies. The Reorganization was approved by the Company’s policyholders and by the Ohio Department of Insurance (Department) and became effective on August 1, 1998 (Effective Date). As part of the Reorganization (see note 2(n)), ONLIC became a stock company 100% owned by ONFS. ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (ONMH), an Ohio mutual holding company.

ONLIC and ONLAC are life and health insurers licensed in 47 states, the District of Columbia and Puerto Rico. ONLIC and ONLAC offer a full range of life, health, and annuity products through independent agents and other distribution channels and are subject to competition from other insurers throughout the United States. NSLAC is licensed in 17 states and the District of Columbia and markets a portfolio of variable annuity products. ONLIC, ONLAC and NSLAC are subject to regulation by the insurance departments of states in which it is licensed and undergoes periodic examinations by those departments.

The following is a description of the most significant risks facing life and health insurers:
Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to protect or benefit policyholders that reduce insurer profits,

6

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
new legal theories or insurance company insolvencies (through guaranty fund assessments) may create costs for the insurer beyond those recorded in the consolidated financial statements.

Credit Risk is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay.

Interest Rate Risk is the risk that interest rates will change and cause a decrease in the value of an insurer’s investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. As a result of significant fixed annuity sales, two types of concentration risk have arisen. First, the distribution of these products is highly concentrated among a few key institutional producers. The Company’s largest distributor of fixed annuities contributed approximately 25% of total fixed annuity deposits in 2009 and approximately 42% of total fixed annuity deposits in 2008.

Based on policyholder account balances, the Company’s largest distributor accounted for approximately 32% and 38% of total fixed annuity reserves as of December 31, 2009 and 2008, respectively. It is possible that a change in the Company’s relationship with this distributor could result in the loss of existing business and a large outflow of the Company’s general account assets along with the subsequent loss of the investment spread earned on those assets.

Reinsurance Risk is the risk that the Company will experience a decline in the availability of financially stable reinsurers for its ongoing business needs. The Company has entered into reinsurance contracts to cede a portion of its general account life, annuity and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts, which totaled $1,289,559 and $1,545,773 as of December 31, 2009 and 2008, respectively. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the contract holder. Under the terms of the annuity coinsurance contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the treaty value of which must at all times be greater than or equal to 103% of the reinsured reserves, as outlined in each of the underlying treaties. Generally, treaty value is defined as amortized cost. However, for any bond that falls below investment grade, treaty value is defined as fair value.

Equity Market Risk is the risk of loss due to declines in the equity markets that the Company participates in. The Company’s primary equity risk relates to the Company’s individual variable annuity contracts which offer guaranteed riders. There are four main types of benefits: guaranteed minimum death benefit (GMDB), guaranteed minimum income benefit (GMIB), guaranteed minimum account benefit (GMAB) and guaranteed minimum withdrawal benefit (GMWB). The

7

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount. The specified amount may be based on the premiums paid, a contract value on a specified anniversary date or premiums paid increased by an annual interest rate factor, all of which are adjusted for amounts withdrawn. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract, will increase the net amount at risk (the GMDB in excess of the contract value), which could result in additional GMDB claims. The GMIB provides a benefit if the annuitant elects to receive an annuitization benefit after a ten year window from rider issue. The annuitization base is equal to premiums less withdrawals rolled up at 6% annually (5% for the version first issued in May 2009). The GMAB provides a benefit of return of premium (less withdrawals) at the end of ten years. The GMWB is similar to the GMAB except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of ten years. We will refer to the total of these four classes as the G reserves. See note (2)(f) for additional information on G reserves.
(2)	Summary of Significant Accounting Policies
The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (GAAP), which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see note 3).
(a)	Valuation of Investments, Related Gains and Losses, and Investment Income
Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities classified as trading are stated at fair value, with the changes in fair value recorded in the accompanying consolidated statements of income. Fixed maturity and equity securities classified as available-for-sale are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, future policy benefits and claims and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder’s equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the current existing effective portfolio rate.

The fair value of fixed maturity and equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “internal pricing matrix” is most often used. The internal pricing matrix is developed by obtaining spreads for private placements and corporate securities with varying

8

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, management determines the fair value using other modeling techniques, primarily commercial software applications utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2009, 77.4% of the fair values of fixed maturity securities were obtained from independent pricing services, 22.1% from the Company’s pricing matrices and 0.5% from other sources.

The mutual fund shares that comprise Separate Account seed money are classified as general account trading securities and stated at fair value, with the changes in fair value recorded in the accompanying consolidated statements of income.

Fixed maturity securities related to the Company’s funds withheld reinsurance arrangements are classified as trading and are stated at fair value, with the changes in fair value recorded in the accompanying consolidated statements of income.

Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of these mortgage loans based on a review by portfolio managers. These mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or, at the fair value of the collateral less estimated costs to sell, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowances are recorded in net realized gains and losses. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on nonaccrual status. Interest received on nonaccrual status mortgage loans are included in net investment income in the period received.

The unallocated valuation allowance account for these loans is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for mortgage loan losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

9

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy’s anniversary date.

Real estate held for company use is carried at cost less accumulated depreciation and valuation allowances.

Venture capital partnerships are carried on the equity basis and are included under other long-term investments on the balance sheet.

Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value of investments. For those fixed maturity securities where fair value is 50% or less of amortized cost for one month or 80% of amortized cost for six consecutive months or more, additional analysis is prepared which focuses on each issuer’s ability to service its debts and the length of time and extent the security has been valued below cost. This process provides for an assessment of the credit quality or future cash flows of each investment in the securities portfolio.

For those securities identified above, the Company considers additional relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporarily impaired (OTI). Examples of the relevant facts and circumstances that may be considered include: (1) the current fair value of the security as compared to cost, (2) the length of time the fair value has been below cost, (3) the financial position of the issuer, including the current and future impact of any specific events, (4) any items specifically pledged to support the credit along with any other security interests or collateral, (5) the Company’s intent to sell the security or if it is more likely than not that it will be required to sell the security before it can recover the amortized cost, (6) the business climate, (7) management changes, (8) litigation and government actions, (9) monitoring late payments, (10) downgrades by rating agencies, (11) financial statements and key financial ratios, (12) revenue forecasts and cash flow projections as indicators of credit issues, and (13) other circumstances particular to an individual security.

For structured securities included in fixed maturity securities the Company determines if the collection of cash flows for the investment is in question. For each security, the Company prepares an analysis of the present value of the expected cash flows, using the interest rate implicit in the investment at the date of acquisition. To the extent that the present value of cash flows generated by a security is less than the amortized cost, an OTI is recognized in the consolidated statements of income. For those debt securities for which an OTI is determined and the Company has the intent to sell the security, or if it is more likely than not that it will be required to sell the security before recovery of the amortized cost, the entire unrealized loss (the amount the amortized cost basis exceeds the fair value) is recognized in the consolidated statements of income. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security, but the security has suffered a credit loss (the amortized cost basis exceeds the present value of the expected cash flows), the impairment charge (excess of amortized cost over fair

10

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
value) is bifurcated with the credit loss portion recorded in the consolidated statements of income, and the remainder, or non-credit loss portion recorded in other comprehensive income. For those fixed maturity securities for which the Company has recorded a portion of the OTI in other comprehensive income, the Company prospectively amortizes the amount of the loss that was recorded in other comprehensive income over the remaining life of the security to the consolidated statements of income based on the timing of future cash flows.

The Company’s practice is to disclose as part of the separate component of accumulated other comprehensive income both the non-credit portion of the OTI and any subsequent changes in the fair value of those fixed maturity securities.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other-than-temporary. These risks and uncertainties include (1) the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that fraudulent information could be provided to the Company’s investment professionals who determine the fair value estimates and other-than-temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value. Any of these situations are reasonably possible and could result in a charge to income in a future period.

Prior to 2009, the Company generally recognized an OTI on securities in an unrealized loss position when the Company did not expect full recovery of value or did not have the intent and ability to hold such securities until they had fully recovered their amortized cost. The recognition of OTI prior to 2009 represented the entire difference between the amortized cost and fair value with this difference being recorded in net income (loss) as an adjustment to the amortized cost of the security.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification on the trade date. Any capital gains occurring in the Closed Block portfolio (see note 2(n)) are offset by increases in the deferred policyholder obligation for that group of policies.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from actual prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Dividends are recorded on the ex-dividend date and interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.

11

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
(b)	Derivative Instruments

The Company enters into derivative transactions that do not meet the criteria for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategies. For example, the Company may purchase long dated Standard and Poor’s 500 put options for protection in a falling equity market in relation to certain riders that are sold with variable annuity products. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value in other long-term investments, with changes in fair value recorded in net realized gains (losses) on investments, derivative instruments.

Embedded derivatives subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in benefits and claims.

(c)	Revenues and Benefits

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life, and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life, variable universal life, and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, cost of insurance charges, asset fees, policy administration fees, and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based upon the nature of such fees. Cost of insurance charges and policy administrative fees are assessed on a daily, monthly or annual basis, and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

12

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
Accident and Health Insurance Products: Accident and health insurance premiums are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

(d)	Deferred Policy Acquisition Costs and Capitalized Sales Inducements

The recoverable costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business have been capitalized as deferred acquisition costs (DAC). DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period. For traditional nonparticipating life insurance products, DAC is amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For traditional participating life insurance products, DAC is amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits.

For investment and universal life products, DAC is amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, asset fees, cost of insurance charges, policy administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses. DAC for participating life and investment and universal life business is adjusted to reflect the impact of unrealized gains and losses on the related fixed maturity securities available-for-sale (see note 2(a)). The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is 9.95%, a blend of expected returns from stock, money market and bond funds after deductions for policy charges. If actual net separate account performance varies from the 9.95% assumption, the Company assumes different performance levels over the next three years such that return reverts to the long-term assumption. This assumption is commonly referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. The Company’s policy regarding the reversion to the mean process does not permit projected returns to be below (2.12)% or in excess of 14.67% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and net separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the

13

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the consolidated statements of income.

The Company offers certain sales inducements to contract holders. Sales inducements are product features that enhance the investment yield on a contract. The Company utilizes the following sales inducements: day-one bonuses, which increase the account value at inception, and enhanced yield options which credit interest for a specified period in excess of rates currently being offered for other similar contracts. Sales inducement costs are deferred and amortized using the same methodology and assumptions used to amortize capitalized acquisition costs.

(e)	Separate Accounts

Separate Account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed and the activity related to guaranteed contracts, which are riders to existing variable annuity contracts. Separate Account seed money is recorded as a trading security.

(f)	Future Policy Benefits

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical ailment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts). The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued (see note 8).

Future policy benefits for investment products in the accumulation phase, universal life insurance products and variable universal life insurance products have been calculated based on participants’ contributions plus interest credited less applicable contract charges (see note 8).

Future policy benefits for payout annuities have been calculated using the present value of future benefits and maintenance costs discounted using varying interest rates (see note 8).

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is

14

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
borne by, the contract holder. The Company also issues Nontraditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contract holders. In 1998 the Company began offering policies with a minimum guaranteed death benefit that is adjusted every three or six years to the current account value adjusted for withdrawals on a pro rata basis. Also during 1998, the Company introduced a minimum guaranteed death benefit equal to premiums paid less withdrawals. Riders were available that provided for a one year adjustment to the current account value, and a guaranteed minimum death benefit increased at 6% per year (until age 80) with a cap at twice the purchase amount, adjusted for any withdrawals prior to death.

In 1999, the Company began selling a policy with a minimum guaranteed death benefit that is adjusted every eight years to the current account value adjusted for withdrawals on a pro-rata basis.

In 2001, the Company began selling enhanced benefits riders. These provide for an additional death benefit up to 40% of the excess of (a) the account value before any additional death benefits or other riders over (b) the contract basis. At no time will the additional death benefit exceed $1 million.

In 2004, the Company introduced a new rider to replace one of the 1998 GMDB riders. The 2004 rider provides for a guaranteed minimum death benefit increased at 6% per year (until age 80) with a cap at twice the purchase amount (identical to the 1998 version). However, only the first 6% of withdrawals are adjusted on a dollar for dollar basis with further withdrawals decreasing GMDBs on a pro-rata basis.

In 2005, two additional GMDB riders were introduced. The first provides a GMDB increased at 6% per year (until age 85) with no cap, adjusted for any withdrawals prior to death. The second provides a GMDB increased at 6% per year (until age 85) with no cap, adjusted for any withdrawals (dollar for dollar on the first 6%, pro rata on the remainder) prior to death.

In 2006, three new GMDB riders were introduced. The first rider replaced the 2004 version and the second replaced the 2005 version. The benefits of these two riders are the same as the ones they replaced. The third rider is an annual reset death benefit rider. This rider must be purchased in conjunction with the GMIB annual reset rider. The policyholder has the option each year to reset their death benefit amount to the GMIB amount. The assets and liabilities of these accounts are carried at market.

In 2009, five new guaranteed minimum death benefit (GMDB) riders were introduced. The first rider, issued January through May, replaced the 2006 version of the annual reset death benefit rider; the benefit of the rider was the same as the 2006 version but the rider charge was increased. A second version of the annual reset death benefit rider was rolled out in May 2009 and replaced the January 2009 version. Its benefit was the same as the January 2009 version but the rider charge was increased. The final three riders were issued starting in May 2009 and replaced the 2006 versions of the rollup death benefit riders as well as the 2005 version of the annual ratchet death benefit rider; the benefits were the same but the rider charges were increased.

15

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

In 2002, the Company began selling a GMIB rider. This rider, which is issued through age 80, provides for a guaranteed minimum fixed income in the form of a monthly annuity. The monthly income is determined by applying a guaranteed income base to the annuity tables in the rider. The guaranteed income base is the greater of (a) the premiums increased at 6% per year (4% for rider issue ages 76-80) until age 85, with adjustment for withdrawals or (b) the highest contract anniversary value prior to age 85. The amount for the latter during a period between contract anniversaries is determined by increasing the previous anniversary value by additional premiums and adjusting it, on a pro rata basis, for withdrawals. In 2004, the Company introduced a new rider to replace the 2002 GMIB rider. This rider is identical to the original version except that only the first 6% of withdrawals are adjusted on a dollar for dollar basis with further withdrawals adjusted on a pro-rata basis. In 2006, two riders replaced the 2004 version. They are identical to the 2004 version with the following modifications: the first has an optional annual reset provision and must be issued in conjunction with the annual reset death benefit rider; the second had an optional five year reset provision. In 2009, five new GMIB riders were issued. The first four versions of the riders were issued from January 2009 through May 2009 and replaced the 2006 versions. The 2006 versions had no investment restrictions whereas two of the four new versions of the riders had no investment restrictions and two of the four new versions of the riders had investment restrictions. The riders with no investment restrictions had the same benefits as the 2006 versions; the only difference was a higher rider charge. The riders with investment restrictions had lower rider charges than the versions without investment restrictions but were the same in every other way. The May version of the GMIB rider replaced the four versions offered in January of 2009. It was an annual reset rider with investment restrictions; it was similar to the January version of the annual reset rider with investment restrictions, but had a higher rider charge.

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

In 2003, the Company began selling a GMAB rider, in which the account value on the tenth anniversary will not be less than the remaining initial premium. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of the GMAB embedded derivative is

16

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. In 2009, the Company began selling a GMAB rider that replaced the 2003 version; it provided the same benefit but had a higher rider charge.

In 2004, the Company began selling two versions of a GMWB rider that guarantee, in the case of one version, 7% and in the alternate version 8%, withdrawals of the premium per year for 10 years and at the tenth anniversary, the account value will not be less than the remaining premium. A GMWB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of GMWB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company discontinued the sale of its GMWB rider in 2009.

The following tables summarize the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts, as well as incurred and paid amounts, as of the dates indicted (note that one contract may contain multiple guarantees) (amounts in millions except for weighted average attained age):

17

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)

	December 31, 2009
	General	Separate	Total	Net	Benefits	Weighted
	account	account	account	amount	paid/	average
	value	value	value	at risk	incurred	attained age
GMDB	$862.3	8,582.3	9,444.6	573.8	19.6	64

GMIB	$298.4	6,940.2	7,238.6	69.8	—	62

GMAB/GMWB	$16.7	277.5	294.2	14.1	—	63

	December 31, 2008
	General	Separate	Total	Net	Benefits	Weighted
	account	account	account	amount	paid/	average
	value	value	value	at risk	incurred	attained age
GMDB	$832.4	4,962.1	5,794.5	1,283.9	6.6	64

GMIB	$254.1	3,552.7	3,806.8	101.2	—	62

GMAB/GMWB	$11.1	202.2	213.3	55.6	—	63

All Separate Account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during 2009 and 2008.

The following table summarizes account balances of variable annuity contracts with guarantees that were invested in separate accounts as of December 31:

18

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)

	2009	2008
Mutual funds:
Bond	$1,985,298	1,035,613
Balanced	341,890	266,997
Equity	5,966,734	3,324,600
Money market	290,413	336,646

Total	$8,584,335	4,963,856

No assets were transferred to separate accounts for the periods presented.

As of December 31, 2009, direct G reserves were $28.1 million, ceded G reserves were $93.2 million and net G reserves were $(65.1) million. As of December 31, 2008, direct G reserves were $81.9 million, ceded G reserves were $301.8 million and net G reserves were $(219.9) million.

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

(in millions)	2009	2008
GMDB	$19.5	20.4
GMIB	(91.2)	(255.6)
GMAB/GMWB	6.6	15.3

Total	$(65.1)	(219.9)

A significant source of revenues for the Company is derived from asset fees, which are calculated as a percentage of Separate Account assets. Thus, losses in the equity markets, unless offset by additional sales of variable products, will result in corresponding decreases in Separate Account assets and asset fee revenue.

(g)	Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represents approximately 8%, 8% and 9% of the Company’s ordinary life insurance in force as of December 31, 2009, 2008 and 2007, respectively. The provision for policyholders’ dividends is based on current dividend scales.

19

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
(h)	Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

(i)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

In determining the need for a valuation allowance, the Company considers the carryback capacity to absorb losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies. The determination of the valuation allowance for the company’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. Management’s judgments are subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitive pricing, and specific industry and market conditions.

The Company is included as part of the life/nonlife consolidated Federal income tax return of its ultimate parent, ONMH, and its U.S. domestic subsidiaries. Treasury Regulations are stringent as to when a life insurance company can be included in the consolidated Federal income tax return, generally requiring a five year waiting period. The Company’s life insurance subsidiary, MONT, formed in 2008 met the provisions of these Regulations and is included in the Company’s consolidated tax return. The Company, in 2007 acquired more than 80% ownership of NSLAC. NSLAC files its Federal income tax return on a separate company basis as it does not meet those Regulations, but it will be included in the life subgroup in 2013.

(j)	Cash Equivalents

For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

20

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
(k)	Use of Estimates

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The estimates susceptible to significant change are those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, contingencies, provision for income tax, valuation allowances for mortgage loans on real estate, impairment losses on investments and impairment of goodwill and intangible assets. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(l)	Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. In accordance with GAAP, goodwill is not amortized, but rather is evaluated for impairment at the reporting unit level annually, using December 31 financial information. The reporting unit is the operating segment or a business one level below the operating segment if discrete financial information is prepared and regularly reviewed by management at that level. The evaluation is completed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting unit. A two-step goodwill impairment test is utilized to identify and measure potential goodwill impairment. The first step compares the fair value of the reporting unit with its carrying amount. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the impairment. In the second step, if the carrying amount of reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment loss shall be recognized in an amount equal to that excess. The loss recognized cannot exceed the carrying amount of goodwill. After a goodwill impairment loss is recognized, the adjusted carrying amount of goodwill becomes its new accounting basis (see note 10).

The Company’s only intangible asset is related to insurance licenses acquired with the purchase of the Company. In accordance with GAAP, the intangible asset, as it relates to insurance licenses, is not amortized, but rather is evaluated for impairment, using December 31 license standing information. The value of the intangible and any impairment assessment associated with that intangible is primarily dependent upon the maintenance of the New York license (see note 10). License fees are paid annually in order to keep the license in good standing.

21

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
(m)	Investment Management Fees

Investment management fees are earned by various subsidiaries in conjunction with money management activities. The fees are based on a percentage of assets at the end of each quarter and are recognized in income as earned.

(n)	Closed Block

The Reorganization contained an arrangement, known as a closed block (the Closed Block), to provide for dividends on policies that were in force on the Effective Date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the Reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the Reorganization, if the experience underlying such dividend scales continues. The assets, including revenue there from, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company is not required to support the payment of dividends on the Closed Block policies from its general funds.

The financial information of the Closed Block is consolidated with all other operating activities, and while prepared in conformity with Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) 944-805, Financial Services-Insurance-Business Combinations, reflects its contractual provisions and not its actual results of operations and financial position. Many expenses related to the Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

22

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
Summarized financial information of the Closed Block as of December 31, 2009 and 2008, and for each of the years in the three-year period ended December 31, 2009 follows:

	2009	2008
Closed Block assets:
Fixed maturity securities available for sale, at fair value (amortized cost of $358,062 and $319,565 as of December 31, 2009 and 2008, respectively)	$360,972	283,629
Fixed maturity securities held-to-maturity, at amortized cost	44,367	53,418
Mortgage loans on real estate, net	93,184	107,633
Policy loans	126,907	127,538
Short-term investments	9,777	28,680
Accrued investment income	5,748	5,536
Deferred policy acquisition costs	72,080	73,599
Reinsurance recoverable	1,428	1,750
Deferred federal income taxes	—	12,578
Other assets	1,771	14,619

Total assets	$716,234	708,980

Closed Block liabilities:
Future policy benefits and claims	$687,700	694,811
Policyholders’ dividend accumulations	49,903	51,159
Other policyholder funds	11,488	—
Deferred federal income taxes	1,018	—
Other liabilities	3,164	3,067

Total liabilities	$753,273	749,037

23

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)

	2009	2008	2007
Closed Block revenues and expenses:
Traditional life insurance premiums	$38,350	41,804	43,915
Net investment income	42,906	45,695	45,028
Net realized losses on investments	(981)	(4,487)	(16)
Benefits and claims	(50,190)	(53,547)	(56,571)
Provision for policyholders’ dividends on participating policies	(18,040)	(20,101)	(18,125)
Amortization of deferred policy acquisition costs	(3,972)	(3,902)	(3,972)
Other operating costs and expenses	(3,226)	(3,715)	(3,508)

Income before federal income taxes	$4,847	1,747	6,751

(o)	Recently Issued Accounting Pronouncements

In April 2009 the FASB issued guidance under FASB ASC 820-10, Fair Value Measurements and Disclosures. In January 2010, the FASB issued amended guidance under FASB Accounting Standards Update (ASU) 2010-06. This guidance will require new disclosures about recurring or nonrecurring fair-value measurements including significant transfers into and out of Level 1 and Level 2 fair-value measurements. In addition ASU 2010-06 clarified the level of disaggregation, inputs and valuation techniques. This section of ASU 2010-06 is effective for fiscal and interim reporting periods beginning after December 15, 2009. The Company will adopt this section of ASU 2010-06 effective January 1, 2010. In addition, ASU 2010-06 also requires information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair-value measurements. This section of ASU 2010-06 is effective for interim and annual reporting periods beginning after December 15, 2010, with early adoption permitted. The Company is currently evaluating the provisions of this guidance to determine the impact of adoption on its consolidated financial statements.

In June 2009, the FASB issued guidance under FASB ASC 810, Consolidation which was subsequently amended in December 2009 by FASB ASU 2009-17. ASU 2009-17 amended the previous consolidation guidance applicable to a variable interest entity (VIE). It also amended the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis. This amended guidance was to be effective for fiscal and interim reporting

24

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
periods beginning after November 15, 2009; however, in January 2010, the FASB deferred indefinitely the consolidation requirements for reporting enterprises’ interests in all registered money market funds and other entities that comply with requirements similar to the money market fund rules of the Investment Company Act of 1940. The Company had not adopted ASU 2009-17. The Company will continue to monitor the FASB deliberations regarding this guidance.

In June 2009, the FASB issued guidance under FASB ASC 860, Transfers and Servicing which was subsequently amended in December 2009 by FASB ASU 2009-16. This guidance eliminates the concept of a qualifying special-purpose entity (QSPE) (as defined under previous FASB guidance) and clarifies and amends the derecognition criteria for a transfer to be accounted for as a sale and the unit of account eligible for sale accounting. Additionally, this guidance requires a transferor to initially measure and recognize all assets obtained (including a transferor’s beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale at fair value. Additionally, on and after the effective date, existing QSPEs (as defined under previous accounting standards) must be evaluated for consolidation in accordance with the applicable consolidation guidance. This guidance also establishes new requirements for reporting a transfer of a portion of a financial asset as a sale. This guidance requires enhanced disclosures about, among other things, a transferor’s continuing involvement with transfers of financial assets accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor’s assets that continue to be reported in the consolidated balance sheets. This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009. The Company will adopt this guidance effective January 1, 2010 and is currently evaluating the provisions of the guidance to determine the impact of adoption on its consolidated financial statements.

In September 2009, FASB issued guidance under FASB ASC 820-10, Fair Value Measurements and Disclosures. This guidance applies to measuring the fair value of investments in investment companies that do not have a readily determinable fair value and calculate net asset values (NAV) consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, which generally requires these investments to be measured at fair value. For these investments, this update allows, as a practical expedient, the use of NAV as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Company has adopted this guidance effective with the period ending December 31, 2009. The adoption of ASC 820-10 did not have a material effect on the Company’s results of operations or financial position.

In August 2009, the FASB issued guidance under FASB ASC 820-10, Fair Value Measurements and Disclosures. This guidance clarifies how the fair value of a liability should be determined. It reiterates that fair value is the price that would be paid to transfer the liability in an orderly transaction between market participants at the measurement date. It notes that the liability should reflect the company’s nonperformance and credit risk and should not reflect restrictions on the

25

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
transfer of the liability. To determine the exit price, the guidance permits companies to look to the identical liability traded as an asset, similar liabilities traded as assets, or another valuation technique to measure the price the company would pay to transfer the liability. This guidance is effective for fiscal and interim reporting periods beginning after August 27, 2009. The Company will adopt this guidance effective January 1, 2010 and is currently evaluating the provisions of this guidance to determine the impact of adoption on its consolidated financial statements.

In June 2009, the FASB issued guidance under FASB ASC 105, Generally Accepted Accounting Principles. This guidance establishes the FASB ASC as the single source of authoritative U.S. GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal securities laws are also sources of authoritative U.S. GAAP for SEC registrants. This guidance and the ASC are effective for financial statements issued for interim and annual periods ending after September 15, 2009. The ASC supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the ASC have become non authoritative. Following this guidance, the FASB will no longer issue new standards in the form of Statements, FSPs, or EITF Abstracts. Instead, the FASB will issue Accounting Standards Updates (ASU), which will serve only to update the ASC, provide background information about the guidance, and provide the bases for conclusions on the change(s) in the ASC. The Company adopted this guidance effective September 30, 2009. The adoption of this guidance will not have an impact on the Company’s consolidated financial statements but will alter the references to accounting literature within the consolidated financial statements.

In May 2009, the FASB issued guidance under FASB ASC 855, Subsequent Events. This guidance establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued. In particular, this guidance sets forth the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure, the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements, and the disclosures an entity should make about events or transactions that occurred after the balance sheet date. This guidance is effective for fiscal years and interim periods ending after June 15, 2009. The Company adopted this guidance effective December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. The Company has evaluated subsequent events through April 29, 2010 the date that the condensed consolidated financial statements were available to be issued.

In April 2009, the FASB issued guidance under FASB ASC 825-10, Financial Instruments. The new guidance expanded the fair value disclosures required for financial instruments for interim periods. The guidance also requires entities to disclose the methods and significant assumptions used to estimate the fair value of financial instruments in financial statements on an interim and annual basis and to highlight any changes from prior periods. The guidance is effective for interim periods ending after June 15, 2009, with early adoption permitted for interim periods ending after March 15, 2009.

26

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
The Company adopted this guidance for the period ending December 31, 2009. The adoption of ASC 825-10 did not have a material effect on the Company’s results of operations or financial position. See note 5 for the required disclosures.

In April 2009, the FASB issued guidance under FASB ASC 320 Investments – Debt and Equity Securities. This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt and equity securities. This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted. As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from retained earnings to the beginning balance of accumulated other comprehensive income (AOCI). The Company adopted this guidance as of January 1, 2009. The adoption resulted in a cumulative-effect adjustment of $3,365, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

In April 2008, the FASB issued guidance under FASB ASC 350-30, General Intangibles other than Goodwill. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. ASC 350-30 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2008. The amended factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under this guidance are to be applied prospectively to intangible assets acquired after the effective date. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations. The Company will apply this guidance prospectively to intangible assets acquired after January 1, 2009.

In March 2008, the FASB issued guidance under FASB ASC 815, Derivatives and Hedging. This guidance amends and expands the disclosure requirements of previous guidance, with the intent to provide users of financial statements with an enhanced understanding of how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for under ASC 815, and how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. This guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about derivative instrument fair values and related gains and losses, and disclosures about credit-risk-related contingent features in derivative agreements. This guidance is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company adopted this guidance effective December 31, 2008. The provisions of ASC 815 were applied as required by the Company on the adoption date. See note 7 for the required disclosures.

In December 2007, the FASB issued guidance under FASB ASC 805, Business Combinations. The objective of this guidance is to improve the relevance, representational faithfulness, and comparability of the information a reporting entity provides in its financial reports about a business

27

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
combination and its effects. Accordingly, this guidance establishes principles and requirements for how the acquirer recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any non-controlling interest in the acquiree; recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. This guidance applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in the previous FASB guidance that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. This guidance defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date the acquirer achieves control. This guidance is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Earlier application is prohibited. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations. The Company will apply this guidance prospectively to any business combination on or after January 1, 2009.

In December 2007, the FASB issued guidance under FASB ASC 810, Consolidation. The objective of this guidance is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the non-controlling interest in a subsidiary and for the deconsolidation of a subsidiary. This guidance also amends certain consolidation procedures prescribed by previous guidance, for consistency with the requirements of earlier preceding guidance. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. The Company adopted this guidance effective January 1, 2009. The required presentation of non-controlling interests is reflected in the consolidated financial statements. As a result of the adoption of this guidance, the Company reclassified $3,918, $4,659 and $10,760 from other liabilities to equity as of December 31, 2008, 2007 and 2006, respectively, representing the non-controlling interest of Suffolk and NSLAC. See note 1 for further discussion on the minority interest in Suffolk and NSLAC. The accounting requirements of this guidance will be applied to any transactions involving non-controlling interests on or after January 1, 2009.

In February 2007, the FASB issued guidance under FASB ASC 825, Financial Instruments. This guidance permits an entity to measure certain financial assets and liabilities at fair value. The objective of this guidance is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. This guidance is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. This guidance also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. This guidance does

28

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, this guidance does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards. This guidance is effective for the fiscal year beginning after November 15, 2007. The Company did not apply this guidance to any existing financial assets or liabilities as of January 1, 2008 other than those already prescribed, such as securities available for sale, securities identified in trading portfolios and certain derivatives and hedging activity that the Company participates in. Consequently, the initial adoption of this guidance did not have any impact on the Company’s results of operations or financial position. The Company will assess prospectively the impact this guidance has for new financial assets and liabilities.

In September 2006, the FASB issued guidance under FASB ASC 715-20, Compensation – Defined Benefit Plans. This guidance requires an employer to: (a) recognize an asset for the funded status, measured as the difference between the fair value of plan assets and the benefit obligation, of defined benefit postretirement plans that are over funded and a liability for plans that are under funded, measured as of the employer’s fiscal year end; and (b) recognize changes in the funded status of defined benefit postretirement plans, other than for the net periodic benefit cost included in net income, in accumulated other comprehensive income. This guidance for pension plans further requires that the funded status be based on the projected benefit obligation. The provisions of previous guidance in measuring plan assets and benefit obligations and in determining the amount of net periodic benefit cost continue to apply upon initial and subsequent application of this guidance. This guidance was adopted as of December 31, 2007 and resulted in a reduction in the balance of the accumulated other comprehensive income component of equity of $1,860, net of tax of $1,001 at December 31, 2007.
(3)	Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. GAAP, which differs from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLIC, ONLAC, NSLAC and MONT, filed with their respective insurance departments, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority in their respective states of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not prescribed. The 2009 statutory results are unaudited as of the date of this report.

ONLIC does not have any permitted statutory accounting practices as of December 31, 2009.

ONLIC received approval from the Ohio Insurance Department regarding the use of two permitted practices in its statutory financial statements as of December 31, 2008. The first permitted practice relates to the statutory accounting for deferred income taxes. Specifically, this permitted practice modifies the accounting for deferred income taxes prescribed by the NAIC by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15%

29

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
of adjusted statutory capital and surplus. The benefits of this permitted practice may not be considered by the Company when determining surplus available for dividends. The second permitted practice relates to the statutory reserving requirements for variable annuities with guaranteed living benefit riders. Specifically, this permitted practice allows the Company to calculate its reserves for variable annuities that provide guaranteed living benefits using the asset adequacy analysis requirements from the NAIC Actuarial Guideline 34 (AG34) instead of the method prescribed by the NAIC in Actuarial Guideline 39 (AG39). These permitted practices resulted in an increase to the Company’s statutory surplus of $32.3 million as of December 31, 2008. The effects of these permitted practices are included in the 2008 statutory amounts shown below.

The Company’s Ohio domiciled life insurance subsidiary ONLAC does not have any permitted statutory accounting practices as of December 31, 2009.

ONLIC received approval from the Ohio Insurance Department regarding the use of one permitted practice in the statutory financial statements of ONLAC, as of December 31, 2008. This permitted practice relates to the statutory accounting for deferred income taxes. Specifically, this permitted practice modifies the accounting for deferred income taxes prescribed by the NAIC by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. The benefits of this permitted practice may not be considered by the Company when determining surplus available for dividends. This permitted practice resulted in an increase to the ONLAC’s statutory surplus of $27.9 million as of December 31, 2008. The effect of this permitted practice is included in the 2008 statutory amounts shown below.

The Company has received approval from the Vermont Insurance Department regarding the use of a permitted practice in the statutory financial statements of its Vermont-domiciled captive life insurance subsidiary MONT, as of December 19, 2008. The Company was given approval by the Vermont Commissioner of Insurance to recognize as an admitted asset a letter of credit used to fund the Company’s reinsurance obligations to the ceding companies. Under NAIC statutory accounting principles, the letter of credit would not be treated as an admitted asset. There is no difference in net loss between NAIC statutory accounting practices and practices permitted by the Vermont Department. MONT is continuing to use this statutory permitted practice as of December 31, 2009.

NSLAC has no permitted statutory accounting practices.

The combined statutory basis net income (loss) of ONLIC, ONLAC, NSLAC and MONT after intercompany eliminations, was $36,260, $(232,940) and $43,379 for the years ended December 31, 2009, 2008 and 2007, respectively. The combined statutory basis capital and surplus of ONLIC, ONLAC, NSLAC and MONT after intercompany eliminations was $816,716 and $757,192, as of December 31, 2009 and 2008, respectively. The primary reasons for the differences between equity and net income (loss) on a GAAP basis versus capital and surplus and net income (loss) on a statutory basis are that, for GAAP reporting purposes: (1) the costs related to acquiring business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to income in the year incurred; (2) future policy benefit reserves are based on anticipated Company experience for lapses,

30

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals; (3) investments in fixed maturity available-for-sale securities are carried at fair value rather than amortized cost; (4) the asset valuation reserve and interest maintenance reserve are not recorded; (5) Separate Account seed money is classified as a trading security recorded at fair value as opposed to a component of Separate Account assets; (6) the fixed maturity securities that are related to NSLAC’s funds withheld reinsurance arrangement are classified as trading securities recorded at fair value as opposed to amortized cost; (7) changes in deferred taxes are recognized in operations; (8) the costs of providing defined pension benefits include nonvested participants; (9) the costs of providing postretirement benefits include nonvested participants; (10) there is a presentation of other comprehensive income and comprehensive income; (11) consolidation for GAAP is based on whether the Company has voting control, or for certain variable interest entities, has the majority of the entity’s expected losses and/or expected residual returns while for statutory, consolidation is not applicable; and (12) surplus notes are presented as part of notes payable within liabilities and are not presented as a component of capital and surplus.

31

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
(4)	Comprehensive Income

Comprehensive income includes net income as well as certain items that are reported directly within the separate components of stockholder’s equity that are not recorded in net income (other comprehensive income (loss)). The related before and after income tax amounts of other comprehensive income (loss) for the years ended December 31 were as follows:

	2009	2008	2007
Foreign currency translation adjustment	$28	15	629
Pension liability adjustment, net of tax	2,791	(10,196)	156
Unrealized gains (losses) on securities available-for-sale arising during the period:
Net of adjustment to deferred policy acquisition costs and future policy benefits and claims	337,078	(437,380)	(51,834)
Related income tax (expense) benefit	(117,949)	153,216	18,165

	221,948	(294,345)	(32,884)

Less:
Reclassification adjustment for:
Net (losses) gains on securities available-for-sale realized during the period:
Gross	(50,923)	(5,322)	4,752
Related income tax benefit (expense)	17,823	1,863	(1,663)

	(33,100)	(3,459)	3,089

Other comprehensive income (loss)	$255,048	(290,886)	(35,973)

(5)	Fair Value Measurements

ASC 820 – Transition

As described in note 2(p), the Company adopted ASC 820 effective January 1, 2008. The Company applied the provisions of ASC 820 prospectively to financial instruments that are recorded at fair value, including its GMIB reinsurance contract that is accounted for as a freestanding derivative and embedded derivatives on variable annuities with GMAB and GMWB riders. Prior to January 1, 2008, the Company used the guidance prescribed in ASC 815 and other related literature on fair value which represented the amount for which a financial instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties.

32

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value on the consolidated balance sheet as follows:
•	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date. The types of assets and liabilities utilizing Level 1 valuations include money market funds and bank deposits, and exchange derivatives.

•	Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. Government agency securities, municipal bonds, certain mortgage-backed securities (MBSs), certain corporate debt, certain private placements, certain equity securities, certain foreign government debt securities, and certain derivatives.

•	Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Generally, the types of assets and liabilities utilizing Level 3 valuations are certain mortgage-backed securities, certain corporate debt, and certain derivatives, including embedded derivatives associated with living benefit contracts.

33

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$—	83,655		83,655
Obligations of states and political subdivisions	—	63,698	—	63,698
Debt securities issued by foreign governments	—	4,543	—	4,543
Corporate securities	—	3,684,790	21,285	3,706,075
Mortgage-backed securities	—	1,507,702	67,967	1,575,669
Equity securities	—	30,102	—	30,102

Trading securities:
Fixed maturity corporate securities	—	13,403	—	13,403
Equity securities	—	6,320	—	6,320
Other long-term investments:
Derivative instruments	1,051	10,316	—	11,367
Short-term investments	—	594,793	—	594,793

Other assets:
Cash	30,484	150,394	—	180,878
Reinsurance recoverable:
GMIB reinsurance derivative	—	—	135,051	135,051
Assets held in separate accounts	—	9,490,858	—	9,490,858

Total assets	$31,535	15,640,574	224,303	15,896,412

Liabilities:
GMAB/GMWB embedded derivatives	$—	—	6,640	6,640
Derivative instruments	3,329	—	—	3,329
GMIB reinsurance derivative	—	—	32,479	32,479

Total liabilities	$3,329	—	39,119	42,448

34

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total

Assets

Investments

Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$—	95,452	—	95,452
Federal agency issued securities	—	133,302	—	133,302
Obligations of states and political subdivisions	—	37,192	—	37,192
Debt securities issued by foreign governments	—	4,781	—	4,781
Corporate securities	—	3,274,544	6,764	3,281,308
Mortgage-backed securities	—	1,168,210	64,817	1,233,027
Equity securities	—	28,903	—	28,903
Trading securities:
Fixed maturity corporate securities	—	2,850	—	2,850
Equity securities	—	4,972	—	4,972
Other long-term investments:
Derivative instruments	—	14,334	—	14,334
Short-term investments	—	264,554	—	264,554

Other assets
Cash	(56,596)	322,998	—	266,402
Reinsurance recoverable:
GMIB reinsurance derivative	—	—	272,314	272,314
Assets held in Separate Accounts	—	5,672,490	—	5,672,490

Total Assets	$(56,596)	11,024,582	343,895	11,311,881

Liabilities
GMAB/GMWB embedded derivatives	$—	—	15,334	15,334

Total liabilities	$—	—	15,334	15,334

35

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
Determination of fair values

The valuation methodologies used to determine the fair values of assets and liabilities under the “exit price” notion of FASB ASC 820, Fair Value Measurements and Disclosures, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

Cash

Cash is considered Level 1 as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. The Company holds investments in repurchase agreements that are considered to be cash equivalents as defined in note 2(j). The Company classifies the fair values of investments held in repurchase agreements as Level 2 since the value is based on market observable data.

Short-Term Investments

Short-term investments include fixed maturity securities that mature in less than one year. The majority of short-term investments are valued in the same manner as the fixed maturity securities noted below.

Fixed Maturity and Equity Securities

As discussed in note 2(a), fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on reported trades for identical or similar securities. If there are no recent reported trades, the third party pricing services may use matrix or model processes to develop a security price where future cash flow expectations are developed based on collateral performance and discounted at an estimated market rate. Included in the pricing of asset-backed securities, collateralized mortgage obligations, and mortgage-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these fair values have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these fair values within Level 2. In some instances the independent pricing service will price securities using independent broker quotations which utilize inputs that may be difficult to corroborate with observable market data and may be Nonbinding quotes. The Company has classified these fair values within Level 3.

As discussed in note 2(a), fixed maturity securities not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important

36

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield is then used to estimate the fair value of the particular fixed maturity security. Since the inputs used for the internal pricing matrix are observable market data, the Company has classified these fair values within Level 2.

Derivative Instruments

As discussed in note 7, the Company currently enters into equity futures, currency futures and equity put options to economically hedge liabilities embedded in certain variable annuity products. The equity put options are valued using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. The Company has classified these fair values as Level 2.

GMIB Reinsurance and GMAB and GMWB Embedded Derivatives

The fair value for the GMIB reinsurance derivative is estimated using the present value of future claims minus the present value of future premiums using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable risk free rates. The valuation of this reinsurance derivative now includes an adjustment for the counterparty’s nonperformance risk and risk margins for noncapital market inputs. The counterparty’s credit adjustment is determined taking into consideration publicly available information relating to the counterparty’s debt and claims paying ability. Risk margins are established to capture the noncapital market risk of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, mortality, and lapses. The establishment of risk margins requires the use of significant management judgment. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the counterparty’s credit standing; and variations in actuarial assumptions regarding policyholder behavior and risk margins related to noncapital market inputs may result in significant fluctuations in the estimated fair value of the riders that could materially affect net income.

The Company also issues certain variable annuity products with guaranteed minimum benefit riders. GMAB and GMWB riders are embedded derivatives which are measured at estimated fair value separately from the host variable annuity contract. For GMAB and GMWB embedded derivatives, the same valuation methodology is applied per above except the fair value for these riders is estimated using the Company’s nonperformance risk in the credit adjustment to the present value of the future cash flows.

The fair value of these derivatives are modeled using significant unobservable policyholder behavior inputs, such as lapses, fund selection, resets and withdrawal utilization, and risk margins. As a result, the GMIB reinsurance, and GMAB and GMWB embedded derivatives are categorized as Level 3.

37

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
Separate Account Assets

Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The underlying securities are mutual funds that are fair valued using the reported net asset value. The Company classifies the separate account assets valuation as Level 2 since the net asset value is calculated using market observable data and the mutual funds are restricted to variable annuity policyholders.

Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The table below summarizes the reconciliation of the beginning and ending balances and related changes for fair value measurements for which significant unobservable inputs were used in determining each instrument’s fair value for the year ended December 31, 2009:

							Change in
				Activity			unrealized
				during			gains/(losses)
				the period			in earnings
		Net investment gain/(loss)		(Purchases			attributable
		In earnings		issuances,	Transfers		to assets still
	Beginning	(realized and	Unrealized	sales and	in/(out) of	Ending	held at the
	balance	unrealized)[1]	in OCI[2]	settlements)	level 3	balance	reporting date
Assets:
Investments:
Securities available for sale:
Fixed maturity securities Corporate securities	$6,764	24	4,001	(2,027)	12,522	21,285	24
Mortgage-backed securities	64,817	(5,851)	11,252	(7,969)	5,718	67,967	(5,665)

Total investments	71,581	(5,827)	15,253	(9,995)	18,240	89,252	(5,641)

Other assets:
GMIB reinsurance	267,712	(132,661)	—	—	—	135,051	(132,661)

Total assets	$339,293	(138,488)	15,253	(9,995)	18,240	224,303	(138,302)

Liabilities:
GMAB/GMWB embedded derivative	$15,334	8,694	—	—	—	6,640	8,694
GMIB reinsurance	(4,602)	(37,081)	—	—	—	32,479	(37,081)

Total liabilities	$10,732	(28,387)	—	—	—	39,119	(28,387)

1	Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts, and derivative settlement activity.

2	Unrealized investment gains and losses recorded in other comprehensive income include changes in market value of certain instruments.

38

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
The table below summarizes the reconciliation of the beginning and ending balances and related changes for fair value measurements for which significant unobservable inputs were used in determining each instrument’s fair value for the year ended December 31, 2008:

							Change in
				Activity			unrealized
				during			gains/(losses)
				the period			in earnings
		Net investment gain/(loss)		(Purchases			attributable
		In earnings		issuances,	Transfers		to assets still
	Beginning	(realized and	Unrealized	sales and	in/(out) of	Ending	held at the
	balance	unrealized)[1]	in OCI[2]	settlements)	level 3	balance	reporting date
Assets:
Investments:
Securities available for sale:
Fixed maturity securities Corporate securities	$30,176	(5,279)	(6,838)	(3,429)	(7,866)	6,764	(5,279)
Mortgage-backed securities	104,350	(9,979)	(12,142)	(11,194)	(6,218)	64,817	(8,883)

Total investments	134,526	(15,258)	(18,980)	(14,623)	(14,084)	71,581	(14,162)

Other assets:
GMIB reinsurance	4,553	282,153	—	(14,392)	—	272,314	282,153

Total assets	$139,079	266,895	(18,980)	(29,015)	(14,084)	343,895	267,991

Liabilities:
GMAB/GMWB embedded derivative	$2,001	(13,333)	—	—	—	15,334	(13,333)

Total liabilities	$2,001	(13,333)	—	—	—	15,334	(13,333)

1	Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts, and derivative settlement activity.

2	Unrealized investment gains and losses recorded in other comprehensive income include changes in market value of certain instruments.
Level 3 Asset Transfers

The Company will review its fair value hierarchy classifications annually. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities. As a result, a net of $18,240 was transferred into level 3 at December 31, 2009 and a net of $14,084 was transferred out of level 3 at December 31, 2008.

Fair Value Measurement on a Nonrecurring Basis

In 2009, the Company impaired two fixed maturity held-to-maturity securities and one mortgage loan on real estate. The valuation techniques involved significant unobservable market inputs such as internal liquidation analysis and models. In 2008, there were no items measured at fair value on a nonrecurring basis.

39

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)

					Total
	December 31, 2009				realized
	Level 1	Level 2	Level 3	Total	losses
Assets
Investments
Fixed maturity held-to-maturity securities at amortized cost	$ —	—	2,825	2,825	(2,675)
Mortgage loans on real estate, net	—	—	1,700	1,700	631

Total assets	$ —	—	4,525	4,525	(2,044)

Financial Instruments Not Carried at Fair Value

FASB ASC 825, Financial Instruments, requires additional disclosure of the fair value information about existing on- and off-balance sheet financial instruments. ASC 825 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. The Company’s assets and liabilities subject to ASC 825 disclosure that have not been presented at fair value in the ASC 820 tables above are presented in the table below as follows:

	As of December 31, 2009		As of December 31, 2008
	Carrying	Estimated	Carrying	Estimated
	value	fair value	value	fair value
Assets:
Fixed maturity held-to-maturity securities	$718,483	758,457	735,134	686,984
Mortgage loans on real estate	1,265,962	1,300,894	1,359,015	1,380,013
Policy loans	299,529	337,078	266,630	317,211

Liabilities
Investment contracts	$4,171,129	4,382,231	4,112,013	4,151,009
Policyholders’ dividend accumulations and other policyholder funds	89,871	89,871	63,491	63,491
Notes payable	105,394	104,804	105,358	92,601

40

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
In estimating the fair value for financial instruments, the Company used the following methods and assumptions:

Fixed maturity held-to-maturity securities – The fair value for fixed maturity held-to-maturity securities is generally determined from quoted market prices traded in the public marketplace. For fixed maturity held-to-maturity securities not actively traded, or in the case of private placements, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and duration of investments.

Mortgage Loans on Real Estate — The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Policy loans – The fair value for policy loans were estimated using discounted cash flow calculations.

Investment contracts – The fair value for the Company’s liabilities under investment type contracts is estimated using one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Cash flows are discounted at a rate that reflects the nonperformance risk of the Company.

Policyholders’ dividend accumulations and other policyholder funds – The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

Notes Payable — The fair value for notes payable was determined by discounting the scheduled cash flows of the notes using a market rate applicable to the yield, credit quality and maturity of similar debt instruments.

41

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
(6)	Investments

Analyses of investment income and realized gains (losses) by investment type follows for the years ended December 31:

	Investment income
	2009	2008	2007
Gross investment income:
Securities available-for-sale:
Fixed maturity securities	$349,408	362,950	374,981
Equity securities	1,284	1,116	1,265
Fixed maturity trading securities	381	169	215
Fixed maturity held-to-maturity securities	52,586	50,167	46,341
Mortgage loans on real estate	87,516	93,890	95,057
Real estate	476	583	658
Policy loans	17,200	15,814	14,018
Short-term investments	3,507	4,600	2,753
Other long-term investments	(748)	(47)	3,621

Total gross investment income	511,610	529,242	538,909

Interest expense	(8,384)	(8,384)	(8,261)
Other investment expenses	(10,827)	(6,250)	(5,819)

Net investment income	$492,399	514,608	524,829

42

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)

	Realized gains (losses) on investments
	2009	2008	2007
Securities available-for-sale:
Fixed maturity securities	$(38,020)	(121,463)	(4,438)
Equity securities	(789)	(692)	296
Fixed maturity held-to-maturity securities	(6,024)	(8,695)	(51)
Mortgage loans on real estate	(766)	—	—
Derivative instruments	(39,075)	—	—
Real estate	(121)	(353)	(77)

Total realized losses on investments	(84,795)	(131,203)	(4,270)

Change in valuation allowances for mortgage loans on real estate	(298)	(320)	(169)

Net realized losses on investments	$(85,093)	(131,523)	(4,439)

Realized losses on investments, as shown in the table above, include write-downs for OTI of $39,284, $144,938 and $9,142 for the years ended December 31, 2009, 2008 and 2007, respectively. As of December 31, 2009, fixed maturity securities with a carrying value of $135,955, which had a cumulative write-down of $74,533 due to OTI, remained in the Company’s investment portfolio.

The following table summarizes other-than-temporary impairments by asset type for the year ended December 31, 2009:

	OTI	OCI	Earnings
Fixed maturity securities:
Corporate securities	$30,752	826	29,926
Mortgage-backed securities	55,518	46,160	9,358

Total other-than-temporary impairment losses	$86,270	46,986	39,284

The following table summarizes total other-than-temporary impairments by asset type for the years ended December 31:

43

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)

	2008	2007
Fixed maturity securities:
Corporate securities	$134,588	5,280
Mortgage-backed securities	10,350	3,862

Total other-than-temporary impairment losses	$144,938	9,142

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the other-than-temporary impairment losses on fixed maturity securities held as of December 31, 2009 that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the non-credit portion of the loss is included in other comprehensive income:

Cumulative credit loss as of January 1, 2009	$142,682
New credit losses	16,567
Incremental credit losses on securities included in the fiscal year 2009 beginning balance	11,974

Subtotal	171,223

Less:
Losses related to securities included in the fiscal year 2009 beginning balance sold or paid down during the period	96,690

Cumulative credit loss as of December 31, 2009	$74,533

Amortized cost and estimated fair value of fixed maturity available-for-sale, trading, and held-to-maturity securities and equity available for sale and trading securities were as follows:

44

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)

	December 31, 2009
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
	cost	gains	losses	fair value
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$79,324	4,373	(42)	83,655
Obligations of states and political subdivisions	64,378	1,482	(2,162)	63,698
Debt securities issued by foreign governments	4,074	469	—	4,543
Corporate securities	3,644,426	170,492	(108,843)	3,706,075
Mortgage-backed securities	1,687,527	43,215	(155,073)	1,575,669

Total fixed maturity securities	$5,479,729	220,031	(266,120)	5,433,640

Equity securities	$26,353	3,834	(85)	30,102

Trading securities:
Fixed maturity Securities:
Obligations of states and political subdivisions	$302	6	—	308
Corporate securities	10,925	506	(47)	11,384
Mortgage-backed securities	1,705	8	(2)	1,711

Total fixed maturity securities	$12,932	520	(49)	13,403

Equity securities	$7,293	—	(973)	6,320

Fixed maturity held-to-maturity securities:
Obligations of states and political subdivisions	$2,090	280	—	2,370
Debt securities issued by foreign governments	1,000	—	—	1,000
Corporate securities	715,293	43,580	(3,886)	754,987
Mortgage-backed securities	100	—	—	100

Total held-to-maturity	$718,483	43,860	(3,886)	758,457

45

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)

	December 31, 2008
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
	cost	gains	losses	fair value
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$89,652	6,265	(465)	95,452
Federal agency issued securities[1]	132,760	542	—	133,302
Obligations of states and political subdivisions	36,854	1,477	(1,139)	37,192
Debt securities issued by foreign governments	4,328	570	(117)	4,781
Corporate securities	3,755,454	90,002	(564,148)	3,281,308
Mortgage-backed securities	1,415,332	33,468	(215,773)	1,233,027

Total fixed maturity securities	$5,434,380	132,324	(781,642)	4,785,062

Equity securities	$25,985	2,927	(9)	28,903

Trading securities:
Fixed maturity corporate securities	$3,058	72	(280)	2,850

Equity securities	$7,736	—	(2,764)	4,972

Fixed maturity held-to-maturity securities:
Obligations of states and political subdivisions	$2,150	—	(106)	2,044
Debt securities issued by foreign governments	1,000	—	—	1,000
Corporate securities	731,470	8,673	(56,681)	683,462
Mortgage-backed securities	514	3	(39)	478

Total held-to-maturity	$735,134	8,676	(56,826)	686,984

[1]	Federal agency issued securities are not backed by the full faith and credit of the U.S. Government.

46

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
The components of unrealized losses on securities available-for-sale, net, were as follows as of December 31:

	2009	2008
Net unrealized losses, before adjustments and taxes	$(42,340)	(646,400)
Less:
Unrealized gains (losses) related to Closed Block	2,910	(35,936)
Adjustment to future policy benefits and claims	418	—
Adjustment to deferred policy acquisition costs	(17,793)	(199,120)
Deferred federal income taxes	(9,277)	(143,238)

Net unrealized losses	$(18,598)	(268,106)

An analysis of the change in net unrealized gains (losses), before adjustments and taxes, on securities available-for-sale is as follows for the years ended December 31:

	2009	2008	2007
Securities available-for-sale:
Fixed maturity securities	$603,229	(679,064)	(90,164)
Equity securities	831	(48)	(510)

Change in net unrealized gains (losses)	$604,060	(679,112)	(90,674)

The following table summarizes the Company’s accumulated other comprehensive losses recognized on fixed maturity securities which have credit losses in earnings, before federal income taxes, for the year ended December 31:

2009
Cummulative effect of change in accounting principle	$5,177
2009 OTI losses recognized in other comprehensive income	46,986

Total	$52,163

The Company’s practice is to disclose in the table above the non-credit portion of the other-than-temporary impairment losses recognized in accumulated other comprehensive income.

The amortized cost and estimated fair value of fixed maturity securities available-for-sale, trading and held-to-maturity as of December 31, 2009, by contractual maturity, are shown below. Expected maturities

47

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2009.

	Fixed maturity securities
	Available-for-sale		Trading		Held-to-maturity
	Amortized	Estimated	Amortized	Estimated	Amortized	Estimated
	cost	fair value	cost	fair value	cost	fair value
Due in one year or less	$239,558	242,014	7,023	7,265	30,666	31,141
Due after one year through five years	1,465,257	1,480,466	5,427	5,639	237,197	250,695
Due after five years through ten years	1,957,769	1,926,183	482	499	328,007	339,591
Due after ten years	1,817,145	1,784,977	—	—	122,613	137,030

Total	$5,479,729	5,433,640	12,932	13,403	718,483	758,457

The following tables present the estimated fair value and gross unrealized loss of the Company’s fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

	December 31, 2009
	Less than 12 months		12 months or longer		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
	fair value	losses	fair value	losses	fair value	losses
U.S. Treasury securities and obligations of U.S. government	$9,555	(42)	—	—	9,555	(42)
Obligations of states and political subdivisions	23,682	(514)	13,254	(1,648)	36,936	(2,162)
Corporate securities	455,674	(11,917)	901,162	(100,859)	1,356,836	(112,776)
Mortgage-backed securities	258,300	(8,715)	526,885	(146,360)	785,185	(155,075)

Total fixed maturity securities	747,211	(21,188)	1,441,301	(248,867)	2,188,512	(270,055)

Equity securities	222	(81)	15	(4)	237	(85)

Total	$747,433	(21,269)	1,441,316	(248,871)	2,188,749	(270,140)

48

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)

	December 31, 2008
	Less than 12 months		12 months or longer		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
	fair value	losses	fair value	losses	fair value	losses
U.S. Treasury securities and obligations of U.S. government	$14,545	(465)	—	—	14,545	(465)
Obligations of states and political subdivisions	19,530	(1,245)	—	—	19,530	(1,245)
Debt securities issued by foreign governments	1,128	(117)	—	—	1,128	(117)
Corporate securities	1,790,624	(282,262)	988,025	(338,847)	2,778,649	(621,109)
Mortgage-backed securities	225,823	(51,563)	404,476	(164,249)	630,299	(215,812)

Total fixed maturity securities	2,051,650	(335,652)	1,392,501	(503,096)	3,444,151	(838,748)

Equity securities	2	(2)	6	(7)	8	(9)

Total	$2,051,652	(335,654)	1,392,507	(503,103)	3,444,159	(838,757)

In accordance with the Company’s Valuation of Investments, Related Gains and Losses, and Investment Income policy described in note 2(a), the Company regularly reviews its investment holdings for other-than-temporary impairments. The Company has concluded securities in an unrealized loss position as of December, 31 2009 and 2008 were not other-than-temporarily impaired due to the Company’s ability and intent to hold the investments for a reasonable period of time sufficient for recovery of fair value or amortized cost. Accordingly no write-downs were deemed necessary for the securities reflected in the tables above.

The tables below summarize the fixed maturity and equity securities with unrealized losses as of December 31:

	2009
	Amortized	Fair	Unrealized
Fair value to amortized cost ratio	cost	value	losses
90%-99%	$1,572,919	1,514,535	(58,384)
80%-89%	386,322	328,738	(57,584)
Below 80%	499,648	345,476	(154,172)

Total	$2,458,889	2,188,749	(270,140)

49

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)

	2008
	Amortized	Fair	Unrealized
Fair value to amortized cost ratio	cost	value	losses
90%-99%	$1,428,854	1,348,876	(79,978)
80%-89%	1,129,510	963,338	(166,172)
Below 80%	1,724,552	1,131,945	(592,607)

Total	$4,282,916	3,444,159	(838,757)

For fixed maturity and equity securities, the following table summarizes the Company’s unrealized losses based on the length of time the securities have been in an unrealized loss position as of December 31:

	2009				2008
				%				%
		Fair	Unrealized	Investment		Fair	Unrealized	Investment
	# of Issues	Value	Losses	Grade [1]	# of Issues	Value	Losses	Grade [1]
Less than 12 months	308	$747,432	$(21,271)	92.9	525	$2,051,652	$(335,654)	89.0
12 months or longer	436	1,441,317	(248,869)	69.7	335	1,392,507	(503,103)	80.3

Total	744	$2,188,749	$(270,140)		860	$3,444,159	$(838,757)

[1]	rated AAA through BBB-
The following table summarizes fixed maturity and equity securities with a fair value to amortized cost ratio less than 80% for six consecutive months or longer. These securities are considered potentially distressed and are subject to rigorous ongoing review as of December 31:

	2009			2008
		Fair	Unrealized		Fair	Unrealized
	# of Issues	Value	Losses	# of Issues	Value	Losses
Less than 6 consecutive months	55	$84,340	$(26,794)	235	$930,786	$(463,684)
6 consecutive months or longer	117	261,136	(127,378)	60	201,159	(128,923)

Total	172	$345,476	$(154,172)	295	$1,131,945	$(592,607)

Proceeds from the sale and maturity of securities available-for-sale (excluding calls) during 2009, 2008 and 2007 were $536,652, $458,074 and $479,720, respectively. Gross gains of $14,192 ($22,059 in 2008 and $4,412 in 2007) and gross losses of $19,997 ($9,786 in 2008 and $210 in 2007) were realized on those sales.

The Company may sell securities classified as held-to-maturity if the Company becomes aware of evidence of significant deterioration in an issuer’s creditworthiness and/or a significant increase in the risk weights of debt securities for regulatory risk-based capital purposes. There were no sales of held-to-maturity securities in 2009, 2008 and 2007.

50

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
Investments with a fair value of $14,131 and $18,009 as of December 31, 2009 and 2008, respectively, were on deposit with various regulatory agencies as required by law.

Real estate is presented at cost less accumulated depreciation of $72 in 2009 and 2008 with no valuation allowance recorded in 2009 and 2008. The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. There were zero and two foreclosures of mortgage loans in 2009 and 2008, respectively.

At December 31, 2009 and 2008, the Company had mortgage loans totaling $0 and $7,618, respectively, which were in the process of foreclosure. Mortgage loan write downs were $766, $0 and $0, during 2009, 2008 and 2007, respectively.

At its discretion the Company participates in an indemnified securities lending program administered by an unaffiliated agent in which certain portfolio holdings are loaned to third parties. The borrower must deliver to the Company’s agent collateral having a market value at least equal to 102% of the market value of the securities loaned. The collateral received by the Company’s agent from the borrower to secure loans on behalf of the Company must be in the form of cash, securities issued or guaranteed by the U.S. government or its agencies, or bank letter of credit or equivalent obligation as may be pre-approved by the Company. The loaned securities’ market value is monitored on a daily basis with additional collateral obtained as necessary. The Company did not participate in securities lending as of December 31, 2009 and 2008.
(7)	Derivative Financial Instruments

The Company enters into derivative contracts to economically hedge guarantees on riders for certain insurance contracts. Although these contracts do not qualify for hedge accounting or have not been designated in hedging relationships by the Company pursuant to FASB ASC 815, Derivatives and Hedging, they provide the Company with an economic hedge, which is used as part of its overall risk management strategy (see note 2(b)). The Company currently enters into equity futures, currency futures, and equity put options to economically hedge liabilities embedded in certain variable annuity products such as the GMAB and GMWB.

The Company has entered into reinsurance arrangements with a nonaffiliated reinsurer and Sycamore Re (see note 17) to offset a portion of its risk exposure to the GMIB rider in certain variable annuity contracts (see note 1). These reinsurance contracts are accounted for as freestanding derivatives.

Embedded Derivatives

The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include variable annuities with GMAB and GMWB riders (see notes 1 and 2(f)).

51

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
The following tables present a summary of the fair value of derivatives held by the Company along with the amounts recognized in the statement of income.

	Asset derivatives
	Balance sheet	2009	2008
As of December 31	location	Fair value	Fair value
Derivatives not designated as hedging instruments under ASC 815:
Currency futures	Other long-term investments	$1,051	—
Equity put options [1]	Other long-term investments	10,316	14,334
GMIB reinsurance contracts	Reinsurance recoverable	135,051	272,314

Total derivatives not designated instruments under ASC 815		$146,418	286,648

	Liability derivatives
	Balance sheet	2009	2008
As of December 31	location	Fair value	Fair value
Derivatives not designated as hedging instruments under ASC 815:
Equity futures	Other liabilities	$3,329	—
GMIB reinsurance contracts	Future policy benefits and claims	32,479	—
GMAB and GMWB embedded derivatives	Future policy benefits and claims	6,640	15,334

Total derivatives not designated instruments under ASC 815		$42,448	15,334

[1]	Equity put options transferred to the Company from ONFS as a non-cash capital contribution on December 31, 2008.

52

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
The effect of derivative instruments on the Statement of Income for the years ended December 31

		Amount of gain (loss)
Derivatives not designated as hedging	Location of gain (loss) recognized in income	recognized in
intruments under ASC 815	on derivatives	income on derivatives
		2009	2008
Currency futures	Net realized gains (losses): derivative instruments	$(945)	—
Equity futures	Net realized gains (losses): derivative instruments	(31,849)	—
Equity put options [1]	Net realized gains (losses): derivative instruments	(6,281)	—
GMIB reinsurance contracts	Benefits and claims	(169,743)	282,153
GMAB and GMWB embedded derivatives	Benefits and claims	8,694	(13,333)

Total		$(200,124)	268,820

[1]Equity put options transferred to the Company from ONFS as a non-cash capital contribution on December 31, 2008.
Credit Risk

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company’s derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting period date.

The Company manages its credit risk related to over-the-counter derivatives by only entering into transactions with creditworthy counterparties with long-standing, superior performance records. The Company manages its credit risk related to the freestanding reinsurance derivative by monitoring the credit ratings of the reinsurers (Sycamore Re and a nonaffiliated reinsurer) and requiring either a certain level of assets to be held in a trust for the benefit of the Company or a letter of credit to be held by the reinsurers and assigned to the Company. As of December 31, 2009, a nonaffiliated reinsurer and Sycamore Re held assets with a market value of $191,998 and $0, respectively in trust and a letter of credit of $55,000 and $36,750, respectively. As of December 31, 2008, a nonaffiliated reinsurer and Sycamore RE held assets with a market value of $46,216 and $4,629 in a trust and a letter of credit of $48,519 and $0, respectively. See note 5 for a description of the impact of credit risk on the valuation of freestanding reinsurance derivatives.
(8)	Future Policy Benefits and Claims

The liability for future policy benefits for universal life policies and investment contracts (approximately 80% of the total liability for future policy benefits as of December 31, 2009 and 2008) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 4.5%, 4.6% and 4.8% for the years ended December 31, 2009, 2008 and 2007, respectively.

53

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
The liability for future policy benefits for traditional life policies has been established based upon the net level premium method using interest rates varying from 2.0% to 8.0%.
(a)	Withdrawals

Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

(b)	Mortality and Morbidity

Mortality and morbidity rates are based on published tables, guaranteed in insurance contracts.
(9)	Notes Payable

On April 1, 2007, ONLIC issued a $6,000, 5.8% surplus note to SML, as payment for the additional shares of NSLAC (refer to note 1). This note matures on April 1, 2027.

On September 28, 2001, ONLIC issued a $50,000, 7.5% surplus note to its parent, ONFS. This note matures on September 28, 2021.

On May 21, 1996, ONLIC issued $50,000, 8.5% surplus notes to unrelated parties, due May 15, 2026.

Total interest expense was $8,384, $8,384 and $8,261 for the years ended December 31, 2009, 2008 and 2007, respectively. Included in total interest expense were amounts paid to ONFS of $3,750 in 2009, 2008 and 2007. Total interest expense is included in investment expenses as a component of net investment income.

The surplus notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Director of the Department. All issuance costs have been capitalized and are being amortized over the terms of the notes.
(10)	Goodwill and Other Intangible Assets

The following table illustrates the carrying value of intangible assets and goodwill as of December 31:

	2009	2008
Unamortized intangible assets, insurance licenses	$195	195
Goodwill	560	560

Total	$755	755

The Company’s only intangible asset is related to insurance licenses acquired with the purchase of NSLAC by SMON in 2002. The value of the intangible is primarily dependent upon the maintenance of the New York license. License fees are paid annually in order to maintain the license in good standing. As this

54

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
license remains in good standing with all regulatory requirements met, no impairment was recognized on this asset.

In 2007, SMON was legally dissolved and its ownership in NSLAC was distributed in proportion to the ownership interest of SMON. As a result of the dissolution, the Company received 5,122 shares of NSLAC and had an ownership interest of 51.22%. Following the dissolution, the Company purchased an additional 29.27% interest in NSLAC from SML in exchange for a $6,000 surplus note. After the additional purchase, the Company’s ownership interest was 80.49%. As part of the purchase price allocation required by ASC 805, Business Combinations; goodwill, insurance licenses, and deferred policy acquisition costs were decreased by $233, $80, and $362, respectively.

Based upon goodwill impairment testing for the years ended December 31, 2009, 2008 and 2007, no impairment was deemed necessary.
(11)	Income Tax

The provision for income taxes is as follows:

	2009	2008	2007
Current expense (benefit)	$58,368	(10,582)	49,784
Deferred (benefit) expense	(54,290)	80,681	15,916

Total income tax expense	$4,078	70,099	65,700

The following table is the reconciliation of the provision for income taxes based on enacted U.S. Federal income tax rates to the total income tax expense provision reported in the consolidated financial statements for the years ended December:

	2009	2008	2007
Pre-tax income times U.S. enacted tax rate	$17,703	73,129	71,259
Tax-preferred investment income	(12,746)	(3,912)	(5,381)
Change in valuation allowance	(1,201)	—	—
Other, net	322	882	(178)

Income taxes	$4,078	70,099	65,700

Effective tax rate	8.1%	33.6%	32.2%
The Internal Revenue Service (IRS) completed the review of the 2003 refund claim and the tax return years 2004 through 2007. The Company is appealing the only issue raised, bad debt deductions, in the report. The Company believes the IRS has not considered all the relevant facts and circumstances and expects the Company’s position to be sustained. Thus no reduction of tax benefits has been recorded pursuant to the

55

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
Company’s ASC 740 analysis. In August, 2007, the IRS issued Revenue Ruling 2007-54 which would have substantially changed accepted industry and IRS interpretations of the statutes governing the computation of the Dividends Received Deduction (DRD) on separate account assets held in connection with variable annuity and life contracts. However, the ruling was suspended by Revenue Ruling 2007-61 which also announced the IRS’s intention to issue regulations with respect to certain computational aspects of the DRD. Although regulations that represent a substantial change in an interpretation of the law are generally given a prospective effective date, prospective application is not guaranteed. As a result, depending on the ultimate timing and substance of any such regulations, which are unknown at this time, such future regulations could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. During 2009, 2008 and 2007 the Company recognized an income tax benefit of $12,935, $3,883 and $5,355, respectively, related to the separate account DRD and is reflected as a component of tax-preferred investment income in the rate reconciliation above.

The Company’s policy for recording interest and penalties associated with audits, claims, and adjustments is to record such amount as a component of income taxes. No interest or additions to tax relating to the IRS review has been recorded.

The tax effects of temporary differences between the financial statement carrying amounts and the tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability relate to the following as of December 31:

56

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)

	2009	2008
Deferred tax assets:
Pension and benefit obligations	$10,971	12,882
Future policy benefits	714,329	656,595
Mortgage loans on real estate	2,661	2,556
Fixed maturity securities available-for-sale	25,112	263,889
Net operating loss carryforwards	897	2,080
Capital loss carryforward	34,433	—
Other	24,167	26,260

Total gross deferred tax assets	812,570	964,262
Valuation allowance on deferred tax assets	—	(1,201)

Net deferred tax assets	812,570	963,061

Deferred tax liabilities:
Deferred policy acquisition costs	339,448	328,843
Fixed assets	1,306	1,665
Reinsurance recoverable	536,605	618,317
Other	36,540	18,813

Total gross deferred tax liabilities	913,899	967,638

Net deferred tax liability	$(101,329)	(4,577)

In accessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future income over the periods in which the deferred tax assets are deductible, and available tax planning strategies, the Company believes it is more likely than not that it will realize the benefits of these deductible differences.

As of December 31, 2009, the Company has life subgroup capital loss carryforwards of $98,288 expiring in 2013 and 2014. All loss carryforwards are expected to be fully utilized before expiring.

For NSLAC, all losses incurred after March 31, 2007, must be carried forward. The Company believes these net operating losses of $2,562 will be utilized before they expire in 2023, and net capital loss of $861 will be utilized by 2013 and 2014. NSLAC’s 2009 taxable income absorbed all of NSLAC’s net operating loss carryforwards of $3,432 incurred through March 31, 2007. Since the pre-affiliation losses were absorbed, the previously established valuation allowance was released. The change in the valuation allowance for period ending December 31, 2009, 2008 and 2007 was $(1,201), $0 and $(51), respectively.

57

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
(12)	Additional Financial Instruments Disclosure
(a)	Financial Instruments with Off-Balance-Sheet Risk

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds, and venture capital partnerships of approximately $5,743 and $10,954 as of December 31, 2009 and 2008, respectively. These commitments involve, in varying degrees, elements of credit and market risk in excess of amounts recognized in the consolidated financial statements. The credit risk of all financial instruments, whether on- or off-balance sheet, is controlled through credit approvals, limits, and monitoring procedures.

(b)	Significant Concentrations of Credit Risk

Mortgage loans are collateralized by the underlying properties. Collateral must meet or exceed 125% of the loan at the time the loan is made. The Company grants mainly commercial mortgage loans to customers throughout the United States. The Company has a diversified loan portfolio and total loans in any state do not exceed 12% of the total loan portfolio as of December 31, 2009.

At December 31, 2009, the states that exceeded 10% of the total loan portfolio were Texas and Ohio with carrying values of $143.1 million and $132.2 million, respectively. At December 31, 2008, the states that exceeded 10% of the total loan portfolio were Texas and Ohio with carrying values of $153.5 million and $138.7 million, respectively.

The summary below depicts loan exposure of remaining principal balances by type as of December 31:

	2009	2008
Mortgage assets by type:
Retail	$328,275	333,834
Office	361,795	390,992
Apartment	65,374	80,528
Industrial	254,242	281,879
Other	263,155	278,363

	1,272,841	1,365,596
Less valuation allowances	6,879	6,581

Total mortgage loans on real estate, net	$1,265,962	1,359,015

58

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
(13)	Pensions and Other Postretirement Benefits
(a)	Home Office Pension Plans

The Company sponsors a funded qualified pension plan covering all home office employees hired prior to January 1, 1998. The plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years.

The measurement dates were December 31, 2009 and 2008.

(b)	Home Office Post-Retirement Benefit Plans

The Company currently offers eligible retirees the opportunity to participate in a post-retirement health and group life plan. The Plan provides a fixed portion of the health insurance contract premium. The portion the Company pays is periodically increased and is a function of participant service. Only home office employees hired prior to January 1, 1998 may become eligible for these benefits provided that the employee meets the retirement age and years of service requirements.

The Plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company.

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2009 and 2008.

(c)	General Agents’ Pension Plan

The Company sponsors an unfunded, nonqualified defined benefit pension plan covering its general agents. The Plan provides benefits based on years of service and average compensation during the final five and ten years of service. Effective January 1, 2005, no agents hired after 2004 will participate in the Plan.

The measurement dates were December 31, 2009 and 2008.

(d)	Agents’ Post-Retirement Benefits Plans

The Company sponsors a post-retirement health and group life plan. Only agents with contracts effective prior to January 1, 1998 who meet the retirement age and service requirements are eligible for these benefits. The health and group life plans are contributory, with retirees contributing approximately 50% of premium for coverage. As with all plan participants, the Company reserves the right to change the retiree premium contribution at renewal.

59

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2009 and 2008.

(e)	Obligations and Funded Status

Information regarding the funded status of the pension plans as a whole and other benefit plans as a whole as of December 31 is as follows:

	Pension benefits		Other benefits
	2009	2008	2009	2008
Change in benefit obligation:
Projected benefit obligation at beginning of year	$48,713	53,005	5,936	5,925
Service cost	1,529	1,688	49	54
Interest cost	3,310	3,424	378	376
Amendments	—	—	(830)	—
Actuarial loss (gain)	2,067	(3,144)	(781)	(268)
Benefits paid*	(2,454)	(6,260)	(369)	(151)

Projected benefit obligation at end of year	$53,165	48,713	4,383	5,936

Accumulated benefit obligation	$44,315	39,777

Change in plan assets:
Fair value of plan assets at beginning of year	$23,355	42,168	—	—
Employer contribution	11,840	—	—	—
Actual return on plan assets	5,753	(14,827)	—	—
Benefits and expenses paid	(1,881)	(3,986)	—	—

Fair value of plan assets at end of year	$39,067	23,355	—	—

Funded status	$(14,098)	(25,358)	(4,383)	(5,936)

*	Benefits paid include amounts paid from both funded and unfunded benefit plans.

60

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)

	Pension benefits		Other benefits
	2009	2008	2009	2008
Amounts recognized in the statement of financial position consist of:
Accrued benefit costs	$(14,098)	(25,358)	(4,383)	(5,936)

	Pension benefits		Other benefits
	2009	2008	2009	2008
Amounts recognized in other comprehensive income:
Net actuarial (gain) loss	$(3,901)	14,478	(35)	580
Prior service cost (credit)	124	124	(481)	505

Total	$(3,777)	14,602	(516)	1,085

	Pension benefits		Other benefits
	2009	2008	2009	2008
Amounts recognized in accumulated other comprehensive income:
Net actuarial loss (gain)	$20,340	24,242	(3,780)	(3,744)
Prior service credit	(124)	(249)	(2,182)	(1,701)

Total	$20,216	23,993	(5,962)	(5,445)

The estimated net loss and prior service credit for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2010 are $1,607 and $(124), respectively. The estimated net gain and prior service credit for the other postretirement benefit plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2010 are $(678) and $(546), respectively. There are no plan assets that are expected to be returned to the Company during the next twelve months.

61

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)

	Pension benefits
	2009	2008	2007
Components of net periodic benefit cost:
Service cost	$1,529	1,688	1,937
Interest costs	3,310	3,424	3,079
Expected return on plan assets	(1,750)	(3,253)	(3,189)
Amortization of prior service cost	(124)	(124)	109
Amortization of net loss	1,965	458	521

Net periodic benefit cost	$4,930	2,193	2,457

	Other benefits
	2009	2008	2007
Components of net periodic benefit cost:
Service cost	$49	54	70
Interest costs	378	376	488
Amortization of prior service cost	(349)	(505)	(505)
Amortization of net gain	(746)	(847)	(440)

Net periodic benefit cost	$(668)	(922)	(387)

Information for defined benefit pension plans with an accumulated benefit obligation in excess of fair value of plan assets as of December 31:

	Pension benefits
	2009	2008
Information for pension plans with an accumulated benefit obligation in excess of plan assets:
Projected benefit obligation	$6,493	48,713
Accumulated benefit obligation	5,282	39,777
Fair value of plan assets	—	23,355

62

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
(f)	Assumptions

	Pension benefits		Other benefits
	2009	2008	2009	2008
Weighted average assumptions used to determine net periodic benefit cost at January 1:
Discount rate	6.85%	6.50%	6.50%	6.35%
Expected long-term return on plan assets	8.00	8.00	—	—
Rate of compensation increase	3.60	4.05	—	—
Health care cost trend rate assumed for next year	—	—	4.10	4.05
Rate to which the health cost trend rate is assumed to decline (the ultimate trend rate)	—	—	2.45	2.55
Year that the rate reaches the ultimate trend rate	—	—	2011	2012
Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	6.55%	6.85%	6.15%	6.50%
Rate of compensation increase	3.55	4.10	—	—
Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point change in assumed health care cost trend rates would have the following effects:

	1-percentage-	1-percentage-
	point increase	point decrease
Effect on total of 2009 service cost and interest cost	$53	(45)
Effect on 2009 other post-retirement benefit obligation	478	(402)

63

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
(g)	Plan Assets

The following table presents the hierarchy of the Company’s Pension plan assets at fair value as of December 31:

	2009
	Level 1	Level 2	Level 3	Total
Fixed maturity securities:
Corporate securities	$ —	159	—	159
Equity securities	—	38,908	—	38,908

Total assets	$ —	39,067	—	39,067

The Company categorizes pension benefit plan assets consistent with the Fair Value Hierarchy described in footnote 5

The Company’s Other Post Employment Benefit plans were unfunded at December 31, 2009 and 2008.

The assets of the Company’s defined benefit pension plan (the Plan) are invested in a group variable annuity contract issued by the Company offering specific investment choices from various asset classes providing diverse and professionally managed options. The assets are invested in a mix of equity securities, debt securities and real estate securities in allocations as determined from time to time by the Pension Plan Committee. The target allocations are designed to balance the Plan’s short-term liquidity needs and its long-term liabilities. The target allocations are currently 80% equity securities and 20% debt securities.

For diversification and risk control purposes, where applicable each asset class is further divided into sub classes such as large cap, mid cap and small cap and growth, core and value for equity securities and U.S. domestic, global and high yield for debt securities. To the extent possible, each sub asset class utilizes multiple fund choices and no single fund contains more than 25% of Plan assets (exclusive of any short term increases in assets due to any Plan funding). The Plan performance is measured by a weighted benchmark consisting of equity and debt benchmarks in weights determined by the Plan committee.

The overall expected long term rate of return on assets is determined by a weighted average return of fixed income and equity indexes. Fixed income securities (including cash) make up 40% of the weighted average return and equity securities make up 60% of the weighted average return.

64

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
The following table shows the weighted average asset allocation by class of the Company’s qualified pension plan assets as of December 31:

	2009	2008
Equity securities	63%	77%
Debt securities	37%	22%
Real estate	—%	1%

Total	100%	100%

(h)	Cash Flows
(i)	Contributions

A contribution of $11,840 was made to the qualified pension plan in 2009 for the 2008 plan year. A contribution to the qualified pension plan of $2,250 is expected in 2010 for the 2009 plan year...

(ii)	Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension	Other
	benefits	benefits
2010	$4,790	377
2011	4,113	370
2012	6,011	368
2013	4,307	364
2014	3,274	348
2015-2019	22,705	1,437
(i)	Other Plan Expenses

The Company also maintains a qualified contributory defined contribution profit-sharing plan covering substantially all employees. Company contributions to the profit-sharing plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense for contributions to the Plan for 2009, 2008 and 2007 were $4,605, $2,732 and $5,317, respectively.

Employees hired on or after January 1, 1998 are covered by a defined contribution pension plan. The expense reported for this Plan was $1,348, $943 and $667 in 2009, 2008 and 2007, respectively.

65

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
(j)	ONFS Employees

The Company’s qualified pension and post retirement benefit plans include participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Most of ONFS’s employees were employees of the Company prior to January 1, 2001 and were participants in the benefit plan at that time.

(k)	Adoption of FASB ASC 715-20

In September 2006, the FASB issued FASB ASC 715-20, Compensation – Defined Benefit Plans, which requires recognition of the funded status of a benefit plan in the statement of financial position. The Company adopted the provisions of ASC 715-20 in its entirety in 2007. The following table illustrates the incremental effect of applying ASC 715-20 on individual line items on the Consolidated Balance Sheet at December 31, 2007:

	Before	Adoption of	After
	application	ASC 715-20	application
	of ASC 715-20	adjustments	of ASC 715-20
Other assets	$72,354	(5,745)	66,609
Total assets	18,661,739	(5,745)	18,655,994
Other liabilities	188,523	(2,884)	185,639
Deferred federal income taxes	97,362	(1,001)	96,361
Total liabilities	17,234,335	(3,885)	17,230,450
Accumulated other comprehensive income	19,899	(1,860)	18,039
Total stockholder’s equity	1,427,404	(1,860)	1,425,544
(14)	Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

As of December 31, 2009, ONLIC, ONLAC, NSLAC and MONT exceeded the minimum risk-based capital (RBC) requirements as established by the NAIC.

The payment of dividends by ONLIC to its parent, ONFS, is limited by Ohio insurance laws. The maximum dividend that may be paid to ONFS without prior approval of the Director of Insurance is limited to the greater of ONLIC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLIC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $81,670 may be paid by ONLIC to ONFS in 2010 without prior approval. Dividends of $35,000, $62,000 and $49,000 were declared by ONLIC to ONFS in 2009, 2008 and 2007, respectively, and dividends paid were $35,000, $69,000 and $42,000 in 2009, 2008 and 2007, respectively.

66

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
The payment of dividends by ONLAC to ONLIC is also limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of ONLAC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLAC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $27,780 may be paid by ONLAC to ONLIC in 2010 without prior approval. ONLAC paid dividends to ONLIC of $20,480, $0 and $0 in 2009, 2008 and 2007, respectively.

The payment of dividends by NSLAC to ONLIC is limited by New York insurance laws. NSLAC cannot pay any dividends in 2009 without prior approval of the New York Department of Insurance. No dividends were paid by NSLAC in 2009, 2008, or 2007.

MONT is subject to limitations, imposed by the State of Vermont, on the payment of dividends to its stockholder, ONLIC. Generally, dividends during any year may not be paid, without prior regulatory approval. No dividends were paid to ONLIC in 2009 and 2008.
(15)	Bank Line of Credit

As of December 31, 2009 and 2008, the Company had a $75,000 revolving credit facility, all of which was available at the Company’s request. The Company did not utilize this credit facility in 2009 or 2008. Total interest and fees paid on these lines of credit were $210, $117 and $65 in 2009, 2008 and 2007, respectively. There was no borrowing outstanding on these facilities as of December 31, 2009 or 2008.
(16)	Commitments and Contingencies

The Company primarily leases the home office building from its parent, ONFS, and hardware and software. Rent expense for both capital and operating leases was $4,446, $4,591 and $5,191 during 2009, 2008 and 2007, respectively. The lease on the Home Office constitutes 95% of the $17,601 future minimum operating lease payments. The future minimum lease payments under both operating and capital leases that have remaining noncancelable lease terms in excess of one year at December 31, 2009 are:

	Operating	Capital
2010	$2,771	1,449
2011	2,760	818
2012	2,756	701
2013	2,600	151
2014	2,518	—
After 2014	4,196	—

Total minimum lease payments	$17,601	3,119

Less interest on capital leases		(155)

Liability for capitalized leases		$2,964

67

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
ONLIC and its subsidiaries are defendants in various legal actions arising in the normal course of business. While the outcome of such matters cannot be predicted with certainty, management believes such matters will be resolved without material adverse impact on the financial condition of the Company.
(17)	Reinsurance

The Company routinely enters into reinsurance transactions with other insurance companies. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders. Ceded premiums approximated 20%, 19% and 14% of gross earned life and accident and health premiums during 2009, 2008 and 2007, respectively.

The Company has entered into various coinsurance agreements to facilitate additional sales of fixed annuity products. Ceded amounts under these agreements range from one-third to two-thirds of the business produced. The ceded reserves attributable to coinsurance agreements were $767,681 and $869,084 as of December 31, 2009 and 2008, respectively.

Effective October 1, 2008, the Company has entered into a reinsurance agreement with Sycamore Re, an affiliated reinsurance company which is 100% owned by ONFS. The reinsurer is unauthorized in the State of Ohio. The reinsurance agreement covers variable annuity policies with a GMIB rider and the optional ARDBR rider that were issued from April 1, 2008 and forward.

68

Schedule I
THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Summary of Investments — Other Than Investments in Related Parties
December 31, 2009
(Dollars in thousands)

Column A	Column B	Column C	Column D
			Amount at
			which shown
		Market	in the
Type of investment	Cost	value	balance sheet
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of U.S. Government	$79,324	83,655	83,655
Obligations of states and political subdivisions	64,378	63,698	63,698
Debt securities issued by foreign governments	4,074	4,543	4,543
Corporate securities	3,644,426	3,706,075	3,706,075
Mortgage-backed securities	1,687,527	1,575,669	1,575,669

Total fixed maturity available-for-sale securities	5,479,729	5,433,640	5,433,640

Equity securities available-for-sale:
Common stocks:
Industrial, miscellaneous, and all other	26,057	29,883	29,883
Nonredeemable preferred stocks:	296	219	219

Total equity securities available-for-sale	26,353	30,102	30,102

Fixed maturity held-to-maturity securities:
Bonds:
Obligations of states and political subdivisions	2,090	2,370	2,090
Debt securities issued by foreign governments	1,000	1,000	1,000
Corporate securities	715,293	754,987	715,293
Mortgage-backed securities	100	100	100

Total fixed maturity held-to-maturity securities	718,483	758,457	718,483

Trading securities:
Fixed maturity securities	12,932	13,403	13,403
Equity securities	7,293	6,320	6,320

Total trading securities	20,225	19,723	19,723

Mortgage loans on real estate, net	1,272,842		1,265,962	[1]
Real estate, net:
Investment properties	297		297	[2]
Acquired in satisfaction of debt	3,860		3,368	[2]

Total real estate, net	4,157		3,665

Policy loans	299,529		299,529
Other long-term investments	16,682		14,720	[3]
Short-term investments	594,758		594,793

Total investments	$8,432,758		8,380,617

1	Difference from Column B is attributable to valuation allowances due to impairments on mortgage loans on real estate.

2	Difference from Column B is due to adjustments for accumulated depreciation.

3	Difference from Column B is due to operations gains and /or losses of investments in limited partnerships.
See accompanying report of independent registered public accounting firm.

69

Schedule III
THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Supplementary Insurance Information
Years ended December 31, 2009, 2008 and 2007
(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Deferred	Future policy		Other policy
	policy	benefits, losses,		claims and
	acquisition	claims, and	Unearned	benefits	Premium
Year segment	costs	loss expenses	premiums[1]	payable[1]	revenue
2009:
Individual life insurance	$652,113	3,539,632			254,047
Pension and Annuities	562,140	4,336,840			17,658
Other Insurance	28,387	1,419,088			19,375
Corporate	—	—			—

Total	$1,242,640	9,295,560			291,080

2008:
Individual life insurance	$703,213	3,287,750			239,833
Pension and Annuities	470,753	4,112,514			16,941
Other Insurance	27,559	1,677,766			19,830
Corporate	—	—			—

Total	$1,201,525	9,078,030			276,604

2007:
Individual life insurance	$574,614	3,047,706			235,121
Pension and Annuities	420,469	4,063,641			6,033
Other Insurance	24,712	1,497,657			19,924
Corporate	—	—			—

Total	$1,019,795	8,609,004			261,078

Column A	Column G	Column H	Column I	Column J	Column K
		Benefits, claims,	Amortization
		losses and	of deferred	Other
	Net	settlement	acquisition	operating	Premiums
Year segment	investment	expenses[3]	costs	expenses[2]	written[4]
2009:
Individual life insurance	$219,583	380,032	51,031	47,579
Pension and Annuities	254,100	238,165	64,980	88,191
Other Insurance	13,260	16,672	2,438	1,763
Corporate	5,456	110,193	(87,618)	17,835

Total	$492,399	745,062	30,831	155,368

2008:
Individual life insurance	$214,687	358,883	55,107	51,630
Pension and Annuities	270,212	222,849	88,142	86,565
Other Insurance	14,300	21,854	2,492	1,628
Corporate	15,409	(248,601)	65,054	16,372

Total	$514,608	354,985	210,795	156,195

2007:
Individual life insurance	$191,073	359,315	41,168	43,714
Pension and Annuities	289,126	196,260	61,257	89,763
Other Insurance	13,545	21,842	2,448	1,832
Corporate	31,085	1,902	—	17,371

Total	$524,829	579,319	104,873	152,680

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

2	Allocations of net investment and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

3	Policyholders’ dividends on participating policies are included in Column H amounts.

4	Not applicable for life insurance companies.
See accompanying report of independent registered public accounting firm.

70

Schedule IV
THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Reinsurance
Years ended December 31, 2009, 2008 and 2007
(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other		assumed
	amount	companies	companies	Net amount	to net
2009:
Life insurance in force	$120,019,028	68,473,449	142,876	51,688,455	0.3%
Premiums:
Life insurance	356,305	106,386	4,128	254,047	1.6%
Pension and Annuities	17,658	—	—	17,658	—
Accident and health insurance	36,162	24,294	7,507	19,375	38.7%

Total	$410,125	130,680	11,635	291,080	4.0%

2008:
Life insurance in force	$109,939,253	58,949,687	173,240	51,162,806	0.3%
Premiums:
Life insurance	338,980	102,070	2,923	239,833	1.2%
Pension and Annuities	16,941	—	—	16,941	—
Accident and health insurance	37,427	24,920	7,323	19,830	36.9%

Total	$393,348	126,990	10,246	276,604	3.7%

2007:
Life insurance in force	$100,764,339	48,465,315	211,455	52,510,479	0.4%
Premiums:
Life insurance	316,652	84,755	3,224	235,121	1.4%
Pension and Annuities	6,033	—	—	6,033	—
Accident and health insurance	37,926	24,796	6,794	19,924	34.1%

Total	$360,611	109,551	10,018	261,078	3.8%

See accompanying report of independent registered public accounting firm.

71

Schedule V
THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Valuation and Qualifying Accounts
Years ended December 31, 2009, 2008 and 2007
(Dollars in thousands)

Column A	Column B	Column C		Column D	Column E
		Charged
	Balance at	(credited) to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions	period
2009:
Valuation allowances — mortgage loans on real estate	$6,581	298	—	—	6,879

2008:
Valuation allowances — mortgage loans on real estate	6,261	320	—	—	6,581

2007:
Valuation allowances — mortgage loans on real estate	6,092	169	—	—	6,261
See accompanying report of independent registered public accounting firm.

72

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2009

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 6)	payment period	owners’ equity
Ohio National Fund, Inc.:
Equity Subaccount 9,364,563 Shares (Cost $220,615,162)	$171,465,147	$171,255,032	$210,115	$171,465,147
Money Market Subaccount 28,692,418 Shares (Cost $286,924,177)	286,924,177	286,688,936	235,241	286,924,177
Bond Subaccount 9,274,868 Shares (Cost $103,305,577)	113,617,127	113,574,177	42,950	113,617,127
Omni Subaccount 1,420,600 Shares (Cost $21,416,530)	20,485,052	20,459,047	26,005	20,485,052
International Subaccount 17,442,174 Shares (Cost $181,270,975)	182,270,718	182,222,701	48,017	182,270,718
Capital Appreciation Subaccount 5,464,913 Shares (Cost $85,959,141)	95,362,726	95,310,869	51,857	95,362,726
Millennium Subaccount 5,023,959 Shares (Cost $81,707,278)	87,668,078	87,663,141	4,937	87,668,078
International Small-Mid Company Subaccount 2,760,838 Shares (Cost $52,803,785)	53,587,864	53,575,815	12,049	53,587,864
Aggressive Growth Subaccount 2,221,849 Shares (Cost $16,338,053)	16,508,336	16,508,336	0	16,508,336
Small Cap Growth Subaccount 1,385,365 Shares (Cost $12,857,274)	13,701,262	13,690,087	11,175	13,701,262
Mid Cap Opportunity Subaccount 2,486,521 Shares (Cost $36,833,451)	38,317,292	38,295,790	21,502	38,317,292
S&P 500 Index Subaccount 8,832,323 Shares (Cost $99,360,434)	103,249,857	103,231,236	18,621	103,249,857
Strategic Value Subaccount 1,803,755 Shares (Cost $15,899,781)	15,584,441	15,582,107	2,334	15,584,441
High Income Bond Subaccount 13,470,617 Shares (Cost $120,580,537)	145,347,958	145,316,799	31,159	145,347,958
Capital Growth Subaccount 1,533,856 Shares (Cost $27,303,402)	31,121,945	31,116,259	5,686	31,121,945
Nasdaq-100 Index Subaccount 8,431,669 Shares (Cost $3,3697,498)	40,303,377	40,300,571	2,806	40,303,377
Bristol Subaccount 12,014,460 Shares (Cost $128,898,870)	133,600,799	133,596,270	4,529	133,600,799
Bryton Growth Subaccount 9,699,447 Shares (Cost $99,342,740)	106,111,945	106,089,583	22,362	106,111,945
U.S. Equity Subaccount 1,486,388 Shares (Cost $16,705,944)	13,615,317	13,589,709	25,608	13,615,317

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2009

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 6)	payment period	owners’ equity
Ohio National Fund, Inc.: (continued)

Balanced Subaccount 969,042 Shares (Cost $12,026,863)	$12,723,517	$12,636,157	$87,360	$12,723,517
Income Opportunity Subaccount 478,636 Shares (Cost $5,061,635)	5,355,941	5,355,941	0	5,355,941
Target VIP Subaccount 2,614,489 Shares (Cost $24,727,809)	20,183,855	20,183,855	0	20,183,855
Target Equity/Income Subaccount 2,991,705 Shares (Cost $27,821,528)	21,151,354	21,073,435	77,919	21,151,354
Bristol Growth Subaccount 285,887 Shares (Cost $2,275,071)	2,501,509	2,501,509	0	2,501,509

Dow Target 10 Portfolios:
First Quarter Subaccount 237,546 Shares (Cost $2,171,768)	2,004,892	2,004,892	0	2,004,892
Second Quarter Subaccount 253,259 Shares (Cost $2,516,179)	2,400,898	2,400,898	0	2,400,898
Third Quarter Subaccount 247,031 Shares (Cost $2,298,479)	1,877,439	1,877,439	0	1,877,439
Fourth Quarter Subaccount 214,739 Shares (Cost $2,300,394)	2,052,909	2,052,909	0	2,052,909

Dow Target 5 Portfolios:
First Quarter Subaccount 86,780 Shares (Cost $1,005,657)	757,587	757,587	0	757,587
Second Quarter Subaccount 84,294 Shares (Cost $848,332)	693,741	693,741	0	693,741
Third Quarter Subaccount 104,889 Shares (Cost $905,208)	508,712	508,712	0	508,712
Fourth Quarter Subaccount 90,870 Shares (Cost $958,918)	729,687	729,687	0	729,687

Fidelity Variable Insurance Products Fund:
VIP Growth Subaccount 34,491 Shares (Cost $1,315,812)	1,036,099	1,036,099	0	1,036,099
VIP Equity-Income Subaccount 47,850 Shares (Cost $1,115,348)	804,351	804,351	0	804,351
VIP High Income Subaccount 24,853 Shares (Cost $190,376)	131,471	131,471	0	131,471

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2009

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 6)	payment period	owners’ equity

Janus Aspen Series — Institutional Shares:
Janus Subaccount (a) 291,429 Shares (Cost $8,425,172)	$6,245,330	$6,245,330	$0	$6,245,330
Overseas Subaccount (a) 96,336 Shares (Cost $3,413,908)	4,420,879	4,390,361	30,518	4,420,879
Worldwide Subaccount (a) 122,785 Shares (Cost $4,060,909)	3,214,515	3,197,816	16,699	3,214,515
Balanced Subaccount 408,702 Shares (Cost $10,348,655)	10,985,899	10,952,376	33,523	10,985,899

Legg Mason Partners Variable Equity Trust — Class I:
Legg Mason ClearBridge Variable Fundamental Value Subaccount (c) 825,951 Shares (Cost $16,794,559)	14,165,068	14,165,068	0	14,165,068
Legg Mason ClearBridge Variable Equity Income Builder Subaccount (c) 415,507 Shares (Cost $5,280,087)	3,851,749	3,851,749	0	3,851,749
Legg Mason ClearBridge Variable Investors Subaccount (c) 752,881 Shares (Cost $9,453,518)	9,350,784	9,350,784	0	9,350,784

Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount 339,024 Shares (Cost $6,828,338)	5,088,754	5,088,754	0	5,088,754
Small/Mid Cap Value Subaccount 72,247 Shares (Cost $731,763)	565,691	565,691	0	565,691
Discovery Subaccount 344,980 Shares (Cost $4,286,079)	5,416,191	5,364,791	51,400	5,416,191

Van Kampen Universal Institutional Funds — Class I:
Core Plus Fixed Income Subaccount 172,383 Shares (Cost $1,828,621)	1,711,761	1,711,761	0	1,711,761
U.S. Real Estate Subaccount 489,525 Shares (Cost $7,130,376)	4,968,678	4,944,595	24,083	4,968,678
Value Subaccount 3,751 Shares (Cost $42,826)	31,695	31,695	0	31,695
Emerging Markets Debt Subaccount 918 Shares (Cost $7,178)	7,114	7,114	0	7,114

Goldman Sachs Variable Insurance Trust — Institutional Shares:
Growth and Income Subaccount 35,154,703 Shares (Cost $387,910,629)	326,235,644	326,213,732	21,912	326,235,644
Structured U.S. Equity Subaccount 3,424,058 Shares (Cost $40,540,121)	32,528,549	32,513,515	15,034	32,528,549

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2009

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 6)	payment period	owners’ equity
Goldman Sachs Variable Insurance Trust — Institutional Shares: (continued)

Capital Growth Subaccount 1,120,256 Shares (Cost $11,425,627)	$12,199,593	$12,196,995	$2,598	$12,199,593

Lazard Retirement Series, Inc.:
Emerging Markets Equity Subaccount 13,233,512 Shares (Cost $237,453,225)	254,480,439	254,372,049	108,390	254,480,439
U.S. Small-Mid Cap Equity Subaccount (b) 12,504,571 Shares (Cost $104,320,400)	121,044,245	121,029,406	14,839	121,044,245
U.S. Strategic Equity Subaccount 322,335 Shares (Cost $2,520,744)	2,639,925	2,639,925	0	2,639,925
International Equity Subaccount 32,349,032 Shares (Cost $319,461,130)	315,726,553	315,693,150	33,403	315,726,553

The Prudential Series Fund, Inc.:
Jennison 20/20 Focus Subaccount 17,086,268 Shares (Cost $213,440,723)	243,650,181	243,606,636	43,545	243,650,181
Jennison Subaccount 589,130 Shares (Cost $10,952,461)	12,112,509	12,112,509	0	12,112,509

Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount 8,717,758 Shares (Cost $222,776,498)	218,815,725	218,734,330	81,395	218,815,725
VIP Contrafund Subaccount 16,140,700 Shares (Cost $364,020,928)	327,494,806	327,437,555	57,251	327,494,806
VIP Growth Subaccount 880,152 Shares (Cost $29,261,338)	26,184,535	26,182,589	1,946	26,184,535
VIP Equity-Income Subaccount 6,922,823 Shares (Cost $142,188,633)	114,711,172	114,699,424	11,748	114,711,172
VIP Real Estate Subaccount 647,731 Shares (Cost $5,520,422)	7,021,406	7,021,406	0	7,021,406

Janus Aspen Series — Service Shares:
Janus Subaccount (a) 1,136,030 Shares (Cost $23,680,326)	23,981,593	23,970,684	10,909	23,981,593
Worldwide Subaccount (a) 691,455 Shares (Cost $16,622,811)	17,929,431	17,929,431	0	17,929,431
Balanced Subaccount 3,318,557 Shares (Cost $85,398,909)	92,687,291	92,682,955	4,336	92,687,291
Overseas Subaccount (a) 6,437,101 Shares (Cost $277,717,968)	290,184,502	290,151,489	33,013	290,184,502

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2009

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 6)	payment period	owners’ equity

J.P. Morgan Insurance Trust — Class I (note 4):
Small Cap Core Subaccount 1,204,160 Shares (Cost $11,035,444)	$14,160,916	$14,111,303	$49,613	$14,160,916
Mid Cap Value Subaccount 23,992,816 Shares (Cost $104,733,561)	133,639,987	133,585,795	54,192	133,639,987

AllianceBernstein Variable Product Series Fund, Inc. — Class B:
Growth & Income Subaccount 13,239 Shares (Cost $283,743)	199,648	199,648	0	199,648
Small Cap Growth Subaccount 1,722 Shares (Cost $15,443)	20,098	20,098	0	20,098

MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount 767,077 Shares (Cost $9,022,440)	10,010,355	9,990,069	20,286	10,010,355
Investors Growth Stock Subaccount 763,412 Shares (Cost $6,803,696)	7,344,023	7,325,623	18,400	7,344,023
Mid Cap Growth Subaccount 4,418,633 Shares (Cost $24,608,338)	19,972,221	19,969,505	2,716	19,972,221
Total Return Subaccount 3,485,600 Shares (Cost $63,454,819)	60,231,160	60,202,530	28,630	60,231,160

PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount 28,744,146 Shares (Cost $355,394,236)	357,577,171	357,353,103	224,068	357,577,171
Total Return Subaccount 97,311,481 Shares (Cost $1,037,518,016)	1,052,910,226	1,052,814,518	95,708	1,052,910,226
Global Bond Subaccount 21,142,100 Shares (Cost $271,768,428)	268,927,507	268,855,561	71,946	268,927,507
CommodityRealReturn Strategy Subaccount 9,739,294 Shares (Cost $80,266,052)	83,757,927	83,757,927	0	83,757,927

Calvert Variable Series, Inc.:
Social Equity Subaccount 15,927 Shares (Cost $237,187)	262,954	262,954	0	262,954

Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount 557,435 Shares (Cost $17,131,646)	17,397,558	17,397,245	313	17,397,558

Royce Capital Fund:
Small-Cap Subaccount 23,036,463 Shares (Cost $187,820,136)	199,956,499	199,836,872	119,627	199,956,499
Micro-Cap Subaccount 11,303,971 Shares (Cost $112,063,513)	107,726,846	107,679,861	46,985	107,726,846

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2009

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 6)	payment period	owners’ equity

Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount 1,730,951 Shares (Cost $17,329,054)	$17,049,868	$17,044,178	$5,690	$17,049,868
U.S. Real Estate Subaccount 16,560,050 Shares (Cost $191,998,188)	167,422,101	167,369,477	52,624	167,422,101
International Growth Equity Subaccount 29,289,123 Shares (Cost $233,945,864)	246,614,416	246,612,533	1,883	246,614,416
Capital Growth Subaccount 771,740 Shares (Cost $11,559,095)	12,834,041	12,816,110	17,931	12,834,041

Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Income Securities Subaccount 9,467,957 Shares (Cost $144,206,157)	133,687,547	133,678,258	9,289	133,687,547
Franklin Flex Cap Growth Securities Subaccount 14,265,359 Shares (Cost $160,406,843)	155,920,375	155,916,767	3,608	155,920,375
Templeton Foreign Securities Subaccount 5,541,385 Shares (Cost $88,872,319)	74,531,630	74,516,879	14,751	74,531,630

Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount 4,238,778 Shares (Cost $56,035,159)	55,994,262	55,978,023	16,239	55,994,262

ALPS Variable Insurance Trust — Class II:
AVS Listed Private Equity Subaccount 1,443,335 Shares (Cost $7,027,926)	7,548,642	7,548,642	0	7,548,642

Federated Insurance Series — Service Shares:
Kaufmann Fund II Subaccount 1,642,635 Shares (Cost $18,012,018)	20,549,368	20,549,368	0	20,549,368

Goldman Sachs Variable Insurance Trust — Service Shares:
Growth and Income Subaccount 32,592,854 Shares (Cost $271,064,159)	302,461,688	302,461,688	0	302,461,688
Structured U.S. Equity Subaccount 131,525 Shares (Cost $1,113,216)	1,250,800	1,250,800	0	1,250,800
Capital Growth Subaccount 397,793 Shares (Cost $3,721,970)	4,327,987	4,327,987	0	4,327,987

Franklin Templeton Variable Insurance Products Trust — Class 4:
Franklin Income Securities Subaccount 4,371,165 Shares (Cost $55,034,845)	62,638,794	62,638,794	0	62,638,794
Franklin Flex Cap Growth Securities Subaccount 19,273,573 Shares (Cost $177,144,220)	209,696,474	209,696,474	0	209,696,474
Templeton Foreign Securities Subaccount 2,656,260 Shares (Cost $30,716,455)	36,098,580	36,098,580	0	36,098,580

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2009

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 6)	payment period	owners’ equity
Franklin Templeton Variable Insurance Products Trust — Class 4: (continued)

Franklin Templeton VIP Founding Funds Allocation Subaccount 3,296,702 Shares (Cost $20,719,861)	$23,538,450	$23,538,450	$0	$23,538,450

Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount 25,618,525 Shares (Cost $218,786,355)	236,338,581	236,338,581	0	236,338,581
VIP Global Natural Resources Subaccount 10,176,546 Shares (Cost $48,423,617)	58,493,771	58,493,771	0	58,493,771
VIP Science and Technology Subaccount 1,471,210 Shares (Cost $19,232,314)	22,504,210	22,504,210	0	22,504,210

Totals	$8,437,006,268	$8,434,612,995	$2,393,273	$8,437,006,268

(a)	Name change was effective May 1, 2009:
Janus subaccount formerly known as Large Cap Growth.
Worldwide subaccount formerly known as Worldwide Growth.
Overseas subaccount formerly known as International Growth.

(b)	Name change was effective June 1, 2009:
U.S. Small-Mid Cap Equity subaccount formerly known as U.S. Small Cap Equity

(c)	Name change was effective November 2, 2009:
Legg Mason ClearBridge Variable Fundamental Value Subaccount formerly known as Fundamental Value
Legg Mason ClearBridge Variable Equity Income Builder Subaccount formerly known as Capital and Income
Legg Mason ClearBridge Variable Investors Subaccount formerly known as Investors

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2009

	Ohio National Fund, Inc.
								International
		Money				Capital		Small-Mid
	Equity	Market	Bond	Omni	International	Appreciation	Millennium	Company
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009	2009	2009	2009	2009

Investment activity:
Reinvested dividends	$359,321	$0	$0	$356,661	$0	$1,036,838	$0	$0
Risk and administrative expense (note 2)	(1,956,442)	(3,955,381)	(1,265,312)	(217,939)	(2,095,638)	(1,074,191)	(560,762)	(565,619)

Net investment activity	(1,597,121)	(3,955,381)	(1,265,312)	138,722	(2,095,638)	(37,353)	(560,762)	(565,619)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(25,857,074)	46,079	419,306	(802,833)	(11,526,886)	(2,401,874)	(1,305,690)	(4,537,217)
Unrealized gain (loss)	76,707,419	0	17,435,858	5,620,196	66,552,455	30,834,277	13,716,857	21,771,885

Net gain (loss) on investments	50,850,345	46,079	17,855,164	4,817,363	55,025,569	28,432,403	12,411,167	17,234,668

Net increase (decrease) in contract owners’ equity from operations	$49,253,224	$(3,909,302)	$16,589,852	$4,956,085	$52,929,931	$28,395,050	$11,850,405	$16,669,049

	Ohio National Fund, Inc.
	Aggressive	Small Cap	Mid Cap	S&P	Strategic	High Income	Capital	Nasdaq-100
	Growth	Growth	Opportunity	500 Index	Value	Bond	Growth	Index
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009	2009	2009	2009	2009

Investment activity:
Reinvested dividends	$0	$0	$0	$1,314,355	$436,945	$0	$0	$0
Risk and administrative expense (note 2)	(164,035)	(114,078)	(672,178)	(992,845)	(145,224)	(1,322,856)	(326,884)	(397,497)

Net investment activity	(164,035)	(114,078)	(672,178)	321,510	291,721	(1,322,856)	(326,884)	(397,497)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(1,264,879)	(514,341)	(18,009,594)	(3,467,247)	(608,352)	1,684,382	(640,870)	(847,870)
Unrealized gain (loss)	5,926,980	4,380,377	33,455,094	23,721,065	1,901,292	37,143,802	8,942,969	14,029,242

Net gain (loss) on investments	4,662,101	3,866,036	15,445,500	20,253,818	1,292,940	38,828,184	8,302,099	13,181,372

Net increase (decrease) in contract owners’ equity from operations	$4,498,066	$3,751,958	$14,773,322	$20,575,328	$1,584,661	$37,505,328	$7,975,215	$12,783,875

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2009

	Ohio National Fund, Inc.
		Bryton			Income		Target	Bristol
	Bristol	Growth	U.S. Equity	Balanced	Opportunity	Target VIP	Equity/Income	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009	2009	2009	2009	2009

Investment activity:
Reinvested dividends	$704,338	$0	$90,512	$271,563	$0	$248,844	$389,104	$0
Risk and administrative expense (note 2)	(1,318,999)	(988,073)	(157,653)	(134,036)	(55,538)	(245,871)	(275,193)	(22,179)

Net investment activity	(614,661)	(988,073)	(67,141)	137,527	(55,538)	2,973	113,911	(22,179)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(4,210,071)	(2,842,093)	(1,651,717)	(218,388)	(242,846)	(2,799,429)	(5,523,646)	(80,753)
Unrealized gain (loss)	35,167,217	28,035,162	3,577,874	2,432,778	756,306	5,389,405	7,644,149	660,895

Net gain (loss) on investments	30,957,146	25,193,069	1,926,157	2,214,390	513,460	2,589,976	2,120,503	580,142

Net increase (decrease) in contract owners’ equity from operations	$30,342,485	$24,204,996	$1,859,016	$2,351,917	$457,922	$2,592,949	$2,234,414	$557,963

	Dow Target 10 Portfolios				Dow Target 5 Portfolios
	First	Second	Third	Fourth	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009	2009	2009	2009	2009

Investment activity:
Reinvested dividends	$0	$0	$0	$0	$0	$0	$0	$0
Risk and administrative expense (note 2)	(22,941)	(25,095)	(21,394)	(22,725)	(12,312)	(8,477)	(6,067)	(9,692)

Net investment activity	(22,941)	(25,095)	(21,394)	(22,725)	(12,312)	(8,477)	(6,067)	(9,692)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(135,164)	(256,560)	(271,713)	(206,156)	(374,109)	(195,107)	(213,932)	(219,155)
Unrealized gain (loss)	504,826	832,356	430,018	432,289	566,439	332,900	133,250	225,205

Net gain (loss) on investments	369,662	575,796	158,305	226,133	192,330	137,793	(80,682)	6,050

Net increase (decrease) in contract owners’ equity from operations	$346,721	$550,701	$136,911	$203,408	$180,018	$129,316	$(86,749)	$(3,642)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2009

	Fidelity Variable Insurance
	Products Fund			Janus Aspen Series — Institutional Shares
		VIP Equity-	VIP High
	VIP Growth	Income	Income	Janus	Overseas	Worldwide	Balanced
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009	2009	2009	2009

Investment activity:
Reinvested dividends	$4,104	$16,074	$9,386	$29,107	$20,771	$39,771	$302,463
Risk and administrative expense (note 2)	(11,928)	(9,279)	(1,482)	(69,193)	(46,956)	(35,474)	(127,074)

Net investment activity	(7,824)	6,795	7,904	(40,086)	(26,185)	4,297	175,389

Reinvested capital gains	805	0	0	0	104,368	0	383,160

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(87,679)	(80,909)	(7,414)	(477,887)	(7,549)	(265,007)	(106,234)
Unrealized gain (loss)	320,893	259,749	39,217	2,158,760	1,960,950	1,134,110	1,764,113

Net gain (loss) on investments	233,214	178,840	31,803	1,680,873	1,953,401	869,103	1,657,879

Net increase (decrease) in contract owners’ equity from operations	$226,195	$185,635	$39,707	$1,640,787	$2,031,584	$873,400	$2,216,428

	Legg Mason Partners Variable Equity			Wells Fargo Advantage Variable
	Trust — Class I			Trust Funds
	Legg Mason	Legg Mason
	ClearBridge	ClearBridge	Legg Mason
	Variable	Variable	ClearBridge
	Fundamental	Equity Income	Variable		Small/Mid
	Value	Builder	Investors	Opportunity	Cap Value	Discovery
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009	2009	2009

Investment activity:
Reinvested dividends	$166,653	$117,368	$145,290	$0	$5,697	$0
Risk and administrative expense (note 2)	(154,505)	(47,639)	(90,021)	(59,425)	(6,350)	(62,569)

Net investment activity	12,148	69,729	55,269	(59,425)	(653)	(62,569)

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(1,543,256)	(610,147)	(461,818)	(815,007)	(52,468)	5,953
Unrealized gain (loss)	4,562,412	1,223,195	2,104,032	2,645,816	269,648	1,632,086

Net gain (loss) on investments	3,019,156	613,048	1,642,214	1,830,809	217,180	1,638,039

Net increase (decrease) in contract owners’ equity from operations	$3,031,304	$682,777	$1,697,483	$1,771,384	$216,527	$1,575,470

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2009

					Goldman Sachs Variable
	Van Kampen Universal Institutional Funds — Class I				Insurance Trust — Institutional Shares
	Core Plus	U.S. Real		Emerging	Growth and	Structured	Capital
	Fixed Income	Estate	Value	Markets Debt	Income	U.S. Equity	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009	2009	2009	2009

Investment activity:
Reinvested dividends	$158,214	$148,267	$890	$507	$5,214,241	$610,605	$48,541
Risk and administrative expense (note 2)	(36,405)	(57,120)	(263)	(88)	(3,441,089)	(393,950)	(130,176)

Net investment activity	121,809	91,147	627	419	1,773,152	216,655	(81,635)

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(176,074)	(2,084,596)	(1,144)	(9)	(21,367,358)	(3,633,386)	(642,145)
Unrealized gain (loss)	258,658	3,106,466	7,831	1,165	69,215,157	8,890,479	4,439,728

Net gain (loss) on investments	82,584	1,021,870	6,687	1,156	47,847,799	5,257,093	3,797,583

Net increase (decrease) in contract owners’ equity from operations	$204,393	$1,113,017	$7,314	$1,575	$49,620,951	$5,473,748	$3,715,948

					The Prudential Series		UBS Series
	Lazard Retirement Series, Inc.				Fund, Inc.		Trust — Class I
		U.S.
	Emerging	Small-Mid	U.S. Strategic	International	Jennison		U.S.
	Markets Equity	Cap Equity	Equity	Equity	20/20 Focus	Jennison	Allocation
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009	2009	2009	2009

Investment activity:
Reinvested dividends	$5,866,833	$0	$21,450	$6,995,233	$6,947	$24,314	$87,265
Risk and administrative expense (note 2)	(2,307,238)	(823,655)	(25,813)	(2,953,472)	(2,375,710)	(110,245)	(10,129)

Net investment activity	3,559,595	(823,655)	(4,363)	4,041,761	(2,368,763)	(85,931)	77,136

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(14,665,959)	(1,069,866)	(257,465)	(15,602,190)	(10,801,264)	(275,745)	(1,389,458)
Unrealized gain (loss)	102,606,644	33,494,594	743,709	64,654,159	96,684,356	3,412,647	1,152,072

Net gain (loss) on investments	87,940,685	32,424,728	486,244	49,051,969	85,883,092	3,136,902	(237,386)

Net increase (decrease) in contract owners’ equity from operations	$91,500,280	$31,601,073	$481,881	$53,093,730	$83,514,329	$3,050,971	$(160,250)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2009

	Fidelity Variable Insurance Products Fund — Service Class 2
	VIP	VIP	VIP	VIP Equity-	VIP Real
	Mid Cap	Contrafund	Growth	Income	Estate
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009	2009

Investment activity:
Reinvested dividends	$843,748	$3,248,496	$45,957	$2,084,402	$130,035
Risk and administrative expense (note 2)	(2,308,742)	(3,369,612)	(305,143)	(1,311,775)	(56,418)

Net investment activity	(1,464,994)	(121,116)	(259,186)	772,627	73,617

Reinvested capital gains	990,917	79,824	20,372	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(10,905,123)	(29,454,746)	(3,406,725)	(18,436,037)	788,232
Unrealized gain (loss)	68,937,264	110,623,580	9,347,202	44,422,880	1,760,742

Net gain (loss) on investments	58,032,141	81,168,834	5,940,477	25,986,843	2,548,974

Net increase (decrease) in contract owners’ equity from operations	$57,558,064	$81,127,542	$5,701,663	$26,759,470	$2,622,591

					J.P. Morgan Series		J.P. Morgan Insurance
	Janus Aspen Series — Service Shares				Trust II (note 4)		Trust — Class I (note 4)
					Small	Mid Cap	Small	Mid Cap
	Janus	Worldwide	Balanced	Overseas	Company	Value	Cap Core	Value
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009	2009	2009	2009	2009

Investment activity:
Reinvested dividends	$75,682	$179,843	$2,069,332	$932,069	$63,293	$2,616,632	$31,178	$0
Risk and administrative expense (note 2)	(256,046)	(172,751)	(927,159)	(2,941,157)	(41,267)	(399,731)	(115,649)	(1,098,960)

Net investment activity	(180,364)	7,092	1,142,173	(2,009,088)	22,026	2,216,901	(84,471)	(1,098,960)

Reinvested capital gains	0	0	2,546,627	6,378,469	192,455	236,875	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(2,032,417)	(486,980)	(474,509)	(22,213,905)	(6,547,646)	(52,241,829)	278,940	3,231,987
Unrealized gain (loss)	8,378,456	4,787,905	12,653,707	139,903,245	5,627,453	46,022,356	3,125,473	28,906,426

Net gain (loss) on investments	6,346,039	4,300,925	12,179,198	117,689,340	(920,193)	(6,219,473)	3,404,413	32,138,413

Net increase (decrease) in contract owners’ equity from operations	$6,165,675	$4,308,017	$15,867,998	$122,058,721	$(705,712)	$(3,765,697)	$3,319,942	$31,039,453

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2009

	AllianceBernstein Variable Product Series Fund, Inc. — Class B		MFS Variable Insurance Trust — Service Class
	Growth &	Small Cap	New	Investors	Mid Cap	Total
	Income	Growth	Discovery	Growth Stock	Growth	Return
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009	2009	2009

Investment activity:
Reinvested dividends	$6,641	$0	$0	$20,358	$0	$1,798,906
Risk and administrative expense (note 2)	(2,567)	(231)	(72,105)	(66,992)	(216,933)	(698,118)

Net investment activity	4,074	(231)	(72,105)	(46,634)	(216,933)	1,100,788

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(11,904)	16	(209,979)	(204,934)	(2,935,143)	(3,207,273)
Unrealized gain (loss)	40,389	5,891	2,989,689	1,971,405	8,725,504	10,303,460

Net gain (loss) on investments	28,485	5,907	2,779,710	1,766,471	5,790,361	7,096,187

Net increase (decrease) in contract owners’ equity from operations	$32,559	$5,676	$2,707,605	$1,719,837	$5,573,428	$8,196,975

						Dreyfus Variable
						Investment
	PIMCO Variable Insurance Trust —				Calvert Variable	Fund — Service
	Administrative Shares				Series, Inc.	Shares	Royce Capital Fund
				Commodity
	Real	Total	Global	RealReturn	Social
	Return	Return	Bond	Strategy	Equity	Appreciation	Small-Cap	Micro-Cap
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009	2009	2009	2009	2009

Investment activity:
Reinvested dividends	$8,243,803	$35,787,917	$5,325,855	$3,351,508	$943	$253,475	$0	$0
Risk and administrative expense (note 2)	(3,478,180)	(9,288,405)	(2,214,642)	(479,692)	(2,774)	(171,013)	(1,940,934)	(1,026,325)

Net investment activity	4,765,623	26,499,512	3,111,213	2,871,816	(1,831)	82,462	(1,940,934)	(1,026,325)

Reinvested capital gains	13,034,227	30,519,430	21,856,080	6,859,444	12,444	834,889	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(1,441,473)	6,897,729	464,801	706,364	(3,400)	(549,641)	(7,224,676)	(8,737,564)
Unrealized gain (loss)	24,355,791	15,339,118	1,368,500	3,795,646	58,986	2,647,300	57,388,834	45,743,603

Net gain (loss) on investments	22,914,318	22,236,847	1,833,301	4,502,010	55,586	2,097,659	50,164,158	37,006,039

Net increase (decrease) in contract owners’ equity from operations	$40,714,168	$79,255,789	$26,800,594	$14,233,270	$66,199	$3,015,010	$48,223,224	$35,979,714

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2009

					Franklin Templeton Variable
	Van Kampen Universal Institutional Funds — Class II				Insurance Products Trust — Class 2
					Franklin	Franklin Flex	Templeton
	Core Plus	U.S. Real	International	Capital	Income	Cap Growth	Foreign
	Fixed Income	Estate	Growth Equity	Growth	Securities	Securities	Securities
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009	2009	2009	2009

Investment activity:
Reinvested dividends	$1,517,181	$3,788,660	$1,437,564	$0	$9,770,365	$0	$2,239,518
Risk and administrative expense (note 2)	(830,741)	(1,550,869)	(2,409,976)	(80,226)	(1,555,019)	(1,783,709)	(850,889)

Net investment activity	686,440	2,237,791	(972,412)	(80,226)	8,215,346	(1,783,709)	1,388,629

Reinvested capital gains	0	0	0	0	0	0	2,762,802

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(2,726,021)	(26,077,865)	(16,088,288)	(132,931)	(11,861,531)	(9,758,859)	(9,744,436)
Unrealized gain (loss)	6,638,520	68,222,954	80,894,154	2,874,127	38,789,206	49,787,167	25,852,974

Net gain (loss) on investments	3,912,499	42,145,089	64,805,866	2,741,196	26,927,675	40,028,308	16,108,538

Net increase (decrease) in contract owners’ equity from operations	$4,598,939	$44,382,880	$63,833,454	$2,660,970	$35,143,021	$38,244,599	$20,259,969

	Neuberger Berman	ALPS Variable	Federated Insurance
	Advisers Management	Insurance	Series —	Goldman Sachs Variable
	Trust — S Class	Trust — Class II	Service Shares	Insurance Trust — Service Shares
	AMT	AVS Listed	Kaufmann	Growth and	Structured	Capital
	Regency	Private Equity	Fund II	Income	U.S. Equity	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009	2009	2009

Investment activity:
Reinvested dividends	$463,811	$24,392	$0	$4,390,842	$20,508	$7,747
Risk and administrative expense (note 2)	(1,096,174)	(46,385)	(148,290)	(2,086,140)	(12,790)	(26,679)

Net investment activity	(632,363)	(21,993)	(148,290)	2,304,702	7,718	(18,932)

Reinvested capital gains	675,069	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(38,186,670)	(192,231)	19,235	1,161,297	5,822	102,618
Unrealized gain (loss)	64,367,288	1,430,455	3,601,790	39,792,579	209,685	646,941

Net gain (loss) on investments	26,180,618	1,238,224	3,621,025	40,953,876	215,507	749,559

Net increase (decrease) in contract owners’ equity from operations	$26,223,324	$1,216,231	$3,472,735	$43,258,578	$223,225	$730,627

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2009

	Franklin Templeton Variable				Ivy Funds Variable Insurance
	Insurance Products Trust — Class 4				Portfolios, Inc.
				Franklin
	Franklin	Franklin Flex	Templeton	Templeton VIP		VIP Global	VIP
	Income	Cap Growth	Foreign	Founding Funds	VIP Asset	Natural	Science and
	Securities	Securities	Securities	Allocation	Strategy	Resources	Technology	Total
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccounts
	2009	2009	2009	2009	2009	2009	2009	2009

Investment activity:
Reinvested dividends	$2,747,277	$151,711	$477,152	$534,008	$282,018	$0	$0	$120,211,299
Risk and administrative expense (note 2)	(479,667)	(1,595,418)	(300,299)	(205,289)	(1,502,512)	(368,360)	(136,750)	(82,569,877)

Net investment activity	2,267,610	(1,443,707)	176,853	328,719	(1,220,494)	(368,360)	(136,750)	37,641,422

Reinvested capital gains	0	0	546,587	0	7,622,024	0	452,656	96,109,524

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	405,594	2,322,186	278,728	(87,085)	1,081,228	1,600,865	374,386	(431,413,673)
Unrealized gain (loss)	9,392,086	40,177,153	7,141,954	4,685,591	18,551,030	10,697,765	3,233,638	1,994,221,345

Net gain (loss) on investments	9,797,680	42,499,339	7,420,682	4,598,506	19,632,258	12,298,630	3,608,024	1,562,807,672

Net increase (decrease) in contract owners’ equity from operations	$12,065,290	$41,055,632	$8,144,122	$4,927,225	$26,033,788	$11,930,270	$3,923,930	$1,696,558,618

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Ohio National Fund, Inc.
	Equity		Money Market		Bond		Omni
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,597,121)	$(1,312,826)	$(3,955,381)	$1,252,799	$(1,265,312)	$(1,699,998)	$138,722	$239,768
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(25,857,074)	(25,638,332)	46,079	22,656	419,306	(227,901)	(802,833)	(493,257)
Unrealized gain (loss)	76,707,419	(171,623,461)	0	0	17,435,858	(14,297,471)	5,620,196	(8,235,909)

Net increase (decrease) in contract owners’ equity from operations	49,253,224	(198,574,619)	(3,909,302)	1,275,455	16,589,852	(16,225,370)	4,956,085	(8,489,398)

Equity transactions:
Contract purchase payments (note 1)	2,693,643	14,103,800	50,714,476	237,895,920	7,025,102	5,255,585	837,765	659,179
Extra credit fund deposit (note 1)	16,519	41,524	226,052	691,886	13,957	20,102	4,841	6,154
Transfers (to) and from other subaccounts	(15,682,009)	(41,780,201)	(13,794,592)	(74,555,168)	5,575,457	(38,543,066)	(290,280)	(1,290,044)
Transfers (to) and from fixed dollar contract	(256,780)	6,939,368	(1,510,509)	(10,575,706)	3,501,490	1,622,575	(76,765)	(1,401)
Withdrawals and surrenders	(6,508,298)	(18,798,385)	(53,567,224)	(70,896,248)	(5,006,881)	(9,398,948)	(1,206,342)	(2,250,903)
Surrender charges (note 2)	(91,046)	(208,032)	(694,270)	(779,845)	(77,390)	(141,549)	(13,784)	(18,002)
Annual contract charges (note 2)	(1,226,307)	(1,436,588)	(2,436,326)	(1,727,493)	(663,143)	(717,772)	(70,915)	(62,733)
Annuity and death benefit payments	(3,212,662)	(5,795,435)	(18,545,855)	(22,239,477)	(2,723,846)	(3,101,470)	(426,418)	(446,241)

Net equity transactions	(24,266,940)	(46,933,949)	(39,608,248)	57,813,869	7,644,746	(45,004,543)	(1,241,898)	(3,403,991)

Net change in contract owners’ equity	24,986,284	(245,508,568)	(43,517,550)	59,089,324	24,234,598	(61,229,913)	3,714,187	(11,893,389)
Contract owners’ equity:
Beginning of period	146,478,863	391,987,431	330,441,727	271,352,403	89,382,529	150,612,442	16,770,865	28,664,254

End of period	$171,465,147	$146,478,863	$286,924,177	$330,441,727	$113,617,127	$89,382,529	$20,485,052	$16,770,865

Change in units:
Beginning units	25,810,255	30,645,278	26,452,604	21,875,064	6,937,720	10,251,341	1,658,118	1,883,820

Units purchased	2,301,981	8,578,323	25,082,522	48,350,572	2,496,395	1,762,649	223,813	190,437
Units redeemed	(6,190,830)	(13,413,346)	(28,235,729)	(43,773,032)	(2,007,039)	(5,076,270)	(280,021)	(416,139)

Ending units	21,921,406	25,810,255	23,299,397	26,452,604	7,427,076	6,937,720	1,601,910	1,658,118

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Ohio National Fund, Inc.
							International
	International		Capital Appreciation		Millennium		Small-Mid Company
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,095,638)	$(3,258,587)	$(37,353)	$(763,371)	$(560,762)	$(270,747)	$(565,619)	$(790,999)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(11,526,886)	6,512,499	(2,401,874)	2,095,077	(1,305,690)	(1,510,046)	(4,537,217)	(1,020,716)
Unrealized gain (loss)	66,552,455	(145,493,967)	30,834,277	(54,330,937)	13,716,857	(10,443,499)	21,771,885	(39,402,843)

Net increase (decrease) in contract owners’ equity from operations	52,929,931	(142,240,055)	28,395,050	(52,999,231)	11,850,405	(12,224,292)	16,669,049	(41,214,558)

Equity transactions:
Contract purchase payments (note 1)	3,757,571	14,815,025	3,448,777	1,727,890	10,410,414	940,422	4,116,305	6,985,943
Extra credit fund deposit (note 1)	15,480	35,047	18,943	18,667	35,845	9,686	18,517	37,027
Transfers (to) and from other subaccounts	(19,762,224)	(47,565,120)	(8,061,948)	(5,960,487)	48,176,805	(1,757,696)	(4,628,376)	(5,711,991)
Transfers (to) and from fixed dollar contract	(489,554)	11,396,823	298,713	716,879	5,327,939	994,061	1,453,480	5,175,720
Withdrawals and surrenders	(5,680,779)	(12,698,611)	(3,773,643)	(8,929,151)	(1,402,450)	(2,065,376)	(1,128,446)	(2,560,463)
Surrender charges (note 2)	(111,214)	(229,540)	(50,358)	(115,877)	(24,075)	(17,590)	(19,569)	(27,747)
Annual contract charges (note 2)	(1,598,603)	(1,842,279)	(624,982)	(643,640)	(348,103)	(67,392)	(457,700)	(422,937)
Annuity and death benefit payments	(4,053,939)	(4,855,819)	(1,951,019)	(2,293,700)	(758,270)	(289,453)	(980,599)	(939,137)

Net equity transactions	(27,923,262)	(40,944,474)	(10,695,517)	(15,479,419)	61,418,105	(2,253,338)	(1,626,388)	2,536,415

Net change in contract owners’ equity	25,006,669	(183,184,529)	17,699,533	(68,478,650)	73,268,510	(14,477,630)	15,042,661	(38,678,143)
Contract owners’ equity:
Beginning of period	157,264,049	340,448,578	77,663,193	146,141,843	14,399,568	28,877,198	38,545,203	77,223,346

End of period	$182,270,718	$157,264,049	$95,362,726	$77,663,193	$87,668,078	$14,399,568	$53,587,864	$38,545,203

Change in units:
Beginning units	22,399,421	25,783,162	6,211,352	7,002,972	1,828,483	2,048,080	3,827,339	3,645,770

Units purchased	2,353,877	7,395,028	614,235	887,007	11,989,210	901,073	1,134,944	1,481,474
Units redeemed	(5,748,360)	(10,778,769)	(1,416,787)	(1,678,627)	(1,119,322)	(1,120,670)	(1,249,896)	(1,299,905)

Ending units	19,004,938	22,399,421	5,408,800	6,211,352	12,698,371	1,828,483	3,712,387	3,827,339

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Ohio National Fund, Inc.
	Aggressive Growth		Small Cap Growth		Mid Cap Opportunity		S&P 500 Index
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(164,035)	$(174,275)	$(114,078)	$(101,722)	$(672,178)	$(890,861)	$321,510	$299,718
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(1,264,879)	(410,174)	(514,341)	(959,712)	(18,009,594)	(2,554,746)	(3,467,247)	(2,020,014)
Unrealized gain (loss)	5,926,980	(6,990,989)	4,380,377	(4,653,065)	33,455,094	(46,872,566)	23,721,065	(31,845,330)

Net increase (decrease) in contract owners’ equity from operations	4,498,066	(7,575,438)	3,751,958	(5,714,499)	14,773,322	(50,318,173)	20,575,328	(33,565,626)

Equity transactions:
Contract purchase payments (note 1)	2,264,600	3,042,357	2,009,082	1,301,404	16,318,731	13,798,171	21,369,819	7,764,039
Extra credit fund deposit (note 1)	3,367	12,308	2,343	2,595	47,576	30,491	20,075	22,410
Transfers (to) and from other subaccounts	(527,953)	1,811,040	1,313,693	(287,356)	(58,322,454)	18,367,777	621,201	(2,941,437)
Transfers (to) and from fixed dollar contract	832,793	1,092,942	937,831	710,845	6,020,073	11,838,075	8,409,430	2,809,009
Withdrawals and surrenders	(289,391)	(412,058)	(257,234)	(654,506)	(1,905,063)	(3,869,722)	(2,807,757)	(7,327,671)
Surrender charges (note 2)	(4,409)	(7,537)	(4,980)	(6,902)	(33,275)	(44,675)	(20,464)	(68,997)
Annual contract charges (note 2)	(123,107)	(95,769)	(79,871)	(52,917)	(400,115)	(402,132)	(459,107)	(303,190)
Annuity and death benefit payments	(254,759)	(219,520)	(118,441)	(113,761)	(1,104,603)	(1,307,166)	(1,065,583)	(1,408,875)

Net equity transactions	1,901,141	5,223,763	3,802,423	899,402	(39,379,130)	38,410,819	26,067,614	(1,454,712)

Net change in contract owners’ equity	6,399,207	(2,351,675)	7,554,381	(4,815,097)	(24,605,808)	(11,907,354)	46,642,942	(35,020,338)
Contract owners’ equity:
Beginning of period	10,109,129	12,460,804	6,146,881	10,961,978	62,923,100	74,830,454	56,606,915	91,627,253

End of period	$16,508,336	$10,109,129	$13,701,262	$6,146,881	$38,317,292	$62,923,100	$103,249,857	$56,606,915

Change in units:
Beginning units	2,356,447	1,600,552	1,410,063	1,248,907	6,694,741	3,649,812	6,370,745	6,291,146

Units purchased	1,321,141	1,714,488	1,197,858	853,605	2,898,307	4,252,747	5,758,701	2,290,749
Units redeemed	(951,542)	(958,593)	(399,793)	(692,449)	(6,769,383)	(1,207,818)	(2,540,610)	(2,211,150)

Ending units	2,726,046	2,356,447	2,208,128	1,410,063	2,823,665	6,694,741	9,588,836	6,370,745

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Ohio National Fund, Inc.
	Strategic Value		High Income Bond		Capital Growth		Nasdaq-100 Index
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$291,721	$355,485	$(1,322,856)	$(870,952)	$(326,884)	$(328,840)	$(397,497)	$(422,637)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(608,352)	500,721	1,684,382	(88,796)	(640,870)	416,840	(847,870)	94,662
Unrealized gain (loss)	1,901,292	(5,404,189)	37,143,802	(19,208,761)	8,942,969	(11,393,551)	14,029,242	(16,771,353)

Net increase (decrease) in contract owners’ equity from operations	1,584,661	(4,547,983)	37,505,328	(20,168,509)	7,975,215	(11,305,551)	12,783,875	(17,099,328)

Equity transactions:
Contract purchase payments (note 1)	3,109,142	645,688	22,242,130	7,385,027	3,780,825	4,317,836	4,874,952	1,793,028
Extra credit fund deposit (note 1)	2,839	4,771	60,223	39,791	7,991	13,618	10,763	2,692
Transfers (to) and from other subaccounts	2,048,796	(6,525,611)	16,230,719	7,754,929	(1,644,998)	(17,874)	(786,555)	(734,407)
Transfers (to) and from fixed dollar contract	634,647	(644,426)	13,782,701	4,314,761	1,854,119	2,769,350	2,058,088	2,243,680
Withdrawals and surrenders	(673,557)	(1,054,335)	(2,993,931)	(4,082,233)	(1,148,170)	(1,703,212)	(1,080,079)	(1,529,789)
Surrender charges (note 2)	(4,216)	(8,808)	(52,658)	(53,479)	(15,113)	(13,703)	(11,718)	(23,633)
Annual contract charges (note 2)	(56,287)	(48,512)	(814,559)	(418,438)	(212,501)	(144,575)	(250,352)	(218,206)
Annuity and death benefit payments	(306,173)	(317,275)	(2,406,340)	(1,650,027)	(407,525)	(459,826)	(538,740)	(644,295)

Net equity transactions	4,755,191	(7,948,508)	46,048,285	13,290,331	2,214,628	4,761,614	4,276,359	889,070

Net change in contract owners’ equity	6,339,852	(12,496,491)	83,553,613	(6,878,178)	10,189,843	(6,543,937)	17,060,234	(16,210,258)
Contract owners’ equity:
Beginning of period	9,244,589	21,741,080	61,794,345	68,672,523	20,932,102	27,476,039	23,243,143	39,453,401

End of period	$15,584,441	$9,244,589	$145,347,958	$61,794,345	$31,121,945	$20,932,102	$40,303,377	$23,243,143

Change in units:
Beginning units	1,138,041	1,899,357	5,801,723	4,756,190	1,474,268	1,241,873	8,365,592	8,137,053

Units purchased	969,363	195,532	6,063,754	3,028,210	603,477	657,006	4,284,828	3,541,610
Units redeemed	(363,091)	(956,848)	(2,587,287)	(1,982,677)	(439,308)	(424,611)	(3,118,843)	(3,313,071)

Ending units	1,744,313	1,138,041	9,278,190	5,801,723	1,638,437	1,474,268	9,531,577	8,365,592

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Ohio National Fund, Inc.
	Bristol		Bryton Growth		U.S. Equity		Balanced
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(614,661)	$(261,155)	$(988,073)	$(787,554)	$(67,141)	$(55,076)	$137,527	$(134,833)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(4,210,071)	(2,040,767)	(2,842,093)	(1,447,772)	(1,651,717)	(451,773)	(218,388)	(90,803)
Unrealized gain (loss)	35,167,217	(41,289,431)	28,035,162	(26,491,423)	3,577,874	(11,045,799)	2,432,778	(3,159,848)

Net increase (decrease) in contract owners’ equity from operations	30,342,485	(43,591,353)	24,204,996	(28,726,749)	1,859,016	(11,552,648)	2,351,917	(3,385,484)

Equity transactions:
Contract purchase payments (note 1)	26,124,245	15,525,338	22,355,346	12,153,102	720,915	1,013,502	1,560,948	1,622,631
Extra credit fund deposit (note 1)	89,254	58,072	65,698	32,447	1,242	914	1,528	4,753
Transfers (to) and from other subaccounts	(6,524,873)	8,886,645	(4,091,662)	3,265,974	(788,600)	(1,611,464)	(250,605)	(132,256)
Transfers (to) and from fixed dollar contract	12,366,521	12,013,313	11,161,231	11,768,826	857,361	2,826,375	885,270	1,583,988
Withdrawals and surrenders	(2,049,129)	(2,678,705)	(1,228,050)	(1,431,551)	(314,140)	(1,036,910)	(185,025)	(410,719)
Surrender charges (note 2)	(56,525)	(58,235)	(38,957)	(35,304)	(11,718)	(23,259)	(1,720)	(4,602)
Annual contract charges (note 2)	(1,006,523)	(682,455)	(773,021)	(507,421)	(105,233)	(103,857)	(90,459)	(59,556)
Annuity and death benefit payments	(2,307,932)	(1,709,083)	(1,664,822)	(1,200,773)	(851,588)	(355,732)	(504,771)	(352,386)

Net equity transactions	26,635,038	31,354,890	25,785,763	24,045,300	(491,761)	709,569	1,415,166	2,251,853

Net change in contract owners’ equity	56,977,523	(12,236,463)	49,990,759	(4,681,449)	1,367,255	(10,843,079)	3,767,083	(1,133,631)
Contract owners’ equity:
Beginning of period	76,623,276	88,859,739	56,121,186	60,802,635	12,248,062	23,091,141	8,956,434	10,090,065

End of period	$133,600,799	$76,623,276	$106,111,945	$56,121,186	$13,615,317	$12,248,062	$12,723,517	$8,956,434

Change in units:
Beginning units	8,799,825	5,988,311	7,539,477	4,876,212	1,606,966	1,555,201	870,839	706,230

Units purchased	4,728,282	4,118,390	5,026,900	4,307,549	379,756	452,601	357,889	410,336
Units redeemed	(2,078,988)	(1,306,876)	(1,932,166)	(1,644,284)	(433,133)	(400,836)	(227,402)	(245,727)

Ending units	11,449,119	8,799,825	10,634,211	7,539,477	1,553,589	1,606,966	1,001,326	870,839

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Ohio National Fund, Inc.
	Income Opportunity		Target VIP		Target Equity/Income		Bristol Growth
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(55,538)	$(59,453)	$2,973	$(11,937)	$113,911	$159,845	$(22,179)	$(12,146)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(242,846)	(24,820)	(2,799,429)	(1,136,967)	(5,523,646)	(1,744,333)	(80,753)	(48,653)
Unrealized gain (loss)	756,306	(1,028,253)	5,389,405	(11,677,942)	7,644,149	(17,289,278)	660,895	(436,030)

Net increase (decrease) in contract owners’ equity from operations	457,922	(1,112,526)	2,592,949	(12,826,846)	2,234,414	(18,873,766)	557,963	(496,829)

Equity transactions:
Contract purchase payments (note 1)	1,102,781	303,934	2,422,684	4,746,042	2,155,479	4,543,394	487,790	197,699
Extra credit fund deposit (note 1)	9,578	400	9,328	9,386	4,092	22,934	1,803	2,578
Transfers (to) and from other subaccounts	(548,312)	363,451	(2,088,589)	1,327,974	(4,768,447)	(2,035,741)	442,831	210,495
Transfers (to) and from fixed dollar contract	182,056	166,190	1,047,024	3,671,275	871,176	2,844,220	177,111	237,345
Withdrawals and surrenders	(77,625)	(141,422)	(899,229)	(1,035,446)	(1,065,987)	(1,074,101)	(8,383)	(1,075)
Surrender charges (note 2)	(637)	(2,809)	(15,958)	(42,145)	(12,496)	(30,548)	(271)	(2)
Annual contract charges (note 2)	(28,548)	(26,136)	(281,544)	(205,474)	(262,405)	(256,557)	(19,839)	(9,323)
Annuity and death benefit payments	(190,673)	(90,864)	(483,089)	(395,970)	(552,052)	(490,784)	(42,535)	(16,610)

Net equity transactions	448,620	572,744	(289,373)	8,075,642	(3,630,640)	3,522,817	1,038,507	621,107

Net change in contract owners’ equity	906,542	(539,782)	2,303,576	(4,751,204)	(1,396,226)	(15,350,949)	1,596,470	124,278
Contract owners’ equity:
Beginning of period	4,449,399	4,989,181	17,880,279	22,631,483	22,547,580	37,898,529	905,039	780,761

End of period	$5,355,941	$4,449,399	$20,183,855	$17,880,279	$21,151,354	$22,547,580	$2,501,509	$905,039

Change in units:
Beginning units	477,359	418,770	2,671,966	1,890,034	3,495,439	3,182,790	150,630	76,182

Units purchased	230,904	139,978	906,379	1,279,199	960,842	1,334,014	232,046	99,740
Units redeemed	(193,341)	(81,389)	(915,524)	(497,267)	(1,504,473)	(1,021,365)	(86,033)	(25,292)

Ending units	514,922	477,359	2,662,821	2,671,966	2,951,808	3,495,439	296,643	150,630

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Dow Target 10 Portfolios
	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(22,941)	$(34,904)	$(25,095)	$(37,547)	$(21,394)	$(36,683)	$(22,725)	$(36,699)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(135,164)	(114,117)	(256,560)	(94,117)	(271,713)	26,735	(206,156)	(181,674)
Unrealized gain (loss)	504,826	(1,069,137)	832,356	(1,659,626)	430,018	(1,497,118)	432,289	(1,008,832)

Net increase (decrease) in contract owners’ equity from operations	346,721	(1,218,158)	550,701	(1,791,290)	136,911	(1,507,066)	203,408	(1,227,205)

Equity transactions:
Contract purchase payments (note 1)	188,218	346,028	342,688	136,242	82,145	110,081	15,115	221,888
Extra credit fund deposit (note 1)	20	2,800	925	0	321	0	111	6
Transfers (to) and from other subaccounts	(147,618)	(428,166)	(314,384)	68,694	(94,692)	(349,044)	(260,191)	(1,640,563)
Transfers (to) and from fixed dollar contract	106,204	408,311	120,566	405,731	98,162	101,468	88,858	109,991
Withdrawals and surrenders	(81,581)	(157,851)	(166,629)	(376,732)	(305,997)	(502,133)	(87,889)	(287,347)
Surrender charges (note 2)	(1,250)	(3,423)	(465)	(2,686)	(5,108)	(13,636)	(713)	(2,611)
Annual contract charges (note 2)	(14,069)	(16,297)	(14,387)	(14,342)	(12,377)	(13,409)	(17,778)	(19,088)
Annuity and death benefit payments	(41,072)	(138,840)	(27,994)	(73,698)	(38,610)	(31,744)	(49,063)	(51,502)

Net equity transactions	8,852	12,562	(59,680)	143,209	(276,156)	(698,417)	(311,550)	(1,669,226)

Net change in contract owners’ equity	355,573	(1,205,596)	491,021	(1,648,081)	(139,245)	(2,205,483)	(108,142)	(2,896,431)
Contract owners’ equity:
Beginning of period	1,649,319	2,854,915	1,909,877	3,557,958	2,016,684	4,222,167	2,161,051	5,057,482

End of period	$2,004,892	$1,649,319	$2,400,898	$1,909,877	$1,877,439	$2,016,684	$2,052,909	$2,161,051

Change in units:
Beginning units	211,163	226,259	240,854	238,602	280,868	345,043	251,913	380,481

Units purchased	62,178	93,125	73,983	87,186	38,212	40,774	30,185	81,538
Units redeemed	(49,157)	(108,221)	(75,061)	(84,934)	(76,729)	(104,949)	(69,666)	(210,106)

Ending units	224,184	211,163	239,776	240,854	242,351	280,868	212,432	251,913

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Dow Target 5 Portfolios
	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(12,312)	$(24,929)	$(8,477)	$(17,350)	$(6,067)	$(13,657)	$(9,692)	$(18,009)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(374,109)	(219,456)	(195,107)	(259,736)	(213,932)	(122,551)	(219,155)	(74,683)
Unrealized gain (loss)	566,439	(985,180)	332,900	(635,560)	133,250	(607,834)	225,205	(590,488)

Net increase (decrease) in contract owners’ equity from operations	180,018	(1,229,565)	129,316	(912,646)	(86,749)	(744,042)	(3,642)	(683,180)

Equity transactions:
Contract purchase payments (note 1)	51,718	313,610	127,847	96,625	105,820	120,224	649	149,215
Extra credit fund deposit (note 1)	22	3,874	923	466	0	126	0	613
Transfers (to) and from other subaccounts	(493,395)	661,216	(223,107)	(235,821)	(139,682)	(261,567)	(290,234)	(215,452)
Transfers (to) and from fixed dollar contract	32,560	279,547	37,055	294,413	46,792	236,275	32,384	93,252
Withdrawals and surrenders	(29,728)	(38,064)	(12,972)	(69,470)	(4,816)	(44,956)	(7,692)	(44,051)
Surrender charges (note 2)	(1,014)	(323)	(16)	(1,283)	(15)	(1,238)	(60)	(394)
Annual contract charges (note 2)	(15,727)	(16,911)	(8,331)	(10,522)	(5,893)	(8,150)	(8,203)	(11,950)
Annuity and death benefit payments	(17,573)	(26,627)	(16,995)	(21,305)	(14,751)	(23,622)	(14,929)	(18,671)

Net equity transactions	(473,137)	1,176,322	(95,596)	53,103	(12,545)	17,092	(288,085)	(47,438)

Net change in contract owners’ equity	(293,119)	(53,243)	33,720	(859,543)	(99,294)	(726,950)	(291,727)	(730,618)
Contract owners’ equity:
Beginning of period	1,050,706	1,103,949	660,021	1,519,564	608,006	1,334,956	1,021,414	1,752,032

End of period	$757,587	$1,050,706	$693,741	$660,021	$508,712	$608,006	$729,687	$1,021,414

Change in units:
Beginning units	128,259	68,621	75,955	87,534	95,709	99,078	131,447	131,051

Units purchased	28,072	113,175	26,918	48,186	32,779	48,784	9,669	43,078
Units redeemed	(77,656)	(53,537)	(35,506)	(59,765)	(36,281)	(52,153)	(51,295)	(42,682)

Ending units	78,675	128,259	67,367	75,955	92,207	95,709	89,821	131,447

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Fidelity Variable Insurance Products Fund
	VIP Growth		VIP Equity Income		VIP High Income
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(7,824)	$(8,436)	$6,795	$10,610	$7,904	$9,208
Reinvested capital gains	805	0	0	1,536	0	0
Realized gain (loss)	(87,679)	(27,064)	(80,909)	(131,007)	(7,414)	(48,464)
Unrealized gain (loss)	320,893	(871,343)	259,749	(529,765)	39,217	(907)

Net increase (decrease) in contract owners’ equity from operations	226,195	(906,843)	185,635	(648,626)	39,707	(40,163)

Equity transactions:
Contract purchase payments (note 1)	19,120	17,663	19,410	14,118	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	29,954	(140,318)	(14,597)	(215,842)	0	(3,566)
Transfers (to) and from fixed dollar contract	0	(920)	(441)	(44,655)	0	(2,528)
Withdrawals and surrenders	(132,728)	(253,805)	(80,244)	(388,494)	(5,907)	(66,070)
Surrender charges (note 2)	(503)	(602)	(484)	(542)	(28)	(353)
Annual contract charges (note 2)	(1,969)	(2,196)	(1,277)	(1,536)	(241)	(226)
Annuity and death benefit payments	(1,740)	(2,529)	(15,780)	(9,032)	(1,989)	(1,700)

Net equity transactions	(87,866)	(382,707)	(93,413)	(645,983)	(8,165)	(74,443)

Net change in contract owners’ equity	138,329	(1,289,550)	92,222	(1,294,609)	31,542	(114,606)
Contract owners’ equity:
Beginning of period	897,770	2,187,320	712,129	2,006,738	99,929	214,535

End of period	$1,036,099	$897,770	$804,351	$712,129	$131,471	$99,929

Change in units:
Beginning units	81,039	102,968	60,017	95,735	10,946	17,402

Units purchased	5,490	3,812	1,616	1,096	0	0
Units redeemed	(12,678)	(25,741)	(8,894)	(36,814)	(812)	(6,456)

Ending units	73,851	81,039	52,739	60,017	10,134	10,946

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Janus Aspen Series — Institutional Shares
	Janus		Overseas		Worldwide		Balanced
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(40,086)	$(44,034)	$(26,185)	$(7,452)	$4,297	$(5,749)	$175,389	$161,979
Reinvested capital gains	0	0	104,368	849,301	0	0	383,160	884,877
Realized gain (loss)	(477,887)	(653,016)	(7,549)	1,206,455	(265,007)	(285,059)	(106,234)	353,638
Unrealized gain (loss)	2,158,760	(3,066,051)	1,960,950	(5,529,924)	1,134,110	(2,240,573)	1,764,113	(3,601,341)

Net increase (decrease) in contract owners’ equity from operations	1,640,787	(3,763,101)	2,031,584	(3,481,620)	873,400	(2,531,381)	2,216,428	(2,200,847)

Equity transactions:
Contract purchase payments (note 1)	17,825	41,567	9,124	71,189	18,456	78,669	43,506	76,002
Extra credit fund deposit (note 1)	32	147	41	48	16	98	24	24
Transfers (to) and from other subaccounts	40,380	(402,216)	(52,901)	(646,177)	(23,078)	(241,585)	235,997	(241,089)
Transfers (to) and from fixed dollar contract	(39,046)	(156,853)	(61,396)	(56,584)	(38,022)	(80,268)	(205,478)	(232,787)
Withdrawals and surrenders	(350,869)	(1,007,811)	(305,292)	(1,385,345)	(230,453)	(918,549)	(775,854)	(2,835,551)
Surrender charges (note 2)	(1,169)	(3,790)	(352)	(641)	(1,360)	(2,864)	(4,079)	(7,921)
Annual contract charges (note 2)	(16,887)	(18,236)	(9,775)	(10,940)	(7,855)	(8,949)	(18,008)	(17,882)
Annuity and death benefit payments	(117,813)	(128,852)	(71,214)	(105,599)	(49,273)	(126,001)	(334,724)	(520,196)

Net equity transactions	(467,547)	(1,676,044)	(491,765)	(2,134,049)	(331,569)	(1,299,449)	(1,058,616)	(3,779,400)

Net change in contract owners’ equity	1,173,240	(5,439,145)	1,539,819	(5,615,669)	541,831	(3,830,830)	1,157,812	(5,980,247)
Contract owners’ equity:
Beginning of period	5,072,090	10,511,235	2,881,060	8,496,729	2,672,684	6,503,514	9,828,087	15,808,334

End of period	$6,245,330	$5,072,090	$4,420,879	$2,881,060	$3,214,515	$2,672,684	$10,985,899	$9,828,087

Change in units:
Beginning units	707,789	870,912	196,434	275,304	390,947	520,259	681,272	907,970

Units purchased	19,508	23,640	15,408	32,960	10,184	14,910	48,682	43,670
Units redeemed	(77,900)	(186,763)	(42,231)	(111,830)	(56,907)	(144,222)	(114,803)	(270,368)

Ending units	649,397	707,789	169,611	196,434	344,224	390,947	615,151	681,272

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Legg Mason Partners Variable Equity Trust — Class I
			Legg Mason ClearBridge
	Legg Mason ClearBridge		Variable Equity		Legg Mason ClearBridge
	Variable Fundamental Value		Income Builder		Variable Investors
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$12,148	$66,604	$69,729	$(20,129)	$55,269	$14,142
Reinvested capital gains	0	11,466	0	113,625	0	220,326
Realized gain (loss)	(1,543,256)	(1,473,749)	(610,147)	(691,166)	(461,818)	(208,831)
Unrealized gain (loss)	4,562,412	(5,399,410)	1,223,195	(1,553,389)	2,104,032	(3,436,676)

Net increase (decrease) in contract owners’ equity from operations	3,031,304	(6,795,089)	682,777	(2,151,059)	1,697,483	(3,411,039)

Equity transactions:
Contract purchase payments (note 1)	1,204,985	1,729,080	105,130	161,773	1,081,606	1,833,319
Extra credit fund deposit (note 1)	5,256	3,220	861	149	2,351	6,579
Transfers (to) and from other subaccounts	(934,149)	(1,478,880)	36,555	(503,691)	424,468	(513,823)
Transfers (to) and from fixed dollar contract	425,008	995,082	4,616	(133,649)	180,965	1,019,551
Withdrawals and surrenders	(537,178)	(927,936)	(286,904)	(542,452)	(236,821)	(453,646)
Surrender charges (note 2)	(4,186)	(11,737)	(2,648)	(1,993)	(1,320)	(2,744)
Annual contract charges (note 2)	(94,434)	(92,417)	(19,348)	(17,451)	(53,781)	(33,793)
Annuity and death benefit payments	(181,029)	(376,932)	(122,698)	(117,471)	(129,211)	(185,620)

Net equity transactions	(115,727)	(160,520)	(284,436)	(1,154,785)	1,268,257	1,669,823

Net change in contract owners’ equity	2,915,577	(6,955,609)	398,341	(3,305,844)	2,965,740	(1,741,216)
Contract owners’ equity:
Beginning of period	11,249,491	18,205,100	3,453,408	6,759,252	6,385,044	8,126,260

End of period	$14,165,068	$11,249,491	$3,851,749	$3,453,408	$9,350,784	$6,385,044

Change in units:
Beginning units	919,735	933,351	394,239	494,823	610,206	498,088

Units purchased	201,053	261,481	62,437	51,885	298,470	282,654
Units redeemed	(211,275)	(275,097)	(94,062)	(152,469)	(181,792)	(170,536)

Ending units	909,513	919,735	362,614	394,239	726,884	610,206

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Wells Fargo Advantage Variable Trust Funds
	Opportunity		Small/Mid Cap Value		Discovery
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(59,425)	$42,853	$(653)	$(9,749)	$(62,569)	$(106,620)
Reinvested capital gains	0	1,682,869	0	140,920	0	0
Realized gain (loss)	(815,007)	(615,964)	(52,468)	(17,890)	5,953	693,597
Unrealized gain (loss)	2,645,816	(4,585,432)	269,648	(469,859)	1,632,086	(4,794,785)

Net increase (decrease) in contract owners’ equity from operations	1,771,384	(3,475,674)	216,527	(356,578)	1,575,470	(4,207,808)

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	18,100
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(495,047)	(732,755)	0	(107,853)	(119,542)	(930,262)
Transfers (to) and from fixed dollar contract	(39,569)	(192,789)	(14,718)	(18,372)	(97,278)	(105,774)
Withdrawals and surrenders	(440,626)	(1,583,522)	(17,090)	(30,663)	(358,292)	(1,168,966)
Surrender charges (note 2)	(2,356)	(5,679)	(210)	(54)	(1,356)	(5,024)
Annual contract charges (note 2)	(9,175)	(12,636)	(896)	(1,058)	(10,494)	(13,013)
Annuity and death benefit payments	(126,406)	(293,693)	(27,472)	(9,348)	(115,030)	(245,420)

Net equity transactions	(1,113,179)	(2,821,074)	(60,386)	(167,348)	(701,992)	(2,450,359)

Net change in contract owners’ equity	658,205	(6,296,748)	156,141	(523,926)	873,478	(6,658,167)
Contract owners’ equity:
Beginning of period	4,430,549	10,727,297	409,550	933,476	4,542,713	11,200,880

End of period	$5,088,754	$4,430,549	$565,691	$409,550	$5,416,191	$4,542,713

Change in units:
Beginning units	420,631	602,019	49,584	61,522	485,603	658,290

Units purchased	0	0	0	0	0	0
Units redeemed	(88,728)	(181,388)	(6,166)	(11,938)	(67,831)	(172,687)

Ending units	331,903	420,631	43,418	49,584	417,772	485,603

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Van Kampen Universal Institutional Funds — Class I
	Core Plus Fixed Income		U.S. Real Estate		Value		Emerging Markets Debt
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$121,809	$127,726	$91,147	$183,399	$627	$2,668	$419	$1,377
Reinvested capital gains	0	0	0	3,238,970	0	19,100	0	952
Realized gain (loss)	(176,074)	(92,450)	(2,084,596)	(1,112,223)	(1,144)	(24,483)	(9)	1,234
Unrealized gain (loss)	258,658	(489,237)	3,106,466	(5,660,231)	7,831	(31,940)	1,165	(5,159)

Net increase (decrease) in contract owners’ equity from operations	204,393	(453,961)	1,113,017	(3,350,085)	7,314	(34,655)	1,575	(1,596)

Equity transactions:
Contract purchase payments (note 1)	1,986	10,870	52,455	120,357	0	0	0	0
Extra credit fund deposit (note 1)	10	90	280	902	0	0	0	0
Transfers (to) and from other subaccounts	(1,470,653)	1,230,539	(699,340)	(1,197,587)	0	(124,483)	0	(52,239)
Transfers (to) and from fixed dollar contract	(68,806)	(4,889)	(105,375)	(430,376)	0	0	0	0
Withdrawals and surrenders	(323,906)	(537,373)	(415,654)	(1,792,251)	(1,362)	(25,481)	0	(719)
Surrender charges (note 2)	(661)	(1,177)	(2,234)	(15,088)	(7)	(11)	0	(5)
Annual contract charges (note 2)	(4,867)	(4,461)	(10,213)	(13,227)	(66)	(106)	(7)	(84)
Annuity and death benefit payments	(147,068)	(170,062)	(98,768)	(154,779)	(35)	(12,932)	0	0

Net equity transactions	(2,013,965)	523,537	(1,278,849)	(3,482,049)	(1,470)	(163,013)	(7)	(53,047)

Net change in contract owners’ equity	(1,809,572)	69,576	(165,832)	(6,832,134)	5,844	(197,668)	1,568	(54,643)
Contract owners’ equity:
Beginning of period	3,521,333	3,451,757	5,134,510	11,966,644	25,851	223,519	5,546	60,189

End of period	$1,711,761	$3,521,333	$4,968,678	$5,134,510	$31,695	$25,851	$7,114	$5,546

Change in units:
Beginning units	268,954	233,638	291,059	417,852	2,761	15,599	345	3,141

Units purchased	66,544	142,969	52,491	70,010	0	0	0	0
Units redeemed	(214,699)	(107,653)	(121,118)	(196,803)	(158)	(12,838)	0	(2,796)

Ending units	120,799	268,954	222,432	291,059	2,603	2,761	345	345

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Goldman Sachs Variable Insurance Trust — Institutional Shares
	Growth and Income		Structured U.S. Equity		Capital Growth
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,773,152	$2,463,470	$216,655	$94,649	$(81,635)	$(152,059)
Reinvested capital gains	0	30,923	0	379,286	0	0
Realized gain (loss)	(21,367,358)	(15,283,673)	(3,633,386)	(1,905,120)	(642,145)	1,853
Unrealized gain (loss)	69,215,157	(111,776,123)	8,890,479	(18,589,295)	4,439,728	(6,255,673)

Net increase (decrease) in contract owners’ equity from operations	49,620,951	(124,565,403)	5,473,748	(20,020,480)	3,715,948	(6,405,879)

Equity transactions:
Contract purchase payments (note 1)	3,003,547	23,674,565	293,886	473,112	176,575	355,940
Extra credit fund deposit (note 1)	10,538	64,524	1,414	1,611	3,231	470
Transfers (to) and from other subaccounts	52,830,474	21,790,250	(2,046,713)	(1,698,579)	588,990	224,014
Transfers (to) and from fixed dollar contract	1,103,248	34,859,313	(98,173)	443,944	(66,906)	166,416
Withdrawals and surrenders	(5,431,223)	(8,262,520)	(1,196,398)	(2,625,354)	(723,523)	(674,213)
Surrender charges (note 2)	(139,016)	(172,187)	(17,829)	(42,279)	(9,377)	(6,979)
Annual contract charges (note 2)	(3,280,333)	(2,553,897)	(276,967)	(314,253)	(82,277)	(72,973)
Annuity and death benefit payments	(6,956,336)	(5,968,292)	(797,870)	(1,006,484)	(206,359)	(281,469)

Net equity transactions	41,140,899	63,431,756	(4,138,650)	(4,768,282)	(319,646)	(288,794)

Net change in contract owners’ equity	90,761,850	(61,133,647)	1,335,098	(24,788,762)	3,396,302	(6,694,673)
Contract owners’ equity:
Beginning of period	235,473,794	296,607,441	31,193,451	55,982,213	8,803,291	15,497,964

End of period	$326,235,644	$235,473,794	$32,528,549	$31,193,451	$12,199,593	$8,803,291

Change in units:
Beginning units	29,972,161	24,390,981	4,075,127	4,546,088	1,230,152	1,244,487

Units purchased	11,207,129	10,656,910	365,483	504,797	311,510	283,767
Units redeemed	(5,622,577)	(5,075,730)	(890,414)	(975,758)	(370,213)	(298,102)

Ending units	35,556,713	29,972,161	3,550,196	4,075,127	1,171,449	1,230,152

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Lazard Retirement Series, Inc.
	Emerging Markets Equity		U.S. Small-Mid Cap Equity		U.S. Strategic Equity		International Equity
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$3,559,595	$2,127,557	$(823,655)	$(359,780)	$(4,363)	$(2,082)	$4,041,761	$873,879
Reinvested capital gains	0	11,707,841	0	0	0	0	0	595,123
Realized gain (loss)	(14,665,959)	(10,225,129)	(1,069,866)	(4,534,273)	(257,465)	(164,097)	(15,602,190)	(13,616,891)
Unrealized gain (loss)	102,606,644	(105,717,493)	33,494,594	(6,942,405)	743,709	(363,049)	64,654,159	(59,489,426)

Net increase (decrease) in contract owners’ equity from operations	91,500,280	(102,107,224)	31,601,073	(11,836,458)	481,881	(529,228)	53,093,730	(71,637,315)

Equity transactions:
Contract purchase payments (note 1)	47,487,622	35,517,547	14,700,132	2,110,121	734,411	214,472	88,780,505	49,682,719
Extra credit fund deposit (note 1)	124,019	106,815	43,024	6,993	1,557	1,726	236,129	111,097
Transfers (to) and from other subaccounts	(13,300,366)	255,339	51,256,043	(711,237)	(31,850)	356,032	(22,200,724)	26,793,746
Transfers (to) and from fixed dollar contract	18,690,595	25,022,190	6,673,780	369,237	113,387	120,815	42,123,691	48,080,203
Withdrawals and surrenders	(4,165,162)	(4,766,298)	(1,413,211)	(2,137,191)	(24,031)	(11,139)	(2,948,058)	(2,699,565)
Surrender charges (note 2)	(81,710)	(66,665)	(24,099)	(20,683)	(543)	(131)	(98,669)	(56,062)
Annual contract charges (note 2)	(1,641,058)	(1,069,819)	(541,647)	(140,336)	(14,079)	(9,829)	(2,188,545)	(1,180,733)
Annuity and death benefit payments	(3,195,401)	(2,337,191)	(1,272,944)	(426,408)	(29,548)	(23,444)	(4,873,424)	(3,135,964)

Net equity transactions	43,918,539	52,661,918	69,421,078	(949,504)	749,304	648,502	98,830,905	117,595,441

Net change in contract owners’ equity	135,418,819	(49,445,306)	101,022,151	(12,785,962)	1,231,185	119,274	151,924,635	45,958,126
Contract owners’ equity:
Beginning of period	119,061,620	168,506,926	20,022,094	32,808,056	1,408,740	1,289,466	163,801,918	117,843,792

End of period	$254,480,439	$119,061,620	$121,044,245	$20,022,094	$2,639,925	$1,408,740	$315,726,553	$163,801,918

Change in units:
Beginning units	6,934,099	4,950,816	1,821,966	1,867,226	184,066	107,537	17,427,391	7,793,330

Units purchased	4,675,161	4,133,572	6,783,861	493,072	200,848	106,841	18,001,276	12,276,122
Units redeemed	(2,720,971)	(2,150,289)	(1,278,328)	(538,332)	(109,305)	(30,312)	(7,402,910)	(2,642,061)

Ending units	8,888,289	6,934,099	7,327,499	1,821,966	275,609	184,066	28,025,757	17,427,391

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

					UBS Series Trust		Old Mutual Insurance
	The Prudential Series Fund, Inc.				Class I		Series Fund
							Technology &
	Jennison 20/20 Focus		Jennison		U.S. Allocation		Communications
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,368,763)	$(1,708,442)	$(85,931)	$(109,496)	$77,136	$60,503	$(15,147)
Reinvested capital gains	0	7,816,743	0	0	0	0	0
Realized gain (loss)	(10,801,264)	(9,214,834)	(275,745)	(107,179)	(1,389,458)	(5,520)	(688,766)
Unrealized gain (loss)	96,684,356	(66,354,710)	3,412,647	(3,948,637)	1,152,072	(1,771,805)	291,107

Net increase (decrease) in contract owners’ equity from operations	83,514,329	(69,461,243)	3,050,971	(4,165,312)	(160,250)	(1,716,822)	(412,806)

Equity transactions:
Contract purchase payments (note 1)	57,113,484	35,196,351	2,997,210	395,306	0	0	0
Extra credit fund deposit (note 1)	153,711	59,659	1,055	72	0	0	0
Transfers (to) and from other subaccounts	(43,182,288)	35,096,446	88,107	(1,119,467)	(2,626,188)	(142,344)	(1,019,090)
Transfers (to) and from fixed dollar contract	24,719,687	27,120,094	342,038	359,014	(27,914)	(70,788)	(36,677)
Withdrawals and surrenders	(3,670,118)	(4,214,396)	(365,085)	(517,033)	(56,698)	(310,368)	(190,184)
Surrender charges (note 2)	(83,172)	(61,953)	(2,408)	(5,617)	(258)	(1,880)	(512)
Annual contract charges (note 2)	(1,703,659)	(971,758)	(54,712)	(52,974)	(3,194)	(12,099)	(2,986)
Annuity and death benefit payments	(3,776,604)	(2,196,699)	(168,155)	(156,765)	(12,255)	(118,765)	(12,302)

Net equity transactions	29,571,041	90,027,744	2,838,050	(1,097,464)	(2,726,507)	(656,244)	(1,261,751)

Net change in contract owners’ equity	113,085,370	20,566,501	5,889,021	(5,262,776)	(2,886,757)	(2,373,066)	(1,674,557)
Contract owners’ equity:
Beginning of period	130,564,811	109,998,310	6,223,488	11,486,264	2,886,757	5,259,823	1,674,557

End of period	$243,650,181	$130,564,811	$12,112,509	$6,223,488	$0	$2,886,757	$0

Change in units:
Beginning units	14,250,178	7,180,690	1,256,315	1,433,204	429,475	498,908	661,678

Units purchased	9,771,965	9,536,171	771,222	255,056	0	0	0
Units redeemed	(6,905,034)	(2,466,683)	(299,757)	(431,945)	(429,475)	(69,433)	(661,678)

Ending units	17,117,109	14,250,178	1,727,780	1,256,315	0	429,475	0

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Fidelity Variable Insurance Products Fund — Service Class 2
	VIP Mid Cap		VIP Contrafund		VIP Growth
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,464,994)	$(2,044,453)	$(121,116)	$(1,117,916)	$(259,186)	$(232,706)
Reinvested capital gains	990,917	30,451,579	79,824	7,272,735	20,372	0
Realized gain (loss)	(10,905,123)	(7,735,807)	(29,454,746)	(28,090,166)	(3,406,725)	(1,211,655)
Unrealized gain (loss)	68,937,264	(113,057,363)	110,623,580	(127,831,765)	9,347,202	(18,034,218)

Net increase (decrease) in contract owners’ equity from operations	57,558,064	(92,386,044)	81,127,542	(149,767,112)	5,701,663	(19,478,579)

Equity transactions:
Contract purchase payments (note 1)	27,979,167	22,058,704	47,497,155	44,035,414	2,404,442	4,302,076
Extra credit fund deposit (note 1)	85,124	83,507	109,537	127,095	3,368	22,870
Transfers (to) and from other subaccounts	(10,025,555)	(9,742,281)	(20,197,287)	3,266,828	(2,705,954)	453,786
Transfers (to) and from fixed dollar contract	12,952,692	14,872,524	20,726,173	32,059,277	940,368	2,511,392
Withdrawals and surrenders	(5,374,562)	(9,175,679)	(6,773,291)	(11,093,047)	(854,726)	(1,835,496)
Surrender charges (note 2)	(72,268)	(103,698)	(129,746)	(134,853)	(10,773)	(24,470)
Annual contract charges (note 2)	(1,504,508)	(1,230,403)	(2,276,451)	(1,715,782)	(179,082)	(131,181)
Annuity and death benefit payments	(3,313,965)	(3,143,732)	(4,583,425)	(4,207,183)	(396,732)	(782,707)

Net equity transactions	20,726,125	13,618,942	34,372,665	62,337,749	(799,089)	4,516,270

Net change in contract owners’ equity	78,284,189	(78,767,102)	115,500,207	(87,429,363)	4,902,574	(14,962,309)
Contract owners’ equity:
Beginning of period	140,531,536	219,298,638	211,994,599	299,423,962	21,281,961	36,244,270

End of period	$218,815,725	$140,531,536	$327,494,806	$211,994,599	$26,184,535	$21,281,961

Change in units:
Beginning units	10,147,808	9,428,743	24,956,365	19,945,934	4,769,142	4,224,703

Units purchased	3,761,153	3,282,365	10,790,438	11,030,543	1,722,585	2,255,752
Units redeemed	(2,424,246)	(2,563,300)	(6,892,878)	(6,020,112)	(1,851,184)	(1,711,313)

Ending units	11,484,715	10,147,808	28,853,925	24,956,365	4,640,543	4,769,142

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Fidelity Variable Insurance Products
	Fund — Service Class 2
	VIP Equity-Income		VIP Real Estate
	Subaccount		Subaccount
	2009	2008	2009	2008 (a)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$772,627	$1,419,506	$73,617	$33,320
Reinvested capital gains	0	128,629	0	16,241
Realized gain (loss)	(18,436,037)	(13,398,864)	788,232	(125,371)
Unrealized gain (loss)	44,422,880	(56,707,066)	1,760,742	(259,759)

Net increase (decrease) in contract owners’ equity from operations	26,759,470	(68,557,795)	2,622,591	(335,569)

Equity transactions:
Contract purchase payments (note 1)	10,919,684	10,344,576	1,927,182	792,238
Extra credit fund deposit (note 1)	34,131	20,222	5,332	1,565
Transfers (to) and from other subaccounts	(14,237,013)	(155,528)	247,392	563,088
Transfers (to) and from fixed dollar contract	2,865,076	6,096,778	1,264,058	151,976
Withdrawals and surrenders	(2,320,123)	(4,246,188)	(124,523)	(6,060)
Surrender charges (note 2)	(56,353)	(89,044)	(1,965)	0
Annual contract charges (note 2)	(1,101,562)	(1,075,932)	(27,825)	(1,256)
Annuity and death benefit payments	(2,505,201)	(2,693,902)	(51,211)	(5,607)

Net equity transactions	(6,401,361)	8,200,982	3,238,440	1,495,944

Net change in contract owners’ equity	20,358,109	(60,356,813)	5,861,031	1,160,375
Contract owners’ equity:
Beginning of period	94,353,063	154,709,876	1,160,375	0

End of period	$114,711,172	$94,353,063	$7,021,406	$1,160,375

Change in units:
Beginning units	11,417,909	10,578,270	219,437	0

Units purchased	3,022,348	3,777,560	1,523,153	252,977
Units redeemed	(3,561,002)	(2,937,921)	(762,964)	(33,540)

Ending units	10,879,255	11,417,909	979,626	219,437

(a)	Period from May 1, 2008, date of commencement of operations

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Janus Aspen Series — Service Shares
	Janus		Worldwide		Balanced		Overseas
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(180,364)	$(145,519)	$7,092	$(40,106)	$1,142,173	$692,738	$(2,009,088)	$(476,838)
Reinvested capital gains	0	0	0	0	2,546,627	4,344,058	6,378,469	39,538,272
Realized gain (loss)	(2,032,417)	(1,158,775)	(486,980)	134,329	(474,509)	1,138,400	(22,213,905)	(11,511,433)
Unrealized gain (loss)	8,378,456	(8,499,947)	4,787,905	(8,045,075)	12,653,707	(17,651,281)	139,903,245	(196,542,569)

Net increase (decrease) in contract owners’ equity from operations	6,165,675	(9,804,241)	4,308,017	(7,950,852)	15,867,998	(11,476,085)	122,058,721	(168,992,568)

Equity transactions:
Contract purchase payments (note 1)	5,154,627	2,618,205	2,919,272	1,333,290	15,094,302	7,683,967	32,247,714	32,437,598
Extra credit fund deposit (note 1)	7,724	4,940	5,415	2,306	69,311	46,153	86,264	104,056
Transfers (to) and from other subaccounts	(3,181,689)	2,311,845	(817,826)	(247,565)	6,130,219	(278,842)	(27,616,793)	6,015,905
Transfers (to) and from fixed dollar contract	1,824,971	1,188,150	2,663,004	720,547	6,522,179	2,743,705	10,864,011	23,159,153
Withdrawals and surrenders	(894,653)	(1,192,870)	(555,822)	(1,326,834)	(3,329,997)	(7,904,786)	(5,239,685)	(7,642,779)
Surrender charges (note 2)	(9,002)	(13,215)	(6,140)	(14,054)	(29,981)	(39,757)	(118,631)	(130,108)
Annual contract charges (note 2)	(112,321)	(96,825)	(82,602)	(57,161)	(399,288)	(210,832)	(2,346,801)	(1,920,782)
Annuity and death benefit payments	(472,008)	(562,696)	(257,679)	(323,916)	(1,457,244)	(1,561,277)	(4,925,864)	(4,074,217)

Net equity transactions	2,317,649	4,257,534	3,867,622	86,613	22,599,501	478,331	2,950,215	47,948,826

Net change in contract owners’ equity	8,483,324	(5,546,707)	8,175,639	(7,864,239)	38,467,499	(10,997,754)	125,008,936	(121,043,742)
Contract owners’ equity:
Beginning of period	15,498,269	21,044,976	9,753,792	17,618,031	54,219,792	65,217,546	165,175,566	286,219,308

End of period	$23,981,593	$15,498,269	$17,929,431	$9,753,792	$92,687,291	$54,219,792	$290,184,502	$165,175,566

Change in units:
Beginning units	3,539,532	2,854,509	2,424,258	2,392,107	5,149,346	5,140,481	21,523,694	17,545,578

Units purchased	2,169,158	1,459,730	1,753,566	802,414	3,428,707	2,094,845	7,105,029	10,090,948
Units redeemed	(1,624,633)	(774,707)	(888,698)	(770,263)	(1,482,914)	(2,085,980)	(7,219,122)	(6,112,832)

Ending units	4,084,057	3,539,532	3,289,126	2,424,258	7,095,139	5,149,346	21,409,601	21,523,694

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

					J.P. Morgan Insurance
					Trust — Class I (note 4)
	J.P. Morgan Series Trust II (note 4)				Small
	Small Company		Mid Cap Value		Cap Core	Mid Cap Value
	Subaccount		Subaccount		Subaccount	Subaccount
	2009	2008	2009	2008	2009	2009

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$22,026	$(178,620)	$2,216,901	$(294,167)	$(84,471)	$(1,098,960)
Reinvested capital gains	192,455	1,754,370	236,875	11,041,944	0	0
Realized gain (loss)	(6,547,646)	(892,982)	(52,241,829)	(5,744,721)	278,940	3,231,987
Unrealized gain (loss)	5,627,453	(6,408,530)	46,022,356	(63,204,832)	3,125,473	28,906,426

Net increase (decrease) in contract owners’ equity from operations	(705,712)	(5,725,762)	(3,765,697)	(58,201,776)	3,319,942	31,039,453

Equity transactions:
Contract purchase payments (note 1)	344,019	595,961	3,620,639	11,365,933	539,912	8,641,476
Extra credit fund deposit (note 1)	1,470	4,207	5,040	27,296	1,437	13,859
Transfers (to) and from other subaccounts	(10,901,289)	(2,068,542)	(108,785,500)	(16,729,088)	10,736,400	93,927,885
Transfers (to) and from fixed dollar contract	(8,138)	313,400	1,155,208	7,894,098	161,230	4,731,458
Withdrawals and surrenders	(187,773)	(1,205,753)	(908,016)	(7,177,500)	(343,171)	(2,244,898)
Surrender charges (note 2)	(2,917)	(12,392)	(24,355)	(87,855)	(4,488)	(31,953)
Annual contract charges (note 2)	(26,790)	(94,398)	(337,307)	(1,125,198)	(67,276)	(763,822)
Annuity and death benefit payments	(68,186)	(299,014)	(669,667)	(2,467,455)	(183,070)	(1,673,471)

Net equity transactions	(10,849,604)	(2,766,531)	(105,943,958)	(8,299,769)	10,840,974	102,600,534

Net change in contract owners’ equity	(11,555,316)	(8,492,293)	(109,709,655)	(66,501,545)	14,160,916	133,639,987
Contract owners’ equity:
Beginning of period	11,555,316	20,047,609	109,709,655	176,211,200	0	0

End of period	$0	$11,555,316	$0	$109,709,655	$14,160,916	$133,639,987

Change in units:
Beginning units	1,295,512	1,508,468	7,942,270	8,411,964	0	0

Units purchased	141,270	246,117	806,604	1,819,173	1,506,990	9,216,261
Units redeemed	(1,436,782)	(459,073)	(8,748,874)	(2,288,867)	(199,530)	(1,477,584)

Ending units	0	1,295,512	0	7,942,270	1,307,460	7,738,677

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owner’s Equity	For the Periods Ended December 31, 2009 and 2008

	AllianceBernstein Variable Product Series Fund, Inc. — Class B
	Global Bond	Growth & Income		Small Cap Growth
	Subaccount	Subaccount		Subaccount
	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(618)	$4,074	$3,283	$(231)	$(934)
Reinvested capital gains	0	0	100,260	0	0
Realized gain (loss)	30,605	(11,904)	(61,373)	16	26,160
Unrealized gain (loss)	(14,225)	40,389	(254,251)	5,891	(50,217)

Net increase (decrease) in contract owners’ equity from operations	15,762	32,559	(212,081)	5,676	(24,991)

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0
Transfers (to) and from other subaccounts	(238,127)	0	(339,614)	0	(75,906)
Transfers (to) and from fixed dollar contract	0	0	(7,195)	0	(401)
Withdrawals and surrenders	(106)	(15,462)	(42,215)	0	(3,476)
Surrender charges (note 2)	(1)	(9)	(67)	0	(46)
Annual contract charges (note 2)	0	(204)	(437)	(22)	(23)
Annuity and death benefit payments	(46,588)	(1,885)	(6,022)	0	(370)

Net equity transactions	(284,822)	(17,560)	(395,550)	(22)	(80,222)

Net change in contract owners’ equity	(269,060)	14,999	(607,631)	5,654	(105,213)
Contract owners’ equity:
Beginning of period	269,060	184,649	792,280	14,444	119,657

End of period	$0	$199,648	$184,649	$20,098	$14,444

Change in units:
Beginning units	20,287	24,055	60,262	1,670	7,416

Units purchased	0	0	0	0	0
Units redeemed	(20,287)	(2,141)	(36,207)	(3)	(5,746)

Ending units	0	21,914	24,055	1,667	1,670

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	MFS Variable Insurance Trust — Service Class
	New Discovery		Investors Growth Stock		Mid Cap Growth		Total Return
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(72,105)	$(51,717)	$(46,634)	$(50,948)	$(216,933)	$(283,064)	$1,100,788	$1,056,564
Reinvested capital gains	0	787,015	0	227,623	0	3,079,268	0	4,203,785
Realized gain (loss)	(209,979)	(477,783)	(204,934)	(2,432)	(2,935,143)	(1,816,967)	(3,207,273)	(1,805,524)
Unrealized gain (loss)	2,989,689	(2,205,177)	1,971,405	(2,478,655)	8,725,504	(14,697,553)	10,303,460	(20,727,741)

Net increase (decrease) in contract owners’ equity from operations	2,707,605	(1,947,662)	1,719,837	(2,304,412)	5,573,428	(13,718,316)	8,196,975	(17,272,916)

Equity transactions:
Contract purchase payments (note 1)	1,283,179	545,389	931,349	792,285	1,628,613	888,334	5,965,687	4,123,702
Extra credit fund deposit (note 1)	3,377	2,702	3,751	7,108	2,690	3,977	12,543	7,979
Transfers (to) and from other subaccounts	2,884,074	(113,421)	482,470	165,966	(1,305,119)	468,104	(2,534,093)	(6,707,449)
Transfers (to) and from fixed dollar contract	415,068	673,464	406,853	270,628	553,673	541,541	1,096,736	1,360,806
Withdrawals and surrenders	(172,388)	(262,408)	(186,425)	(288,939)	(457,389)	(862,633)	(2,742,813)	(6,157,740)
Surrender charges (note 2)	(2,814)	(3,630)	(2,461)	(2,244)	(12,766)	(16,409)	(35,680)	(70,645)
Annual contract charges (note 2)	(49,477)	(22,021)	(40,103)	(22,669)	(199,083)	(204,563)	(330,295)	(297,992)
Annuity and death benefit payments	(110,326)	(51,166)	(91,313)	(70,192)	(455,288)	(512,102)	(1,586,110)	(1,656,405)

Net equity transactions	4,250,693	768,909	1,504,121	851,943	(244,669)	306,249	(154,025)	(9,397,744)

Net change in contract owners’ equity	6,958,298	(1,178,753)	3,223,958	(1,452,469)	5,328,759	(13,412,067)	8,042,950	(26,670,660)
Contract owners’ equity:
Beginning of period	3,052,057	4,230,810	4,120,065	5,572,534	14,643,462	28,055,529	52,188,210	78,858,870

End of period	$10,010,355	$3,052,057	$7,344,023	$4,120,065	$19,972,221	$14,643,462	$60,231,160	$52,188,210

Change in units:
Beginning units	405,764	338,271	554,395	469,454	2,932,900	2,684,663	4,940,387	5,720,719

Units purchased	594,384	239,825	290,687	203,464	705,926	1,139,721	1,241,940	943,703
Units redeemed	(172,370)	(172,332)	(124,043)	(118,523)	(774,187)	(891,484)	(1,272,471)	(1,724,035)

Ending units	827,778	405,764	721,039	554,395	2,864,639	2,932,900	4,909,856	4,940,387

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	PIMCO Variable Insurance Trust — Administrative Shares
							Commodity
	Real Return		Total Return		Global Bond		RealReturn Strategy
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008 (b)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$4,765,623	$5,348,306	$26,499,512	$14,039,292	$3,111,213	$1,660,039	$2,871,816	$23,795
Reinvested capital gains	13,034,227	334,492	30,519,430	9,597,373	21,856,080	0	6,859,444	19,330
Realized gain (loss)	(1,441,473)	(6,454,863)	6,897,729	2,485,214	464,801	(2,140,285)	706,364	(99,788)
Unrealized gain (loss)	24,355,791	(23,129,757)	15,339,118	(10,891,572)	1,368,500	(5,256,603)	3,795,646	(303,770)

Net increase (decrease) in contract owners’ equity from operations	40,714,168	(23,901,822)	79,255,789	15,230,307	26,800,594	(5,736,849)	14,233,270	(360,433)

Equity transactions:
Contract purchase payments (note 1)	68,568,155	28,522,349	218,331,686	81,809,515	49,940,106	17,070,458	12,813,643	370,971
Extra credit fund deposit (note 1)	194,201	97,006	574,015	228,845	139,208	57,945	36,025	260
Transfers (to) and from other subaccounts	22,175,072	(14,711,438)	209,006,305	(50,397,105)	67,170,512	48,925,470	46,518,101	1,279,317
Transfers (to) and from fixed dollar contract	36,246,965	22,480,823	120,567,298	68,745,214	30,233,438	15,178,459	10,065,192	134,820
Withdrawals and surrenders	(8,366,790)	(10,655,265)	(17,750,728)	(13,323,997)	(2,862,142)	(2,692,151)	(395,097)	(1,127)
Surrender charges (note 2)	(146,490)	(177,205)	(381,449)	(275,000)	(77,371)	(42,028)	(11,940)	0
Annual contract charges (note 2)	(2,122,966)	(1,584,990)	(6,372,476)	(3,480,402)	(1,517,776)	(586,351)	(308,092)	(3,372)
Annuity and death benefit payments	(6,729,551)	(5,222,587)	(16,101,189)	(9,801,774)	(3,194,814)	(1,528,315)	(610,888)	(2,723)

Net equity transactions	109,818,596	18,748,693	507,873,462	73,505,296	139,831,161	76,383,487	68,106,944	1,778,146

Net change in contract owners’ equity	150,532,764	(5,153,129)	587,129,251	88,735,603	166,631,755	70,646,638	82,340,214	1,417,713
Contract owners’ equity:
Beginning of period	207,044,407	212,197,536	465,780,975	377,045,372	102,295,752	31,649,114	1,417,713	0

End of period	$357,577,171	$207,044,407	$1,052,910,226	$465,780,975	$268,927,507	$102,295,752	$83,757,927	$1,417,713

Change in units:
Beginning units	16,710,368	15,714,685	36,170,311	30,283,325	7,688,924	2,328,533	226,935	0

Units purchased	14,165,569	9,792,289	50,801,987	23,938,164	12,331,138	8,568,019	10,521,041	265,945
Units redeemed	(6,147,441)	(8,796,606)	(14,322,756)	(18,051,178)	(2,476,281)	(3,207,628)	(1,156,000)	(39,010)

Ending units	24,728,496	16,710,368	72,649,542	36,170,311	17,543,781	7,688,924	9,591,976	226,935

(b)	Period from October 1, 2008, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

			Dreyfus Variable
	Calvert Variable		Investment Fund —
	Series, Inc.		Service Shares		Royce Capital Fund
	Social Equity		Appreciation		Small-Cap		Micro-Cap
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,831)	$(3,705)	$82,462	$29,887	$(1,940,934)	$(793,908)	$(1,026,325)	$1,233,913
Reinvested capital gains	12,444	2,306	834,889	686,440	0	11,325,578	0	9,743,131
Realized gain (loss)	(3,400)	4,492	(549,641)	(264,967)	(7,224,676)	(3,844,444)	(8,737,564)	(5,720,363)
Unrealized gain (loss)	58,986	(135,461)	2,647,300	(3,860,600)	57,388,834	(47,484,703)	45,743,603	(50,028,868)

Net increase (decrease) in contract owners’ equity from operations	66,199	(132,368)	3,015,010	(3,409,240)	48,223,224	(40,797,477)	35,979,714	(44,772,187)

Equity transactions:
Contract purchase payments (note 1)	10,245	10,539	4,025,644	1,271,687	39,600,727	22,054,937	9,905,970	11,252,858
Extra credit fund deposit (note 1)	0	0	2,345	3,840	109,261	65,727	29,917	49,376
Transfers (to) and from other subaccounts	(5,143)	(6,641)	925,138	323,683	(10,221,670)	(8,740,968)	63,684	(4,853,420)
Transfers (to) and from fixed dollar contract	(18,308)	6,293	1,314,978	798,832	16,988,529	16,347,044	6,685,583	8,629,202
Withdrawals and surrenders	(14,575)	(16,980)	(274,468)	(439,742)	(3,158,405)	(5,558,900)	(1,594,317)	(2,702,487)
Surrender charges (note 2)	(137)	(131)	(4,335)	(3,908)	(66,871)	(73,758)	(27,202)	(37,227)
Annual contract charges (note 2)	(625)	(660)	(98,176)	(65,708)	(1,258,897)	(857,366)	(760,299)	(603,940)
Annuity and death benefit payments	(981)	(870)	(207,332)	(447,646)	(2,716,279)	(2,303,907)	(1,482,657)	(1,300,534)

Net equity transactions	(29,524)	(8,450)	5,683,794	1,441,038	39,276,395	20,932,809	12,820,679	10,433,828

Net change in contract owners’ equity	36,675	(140,818)	8,698,804	(1,968,202)	87,499,619	(19,864,668)	48,800,393	(34,338,359)
Contract owners’ equity:
Beginning of period	226,279	367,097	8,698,754	10,666,956	112,456,880	132,321,548	58,926,453	93,264,812

End of period	$262,954	$226,279	$17,397,558	$8,698,754	$199,956,499	$112,456,880	$107,726,846	$58,926,453

Change in units:
Beginning units	40,054	41,236	835,769	710,145	7,690,095	6,503,959	4,721,918	4,182,119

Units purchased	1,717	2,158	829,482	301,260	4,871,509	3,436,472	2,070,348	1,696,822
Units redeemed	(6,749)	(3,340)	(283,064)	(175,636)	(2,266,485)	(2,250,336)	(1,231,728)	(1,157,023)

Ending units	35,022	40,054	1,382,187	835,769	10,295,119	7,690,095	5,560,538	4,721,918

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Van Kampen Universal Institutional Funds — Class II
	Core Plus Fixed Income		U.S. Real Estate		International Growth Equity		Capital Growth
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity
from operations:
Net investment activity	$686,440	$2,533,391	$2,237,791	$1,818,294	$(972,412)	$(1,205,379)	$(80,226)	$(39,419)
Reinvested capital gains	0	0	0	46,463,152	0	294,626	0	0
Realized gain (loss)	(2,726,021)	(3,761,862)	(26,077,865)	(20,467,447)	(16,088,288)	(8,010,117)	(132,931)	(184,506)
Unrealized gain (loss)	6,638,520	(7,821,578)	68,222,954	(76,277,086)	80,894,154	(68,319,247)	2,874,127	(1,743,745)

Net increase (decrease) in contract owners’ equity from operations	4,598,939	(9,050,049)	44,382,880	(48,463,087)	63,833,454	(77,240,117)	2,660,970	(1,967,670)

Equity transactions:
Contract purchase payments (note 1)	33,309,720	28,367,284	24,088,538	15,428,458	72,691,978	33,566,018	1,472,692	1,151,177
Extra credit fund deposit (note 1)	85,874	96,518	69,633	52,325	200,197	71,453	16,692	12,061
Transfers (to) and from other subaccounts	(128,405,870)	1,035,331	(1,696,995)	(4,887,639)	(53,170,000)	102,180,803	6,144,295	344,652
Transfers (to) and from fixed dollar contract	16,837,227	24,110,169	12,846,151	12,766,923	35,216,545	30,819,664	465,274	649,070
Withdrawals and surrenders	(1,333,151)	(1,287,883)	(2,197,623)	(3,729,999)	(2,225,315)	(1,307,057)	(83,262)	(18,840)
Surrender charges (note 2)	(38,601)	(30,168)	(60,413)	(86,449)	(83,900)	(33,381)	(2,088)	(199)
Annual contract charges (note 2)	(580,072)	(572,315)	(1,204,795)	(925,426)	(1,824,452)	(818,971)	(58,433)	(23,031)
Annuity and death benefit payments	(1,498,426)	(1,796,839)	(2,617,581)	(2,187,771)	(3,806,012)	(1,882,915)	(132,851)	(68,019)

Net equity transactions	(81,623,299)	49,922,097	29,226,915	16,430,422	46,999,041	162,595,614	7,822,319	2,046,871

Net change in contract owners’ equity	(77,024,360)	40,872,048	73,609,795	(32,032,665)	110,832,495	85,355,497	10,483,289	79,201
Contract owners’ equity:
Beginning of period	94,074,228	53,202,180	93,812,306	125,844,971	135,781,921	50,426,424	2,350,752	2,271,551

End of period	$17,049,868	$94,074,228	$167,422,101	$93,812,306	$246,614,416	$135,781,921	$12,834,041	$2,350,752

Change in units:
Beginning units	8,255,729	4,125,337	6,995,586	5,729,823	21,994,261	4,150,189	380,473	184,720

Units purchased	5,573,883	7,394,309	6,038,533	3,534,313	19,814,734	19,567,203	1,115,460	309,051
Units redeemed	(12,443,373)	(3,263,917)	(3,151,684)	(2,268,550)	(12,179,510)	(1,723,131)	(216,405)	(113,298)

Ending units	1,386,239	8,255,729	9,882,435	6,995,586	29,629,485	21,994,261	1,279,528	380,473

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Franklin Templeton Variable Insurance Products Trust — Class 2
	Franklin Income		Franklin Flex Cap		Templeton Foreign
	Securities		Growth Securities		Securities
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$8,215,346	$6,251,573	$(1,783,709)	$(1,701,136)	$1,388,629	$1,043,164
Reinvested capital gains	0	3,433,571	0	0	2,762,802	9,123,188
Realized gain (loss)	(11,861,531)	(10,287,613)	(9,758,859)	(5,346,117)	(9,744,436)	(6,133,759)
Unrealized gain (loss)	38,789,206	(52,111,768)	49,787,167	(56,406,517)	25,852,974	(50,297,323)

Net increase (decrease) in contract owners’ equity from operations	35,143,021	(52,714,237)	38,244,599	(63,453,770)	20,259,969	(46,264,730)

Equity transactions:
Contract purchase payments (note 1)	1,264,368	10,684,350	1,694,681	22,315,925	599,807	6,558,981
Extra credit fund deposit (note 1)	4,916	24,898	7,251	48,450	3,360	22,676
Transfers (to) and from other subaccounts	(7,880,359)	(8,962,799)	(10,502,688)	31,830,972	(5,801,547)	(4,064,876)
Transfers (to) and from fixed dollar contract	586,820	18,864,485	1,445,058	35,363,363	(12,666)	8,897,192
Withdrawals and surrenders	(3,519,146)	(6,395,527)	(1,916,131)	(2,431,909)	(1,271,508)	(2,642,110)
Surrender charges (note 2)	(71,821)	(83,173)	(58,131)	(56,530)	(19,617)	(45,404)
Annual contract charges (note 2)	(1,227,911)	(1,056,014)	(1,827,925)	(1,283,560)	(761,693)	(738,772)
Annuity and death benefit payments	(3,727,769)	(3,030,128)	(3,387,611)	(2,867,142)	(1,458,264)	(1,724,730)

Net equity transactions	(14,570,902)	10,046,092	(14,545,496)	82,919,569	(8,722,128)	6,262,957

Net change in contract owners’ equity	20,572,119	(42,668,145)	23,699,103	19,465,799	11,537,841	(40,001,773)
Contract owners’ equity:
Beginning of period	113,115,428	155,783,573	132,221,272	112,755,473	62,993,789	102,995,562

End of period	$133,687,547	$113,115,428	$155,920,375	$132,221,272	$74,531,630	$62,993,789

Change in units:
Beginning units	13,142,269	12,566,738	15,857,156	8,633,112	7,007,069	6,743,510

Units purchased	2,523,439	5,085,928	2,197,938	9,577,286	937,262	2,295,578
Units redeemed	(4,048,142)	(4,510,397)	(3,804,342)	(2,353,242)	(1,807,583)	(2,032,019)

Ending units	11,617,566	13,142,269	14,250,752	15,857,156	6,136,748	7,007,069

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Neuberger Berman
	Advisers Management		ALPS Variable		Federated Insurance
	Trust — S Class		Insurance Trust — Class II		Series — Service Shares
			AVS Listed
	AMT Regency		Private Equity		Kaufmann Fund II
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008 (a)	2009	2008 (a)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(632,363)	$(181,133)	$(21,993)	$(7,372)	$(148,290)	$(20,421)
Reinvested capital gains	675,069	288,149	0	0	0	0
Realized gain (loss)	(38,186,670)	(8,152,779)	(192,231)	(99,231)	19,235	(195,511)
Unrealized gain (loss)	64,367,288	(61,358,108)	1,430,455	(909,738)	3,601,790	(1,064,439)

Net increase (decrease) in contract owners’ equity from operations	26,223,324	(69,403,871)	1,216,231	(1,016,341)	3,472,735	(1,280,371)

Equity transactions:
Contract purchase payments (note 1)	20,797,368	20,988,221	1,101,515	1,239,086	6,467,828	1,980,552
Extra credit fund deposit (note 1)	48,798	49,433	1,898	0	6,584	1,048
Transfers (to) and from other subaccounts	(99,050,668)	17,524,559	2,970,674	839,416	2,730,139	2,108,439
Transfers (to) and from fixed dollar contract	8,494,135	19,628,271	1,095,281	230,385	4,596,357	900,665
Withdrawals and surrenders	(1,512,772)	(2,574,539)	(39,528)	(456)	(104,004)	(29,550)
Surrender charges (note 2)	(56,292)	(72,896)	(782)	(5)	(4,472)	(57)
Annual contract charges (note 2)	(994,138)	(1,064,160)	(31,857)	(1,119)	(85,792)	(8,453)
Annuity and death benefit payments	(2,175,283)	(2,350,873)	(49,584)	(6,172)	(188,489)	(13,791)

Net equity transactions	(74,448,852)	52,128,016	5,047,617	2,301,135	13,418,151	4,938,853

Net change in contract owners’ equity	(48,225,528)	(17,275,855)	6,263,848	1,284,794	16,890,886	3,658,482
Contract owners’ equity:
Beginning of period	104,219,790	121,495,645	1,284,794	0	3,658,482	0

End of period	$55,994,262	$104,219,790	$7,548,642	$1,284,794	$20,549,368	$3,658,482

Change in units:
Beginning units	18,862,358	11,732,042	345,546	0	582,960	0

Units purchased	7,018,216	10,197,946	1,404,470	376,599	2,252,734	644,896
Units redeemed	(18,868,145)	(3,067,630)	(281,051)	(31,053)	(264,464)	(61,936)

Ending units	7,012,429	18,862,358	1,468,965	345,546	2,571,230	582,960

(a)	Period from May 1, 2008, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Goldman Sachs Variable Insurance Trust — Service Shares
	Growth and		Structured
	Income		U.S. Equity		Capital Growth
	Subaccount		Subaccount		Subaccount
	2009	2008 (a)	2009	2008 (a)	2009	2008 (a)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$2,304,702	$1,059,270	$7,718	$7,214	$(18,932)	$(1,383)
Reinvested capital gains	0	6,273	0	5,779	0	0
Realized gain (loss)	1,161,297	(1,346,555)	5,822	(7,814)	102,618	(58,689)
Unrealized gain (loss)	39,792,579	(8,395,050)	209,685	(72,101)	646,941	(40,924)

Net increase (decrease) in contract owners’ equity from operations	43,258,578	(8,676,062)	223,225	(66,922)	730,627	(100,996)

Equity transactions:
Contract purchase payments (note 1)	121,295,742	35,217,976	657,396	417,820	2,427,632	623,727
Extra credit fund deposit (note 1)	322,103	77,496	516	767	7,820	582
Transfers (to) and from other subaccounts	34,807,158	7,671,632	(220,032)	88,814	51,568	(230,365)
Transfers (to) and from fixed dollar contract	57,256,408	16,404,744	98,698	78,955	669,111	177,720
Withdrawals and surrenders	(1,554,424)	(99,751)	(8,943)	0	(5,150)	0
Surrender charges (note 2)	(64,759)	(3,821)	(445)	0	(188)	0
Annual contract charges (note 2)	(964,504)	(194)	(5,339)	0	(10,373)	0
Annuity and death benefit payments	(2,235,169)	(251,465)	(9,738)	(3,972)	(13,366)	(362)

Net equity transactions	208,862,555	59,016,617	512,113	582,384	3,127,054	571,302

Net change in contract owners’ equity	252,121,133	50,340,555	735,338	515,462	3,857,681	470,306
Contract owners’ equity:
Beginning of period	50,340,555	0	515,462	0	470,306	0

End of period	$302,461,688	$50,340,555	$1,250,800	$515,462	$4,327,987	$470,306

Change in units:
Beginning units	7,678,608	0	78,732	0	79,493	0

Units purchased	35,517,537	7,981,906	139,986	79,455	552,389	124,454
Units redeemed	(3,549,278)	(303,298)	(58,487)	(723)	(129,044)	(44,961)

Ending units	39,646,867	7,678,608	160,231	78,732	502,838	79,493

(a)	Period from May 1, 2008, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Franklin Templeton Variable Insurance Products Trust — Class 4
							Franklin Templeton
			Franklin Flex Cap Growth Securities		Templeton Foreign Securities		VIP Founding Funds Allocation
	Franklin Income Securities Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008 (a)	2009	2008 (a)	2009	2008 (a)	2009	2008 (a)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$2,267,610	$17,908	$(1,443,707)	$(164,329)	$176,853	$(6,253)	$328,719	$194,403
Reinvested capital gains	0	29,575	0	0	546,587	120,765	0	223,898
Realized gain (loss)	405,594	(431,231)	2,322,186	(1,313,416)	278,728	(472,457)	(87,085)	(345,100)
Unrealized gain (loss)	9,392,086	(1,788,137)	40,177,153	(7,624,899)	7,141,954	(1,759,829)	4,685,591	(1,867,001)

Net increase (decrease) in contract owners’ equity from operations	12,065,290	(2,171,885)	41,055,632	(9,102,644)	8,144,122	(2,117,774)	4,927,225	(1,793,800)

Equity transactions:
Contract purchase payments (note 1)	23,719,921	11,547,819	99,524,139	32,928,113	15,611,152	8,903,023	6,675,569	5,320,793
Extra credit fund deposit (note 1)	47,987	24,934	281,574	67,385	23,004	23,299	24,972	1,185
Transfers (to) and from other subaccounts	(857,490)	1,662,957	(21,798,340)	7,837,157	(2,071,436)	768,189	(1,925,880)	2,953,531
Transfers (to) and from fixed dollar contract	13,059,549	4,762,897	46,882,399	16,341,423	4,668,447	2,773,959	5,759,986	2,410,950
Withdrawals and surrenders	(373,021)	(41,344)	(1,255,683)	(107,939)	(243,571)	(15,472)	(210,538)	(34,151)
Surrender charges (note 2)	(12,105)	(1,169)	(55,781)	(4,053)	(8,317)	(258)	(12,138)	0
Annual contract charges (note 2)	(242,554)	(25)	(721,437)	(198)	(142,265)	(6)	(116,823)	(8,337)
Annuity and death benefit payments	(481,915)	(71,052)	(1,903,062)	(272,211)	(178,652)	(38,864)	(364,239)	(69,855)

Net equity transactions	34,860,372	17,885,017	120,953,809	56,789,677	17,658,362	12,413,870	9,830,909	10,574,116

Net change in contract owners’ equity	46,925,662	15,713,132	162,009,441	47,687,033	25,802,484	10,296,096	14,758,134	8,780,316
Contract owners’ equity:
Beginning of period	15,713,132	0	47,687,033	0	10,296,096	0	8,780,316	0

End of period	$62,638,794	$15,713,132	$209,696,474	$47,687,033	$36,098,580	$10,296,096	$23,538,450	$8,780,316

Change in units:
Beginning units	2,274,416	0	7,162,684	0	1,661,527	0	1,327,936	0

Units purchased	5,719,017	2,416,826	21,165,785	7,390,810	3,466,167	1,797,471	2,260,550	1,444,670
Units redeemed	(1,206,595)	(142,410)	(4,286,008)	(228,126)	(814,459)	(135,944)	(814,081)	(116,734)

Ending units	6,786,838	2,274,416	24,042,461	7,162,684	4,313,235	1,661,527	2,774,405	1,327,936

(a)	Period from May 1, 2008, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Ivy Funds Variable Insurance Portfolios, Inc.
	VIP Asset Strategy		VIP Global Natural Resources		VIP Science and Technology
	Subaccount		Subaccount		Subaccount
	2009	2008 (b)	2009	2008 (b)	2009	2008 (b)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,220,494)	$49,409	$(368,360)	$83,140	$(136,750)	$(1,822)
Reinvested capital gains	7,622,024	1,265,623	0	366,769	452,656	42,169
Realized gain (loss)	1,081,228	(110,881)	1,600,865	(174,318)	374,386	(7,270)
Unrealized gain (loss)	18,551,030	(998,805)	10,697,765	(627,612)	3,233,638	38,257

Net increase (decrease) in contract owners’ equity from operations	26,033,788	205,346	11,930,270	(352,021)	3,923,930	71,334

Equity transactions:
Contract purchase payments (note 1)	97,575,716	5,902,450	14,625,585	1,069,281	7,228,890	695,326
Extra credit fund deposit (note 1)	119,874	5,172	34,316	440	27,978	720
Transfers (to) and from other subaccounts	63,491,503	8,572,693	19,726,503	2,335,593	7,509,890	361,938
Transfers (to) and from fixed dollar contract	37,110,860	608,071	9,833,328	305,907	3,032,929	27,353
Withdrawals and surrenders	(1,352,544)	(34,345)	(453,671)	(649)	(158,437)	(148)
Surrender charges (note 2)	(26,692)	(604)	(10,577)	0	(2,489)	0
Annual contract charges (note 2)	(564,434)	(38,616)	(187,005)	(6,624)	(52,423)	(959)
Annuity and death benefit payments	(1,227,639)	(42,018)	(351,126)	(5,779)	(157,771)	(3,851)

Net equity transactions	195,126,644	14,972,803	43,217,353	3,698,169	17,428,567	1,080,379

Net change in contract owners’ equity	221,160,432	15,178,149	55,147,623	3,346,148	21,352,497	1,151,713
Contract owners’ equity:
Beginning of period	15,178,149	0	3,346,148	0	1,151,713	0

End of period	$236,338,581	$15,178,149	$58,493,771	$3,346,148	$22,504,210	$1,151,713

Change in units:
Beginning units	1,667,050	0	553,501	0	140,095	0

Units purchased	21,286,273	1,700,713	6,235,305	585,681	2,144,626	158,670
Units redeemed	(1,925,723)	(33,663)	(1,148,081)	(32,180)	(356,940)	(18,575)

Ending units	21,027,600	1,667,050	5,640,725	553,501	1,927,781	140,095

(b)	Period from October 1, 2008, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Total
	Subaccounts
	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$37,641,422	$23,125,860
Reinvested capital gains	96,109,524	224,011,824
Realized gain (loss)	(431,413,673)	(247,822,833)
Unrealized gain (loss)	1,994,221,345	(2,327,830,409)

Net increase (decrease) in contract owners’ equity from operations	1,696,558,618	(2,328,515,558)

Equity transactions:
Contract purchase payments (note 1)	1,559,803,529	1,067,011,075
Extra credit fund deposit (note 1)	4,144,417	3,042,186
Transfers (to) and from other subaccounts	0	0
Transfers (to) and from fixed dollar contract	715,562,112	638,423,721
Withdrawals and surrenders	(207,407,465)	(314,455,866)
Surrender charges (note 2)	(3,713,201)	(4,253,499)
Annual contract charges (note 2)	(56,420,430)	(39,132,913)
Annuity and death benefit payments	(148,313,250)	(128,964,353)

Net equity transactions	1,863,655,712	1,221,670,351

Net change in contract owners’ equity	3,560,214,330	(1,106,845,207)
Contract owners’ equity:
Beginning of period	4,876,791,938	5,983,637,145

End of period	$8,437,006,268	$4,876,791,938

Change in units:
Beginning units	531,294,339	418,575,896

Units purchased	428,027,032	308,257,589
Units redeemed	(238,748,815)	(195,539,146)

Ending units	720,572,556	531,294,339

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Notes to Financial Statements	December 31, 2009

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A. Organization and Nature of Operations

Ohio National Variable Account A (the “Account”) is a separate account of The Ohio National Life Insurance Company (“ONLIC”) established as a funding vehicle for variable individual annuity contracts. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from ONLIC’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business ONLIC may conduct.

The variable annuity contracts are sold by registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of ONLIC and is the principal underwriter of the contracts. ONLIC pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage varies by product.

B. Assets of the Account

Assets of the Account are assigned to the following subaccounts:

Ohio National Fund, Inc.:  Equity, Money Market, Bond, Omni, International, Capital Appreciation, Millennium, International Small-Mid Company, Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, S&P 500 Index, Strategic Value, High Income Bond, Capital Growth, Nasdaq-100 Index, Bristol, Bryton Growth, U.S. Equity, Balanced, Income Opportunity, Target VIP, Target Equity/Income, and Bristol Growth

Dow Target 10 Portfolios:  First Quarter, Second Quarter, Third Quarter, and Fourth Quarter

Dow Target 5 Portfolios:  First Quarter, Second Quarter, Third Quarter, and Fourth Quarter

Fidelity Variable Insurance Products Fund:  VIP Growth, VIP Equity-Income, and VIP High Income

Janus Aspen Series — Institutional Shares:  Janus, Overseas, Worldwide, and Balanced

Legg Mason Partners Variable Equity Trust — Class I:  Legg Mason ClearBridge Variable Fundamental Value, Legg Mason ClearBridge Variable Equity Income Builder, and Legg Mason ClearBridge Variable Investors

Wells Fargo Advantage Variable Trust Funds:  Opportunity, Small/Mid Cap Value, and Discovery

Van Kampen Universal Institutional Funds — Class I:  Core Plus Fixed Income, U.S. Real Estate, Value, and Emerging Markets Debt

Goldman Sachs Variable Insurance Trust — Institutional Shares:  Growth and Income, Structured U.S. Equity, and Capital Growth

Lazard Retirement Series Inc.:  Emerging Markets Equity, U.S. Small-Mid Cap Equity, U.S. Strategic Equity, and International Equity

The Prudential Series Fund, Inc.:  Jennison 20/20 Focus and Jennison

Fidelity Variable Insurance Products Fund — Service Class 2:  VIP Mid Cap, VIP Contrafund, VIP Growth, VIP Equity-Income, and VIP Real Estate

Janus Aspen Series — Service Shares:  Janus, Worldwide, Balanced, and Overseas

J.P. Morgan Insurance Trust — Class I:  Small Cap Core and Mid Cap Value

AllianceBernstein Variable Product Series Fund Inc. — Class B:  Growth & Income, and Small Cap Growth

MFS Variable Insurance Trust — Service Class:  New Discovery, Investors Growth Stock, Mid Cap Growth, and Total Return

PIMCO Variable Insurance Trust — Administrative Shares:  Real Return, Total Return, Global Bond and CommodityRealReturn Strategy

Calvert Variable Series, Inc.:  Social Equity

Dreyfus Variable Investment Fund — Service Shares:  Appreciation

Royce Capital Fund:  Small-Cap and Micro-Cap

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2009

Van Kampen Universal Institutional Funds — Class II:  Core Plus Fixed Income, U.S. Real Estate, International Growth Equity, and Capital Growth

Franklin Templeton Variable Insurance Products Trust — Class 2:  Franklin Income Securities, Franklin Flex Cap Growth Securities, and Templeton Foreign Securities

Neuberger Berman Advisers Management Trust — S Class:  AMT Regency

ALPS Variable Insurance Trust — Class II:  AVS Listed Private Equity

Federated Insurance Series — Service Shares:  Kaufmann Fund II

Goldman Sachs Variable Insurance Trust — Service Shares:  Growth and Income, Structured U.S. Equity, and Capital Growth

Franklin Templeton Variable Insurance Products Trust — Class 4:  Franklin Income Securities, Franklin Flex Cap Growth Securities, Templeton Foreign Securities, and Franklin Templeton VIP Founding Funds Allocation

Ivy Funds Variable Insurance Portfolios, Inc.:  VIP Asset Strategy, VIP Global Natural Resources and VIP Science and Technology

The underlying mutual funds in which the subaccounts invest, other than The Dow® Target Variable Fund LLC, Dow Target 10 and Dow Target 5 Portfolios, are diversified open-end management investment companies. The Dow® Target Variable Fund LLC is a non-diversified open-end management investment company. The underlying mutual funds’ investments are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds having similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. and The Dow® Target Variable Fund LLC Portfolios in which the Account invests. For these services, ONI recorded advisory fees of approximately $11.9 million and $14.5 million for the years ended December 31, 2009 and 2008, respectively.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract maintained in the general account of ONLIC. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed portions of their contracts.

For certain products, ONLIC credits an extra amount to the contract holder’s contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment.

C. Calculation of Annuity Reserves

Annuity reserves for contracts that have been annuitized are computed according to the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Charges to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses.

D. Security Valuation, Transactions and Related Investment Income

The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2009.

Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses are determined on the basis of average cost.

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2009

E. Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Subsequent Events

The Account has evaluated for possible subsequent events through February 19, 2010, which is the date these financial statements were issued and there are no subsequent events to report.

(2)	Risk & Administrative Expense and Contract Charges

Although annuity and death benefit payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, ONLIC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and a pre-determined annualized rate as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by ONLIC is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

All other fees assessed on contracts, including surrender charges, annual contract fee and transfer fees, are charged to contracts upon a surrender, anniversary, or transfer event. These charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The tables on the following pages illustrate product and contract level charges by product:

The following basic charges are assessed through reduction of daily unit values:

	Annual Payment	Variable Interest	Flexible Payment
	Combination	Annuity “VIA”	Combination	Top I

Mortality and Expense Risk Fees
(May increase annually to a pre-determine maximum, based on product)	0.75%	1.05%	0.85%	0.85% to 1.05%
Administrative Expenses	0.25%	0.25%	0.25%	0.25%

Total expenses	1.00%	1.30%	1.10%	1.10% to 1.30%

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2009

The following charges are assessed through the redemption of units:

	Annual Payment	Variable Interest
	Combination	Annuity “VIA”	Flexible Payment Combination	Top I

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract)	No charge	No charge	$25	$30

Transfer Fee — per transfer.
(currently, no charge for the first 4 transfers each contract year)	$3 to $15	NA	$3 to $15	$3 to $15

3.3% to 6.3% for sales expense, 1.2% to 2.2% for administrative expense, and 0.5% for death benefit
Purchase Payment Charges	premium	No charge	No charge	No charge

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase
	No charge	No charge	6% of surrender value in the first year to 0% in the seventh year	5% of purchase payments made in the eight years prior to surrender

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

The following basic charges are assessed through reduction of daily unit values:

			Investar
	Top		Vision &Top	Top
	Tradition	Top Plus	Spectrum	Explorer

Mortality and Expense Risk Fees
(May increase annually to a pre-determined maximum, based on product)	0.85%	0.65%	1.15%	1.05%
Administrative Expenses	0.25%	0.25%	0.25%	0.25%

Total expenses	1.10%	0.90%	1.40%	1.30%

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2009

The following charges are assessed through the redemption of units:

Investar
	Top		Vision &Top	Top
	Tradition	Top Plus	Spectrum	Explorer

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract)	$30	No charge	$35	$35

Transfer Fee — per transfer.
(currently no charge for the first 4 transfers each contract year)	$3 to $15	$3 to $15	$3 to $15	$3 to $15

Sales Charge made from purchase payments	No charge	No charge	No charge	No charge

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase
	7.75% of purchase payments made in the eight years prior to surrender	6% of surrender value in the first year to 0% in the seventh year	7% of surrender value in the first year to 0% in the eighth year	7% of surrender value in the first year to 0% in the eighth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

The following basic charges are assessed through reduction of daily unit values:

	Oncore	Oncore	Oncore	Oncore
	Flex	Value	Premier	Xtra

Mortality and Expense Risk Fees	1.15%	0.65%	1.15%	1.15%
Administrative Expenses	0.35%	0.25%	0.25%	0.25%

Total expenses	1.50%	0.90%	1.40%	1.40%

The following charges are assessed through the redemption of units:

	Oncore	Oncore	Oncore	Oncore
	Flex	Value	Premier	Xtra

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000	$30	$30	$30	$30

Transfer Fee — per transfer.
(currently no charge for the first 12 transfers each contract year) per transfer	$10	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge	No charge

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2009

	Oncore	Oncore	Oncore	Oncore
	Flex	Value	Premier	Xtra

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase
	No charge	6% of surrender value in the first year to 0% in the seventh year	6% of surrender value in the first year to 0% in the seventh year	9% of surrender value in the first year to 0% in the ninth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%
GMDBR85 Plus	0.45%	0.45%	0.45%	0.45%
5% GMDBR80 Plus	0.45%	0.45%	0.45%	0.45%
5% GMDBR85 Plus	0.70%	0.70%	0.70%	0.70%
Annual Reset Death Benefit Rider :
ARDBR	0.60%	0.60%	0.60%	0.60%
ARDBR II at issue ages through 74	NA	0.80% to 1.00%	NA	NA
ARDBR II at issue ages 75 through 78	NA	0.95% to 1.15%	NA	NA
ARDBR (2009)	0.85% to 1.40%	0.85% to 1.40%	0.85% to 1.40%	0.85% to 1.40%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70	0.15%	0.15%	0.15%	0.15%
GEB at issue ages 71 through 75	0.30%	0.30%	0.30%	0.30%
GEB “Plus” at issue ages through 70	0.30%	0.30%	0.30%	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%	0.60%	0.60%	0.60%

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2009

	Oncore	Oncore	Oncore	Oncore
	Flex	Value	Premier	Xtra

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base:
GMIB(1)	0.45%	0.45%	0.45%	0.45%
GMIB Plus(1)	0.55%	0.55%	0.55%	0.55%
GMIB Plus with Five Year Reset(2)	0.55%	0.55%	0.55%	0.55%
GMIB Plus with Annual Reset	0.70%	0.70%	0.70%	0.70%
GMIB Plus with Five Year Reset II without investment restrictions(2)	NA	0.90% to 1.55%	NA	NA
GMIB Plus with Five Year Reset II with investment restrictions(2)	NA	0.75% to 1.40%	NA	NA
GMIB Plus with Annual Reset II without investment restrictions	NA	1.00% to 1.65%	NA	NA
GMIB Plus with Annual Reset II with investment restrictions	NA	0.85% to 1.50%	NA	NA
GMIB Plus with Annual Reset (2009)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50

Optional Guaranteed Principal Access (“GPA”)
GPA with 8% guarantee(3)	0.50%	0.50%	0.50%	0.50%
GPA with 7% guarantee(3)	0.40%	0.40%	0.40%	0.40%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount	0.20% to 0.55%	0.20% to 0.55%	0.20% to 0.55%	0.20% to 0.55%

The following basic charges are assessed through reduction of daily unit values:

	Oncore	Oncore	Oncore
	Lite	Ultra	Wrap

Mortality and Expense Risk Fees	1.15%	0.90% to 1.15%	0.50%
Administrative Expenses	0.25%	0.25%	0.15%

Total expenses	1.40%	1.15% to 1.40%	0.65%

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2009

The following charges are assessed through the redemption of units:

	Oncore	Oncore	Oncore
	Lite	Ultra	Wrap

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000	$30	$30	$30

Transfer Fee — per transfer.
(currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase
	7% of surrender value in the first year to 0% in the fourth year	7% of surrender value in the first year to 0% in the fourth year	No charge

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%
GMDBR85 Plus	0.45%	0.45%	0.45%
5% GMDBR80 Plus	0.45%	0.45%	0.45%
5% GMDBR85 Plus	0.70%	0.70%	0.70%
Annual Reset Death Benefit Rider :
ARDBR	0.60%	0.60%	0.60%
ARDBR II at issue ages through 74	0.80% to 1.00%	NA	NA
ARDBR II at issue ages 75 through 78	0.95% to 1.15%	NA	NA
ARDBR (2009)	0.85% to 1.40%	0.85% to 1.40%	0.85% to 1.40%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70	0.15%	0.15%	0.15%
GEB at issue ages 71 through 75	0.30%	0.30%	0.30%
GEB “Plus” at issue ages through 70	0.30%	0.30%	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%	0.60%	0.60%

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2009

	Oncore	Oncore	Oncore
	Lite	Ultra	Wrap

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base:
GMIB(1)	0.45%	0.45%	0.45%
GMIB Plus(1)	0.55%	0.55%	0.55%
GMIB Plus with Five Year Reset(2)	0.55%	0.55%	0.55%
GMIB Plus with Annual Reset	0.70%	0.70%	0.70%
GMIB Plus with Five Year Reset II without investment restrictions(2)	0.90% to 1.55%	NA	NA
GMIB Plus with Five Year Reset II with investment restrictions(2)	0.75% to 1.40%	NA	NA
GMIB Plus with Annual Reset II without investment restrictions	1.00% to 1.65%	NA	NA
GMIB Plus with Annual Reset II with investment restrictions	0.85% to 1.50%	NA	NA
GMIB Plus with Annual Reset (2009)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%

Optional Guaranteed Principal Access (“GPA”)
GPA with 8% guarantee(3)	0.50%	0.50%	0.50%
GPA with 7% guarantee(3)	0.40%	0.40%	0.40%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount	0.20% to 0.55%	0.20% to 0.55%	0.20% to 0.55%

(1)	No longer available for purchase. Last available date depends on the state of contract issuance.

(2)	Not available for purchase after May 15, 2009.

(3)	Not available for purchase after January 1, 2009 for Oncore Value and May 1, 2009 for all other Oncore Products.

The following basic charges are assessed through reduction of daily unit values:

	Oncore	Oncore
	Lite II	Ultra II

Mortality and Expense Risk Fees	1.25%	0.90% to 1.25%
Administrative Expenses	0.25%	0.25%

Total expenses	1.50%	1.15% to 1.50%

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2009

The following charges are assessed through the redemption of units:

	Oncore	Oncore
	Lite II	Ultra II

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000	$30	$30

Transfer Fee — per transfer.
(currently no charge for the first 12 transfers each contract year)	$10	$10

Sales Charge made from purchase payments	No charge	No charge

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase
	7% of surrender value in the first year to 0% in the fifth year	7% of surrender value in the first year to 0% in the fifth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.25%	0.25%
Guaranteed Minimum Death Benefit Rider:
6% GMDBR80 Plus	0.25% to 0.30%	0.25% to 0.30%
6% GMDBR85 Plus	0.45%	0.45%
5% GMDBR80 Plus	0.45%	0.45%
5% GMDBR85 Plus	0.70%	0.70%
Annual Reset Death Benefit Rider:
ARDBR (2009)	0.85% to 1.40%	0.85% to 1.40%
ARDBR (2008) at issue ages through 74	0.80% to 1.00%	0.80% to 1.00%
ARDBR (2008) at issue ages 75 through 78	0.95% to 1.15%	0.95% to 1.15%
ARDBR	0.60%	0.60%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70	0.15%	0.15%
GEB at issue ages 71 through 75	0.30%	0.30%
GEB “Plus” at issue ages through 70	0.30%	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%	0.60%

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2009

	Oncore	Oncore
	Lite II	Ultra II

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base:
GMIB Plus with Annual Reset (2009)	0.95% to 1.50%	0.95% to 1.50%
GMIB Plus with Annual Reset (2008) without investment restrictions	1.00% to 1.65%	1.00% to 1.65%
GMIB Plus with Annual Reset (2008) with investment restrictions	0.85% to 1.50%	0.85% to 1.50%
GMIB Plus with Annual Reset	0.70%	0.70%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount	0.55%	0.55%

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.

(3)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as an insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, ONLIC does not provide income taxes within the Account.

(4)	Fund Mergers and Replacements

Effective April 24, 2009, funds of the J.P. Morgan Series Trust II were transferred to the J.P. Morgan Insurance Trust — Class I.
The Small Company Portfolio and the Small Cap Equity Portfolio of J.P. Morgan Insurance Trust — Class I were merged together to become the Small Cap Core Portfolio of J.P. Morgan Insurance Trust — Class I. The Mid Cap Value Portfolio and the Diversified Mid Cap Value Portfolio of J.P. Morgan Insurance Trust — Class I were merged together to become the Mid Cap Value Portfolio of J.P. Morgan Insurance Trust — Class I.

Effective April 27, 2007, funds of the Legg Mason Partners Variable Portfolios I, Inc. were transferred to the newly created entity, the Legg Mason Partners Variable Equity Trust — Class I. The All Cap Portfolio and the Fundamental Value Portfolio of Legg Mason Partners Variable Portfolios I, Inc. were merged together to become the Fundamental Value Portfolio of Legg Mason Partners Variable Equity Trust — Class I. The Total Return Portfolio and the Capital and Income Portfolio of Legg Mason Partners Variable Equity Trust — Class I were merged together to become the Capital and Income Portfolio of Legg Mason Partners Variable Equity Trust — Class I.

(5)	Investments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Account categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2009

The Account categorizes financial assets recorded at fair value as follows:

Level 1:	Unadjusted quoted prices accessible in active markets for identical assets at the measurement date.

Level 2:	Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

Level 3:	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following is a summary of the inputs used in valuing the Account’s assets at fair value as of December 31, 2009:

	Level 1	Level 2	Level 3	Total

Separate Account Investments*	$0	$8,437,006,268	$0	$8,437,006,268

* Refer to Note 1.B. for listing of individual Separate Account Investments.

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2009 were as follows:

	Purchases	Sales

Ohio National Fund, Inc.:
Equity Subaccount	$13,396,022	$(39,260,083)
Money Market Subaccount	305,283,468	(348,847,097)
Bond Subaccount	35,481,683	(29,102,249)
Omni Subaccount	2,083,791	(3,186,967)
International Subaccount	16,304,857	(46,323,757)
Capital Appreciation Subaccount	10,132,607	(20,865,477)
Millennium Subaccount	68,602,649	(7,745,306)
International Small-Mid Company Subaccount	12,388,767	(14,580,774)
Aggressive Growth Subaccount	6,586,534	(4,849,428)
Small Cap Growth Subaccount	5,740,815	(2,052,470)
Mid Cap Opportunity Subaccount	27,721,516	(67,772,824)
S&P 500 Index Subaccount	50,988,817	(24,599,693)
Strategic Value Subaccount	8,050,609	(3,003,697)
High Income Bond Subaccount	80,061,490	(35,336,061)
Capital Growth Subaccount	9,102,863	(7,215,119)
Nasdaq-100 Index Subaccount	14,489,749	(10,610,887)
Bristol Subaccount	47,618,627	(21,598,250)
Bryton Growth Subaccount	41,779,820	(16,982,130)
U.S. Equity Subaccount	2,816,931	(3,375,833)
Balanced Subaccount	4,198,991	(2,646,298)
Income Opportunity Subaccount	2,157,286	(1,764,204)
Target VIP Subaccount	6,139,399	(6,425,799)
Target Equity/Income Subaccount	6,113,419	(9,630,148)
Bristol Growth Subaccount	1,649,812	(633,484)
Dow Target 10 Portfolios:
First Quarter Subaccount	376,556	(390,645)
Second Quarter Subaccount	530,414	(615,189)

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2009

	Purchases	Sales

Dow Target 10 Portfolios: (continued)
Third Quarter Subaccount	$260,203	$(557,753)
Fourth Quarter Subaccount	262,635	(596,910)
Dow Target 5 Portfolios:
First Quarter Subaccount	175,607	(661,056)
Second Quarter Subaccount	205,748	(309,821)
Third Quarter Subaccount	167,803	(186,415)
Fourth Quarter Subaccount	72,464	(370,241)
Fidelity Variable Insurance Products Fund:
VIP Growth Subaccount	65,181	(160,066)
VIP Equity-Income Subaccount	35,484	(122,102)
VIP High Income Subaccount	9,386	(9,647)
Janus Aspen Series — Institutional Shares:
Janus Subaccount	167,662	(675,295)
Overseas Subaccount	451,065	(864,647)
Worldwide Subaccount	116,240	(443,512)
Balanced Subaccount	1,368,683	(1,868,750)
Legg Mason Partners Variable Equity Trust — Class I:
Legg Mason ClearBridge Variable Fundamental Value Subaccount	2,747,797	(2,851,376)
Legg Mason ClearBridge Variable Equity Income Builder Subaccount	692,686	(907,393)
Legg Mason ClearBridge Variable Investors Subaccount	3,399,646	(2,076,120)
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount	—	(1,172,604)
Small/Mid Cap Value Subaccount	5,697	(66,736)
Discovery Subaccount	—	(764,561)
Van Kampen Universal Institutional Funds — Class I:
Core Plus Fixed Income Subaccount	1,042,572	(2,934,728)
U.S. Real Estate Subaccount	911,246	(2,098,948)
Value Subaccount	890	(1,733)
Emerging Markets Debt Subaccount	507	(95)
Goldman Sachs Variable Insurance Trust — Institutional Shares:
Growth and Income Subaccount	90,971,419	(48,057,368)
Structured U.S. Equity Subaccount	3,335,842	(7,257,837)
Capital Growth Subaccount	2,775,455	(3,176,736)
Lazard Retirement Series, Inc.:
Emerging Markets Equity Subaccount	109,322,821	(61,844,687)
U.S. Small-Mid Cap Equity Subaccount	87,780,137	(19,182,714)
U.S. Strategic Equity Subaccount	1,619,309	(874,368)
International Equity Subaccount	177,843,484	(74,970,818)
The Prudential Series Fund, Inc.:
Jennison 20/20 Focus Subaccount	107,352,298	(80,150,020)
Jennison Subaccount	4,570,573	(1,818,454)
UBS Series Trust — Class I:
U.S. Allocation Subaccount	87,265	(2,736,636)

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2009

	Purchases	Sales

Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount	$61,290,622	$(41,038,574)
VIP Contrafund Subaccount	102,245,877	(67,914,504)
VIP Growth Subaccount	8,243,746	(9,281,649)
VIP Equity-Income Subaccount	26,991,950	(32,620,684)
VIP Real Estate Subaccount	7,865,471	(4,553,414)
Janus Aspen Series — Service Shares:
Janus Subaccount	10,473,598	(8,336,313)
Worldwide Subaccount	8,178,603	(4,303,889)
Balanced Subaccount	43,954,505	(17,666,204)
Overseas Subaccount	84,080,546	(76,760,950)
J.P. Morgan Series Trust II:
Small Company Subaccount	1,359,455	(11,994,578)
Mid Cap Value Subaccount	12,905,050	(116,395,232)
J.P. Morgan Insurance Trust — Class I:
Small Cap Core Subaccount	12,780,456	(2,023,953)
Mid Cap Value Subaccount	125,266,973	(23,765,399)
AllianceBernstein Variable Product Series Fund, Inc. — Class B:
Growth & Income Subaccount	6,641	(20,127)
Small Cap Growth Subaccount	—	(253)
MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount	5,994,304	(1,815,716)
Investors Growth Stock Subaccount	2,537,512	(1,080,025)
Mid Cap Growth Subaccount	4,138,497	(4,600,099)
Total Return Subaccount	15,542,548	(14,595,785)
PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount	213,683,830	(86,065,384)
Total Return Subaccount	770,937,052	(206,044,648)
Global Bond Subaccount	201,633,104	(36,834,650)
CommodityRealReturn Strategy Subaccount	87,699,339	(9,861,135)
Calvert Variable Series, Inc.:
Social Equity Subaccount	23,632	(42,543)
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount	9,839,435	(3,238,290)
Royce Capital Fund:
Small-Cap Subaccount	75,879,074	(38,543,613)
Micro-Cap Subaccount	31,329,936	(19,535,582)
Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount	65,780,863	(146,717,722)
U.S. Real Estate Subaccount	76,679,840	(45,215,134)
International Growth Equity Subaccount	131,993,709	(85,967,080)
Capital Growth Subaccount	9,630,561	(1,888,468)

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2009

	Purchases	Sales

Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Income Securities Subaccount	$34,179,697	$(40,535,253)
Franklin Flex Cap Growth Securities Subaccount	19,948,598	(36,277,803)
Templeton Foreign Securities Subaccount	14,170,518	(18,741,215)
Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount	40,672,240	(115,078,386)
ALPS Variable Insurance Trust — Class II:
AVS Listed Private Equity Subaccount	6,296,667	(1,271,043)
Federated Insurance Series — Service Shares:
Kaufmann Fund II Subaccount	15,283,124	(2,013,263)
Goldman Sachs Variable Insurance Trust — Service Shares:
Growth and Income Subaccount	237,705,941	(26,538,684)
Structured U.S. Equity Subaccount	935,330	(415,499)
Capital Growth Subaccount	4,098,614	(990,492)
Franklin Templeton Variable Insurance Products Trust — Class 4:
Franklin Income Securities Subaccount	47,258,802	(10,130,820)
Franklin Flex Cap Growth Securities Subaccount	153,549,302	(34,039,200)
Templeton Foreign Securities Subaccount	24,667,146	(6,285,344)
Franklin Templeton VIP Founding Funds Allocation Subaccount	16,190,819	(6,031,191)
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount	223,415,288	(21,887,114)
VIP Global Natural Resources Subaccount	53,295,557	(10,446,564)
VIP Science and Technology Subaccount	21,520,344	(3,775,871)

Totals	$4,499,770,013	$(2,502,363,355)

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, and fair value (fair value represents the portion of contract owners’ equity for contracts in the accumulation period, and excludes the portion of contract owners’ equity for annuity reserves for contracts in the payment period), and the expenses, total returns and investment income ratios for each period ended December 31. Some of the information is presented as a range of minimum to maximum values. The range is determined by identifying the lowest and highest expense rates during each period presented for the products with units outstanding at the end of each period, and presenting the values per unit, total returns, and investment income ratios that correspond to those products. Accordingly, some individual contract or product attributes may not be within the range presented.

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.:
Equity Subaccount
2009	21,921,406	$6.07 to $7.02	$171,255,032	0.65% to 1.50%	37.05% to 38.21%	0.24% to 0.26%
2008	25,810,255	$4.39 to $5.12	$146,310,761	0.65% to 1.50%	–55.49% to –55.11%	0.28% to 0.68%
2007	30,645,278	$9.78 to $11.51	$391,621,992	0.65% to 1.50%	–7.29% to –6.50%	0.04% to 0.09%
2006	28,546,925	$12.41 to $26.28	$401,450,160	0.90% to 1.50%	5.09% to 5.72%	0.00%
2005	28,401,012	$11.81 to $24.86	$387,845,294	0.90% to 1.50%	4.54% to 5.16%	0.00%

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2009

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Money Market Subaccount
2009	23,299,397	$10.55 to $11.99	$286,688,936	0.65% to 1.50%	–1.48% to –0.65%	0.00%
2008	26,452,604	$10.61 to $12.17	$330,388,143	0.65% to 1.50%	0.26% to 1.11%	1.46% to 1.73%
2007	21,875,064	$10.50 to $12.14	$271,282,731	0.65% to 1.50%	3.39% to 4.27%	4.95% to 5.44%
2006	16,960,603	$11.74 to $14.79	$203,354,657	0.90% to 1.50%	3.22% to 3.84%	4.65% to 4.77%
2005	10,776,630	$11.37 to $14.25	$125,280,049	0.90% to 1.50%	1.42% to 2.02%	2.89% to 2.93%
Bond Subaccount
2009	7,427,076	$10.94 to $14.81	$113,574,177	0.65% to 1.50%	19.14% to 20.15%	0.00%
2008	6,937,720	$9.11 to $12.43	$89,328,518	0.65% to 1.50%	–12.76% to –12.02%	0.00%
2007	10,251,341	$10.35 to $14.25	$150,527,334	0.65% to 1.50%	2.18% to 3.04%	0.00%
2006	10,069,921	$13.95 to $18.50	$145,124,908	0.90% to 1.50%	2.90% to 3.51%	3.44% to 4.33%
2005	8,151,587	$13.55 to $17.88	$114,661,276	0.90% to 1.50%	–1.06% to –0.48%	3.42% to 3.74%
Omni Subaccount
2009	1,601,910	$8.29 to $15.96	$20,459,047	0.90% to 1.50%	31.19% to 31.97%	1.85% to 2.76%
2008	1,658,118	$6.32 to $12.09	$16,748,679	0.90% to 1.50%	–32.48% to –32.07%	1.51% to 1.96%
2007	1,883,820	$9.36 to $17.81	$28,625,926	0.90% to 1.50%	5.40% to 6.03%	1.63%
2006	2,181,595	$8.88 to $16.79	$31,282,772	0.90% to 1.50%	11.65% to 12.31%	1.22% to 1.31%
2005	2,353,614	$7.96 to $14.95	$31,426,831	0.90% to 1.50%	7.87% to 8.51%	1.21% to 1.29%
International Subaccount
2009	19,004,938	$8.38 to $9.20	$182,222,701	0.65% to 1.50%	36.18% to 37.33%	0.00%
2008	22,399,421	$6.10 to $6.76	$157,221,552	0.65% to 1.50%	–46.88% to –46.43%	0.00%
2007	25,783,162	$11.38 to $12.72	$340,396,752	0.65% to 1.50%	7.82% to 8.73%	0.00%
2006	23,057,919	$11.80 to $20.18	$283,662,504	0.90% to 1.50%	17.47% to 18.17%	0.14% to 0.18%
2005	15,940,713	$10.04 to $17.08	$169,244,488	0.90% to 1.50%	7.79% to 8.42%	0.04% to 0.05%
Capital Appreciation Subaccount
2009	5,408,800	$16.78 to $31.62	$95,310,869	0.90% to 1.50%	40.73% to 41.56%	1.26% to 2.56%
2008	6,211,352	$11.92 to $22.34	$77,620,063	0.90% to 1.50%	–39.91% to –39.55%	0.53% to 0.68%
2007	7,002,972	$10.81 to $19.84	$146,075,414	0.65% to 1.50%	2.28% to 3.15%	0.41% to 0.62%
2006	8,218,217	$19.40 to $35.91	$167,468,605	0.90% to 1.50%	14.66% to 15.34%	0.41% to 0.43%
2005	6,614,263	$16.92 to $31.14	$119,406,698	0.90% to 1.50%	3.72% to 4.33%	0.42% to 0.48%
Millennium Subaccount
2009	12,698,371	$6.41 to $9.03	$87,663,141	0.65% to 1.50%	19.06% to 20.06%	0.00%
2008	1,828,483	$5.39 to $7.52	$14,393,254	0.65% to 1.50%	–43.39% to –42.91%	0.00%
2007	2,048,080	$9.52 to $13.18	$28,862,099	0.65% to 1.50%	24.16% to 25.21%	0.00%
2006	1,919,393	$7.66 to $33.55	$23,864,028	0.90% to 1.50%	5.79% to 6.42%	0.00%
2005	2,339,958	$7.24 to $31.52	$28,727,223	0.90% to 1.50%	–1.47% to –0.89%	0.00%
International Small-Mid Company Subaccount
2009	3,712,387	$8.97 to $13.80	$53,575,815	0.65% to 1.50%	43.89% to 45.11%	0.00%
2008	3,827,339	$6.18 to $9.59	$38,509,213	0.65% to 1.50%	–52.02% to –51.62%	0.00%
2007	3,645,770	$12.78 to $19.99	$77,155,792	0.65% to 1.50%	15.73% to 16.71%	0.00%
2006	2,460,935	$17.28 to $33.66	$46,061,647	0.90% to 1.50%	24.49% to 25.22%	0.11% to 0.12%
2005	1,561,891	$13.88 to $26.88	$24,580,985	0.90% to 1.50%	27.10% to 27.85%	0.49% to 0.76%

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2009

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Aggressive Growth Subaccount
2009	2,726,046	$5.81 to $10.58	$16,508,336	0.65% to 1.50%	40.50% to 41.69%	0.00%
2008	2,356,447	$4.14 to $7.47	$10,109,129	0.65% to 1.50%	–44.51% to –44.04%	0.00%
2007	1,600,552	$7.45 to $11.63	$12,460,804	0.90% to 1.50%	27.63% to 28.39%	0.00%
2006	833,218	$5.84 to $9.06	$5,259,435	0.90% to 1.50%	4.22% to 4.84%	0.00%
2005	639,325	$5.60 to $8.64	$4,024,055	0.90% to 1.50%	11.61% to 12.27%	0.02%
Small Cap Growth Subaccount
2009	2,208,128	$5.67 to $9.59	$13,690,087	0.65% to 1.50%	48.53% to 49.79%	0.00%
2008	1,410,063	$3.81 to $8.99	$6,137,301	0.90% to 1.50%	–48.47% to –48.16%	0.00%
2007	1,248,907	$7.40 to $17.34	$10,939,267	0.90% to 1.50%	12.92% to 13.60%	0.00%
2006	735,381	$6.55 to $15.26	$6,523,555	0.90% to 1.50%	23.75% to 24.49%	0.00%
2005	787,643	$5.30 to $12.26	$5,781,671	0.90% to 1.50%	4.91% to 5.53%	0.00%
Mid Cap Opportunity Subaccount
2009	2,823,665	$8.23 to $12.28	$38,295,790	0.65% to 1.50%	38.52% to 39.69%	0.00%
2008	6,694,741	$5.89 to $8.87	$62,906,408	0.65% to 1.50%	–52.01% to –51.61%	0.00%
2007	3,649,812	$12.18 to $18.48	$74,792,194	0.65% to 1.50%	16.11% to 17.10%	0.00%
2006	2,476,430	$15.91 to $25.81	$46,538,964	0.90% to 1.50%	8.03% to 8.67%	0.00%
2005	2,649,023	$14.73 to $23.75	$47,316,028	0.90% to 1.50%	8.36% to 9.00%	0.00%
S&P 500 Index Subaccount
2009	9,588,836	$8.45 to $10.12	$103,231,236	0.65% to 1.50%	23.97% to 25.02%	2.20% to 2.44%
2008	6,370,745	$8.17 to $13.10	$56,589,007	0.90% to 1.50%	–38.23% to –37.86%	1.35% to 4.55%
2007	6,291,146	$13.22 to $21.08	$91,593,441	0.90% to 1.50%	3.50% to 4.12%	1.16% to 1.21%
2006	6,251,985	$12.77 to $20.24	$89,084,198	0.90% to 1.50%	13.60% to 14.27%	0.95% to 0.98%
2005	7,724,392	$11.24 to $17.72	$97,065,077	0.90% to 1.50%	2.93% to 3.54%	0.92% to 0.97%
Strategic Value Subaccount
2009	1,744,313	$7.55 to $8.78	$15,582,107	0.65% to 1.50%	9.87% to 10.80%	4.40% to 4.73%
2008	1,138,041	$7.99 to $8.51	$9,241,354	0.90% to 1.50%	–29.33% to –28.91%	3.37% to 5.26%
2007	1,899,357	$11.30 to $11.97	$21,734,884	0.90% to 1.50%	–10.09% to –9.55%	1.06% to 1.14%
2006	2,151,461	$12.57 to $13.23	$27,326,975	0.90% to 1.50%	14.64% to 15.31%	0.83% to 0.96%
2005	2,097,300	$10.97 to $11.48	$23,208,869	0.90% to 1.50%	3.19% to 3.80%	0.74% to 0.90%
High Income Bond Subaccount
2009	9,278,190	$11.57 to $15.33	$145,316,799	0.65% to 1.50%	47.04% to 48.28%	0.00%
2008	5,801,723	$7.80 to $10.43	$61,767,013	0.65% to 1.50%	–26.42% to –25.79%	0.00%
2007	4,756,190	$10.51 to $14.17	$68,648,386	0.65% to 1.50%	1.99% to 2.86%	0.00%
2006	4,082,110	$13.89 to $15.00	$57,648,358	0.90% to 1.50%	8.51% to 9.15%	0.00%
2005	3,136,664	$12.80 to $13.74	$40,740,225	0.90% to 1.50%	1.47% to 2.08%	4.03% to 6.90%
Capital Growth Subaccount
2009	1,638,437	$9.89 to $19.29	$31,116,259	0.65% to 1.50%	33.27% to 34.39%	0.00%
2008	1,474,268	$7.36 to $14.47	$20,927,282	0.65% to 1.50%	–37.31% to –36.77%	0.00%
2007	1,241,873	$11.64 to $23.08	$27,476,039	0.65% to 1.50%	9.58% to 10.51%	0.00%
2006	1,144,005	$10.09 to $21.06	$22,855,954	0.90% to 1.50%	18.35% to 19.06%	0.00%
2005	1,203,188	$8.48 to $17.80	$19,700,316	0.90% to 1.50%	1.11% to 1.71%	0.00%

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2009

							Investment
	Accumulation	Value Per	Fair		Total		Income
	Units***	Unit	Value	Expenses*	Return**		Ratio****

Ohio National Fund, Inc.: (continued)
Nasdaq-100 Index Subaccount
2009	9,531,577	$4.14 to $10.64	$40,300,571	0.65% to 1.50%	51.43% to 52.71%		0.00%
2008	8,365,592	$2.73 to $2.88	$23,243,143	0.90% to 1.50%	–42.84% to –42.50%		0.00%
2007	8,137,053	$4.78 to $5.00	$39,453,401	0.90% to 1.50%	16.82% to 17.52%		0.00%
2006	9,090,548	$4.09 to $4.26	$37,691,129	0.90% to 1.50%	5.03% to 5.65%		0.00%
2005	5,895,658	$3.90 to $4.03	$23,233,126	0.90% to 1.50%	–0.06% to 0.53%		0.00%
Bristol Subaccount
2009	11,449,119	$8.92 to $11.51	$133,596,270	0.65% to 1.50%	33.82% to 34.95%		0.95% to 1.38%
2008	8,799,825	$6.61 to $8.60	$76,619,435	0.65% to 1.50%	–41.43% to –40.93%		1.24% to 1.26%
2007	5,988,311	$11.19 to $14.68	$88,857,672	0.65% to 1.50%	6.15% to 7.05%		0.74% to 1.31%
2006	3,990,903	$13.83 to $14.22	$55,688,869	0.90% to 1.50%	14.70% to 15.38%		0.25% to 0.44%
2005	2,042,000	$12.06 to $12.32	$24,796,136	0.90% to 1.50%	10.38% to 11.03%		0.00%
Bryton Growth Subaccount
2009	10,634,211	$9.40 to $9.82	$106,089,583	0.65% to 1.50%	33.72% to 34.85%		0.00%
2008	7,539,477	$6.97 to $7.35	$56,103,074	0.65% to 1.50%	–40.43% to –39.93%		0.00%
2007	4,876,212	$11.60 to $12.33	$60,800,582	0.65% to 1.50%	8.26% to 9.18%		0.00%
2006	2,227,333	$11.39 to $11.71	$25,607,310	0.90% to 1.50%	15.02% to 15.70%		0.00%
2005	872,635	$9.91 to $10.12	$8,707,821	0.90% to 1.50%	2.77% to 3.38%		0.02% to 0.03%
U.S. Equity Subaccount
2009	1,553,589	$8.67 to $8.96	$13,589,709	0.90% to 1.50%	14.85% to 15.53%		0.71% to 0.78%
2008	1,606,966	$7.55 to $7.76	$12,224,145	0.90% to 1.50%	–48.75% to –48.44%		1.03% to 1.08%
2007	1,555,201	$14.72 to $15.05	$23,041,125	0.90% to 1.50%	11.49% to 12.16%		0.38% to 1.40%
2006	1,539,865	$13.21 to $13.42	$20,427,150	0.90% to 1.50%	6.34% to 6.97%		0.12% to 0.49%
2005	983,957	$12.42 to $12.54	$12,247,510	0.90% to 1.50%	7.11% to 7.74%		0.00%
Balanced Subaccount
2009	1,001,326	$11.41 to $12.49	$12,636,157	0.90% to 1.50%	23.07% to 23.80%		2.20% to 3.42%
2008	870,839	$9.21 to $10.15	$8,900,711	0.90% to 1.50%	–28.02% to –27.59%		0.00%
2007	706,230	$12.72 to $14.10	$9,985,118	0.90% to 1.50%	10.63% to 11.29%		0.00%
2006	553,507	$11.43 to $12.75	$7,072,673	0.90% to 1.50%	11.46% to 12.12%		0.96% to 3.58%
2005	356,380	$11.44 to $11.55	$4,085,543	0.90% to 1.50%	1.95% to 2.55%		0.29% to 0.35%
Income Opportunity Subaccount
2009	514,922	$10.28 to $10.64	$5,355,941	0.90% to 1.50%	11.47% to 12.13%		0.00%
2008	477,359	$8.90 to $9.23	$4,449,399	0.90% to 1.50%	–21.99% to –21.53%		0.00%
2007	418,770	$11.34 to $11.83	$4,989,181	0.90% to 1.50%	6.72% to 7.35%		0.00%
2006	498,277	$10.57 to $11.08	$5,547,851	0.90% to 1.50%	2.62% to 3.23%		0.00%
2005	379,140	$10.24 to $10.80	$4,107,102	0.90% to 1.50%	1.46% to 2.35%	(b)	0.00%
Target VIP Subaccount
2009	2,662,821	$7.22 to $7.53	$20,183,855	0.65% to 1.50%	13.07% to 14.02%		0.71% to 4.47%
2008	2,671,966	$6.66 to $6.79	$17,880,279	0.90% to 1.50%	–44.18% to –43.84%		1.17% to 1.38%
2007	1,890,034	$11.93 to $12.09	$22,631,483	0.90% to 1.50%	8.10% to 8.75%		0.69% to 0.86%
2006	943,340	$11.04 to $11.12	$10,435,547	0.90% to 1.50%	9.13% to 9.78%		0.01% to 0.03%
2005	140,194	$10.12 to $10.13	$1,418,338	0.90% to 1.50%	1.16%(a) to 1.26%	(b)	0.00%

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2009

							Investment
	Accumulation	Value Per	Fair		Total		Income
	Units***	Unit	Value	Expenses*	Return**		Ratio****

Ohio National Fund, Inc.: (continued)
Target Equity/Income Subaccount
2009	2,951,808	$6.86 to $7.09	$21,073,435	0.65% to 1.50%	10.67% to 11.61%		1.46% to 2.31%
2008	3,495,439	$6.15 to $6.41	$22,513,508	0.65% to 1.50%	–45.89% to –45.43%		2.16% to 2.30%
2007	3,182,790	$11.85 to $12.00	$37,831,526	0.90% to 1.50%	8.78% to 9.43%		1.41% to 1.51%
2006	1,863,354	$10.89 to $10.96	$20,331,281	0.90% to 1.50%	7.75% to 8.39%		0.68% to 1.01%
2005	352,432	$10.11 to $10.12	$3,562,387	0.90% to 1.50%	1.06%(a) to 1.16%	(b)	0.00%
Bristol Growth Subaccount
2009	296,643	$8.40 to $8.59	$2,501,509	0.65% to 1.50%	40.17% to 41.36%		0.00%
2008	150,630	$5.99 to $6.05	$905,039	0.90% to 1.50%	–41.46% to –41.11%		0.00%
2007	76,182	$10.24 to $10.28	$780,761	0.90% to 1.40%	2.44%(a) to 2.78%	(b)	0.00%
Dow Target 10 Portfolios:
First Quarter Subaccount
2009	224,184	$8.75 to $9.34	$2,004,892	0.90% to 1.50%	14.38% to 15.06%		0.00%
2008	211,163	$7.65 to $8.12	$1,649,319	0.90% to 1.50%	–38.37% to –38.00%		0.00%
2007	226,259	$12.42 to $13.10	$2,854,915	0.90% to 1.50%	–0.89% to –0.30%		0.00%
2006	190,608	$12.53 to $13.13	$2,417,036	0.90% to 1.50%	26.96% to 27.72%		7.38% to 7.57%
2005	220,702	$9.87 to $10.28	$2,201,084	0.90% to 1.50%	–7.61% to –7.06%		0.00%
Second Quarter Subaccount
2009	239,776	$9.83 to $10.37	$2,400,898	0.90% to 1.40%	25.49% to 26.11%		0.00%
2008	240,854	$7.76 to $8.22	$1,909,877	0.90% to 1.50%	–47.12% to –46.81%		0.00%
2007	238,602	$14.68 to $15.46	$3,557,958	0.90% to 1.50%	3.51% to 4.13%		0.00%
2006	235,451	$14.18 to $14.85	$3,384,020	0.90% to 1.50%	27.73% to 28.48%		3.46% to 6.40%
2005	265,196	$11.10 to $11.56	$2,977,640	0.90% to 1.50%	–4.05% to –3.48%		0.00%
Third Quarter Subaccount
2009	242,351	$7.54 to $8.02	$1,877,439	0.90% to 1.50%	8.20% to 8.85%		0.00%
2008	280,868	$6.96 to $7.37	$2,016,684	0.90% to 1.50%	–41.43% to –41.08%		0.00%
2007	345,043	$11.89 to $12.51	$4,222,167	0.90% to 1.50%	3.96% to 4.58%		0.00%
2006	337,517	$11.44 to $11.96	$3,965,179	0.90% to 1.50%	26.07% to 26.82%		5.35% to 7.34%
2005	311,200	$9.07 to $9.43	$2,888,230	0.90% to 1.50%	–6.82% to –6.26%		0.00%
Fourth Quarter Subaccount
2009	212,432	$9.49 to $11.75	$2,052,909	0.90% to 1.50%	13.20% to 13.88%		0.00%
2008	251,913	$8.39 to $10.32	$2,161,051	0.90% to 1.50%	–35.97% to –35.58%		0.00%
2007	380,481	$13.10 to $16.02	$5,057,482	0.90% to 1.50%	2.02% to 2.63%		0.00%
2006	215,573	$12.84 to $15.61	$2,813,836	0.90% to 1.50%	25.53% to 26.28%		5.31% to 5.32%
2005	195,982	$10.23 to $12.36	$2,027,383	0.90% to 1.50%	–5.91% to –5.35%		0.00%
Dow Target 5 Portfolios:
First Quarter Subaccount
2009	78,675	$9.65 to $10.13	$757,587	0.90% to 1.40%	18.10% to 18.68%		0.00%
2008	128,259	$8.09 to $8.54	$1,050,706	0.90% to 1.50%	–49.18% to –48.87%		0.00%
2007	68,621	$16.05 to $16.70	$1,103,949	0.90% to 1.40%	1.48% to 1.99%		0.00%
2006	59,482	$15.82 to $16.37	$941,175	0.90% to 1.40%	38.89% to 39.58%		2.43% to 5.13%
2005	64,264	$11.39 to $11.73	$732,426	0.90% to 1.40%	–3.55% to –3.07%		0.00%

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2009

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 5 Portfolios: (continued)
Second Quarter Subaccount
2009	67,367	$10.34 to $10.85	$693,741	0.90% to 1.40%	19.36% to 19.95%	0.00%
2008	75,955	$8.67 to $9.05	$660,021	0.90% to 1.40%	–49.96% to –49.71%	0.00%
2007	87,534	$17.32 to $17.99	$1,519,564	0.90% to 1.40%	3.40% to 3.91%	0.00%
2006	52,706	$16.75 to $17.31	$882,993	0.90% to 1.40%	35.97% to 36.64%	5.35% to 6.41%
2005	44,383	$12.32 to $12.67	$546,874	0.90% to 1.40%	–4.43% to –3.96%	0.00%
Third Quarter Subaccount
2009	92,207	$5.49 to $5.75	$508,712	0.90% to 1.40%	–13.35% to –12.92%	0.00%
2008	95,709	$6.28 to $6.60	$608,006	0.90% to 1.50%	–52.76% to –52.47%	0.00%
2007	99,078	$13.39 to $13.89	$1,334,956	0.90% to 1.40%	7.38% to 7.92%	0.00%
2006	82,809	$12.39 to $12.87	$1,034,842	0.90% to 1.50%	34.36% to 35.16%	4.74% to 6.91%
2005	54,740	$9.22 to $9.52	$508,244	0.90% to 1.50%	–20.37% to –19.90%	0.00%
Fourth Quarter Subaccount
2009	89,821	$7.96 to $8.46	$729,687	0.90% to 1.50%	4.37% to 4.99%	0.00%
2008	131,447	$7.63 to $10.90	$1,021,414	0.90% to 1.50%	–42.11% to –41.77%	0.00%
2007	131,051	$13.18 to $18.72	$1,752,032	0.90% to 1.50%	5.38% to 6.01%	0.00%
2006	90,448	$12.60 to $17.66	$1,148,092	0.90% to 1.40%	7.46%(a) to 37.10%	4.33% to 6.17%
2005	65,692	$9.23 to $12.88	$609,322	0.90% to 1.40%	–13.71% to –13.28%	0.00%
Fidelity Variable Insurance Products Fund:
VIP Growth Subaccount
2009	73,851	$14.03	$1,036,099	1.30%	26.64%	0.44%
2008	81,039	$11.08	$897,770	1.30%	–47.85%	0.74%
2007	102,968	$21.24	$2,187,320	1.30%	25.33%	0.89%
2006	144,498	$16.95	$2,449,223	1.30%	5.48%	0.43%
2005	194,709	$16.07	$3,128,754	1.30%	4.44%	0.59%
VIP Equity-Income Subaccount
2009	52,739	$15.25	$804,351	1.30%	28.54%	2.24%
2008	60,017	$11.87	$712,129	1.30%	–43.39%	2.16%
2007	95,735	$20.96	$2,006,738	1.30%	0.22%	1.56%
2006	135,318	$20.92	$2,830,217	1.30%	18.66%	3.35%
2005	168,166	$17.63	$2,964,244	1.30%	4.51%	1.75%
VIP High Income Subaccount
2009	10,134	$12.97	$131,471	1.30%	42.11%	8.18%
2008	10,946	$9.13	$99,929	1.30%	–25.95%	7.02%
2007	17,402	$12.33	$214,535	1.30%	1.46%	5.74%
2006	43,142	$12.15	$524,209	1.30%	9.81%	6.28%
2005	63,067	$11.06	$697,835	1.30%	1.39%	14.60%
Janus Aspen Series — Institutional Shares:
Janus Subaccount
2009	649,397	$7.62 to $10.09	$6,245,330	0.90% to 1.50%	34.34% to 35.13%	0.53% to 0.54%
2008	707,789	$5.64 to $7.51	$5,072,090	0.90% to 1.50%	–40.61% to –40.26%	0.74% to 0.80%
2007	870,912	$9.44 to $12.65	$10,511,235	0.90% to 1.50%	13.38% to 14.06%	0.66% to 0.69%
2006	1,174,342	$8.28 to $11.16	$12,543,219	0.90% to 1.50%	9.74% to 10.39%	0.46% to 0.47%
2005	1,504,701	$7.50 to $10.17	$14,646,435	0.90% to 1.50%	2.75% to 3.36%	0.30% to 0.33%

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2009

							Investment
	Accumulation	Value Per	Fair		Total		Income
	Units***	Unit	Value	Expenses*	Return**		Ratio****

Janus Aspen Series — Institutional Shares: (continued)
Overseas Subaccount
2009	169,611	$25.24 to $27.05	$4,390,361	0.90% to 1.50%	76.90% to 77.96%		0.55% to 0.58%
2008	196,434	$14.27 to $15.20	$2,861,610	0.90% to 1.50%	–52.82% to –52.54%		1.22% to 1.24%
2007	275,304	$30.25 to $32.03	$8,496,729	0.90% to 1.50%	26.41% to 27.17%		0.62%
2006	319,247	$23.93 to $25.19	$7,779,978	0.90% to 1.50%	44.86% to 45.71%		1.90% to 2.12%
2005	334,176	$16.52 to $17.29	$5,601,201	0.90% to 1.50%	30.34% to 31.12%		1.22% to 1.29%
Worldwide Subaccount
2009	344,224	$8.00 to $9.70	$3,197,816	0.90% to 1.50%	35.66% to 36.47%		1.40% to 1.43%
2008	390,947	$5.86 to $7.15	$2,659,019	0.90% to 1.50%	–45.48% to –45.16%		0.93% to 1.12%
2007	520,259	$10.69 to $13.11	$6,496,780	0.90% to 1.50%	8.00% to 8.64%		0.68% to 0.73%
2006	688,367	$9.84 to $12.14	$8,000,158	0.90% to 1.50%	16.46% to 17.15%		1.67% to 1.68%
2005	949,145	$8.40 to $10.42	$9,444,224	0.90% to 1.50%	4.30% to 4.92%		1.17% to 1.24%
Balanced Subaccount
2009	615,151	$15.23 to $18.88	$10,952,376	0.90% to 1.50%	24.03% to 24.76%		2.84% to 3.10%
2008	681,272	$12.20 to $15.22	$9,799,619	0.90% to 1.50%	–17.09% to –16.59%		2.33% to 2.51%
2007	907,970	$14.63 to $18.36	$15,772,195	0.90% to 1.50%	8.89% to 9.54%		2.42% to 2.53%
2006	1,199,353	$13.36 to $16.86	$19,216,463	0.90% to 1.50%	9.09% to 9.73%		2.02% to 2.04%
2005	1,682,516	$12.17 to $15.45	$24,864,825	0.90% to 1.50%	6.36% to 6.99%		1.86% to 2.15%
Legg Mason Partners Variable Equity Trust — Class I (note 4):
Legg Mason ClearBridge Variable Fundamental Value Subaccount
2009	909,513	$8.57 to $15.33	$14,165,068	0.65% to 1.50%	27.45% to 28.52%		1.85% to 2.05%
2008	919,735	$6.67 to $12.03	$11,249,491	0.65% to 1.50%	–37.52% to –36.99%		1.48% to 6.83%
2007	933,351	$11.98 to $19.25	$18,205,100	0.90% to 1.50%	–5.00%(a) to –4.62%	(b)	1.81% to 6.36%
Legg Mason ClearBridge Variable Equity Income Builder Subaccount
2009	362,614	$10.44 to $11.19	$3,851,749	0.90% to 1.50%	21.09% to 21.81%		3.25% to 3.37%
2008	394,239	$8.62 to $9.19	$3,452,542	0.90% to 1.50%	–35.98% to –35.60%		0.57% to 1.10%
2007	494,823	$13.47 to $14.26	$6,752,397	0.90% to 1.50%	0.12%(a) to 0.53%	(b)	2.02% to 2.31%
Legg Mason ClearBridge Variable Investors Subaccount
2009	726,884	$8.53 to $12.50	$9,350,784	0.65% to 1.50%	22.66% to 23.70%		2.09% to 3.04%
2008	610,206	$10.19 to $10.86	$6,385,044	0.90% to 1.50%	–36.58% to –36.20%		1.26% to 2.21%
2007	498,088	$16.07 to $17.01	$8,126,260	0.90% to 1.50%	2.36% to 2.97%		1.44% to 1.56%
2006	440,848	$15.70 to $16.52	$7,011,108	0.90% to 1.50%	16.52% to 17.21%		1.60% to 1.68%
2005	437,667	$13.47 to $14.10	$5,965,917	0.90% to 1.50%	4.96% to 5.58%		0.75% to 1.17%
All Cap Subaccount
2006	852,823	$19.31 to $20.32	$16,666,158	0.90% to 1.50%	16.37% to 17.06%		1.21% to 1.33%
2005	844,370	$16.59 to $17.36	$14,186,840	0.90% to 1.50%	2.51% to 3.12%		0.66% to 0.98%
Total Return Subaccount
2006	524,920	$13.07 to $13.76	$6,938,510	0.90% to 1.50%	10.90% to 11.56%		1.71% to 2.13%
2005	587,330	$11.79 to $12.33	$6,992,421	0.90% to 1.50%	1.79% to 2.40%		1.77% to 1.88%

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2009

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount
2009	331,903	$15.18 to $16.26	$5,088,754	0.90% to 1.50%	45.55% to 46.42%	0.00%
2008	420,631	$9.69 to $10.43	$4,430,549	0.90% to 1.50%	–40.99% to –40.63%	1.90% to 1.91%
2007	602,019	$16.32 to $17.67	$10,727,297	0.90% to 1.50%	5.04% to 5.67%	0.55% to 0.61%
2006	950,101	$15.44 to $16.82	$16,065,607	0.90% to 1.50%	10.56% to 11.22%	0.00%
2005	1,155,940	$13.88 to $15.21	$17,651,010	0.90% to 1.50%	6.29% to 6.92%	0.00%
Small/Mid Cap Value Subaccount
2009	43,418	$12.83 to $15.59	$565,691	0.90% to 1.50%	57.81% to 58.75%	1.22% to 1.39%
2008	49,584	$8.13 to $9.82	$409,550	0.90% to 1.50%	–45.37% to –45.05%	0.00%
2007	61,522	$14.88 to $17.87	$933,476	0.90% to 1.50%	–2.19% to –1.61%	0.01% to 0.02%
2006	92,373	$15.21 to $18.16	$1,448,796	0.90% to 1.50%	14.02% to 14.69%	0.00%
2005	115,141	$13.34 to $15.83	$1,584,494	0.90% to 1.50%	14.78% to 15.47%	0.36% to 0.77%
Discovery Subaccount
2009	417,772	$8.35 to $13.12	$5,364,791	0.90% to 1.50%	38.23% to 39.05%	0.00%
2008	485,603	$6.00 to $9.49	$4,503,162	0.90% to 1.50%	–45.18% to –44.86%	0.00%
2007	658,290	$10.88 to $17.31	$11,145,706	0.90% to 1.50%	20.51% to 21.23%	0.00%
2006	1,131,665	$8.98 to $14.36	$15,571,821	0.90% to 1.50%	12.95% to 13.62%	0.00%
2005	1,502,849	$7.90 to $12.72	$18,462,149	0.90% to 1.50%	14.58%(a) to 15.08% (b)	0.00%
Van Kampen Universal Institutional Funds — Class I:
Core Plus Fixed Income Subaccount
2009	120,799	$13.93 to $14.93	$1,711,761	0.90% to 1.50%	8.02% to 8.67%	5.53% to 6.96%
2008	268,954	$12.89 to $13.74	$3,521,333	0.90% to 1.50%	–11.54% to –11.01%	3.65% to 3.93%
2007	233,638	$14.58 to $15.44	$3,451,757	0.90% to 1.50%	3.89% to 4.51%	3.32% to 3.70%
2006	199,912	$14.03 to $14.77	$2,839,097	0.90% to 1.50%	2.20% to 2.81%	3.91% to 4.00%
2005	248,531	$13.73 to $14.37	$3,452,672	0.90% to 1.50%	2.68% to 3.29%	2.37% to 3.20%
U.S. Real Estate Subaccount
2009	222,432	$21.09 to $26.19	$4,944,595	0.90% to 1.50%	26.46% to 27.21%	3.12% to 3.14%
2008	291,059	$16.68 to $20.59	$5,111,316	0.90% to 1.50%	–38.82% to –38.45%	3.36% to 3.41%
2007	417,852	$27.26 to $33.45	$11,948,338	0.90% to 1.50%	–18.30% to –17.81%	1.29% to 1.35%
2006	564,169	$33.37 to $40.70	$19,765,642	0.90% to 1.50%	36.01% to 36.82%	1.10% to 1.16%
2005	525,398	$24.53 to $29.75	$13,487,731	0.90% to 1.50%	15.33% to 16.01%	0.96% to 1.16%
Value Subaccount
2009	2,603	$11.60 to $12.29	$31,695	0.90% to 1.40%	29.19% to 29.83%	3.06% to 3.38%
2008	2,761	$8.98 to $9.47	$25,851	0.90% to 1.40%	–36.74% to –36.43%	3.75% to 4.27%
2007	15,599	$14.19 to $14.89	$223,519	0.90% to 1.40%	–4.41% to –3.94%	1.73%
2006	50,693	$14.72 to $15.50	$755,564	0.90% to 1.50%	15.17% to 15.85%	1.63% to 1.74%
2005	62,411	$12.78 to $13.38	$807,637	0.90% to 1.50%	3.02% to 3.63%	1.32% to 1.36%
Emerging Markets Debt Subaccount
2009	345	$20.63	$7,114	1.40%	28.41%	7.98%
2008	345	$16.07	$5,546	1.40%	–16.15%	8.43%
2007	3,141	$19.16	$60,189	1.40%	5.05%	7.46%
2006	7,879	$18.24	$143,708	1.40%	9.28%	8.89%
2005	12,771	$16.69 to $17.34	$214,347	0.90% to 1.40%	10.71% to 11.25%	7.75% to 8.20%

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2009

							Investment
	Accumulation	Value Per	Fair		Total		Income
	Units***	Unit	Value	Expenses*	Return**		Ratio****

Goldman Sachs Variable Insurance Trust — Institutional Shares:
Growth and Income Subaccount
2009	35,556,713	$8.04 to $8.97	$326,213,732	0.65% to 1.50%	16.57% to 17.55%		1.21% to 1.75%
2008	29,972,161	$6.84 to $7.70	$235,449,956	0.65% to 1.50%	–35.49% to –34.95%		2.02% to 2.14%
2007	24,390,981	$10.52 to $11.93	$296,578,957	0.65% to 1.50%	–0.01% to 0.83%		2.81% to 3.86%
2006	11,720,274	$11.94 to $14.23	$142,316,814	0.90% to 1.50%	20.82% to 21.54%		2.56% to 2.59%
2005	6,394,626	$9.88 to $11.71	$64,159,653	0.90% to 1.50%	2.40% to 3.00%		1.70% to 2.13%
Structured U.S. Equity Subaccount
2009	3,550,196	$8.97 to $9.61	$32,513,515	0.90% to 1.50%	19.35% to 20.06%		0.76% to 2.13%
2008	4,075,127	$6.95 to $7.51	$31,179,915	0.90% to 1.50%	–37.94% to –37.56%		1.31% to 1.66%
2007	4,546,088	$11.13 to $12.11	$55,958,844	0.90% to 1.50%	–3.09% to –2.51%		1.07% to 1.86%
2006	5,146,605	$11.42 to $12.49	$65,320,990	0.90% to 1.50%	11.23% to 11.89%		1.03% to 1.15%
2005	3,751,174	$10.20 to $11.23	$42,667,903	0.90% to 1.50%	4.94% to 5.56%		0.73% to 0.83%
Capital Growth Subaccount
2009	1,171,449	$8.70 to $10.28	$12,196,995	0.90% to 1.50%	45.56% to 46.43%		1.70% to 1.98%
2008	1,230,152	$5.94 to $7.06	$8,800,401	0.90% to 1.50%	–42.62% to –42.28%		0.11% to 0.20%
2007	1,244,487	$10.30 to $12.30	$15,488,912	0.90% to 1.50%	8.49% to 9.14%		0.08% to 0.18%
2006	1,325,319	$9.44 to $11.34	$15,175,871	0.90% to 1.50%	6.96% to 7.59%		0.10% to 0.12%
2005	1,321,846	$8.77 to $10.60	$14,133,814	0.90% to 1.50%	1.42% to 2.03%		0.13% to 0.15%
Lazard Retirement Series, Inc.:
Emerging Markets Equity Subaccount
2009	8,888,289	$12.44 to $28.20	$254,372,049	0.65% to 1.50%	67.34% to 68.75%		3.33% to 4.91%
2008	6,934,099	$7.37 to $16.85	$118,990,188	0.65% to 1.50%	–49.48% to –49.06%		2.69% to 4.15%
2007	4,950,816	$14.47 to $33.37	$168,357,827	0.65% to 1.50%	31.32% to 32.44%		1.61% to 1.97%
2006	2,790,680	$25.41 to $28.88	$72,334,286	0.90% to 1.50%	28.03% to 28.79%		0.41% to 0.45%
2005	2,027,488	$19.84 to $22.43	$41,049,347	0.90% to 1.50%	38.70% to 39.52%		0.32% to 0.37%
U.S. Small-Mid Cap Equity Subaccount
2009	7,327,499	$9.30 to $16.19	$121,029,406	0.65% to 1.50%	50.43% to 51.70%		0.00%
2008	1,821,966	$10.77 to $12.90	$20,011,200	0.90% to 1.50%	–37.42% to –37.04%		0.00%
2007	1,867,226	$17.20 to $20.48	$32,787,921	0.90% to 1.50%	–8.58% to –8.03%		0.00%
2006	2,001,144	$18.82 to $22.27	$38,433,125	0.90% to 1.50%	14.36% to 15.04%		0.00%
2005	2,123,760	$16.45 to $19.36	$35,674,960	0.90% to 1.50%	2.46% to 3.07%		0.00%
U.S. Strategic Equity Subaccount
2009	275,609	$9.52 to $9.79	$2,639,925	0.90% to 1.50%	24.97% to 25.71%		1.21% to 1.47%
2008	184,066	$7.65 to $7.79	$1,408,740	0.90% to 1.40%	–36.18% to –35.86%		0.89% to 1.19%
2007	107,537	$11.98 to $12.14	$1,289,466	0.90% to 1.40%	–2.33% to –1.84%		1.48% to 1.61%
2006	39,223	$12.27 to $12.37	$481,250	0.90% to 1.40%	15.87% to 16.44%		0.63% to 0.84%
2005	10,434	$10.59	$110,476	1.40%	5.88%	(c)	0.92%
International Equity Subaccount
2009	28,025,757	$8.74 to $11.17	$315,693,150	0.65% to 1.50%	19.66% to 20.67%		2.70% to 4.88%
2008	17,427,391	$7.25 to $9.33	$163,771,993	0.65% to 1.50%	–37.95% to –37.42%		1.84% to 2.26%
2007	7,793,330	$11.58 to $15.04	$117,792,202	0.65% to 1.50%	9.14% to 10.07%		4.03% to 5.05%
2006	747,497	$12.67 to $13.78	$10,318,407	0.90% to 1.50%	20.72% to 21.44%		0.98% to 1.10%
2005	116,773	$10.43 to $11.42	$1,331,683	0.90% to 1.40%	4.33%(a) to 14.25%	(b)	0.00% to 1.26%

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2009

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

The Prudential Series Fund, Inc.:
Jennison 20/20 Focus Subaccount
2009	17,117,109	$10.78 to $13.95	$243,606,636	0.65% to 1.50%	55.08% to 56.38%	0.00%
2008	14,250,178	$6.89 to $9.00	$130,532,919	0.65% to 1.50%	–40.30% to –39.79%	0.00%
2007	7,180,690	$11.45 to $15.07	$109,991,335	0.65% to 1.50%	8.48% to 9.40%	0.19% to 0.21%
2006	2,718,252	$13.89 to $19.16	$38,365,317	0.90% to 1.50%	11.94% to 12.60%	0.00%
2005	1,445,589	$12.41 to $17.02	$18,165,647	0.90% to 1.50%	19.47% to 20.18%	0.00%
Jennison Subaccount
2009	1,727,780	$6.81 to $10.04	$12,112,509	0.65% to 1.50%	40.48% to 41.66%	0.22% to 0.39%
2008	1,256,315	$4.85 to $7.09	$6,223,488	0.65% to 1.50%	–38.48% to –37.96%	0.00% to 0.07%
2007	1,433,204	$7.89 to $16.54	$11,486,264	0.90% to 1.50%	9.90% to 10.55%	0.00%
2006	1,299,121	$7.18 to $14.96	$9,474,441	0.90% to 1.50%	–0.13% to 0.46%	0.00%
2005	1,061,682	$7.18 to $14.89	$7,740,060	0.90% to 1.50%	12.34% to 13.01%	0.00%
UBS Series Trust — Class I:
U.S. Allocation Subaccount
2008	429,475	$6.61 to $7.00	$2,885,894	0.90% to 1.50%	–36.29% to –35.91%	2.74% to 3.26%
2007	498,908	$10.38 to $10.92	$5,252,956	0.90% to 1.50%	0.39% to 0.99%	1.98% to 2.17%
2006	735,452	$10.34 to $10.81	$7,699,544	0.90% to 1.50%	9.36% to 10.01%	2.62% to 2.80%
2005	862,457	$9.46 to $9.83	$8,252,336	0.90% to 1.50%	5.03% to 5.65%	1.34% to 1.35%
Old Mutual Insurance Series Fund:
Technology & Communications
2007	661,678	$2.50 to $2.62	$1,674,557	0.90% to 1.50%	31.35% to 32.14%	0.00%
2006	1,195,252	$1.90 to $1.98	$2,299,991	0.90% to 1.50%	3.16% to 3.77%	0.00%
2005	1,490,626	$1.84 to $1.91	$2,774,445	0.90% to 1.50%	8.29% to 8.94%	0.00%
Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount
2009	11,484,715	$9.89 to $18.82	$218,734,330	0.65% to 1.50%	37.69% to 38.85%	0.53% to 0.54%
2008	10,147,808	$7.12 to $13.67	$140,468,152	0.65% to 1.50%	–40.50% to –40.00%	0.26% to 0.37%
2007	9,428,743	$11.87 to $22.97	$219,198,737	0.65% to 1.50%	13.62% to 14.59%	0.44% to 0.55%
2006	8,191,215	$20.22 to $21.03	$167,406,573	0.90% to 1.50%	10.75% to 11.40%	0.16% to 0.19%
2005	6,486,031	$18.26 to $18.88	$119,530,366	0.90% to 1.50%	16.28% to 16.97%	0.00%
VIP Contrafund Subaccount
2009	28,853,925	$9.23 to $11.15	$327,437,555	0.65% to 1.50%	33.47% to 34.59%	1.45% to 1.65%
2008	24,956,365	$6.86 to $8.35	$211,915,180	0.65% to 1.50%	–43.54% to –43.06%	0.94% to 1.13%
2007	19,945,934	$12.05 to $14.79	$299,281,287	0.65% to 1.50%	15.56% to 16.54%	1.31% to 1.67%
2006	13,241,862	$12.80 to $13.32	$171,581,825	0.90% to 1.50%	9.79% to 10.44%	1.00% to 1.08%
2005	7,997,541	$11.66 to $12.06	$94,264,929	0.90% to 1.50%	14.93% to 15.61%	0.09% to 0.11%
VIP Growth Subaccount
2009	4,640,543	$5.55 to $8.48	$26,182,589	0.65% to 1.50%	26.07% to 27.14%	0.22% to 0.29%
2008	4,769,142	$4.40 to $4.64	$21,279,725	0.90% to 1.50%	–48.09% to –47.78%	0.58% to 0.66%
2007	4,224,703	$8.48 to $8.88	$36,238,590	0.90% to 1.50%	24.78% to 25.52%	0.24% to 0.47%
2006	3,472,525	$6.80 to $7.07	$23,836,997	0.90% to 1.50%	5.00% to 5.62%	0.16% to 0.18%
2005	3,549,776	$6.47 to $6.69	$23,173,298	0.90% to 1.50%	3.95% to 4.56%	0.27% to 0.39%

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2009

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Equity-Income Subaccount
2009	10,879,255	$7.72 to $10.47	$114,699,424	0.65% to 1.50%	27.96% to 29.05%	2.21% to 2.99%
2008	11,417,909	$5.98 to $8.18	$94,316,996	0.65% to 1.50%	–43.66% to –43.18%	3.63% to 6.66%
2007	10,578,270	$10.53 to $14.52	$154,651,925	0.65% to 1.50%	–0.23% to 0.61%	2.68% to 3.33%
2006	5,258,758	$14.55 to $15.30	$76,883,550	0.90% to 1.50%	18.16% to 18.86%	3.18% to 3.20%
2005	2,213,011	$12.32 to $12.87	$27,349,906	0.90% to 1.50%	4.01% to 4.63%	0.93% to 1.36%
VIP Real Estate Subaccount
2009	979,626	$7.15 to $7.25	$7,021,406	0.65% to 1.50%	35.37% to 36.51%	2.94% to 4.32%
2008	219,437	$5.28 to $5.30	$1,160,375	0.90% to 1.50%	–47.19%(a) to –46.98% (b)	0.03% to 0.11%
Janus Aspen Series — Service Shares:
Janus Subaccount
2009	4,084,057	$5.77 to $6.12	$23,970,684	0.90% to 1.50%	34.00% to 34.80%	0.35% to 0.41%
2008	3,539,532	$4.31 to $4.54	$15,485,874	0.90% to 1.50%	–40.76% to –40.41%	0.58% to 0.72%
2007	2,854,509	$7.27 to $7.61	$21,016,655	0.90% to 1.50%	13.09% to 13.77%	0.58% to 0.63%
2006	3,087,240	$6.43 to $6.69	$20,046,086	0.90% to 1.50%	9.49% to 10.14%	0.26% to 0.28%
2005	3,306,871	$5.87 to $6.08	$19,586,314	0.90% to 1.50%	2.48% to 3.09%	0.12% to 0.13%
Worldwide Subaccount
2009	3,289,126	$5.35 to $8.60	$17,929,431	0.65% to 1.50%	35.37% to 36.52%	1.61% to 1.90%
2008	2,424,258	$3.95 to $4.16	$9,753,792	0.90% to 1.50%	–45.63% to –45.30%	0.94% to 1.23%
2007	2,392,107	$7.27 to $11.49	$17,616,814	0.65% to 1.50%	7.74% to 8.65%	0.49% to 0.91%
2006	2,339,206	$6.75 to $7.02	$15,956,962	0.90% to 1.50%	16.20% to 16.89%	1.57% to 1.66%
2005	2,713,607	$5.81 to $6.01	$15,908,304	0.90% to 1.50%	4.01% to 4.63%	1.15% to 1.27%
Balanced Subaccount
2009	7,095,139	$11.62 to $12.83	$92,682,955	0.65% to 1.50%	23.73% to 24.77%	2.85% to 3.11%
2008	5,149,346	$10.37 to $10.92	$54,207,444	0.90% to 1.50%	–17.30% to –16.81%	2.08% to 2.71%
2007	5,140,481	$12.54 to $13.12	$65,212,598	0.90% to 1.50%	8.65% to 9.30%	2.09% to 2.46%
2006	5,266,714	$11.54 to $12.01	$61,361,794	0.90% to 1.50%	8.79% to 9.43%	1.88% to 1.91%
2005	5,736,714	$10.61 to $10.97	$61,349,299	0.90% to 1.50%	6.07% to 6.70%	2.04% to 2.11%
Overseas Subaccount
2009	21,409,601	$11.69 to $13.24	$290,151,489	0.65% to 1.50%	76.43% to 77.91%	0.43% to 0.44%
2008	21,523,694	$6.57 to $7.50	$165,130,361	0.65% to 1.50%	–52.94% to –52.54%	0.94% to 1.20%
2007	17,545,578	$13.84 to $15.95	$286,132,917	0.65% to 1.50%	26.12% to 27.19%	0.57% to 0.58%
2006	8,553,817	$12.64 to $30.42	$110,878,273	0.90% to 1.50%	44.47% to 45.33%	1.87% to 2.02%
2005	3,084,866	$8.75 to $20.94	$27,835,212	0.90% to 1.50%	30.00% to 30.77%	1.12% to 1.18%
J.P. Morgan Series Trust II (note 4):
Small Company Subaccount
2008	1,295,512	$8.73 to $10.86	$11,552,213	0.90% to 1.50%	–33.00% to –32.59%	0.16% to 0.19%
2007	1,508,468	$13.03 to $16.11	$20,040,625	0.90% to 1.50%	–7.07% to –6.52%	0.01%
2006	1,624,175	$14.03 to $17.24	$23,197,285	0.90% to 1.50%	13.31% to 13.98%	0.00%
2005	1,569,988	$12.38 to $15.12	$19,756,854	0.90% to 1.50%	1.89% to 2.50%	0.00%
Mid Cap Value Subaccount
2008	7,942,270	$13.63 to $14.23	$109,693,875	0.90% to 1.50%	–34.20% to –33.81%	1.04% to 1.07%
2007	8,411,964	$20.72 to $21.49	$176,171,824	0.90% to 1.50%	0.93% to 1.53%	0.72% to 0.93%
2006	7,073,341	$20.53 to $21.17	$146,560,498	0.90% to 1.50%	15.12% to 15.80%	0.56% to 0.61%
2005	5,145,910	$17.83 to $18.28	$92,458,829	0.90% to 1.50%	7.60% to 8.24%	0.15% to 0.19%

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2009

							Investment
	Accumulation	Value Per	Fair		Total		Income
	Units***	Unit	Value	Expenses*	Return**		Ratio****

J.P. Morgan Insurance Trust — Class I (note 4):
Small Cap Core Subaccount
2009	1,307,460	$10.55 to $13.19	$14,111,303	0.90% to 1.50%	29.20%(a) to 29.72%	(b)	0.36 to 0.38%
Mid Cap Value Subaccount
2009	7,738,677	$17.01 to $17.85	$133,585,795	0.90% to 1.50%	28.82%(a) to 29.34%	(b)	0.00%
AllianceBernstein Variable Series Product Fund, Inc. — Class B:
Global Bond Subaccount
2007	20,287	$13.08 to $13.64	$269,060	0.90% to 1.40%	8.62% to 9.16%		2.84% to 2.97%
2006	27,705	$12.04 to $12.50	$336,653	0.90% to 1.40%	3.20% to 3.71%		1.32% to 1.46%
2005	30,679	$11.59 to $12.05	$361,380	0.90% to 1.50%	–9.22% to –8.69%		8.88% to 9.31%
Growth & Income Subaccount
2009	21,914	$9.11	$199,648	1.40%	18.69%		3.60%
2008	24,055	$7.68	$184,649	1.40%	–41.52%		2.08%
2007	60,262	$13.02 to $13.69	$792,280	0.90% to 1.50%	3.30% to 3.92%		1.08% to 1.19%
2006	106,351	$12.60 to $13.17	$1,351,521	0.90% to 1.50%	15.26% to 15.94%		1.07% to 1.25%
2005	130,053	$10.93 to $11.36	$1,432,529	0.90% to 1.50%	3.05% to 3.67%		1.26% to 1.28%
Small Cap Growth Subaccount
2009	1,667	$12.05	$20,098	1.40%	39.33%		0.00%
2008	1,670	$8.65	$14,444	1.40%	–46.38%		0.00%
2007	7,416	$16.13	$119,657	1.40%	12.12%		0.00%
2006	10,774	$14.39 to $14.93	$155,655	0.90% to 1.40%	8.98% to 9.52%		0.00%
2005	16,983	$13.20 to $13.64	$224,972	0.90% to 1.40%	3.41% to 3.92%		0.00%
MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount
2009	827,778	$11.84 to $12.42	$9,990,069	0.90% to 1.50%	60.51% to 61.47%		0.00%
2008	405,764	$7.37 to $7.69	$3,038,533	0.90% to 1.50%	–40.42% to –40.06%		0.00%
2007	338,271	$12.38 to $12.84	$4,230,810	0.90% to 1.50%	0.73% to 1.33%		0.00%
2006	242,559	$12.29 to $12.67	$3,031,563	0.90% to 1.50%	11.27% to 11.93%		0.00%
2005	244,662	$11.32 to $13.95	$2,742,512	0.90% to 1.40%	3.58% to 4.10%		0.00%
Investors Growth Stock Subaccount
2009	721,039	$9.99 to $10.49	$7,325,623	0.90% to 1.50%	37.04% to 37.85%		0.08% to 0.44%
2008	554,395	$7.29 to $7.61	$4,105,697	0.90% to 1.50%	–37.92% to –37.54%		0.07% to 0.31%
2007	469,454	$11.74 to $12.18	$5,572,534	0.90% to 1.50%	9.38% to 10.03%		0.08% to 0.11%
2006	445,801	$10.74 to $11.07	$4,826,384	0.90% to 1.50%	5.72% to 6.35%		0.00%
2005	446,174	$10.15 to $10.41	$4,561,567	0.90% to 1.50%	2.69% to 3.30%		0.12% to 0.15%
Mid Cap Growth Subaccount
2009	2,864,639	$6.86 to $7.71	$19,969,505	0.65% to 1.50%	39.16% to 40.34%		0.00%
2008	2,932,900	$4.93 to $5.50	$14,641,258	0.65% to 1.50%	–52.31% to –51.91%		0.00%
2007	2,684,663	$10.33 to $11.43	$28,055,529	0.65% to 1.50%	7.88% to 8.80%		0.00%
2006	1,318,511	$9.58 to $9.88	$12,752,239	0.90% to 1.50%	0.79% to 1.39%		0.00%
2005	499,044	$9.50 to $9.74	$4,782,718	0.90% to 1.50%	1.34% to 1.94%		0.00%

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2009

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

MFS Variable Insurance Trust — Service Class: (continued)
Total Return Subaccount
2009	4,909,856	$9.60 to $12.07	$60,202,530	0.65% to 1.50%	15.98% to 16.96%	3.00% to 3.24%
2008	4,940,387	$8.21 to $10.41	$52,117,864	0.65% to 1.50%	–23.47% to –22.82%	2.79% to 3.41%
2007	5,720,719	$13.60 to $14.11	$78,705,597	0.90% to 1.50%	2.39% to 3.00%	1.53% to 2.57%
2006	5,475,089	$13.29 to $13.70	$73,422,943	0.90% to 1.50%	9.98% to 10.63%	2.20% to 2.29%
2005	5,995,994	$12.08 to $12.38	$72,981,938	0.90% to 1.50%	1.09% to 1.69%	1.72% to 2.01%
PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount
2009	24,728,496	$11.80 to $14.25	$357,353,103	0.65% to 1.50%	16.61% to 17.60%	2.89% to 3.24%
2008	16,710,368	$10.04 to $12.22	$206,825,372	0.65% to 1.50%	–8.41% to –7.64%	3.58% to 3.63%
2007	15,714,685	$10.87 to $13.35	$211,973,515	0.65% to 1.50%	9.02% to 9.95%	4.64% to 4.71%
2006	15,376,836	$12.24 to $12.57	$189,818,758	0.90% to 1.50%	–0.77% to –0.18%	4.09% to 4.35%
2005	11,423,056	$12.34 to $12.59	$141,775,260	0.90% to 1.50%	0.59% to 1.19%	2.53% to 3.00%
Total Return Subaccount
2009	72,649,542	$12.76 to $14.30	$1,052,814,518	0.65% to 1.50%	12.36% to 13.31%	4.89% to 5.13%
2008	36,170,311	$11.26 to $12.73	$465,684,252	0.65% to 1.50%	3.26% to 4.13%	4.43% to 4.62%
2007	30,283,325	$10.82 to $12.33	$377,030,784	0.65% to 1.50%	7.15% to 8.06%	4.85% to 5.19%
2006	11,943,468	$11.50 to $11.81	$138,363,549	0.90% to 1.50%	2.32% to 2.93%	4.25% to 5.06%
2005	4,929,407	$11.24 to $11.47	$55,705,057	0.90% to 1.50%	0.94% to 1.54%	3.31% to 3.52%
Global Bond Subaccount
2009	17,543,781	$12.50 to $15.12	$268,855,561	0.65% to 1.50%	15.11% to 16.08%	3.14% to 3.24%
2008	7,688,924	$10.77 to $13.14	$102,224,882	0.65% to 1.50%	–2.31% to –1.48%	3.35% to 3.41%
2007	2,328,533	$10.93 to $13.45	$31,649,114	0.65% to 1.50%	8.12% to 9.03%	3.39% to 3.50%
2006	1,503,795	$12.44 to $12.77	$18,875,942	0.90% to 1.50%	3.11% to 3.72%	3.31% to 3.46%
2005	1,002,311	$12.06 to $12.31	$12,176,993	0.90% to 1.50%	–8.00% to –7.45%	2.27% to 2.51%
CommodityRealReturn Strategy Subaccount
2009	9,591,976	$8.71 to $8.80	$83,757,927	0.65% to 1.50%	39.44% to 40.62%	10.18% to 11.03%
2008	226,935	$6.25 to $6.25	$1,417,713	0.90% to 1.40%	–37.54%(a) to –37.46% (b)	0.33% to 0.69%
Calvert Variable Series, Inc.:
Social Equity Subaccount
2009	35,022	$7.27 to $7.52	$262,954	0.90% to 1.40%	32.41% to 33.06%	0.41% to 0.42%
2008	40,054	$5.49 to $5.65	$226,279	0.90% to 1.40%	–36.68% to –36.37%	0.00%
2007	41,236	$8.67 to $8.88	$367,097	0.90% to 1.40%	8.46% to 9.00%	0.00%
2006	51,046	$8.14 to $8.36	$419,295	0.90% to 1.30%	8.65% to 9.08%	0.00%
2005	58,790	$7.47 to $7.69	$444,303	0.90% to 1.30%	3.21% to 3.61%	0.05% to 0.06%
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount
2009	1,382,187	$12.43 to $12.94	$17,397,245	0.90% to 1.50%	20.42% to 21.14%	1.68% to 1.93%
2008	835,769	$10.33 to $10.68	$8,697,798	0.90% to 1.50%	–30.76% to –30.35%	1.62% to 1.66%
2007	710,145	$14.91 to $15.33	$10,662,767	0.90% to 1.50%	5.26% to 5.89%	0.24% to 1.18%
2006	630,474	$14.17 to $14.48	$8,981,253	0.90% to 1.50%	14.49% to 15.17%	1.27% to 1.29%
2005	555,624	$12.37 to $12.57	$6,902,070	0.90% to 1.50%	2.58% to 3.19%	0.00%

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2009

							Investment
	Accumulation	Value Per	Fair		Total		Income
	Units***	Unit	Value	Expenses*	Return**		Ratio****

Royce Capital Fund:
Small-Cap Subaccount
2009	10,295,119	$9.96 to $19.26	$199,836,872	0.65% to 1.50%	33.20% to 34.33%		0.00%
2008	7,690,095	$7.42 to $14.46	$112,352,190	0.65% to 1.50%	–28.26% to –27.65%		0.83% to 2.11%
2007	6,503,959	$10.25 to $20.16	$132,205,057	0.65% to 1.50%	–3.59% to –2.77%		0.11%
2006	4,444,365	$20.91 to $21.37	$93,550,162	0.90% to 1.50%	13.86% to 14.54%		0.06% to 0.07%
2005	3,452,972	$18.36 to $18.66	$63,732,901	0.90% to 1.50%	6.96% to 7.59%		0.00%
Micro-Cap Subaccount
2009	5,560,538	$9.78 to $19.24	$107,679,861	0.65% to 1.50%	55.71% to 57.02%		0.00%
2008	4,721,918	$6.23 to $12.36	$58,869,696	0.65% to 1.50%	–44.11% to –43.64%		3.59% to 5.16%
2007	4,182,119	$11.05 to $22.11	$93,186,697	0.65% to 1.50%	2.43% to 3.30%		1.91% to 2.80%
2006	2,899,163	$21.59 to $22.06	$62,951,957	0.90% to 1.50%	19.29% to 19.99%		0.15% to 0.21%
2005	1,720,147	$18.10 to $18.38	$31,281,062	0.90% to 1.50%	9.97% to 10.62%		0.56% to 0.78%
Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount
2009	1,386,239	$10.14 to $12.14	$17,044,178	0.65% to 1.50%	7.76% to 8.67%		1.27% to 2.94%
2008	8,255,729	$9.33 to $11.27	$94,068,166	0.65% to 1.50%	–11.78% to –11.04%		2.89% to 4.48%
2007	4,125,337	$10.49 to $12.77	$53,194,395	0.65% to 1.50%	3.65% to 4.53%		0.00%
2006	344,806	$10.34 to $12.59	$4,274,217	0.90% to 1.40%	2.13% to 2.64%		3.32% to 4.01%
2005	305,534	$10.13 to $12.27	$3,703,994	0.90% to 1.40%	1.28%(a) to 3.01%		0.00% to 3.25%
U.S. Real Estate Subaccount
2009	9,882,435	$6.93 to $16.81	$167,369,477	0.65% to 1.50%	26.59% to 27.66%		2.07% to 3.22%
2008	6,995,586	$5.43 to $13.28	$93,767,343	0.65% to 1.50%	–38.98% to –38.46%		2.75% to 3.31%
2007	5,729,823	$8.82 to $21.77	$125,800,865	0.65% to 1.50%	–18.50% to –17.81%		0.89% to 0.96%
2006	3,430,851	$26.71 to $27.29	$92,274,468	0.90% to 1.50%	35.64% to 36.44%		0.00% to 0.96%
2005	2,076,598	$19.74 to $20.00	$41,095,795	0.90% to 1.40%	15.14% to 15.71%		1.09% to 1.24%
International Growth Equity Subaccount
2009	29,629,485	$8.26 to $8.46	$246,612,533	0.65% to 1.50%	34.52% to 35.66%		0.50% to 0.88%
2008	21,994,261	$6.14 to $6.23	$135,780,314	0.65% to 1.50%	–49.29% to –48.86%		0.00%
2007	4,150,189	$12.11 to $12.19	$50,422,835	0.65% to 1.50%	12.56% to 13.52%		0.34% to 0.38%
2006	52,130	$10.76 to $10.80	$561,584	0.90% to 1.50%	7.59%(a) to 8.01%	(b)	0.65% to 1.35%
Capital Growth Subaccount
2009	1,279,528	$9.95 to $10.23	$12,816,110	0.65% to 1.50%	62.70% to 64.08%		0.00%
2008	380,473	$6.12 to $6.21	$2,338,958	0.90% to 1.50%	–50.10% to –49.80%		0.00%
2007	184,720	$12.26 to $12.38	$2,271,551	0.90% to 1.50%	19.86% to 20.57%		0.00%
2006	26,305	$10.23 to $10.27	$269,431	0.90% to 1.40%	2.67%(a) to 11.92%	(b)	0.00%
Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Income Securities Subaccount
2009	11,617,566	$10.01 to $11.42	$133,678,258	0.65% to 1.50%	33.59% to 34.72%		7.88% to 9.59%
2008	13,142,269	$7.43 to $8.55	$113,068,164	0.65% to 1.50%	–30.70% to –30.11%		5.48% to 5.94%
2007	12,566,738	$10.63 to $12.33	$155,670,651	0.65% to 1.50%	2.21% to 3.08%		2.30% to 3.30%
2006	5,883,267	$11.79 to $12.07	$71,148,137	0.90% to 1.50%	16.50% to 17.19%		0.87% to 2.60%
2005	1,719,883	$10.06 to $10.36	$17,831,280	0.90% to 1.50%	0.65%(a) to 3.58%	(b)	0.00%

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2009

							Investment
	Accumulation	Value Per	Fair		Total		Income
	Units***	Unit	Value	Expenses*	Return**		Ratio****

Franklin Templeton Variable Insurance Products Trust — Class 2: (continued)
Franklin Flex Cap Growth Securities Subaccount
2009	14,250,752	$9.89 to $10.85	$155,916,767	0.65% to 1.50%	31.00% to 32.11%		0.00%
2008	15,857,156	$7.49 to $8.28	$132,218,111	0.65% to 1.50%	–36.27% to –35.73%		0.11% to 0.13%
2007	8,633,112	$11.65 to $12.99	$112,749,852	0.65% to 1.50%	12.62% to 13.58%		0.00% to 0.04%
2006	407,742	$10.83 to $11.54	$4,709,238	0.90% to 1.50%	3.65% to 4.27%		0.01%
2005	199,127	$10.39 to $11.13	$2,216,117	0.90% to 1.50%	3.87%(a) to 11.30%	(b)	0.17% to 0.63%
Templeton Foreign Securities Subaccount
2009	6,136,748	$9.77 to $12.06	$74,516,879	0.65% to 1.50%	35.02% to 36.16%		1.90% to 3.64%
2008	7,007,069	$7.18 to $8.93	$62,982,097	0.65% to 1.50%	–41.26% to –40.76%		2.02% to 2.32%
2007	6,743,510	$14.38 to $15.21	$102,995,562	0.90% to 1.50%	13.74% to 14.42%		1.03% to 1.32%
2006	3,246,053	$12.57 to $13.37	$43,508,911	0.90% to 1.50%	19.66% to 20.36%		0.00% to 1.73%
2005	821,686	$11.17 to $11.22	$9,191,084	0.90% to 1.50%	11.73%(a) to 12.17%	(b)	0.00% to 0.11%
Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount
2009	7,012,429	$7.92 to $8.53	$55,978,023	0.65% to 1.50%	44.00% to 45.21%		0.83% to 2.63%
2008	18,862,358	$5.50 to $5.87	$104,207,032	0.65% to 1.50%	–46.75% to –46.30%		1.35% to 1.64%
2007	11,732,042	$10.32 to $10.93	$121,492,884	0.65% to 1.50%	1.52% to 2.38%		0.52% to 0.89%
2006	2,852,675	$10.17 to $10.21	$29,040,190	0.90% to 1.50%	1.68%(a) to 2.08%	(b)	0.00% to 0.46%
ALPS Variable Insurance Trust — Class II:
AVS Listed Private Equity Subaccount
2009	1,468,965	$5.12 to $5.19	$7,548,642	0.65% to 1.50%	37.86% to 39.02%		0.67% to 0.84%
2008	345,546	$3.71 to $3.73	$1,284,794	0.90% to 1.50%	–62.87%(a) to –62.73%	(b)	0.00%
Federated Insurance Series — Service Shares:
Kaufmann Fund II Subaccount
2009	2,571,230	$7.97 to $8.08	$20,549,368	0.65% to 1.50%	27.19% to 28.27%		0.00%
2008	582,960	$6.27 to $6.30	$3,658,482	0.65% to 1.50%	–37.34%(a) to –36.98%	(b)	0.00%
Goldman Sachs Variable Insurance Trust — Service Shares:
Growth and Income Subaccount
2009	39,646,867	$7.60 to $7.71	$302,461,688	0.65% to 1.50%	16.13% to 17.11%		3.06% to 4.36%
2008	7,678,608	$6.55 to $6.58	$50,340,555	0.65% to 1.50%	–34.53%(a) to –34.16%	(b)	0.19% to 0.34%
Structured U.S. Equity Subaccount
2009	160,231	$7.79 to $7.87	$1,250,800	0.90% to 1.50%	19.10% to 19.81%		2.48% to 2.75%
2008	78,732	$6.54 to $6.57	$515,462	0.90% to 1.50%	–34.57%(a) to –34.31%	(b)	0.17% to 0.24%
Capital Growth Subaccount
2009	502,838	$8.59 to $8.71	$4,327,987	0.65% to 1.50%	45.32% to 46.54%		0.36% to 0.89%
2008	79,493	$5.91 to $5.93	$470,306	0.90% to 1.40%	–40.86%(a) to –40.67%	(b)	0.00%
Franklin Templeton Variable Insurance Products Trust — Class 4:
Franklin Income Securities Subaccount
2009	6,786,838	$9.20 to $9.33	$62,638,794	0.65% to 1.50%	33.37% to 34.50%		7.47% to 11.03%
2008	2,274,416	$6.90 to $6.93	$15,713,132	0.90% to 1.50%	–31.01%(a) to –30.74%	(b)	0.05%
Franklin Flex Cap Growth Securities Subaccount
2009	24,042,461	$8.69 to $8.82	$209,696,474	0.65% to 1.50%	30.73% to 31.83%		0.07% to 0.14%
2008	7,162,684	$6.65 to $6.69	$47,687,033	0.65% to 1.50%	–33.51%(a) to –33.13%	(b)	0.00%

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2009

							Investment
	Accumulation	Value Per	Fair		Total		Income
	Units***	Unit	Value	Expenses*	Return**		Ratio****

Franklin Templeton Variable Insurance Products Trust — Class 4: (continued)
Templeton Foreign Securities Subaccount
2009	4,313,235	$8.34 to $8.46	$36,098,580	0.65% to 1.50%	34.82% to 35.96%		0.16% to 1.25%
2008	1,661,527	$6.19 to $6.21	$10,296,096	0.90% to 1.50%	–38.12%(a) to –37.87%	(b)	0.01% to 0.02%
Franklin Templeton VIP Founding Funds Allocation Subaccount
2009	2,774,405	$8.46 to $8.58	$23,538,450	0.65% to 1.50%	28.14% to 29.22%		4.32% to 4.63%
2008	1,327,936	$6.60 to $6.64	$8,780,316	0.65% to 1.50%	–34.01%(a) to –33.64%	(b)	0.18% to 0.19%
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount
2009	21,027,600	$11.21 to $11.33	$236,338,581	0.65% to 1.50%	23.21% to 24.25%		0.20% to 0.28%
2008	1,667,050	$9.10 to $9.11	$15,178,149	0.90% to 1.50%	–8.99%(a) to –8.85%	(b)	0.15% to 0.17%
VIP Global Natural Resources Subaccount
2009	5,640,725	$10.34 to $10.45	$58,493,771	0.65% to 1.50%	71.06% to 72.50%		0.00%
2008	553,501	$6.04 to $6.05	$3,346,148	0.90% to 1.50%	–39.57%(a) to –39.48%	(b)	0.64% to 0.75%
VIP Science and Technology Subaccount
2009	1,927,781	$11.64 to $11.77	$22,504,210	0.65% to 1.50%	41.71% to 42.91%		0.00%
2008	140,095	$8.22 to $8.23	$1,151,713	0.90% to 1.50%	–17.83%(a) to –17.71%	(b)	0.00%

*	This represents the range of annualized contract expense rates of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**	This represents the range of total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from the inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.

****	The Investment Income Ratio represents the range of net investment income dividends that were received by the subaccount for the periods indicated, divided by average net assets (by product). Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average net assets for the period in which assets were present. The ratio is annualized in these instances.

(a) & (b) Denote the minimum or maximum of the total return ranges, respectively, for the underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized.

(c) Denotes the minimum and maximum total return for the underlying mutual fund options that were added and funded during the reporting period. Returns are not annualized.

Ohio National Variable Account A

 Report of Independent Registered Public Accounting Firm

The Board of Directors of The Ohio National Life Insurance Company
 and Contract Owners of Ohio National Variable Account A:

We have audited the accompanying statement of assets and contract owners’ equity of Ohio National Variable Account A (comprised of the sub-accounts listed in note 1) (collectively, “the Accounts”) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, the results of their operations, changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Columbus, Ohio
February 19, 2010

Ohio National Variable Account A
Form N-4
Part C
Other Information

Item 24. Financial Statements and Exhibits
(a) The following financial statements of the Registrant are included in Part B of this Registration Statement.
Report of Independent Registered Public Accounting Firm of KPMG LLP dated February 19, 2010.
Statements of Assets and Contract Owners’ Equity, December 31, 2009.
Statements of Operations for the Period Ended December 31, 2009.
Statements of Changes in Contract Owners’ Equity for the Periods Ended December 31, 2009 and 2008.
The following consolidated financial statements of the Depositor and its subsidiaries are also included in Part B of this Registration Statement.
Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 29, 2010.
Consolidated Balance Sheets, December 31, 2009 and 2008.
Consolidated Statements of Income for the Years Ended December 31, 2009, 2008 and 2007.
Consolidated Statements of Changes in Stockholder’s Equity for the Years Ended December 31, 2009, 2008 and 2007.
Consolidated Statements of Cash Flows for the Years Ended December 31, 2009, 2008 and 2007.
Notes to Consolidated Financial Statements, December 31, 2009, 2008, and 2007.
Financial Statement Schedules, December 31, 2009, 2008 and 2007.
(b) Exhibits:

(1)	Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant’s registration statement on Form S-6 on August 3, 1982 (File no. 2-78652) and is incorporated by reference herein.

(2)		N/A

(3	)(a)	Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Registrant’s Form N-4 on December 30, 1997 (File no. 333-43515) and is incorporated by reference herein.

(3	)(b)	Registered Representative’s Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant’s Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213) and is incorporated by reference herein.

(3	)(c)	Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant’s registration statement on Form S-6 on May 18, 1984 (File no. 2-91213) and is incorporated by reference herein.

(3	)(d)	Selling Agreement and commission schedule between Ohio National Equities, Inc. and other broker-dealers for the distribution of “ONcore” Variable Annuities was filed as Exhibit (3)(d) of the Registrant’s Form N-4, Pre-effective Amendment No. 2 on April 16, 1998 and is incorporated by reference herein.

(4	)(a)	Form of Deferred Variable Annuity Contract, Form 09-VA-1, is filed herewith as Exhibit 99(4)(a).

(4	)(b)	Guaranteed Minimum Income Benefit (Annual Reset Option), Form 08-GMI-1 was filed as Exhibit 99(4)(c) of the Registrant’s registration statement on Form N-4, Post-Effective Amendment No. 21 on December 5, 2008 (File No. 333-52006) and is incorporated by reference herein.

(4	)(c)	Guaranteed Minimum Income Benefit (Annual Reset Option), Form 08-GMI-2 was filed as Exhibit 99(4)(d) of the Registrant’s registration statement on Form N-4, Post-Effective Amendment No. 21 on December 5, 2008 (File No. 333-52006) and is incorporated by reference herein.

(4	)(d)	Annual Reset Death Benefit, Form 08-ARD-1 was filed as Exhibit 99(4)(e) of the Registrant’s registration statement on Form N-4, Post-Effective Amendment No. 21 on December 5, 2008 (File No. 333-52006) and is incorporated by reference herein.

(4	)(e)	Guaranteed Minimum Income Benefit, Form 09-GMI-1, was filed as Exhibit 99(4)(e) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156432) and is incorporated by reference herein.

(4	)(f)	Annual Reset Death Benefit, Form 09-ARD-1, was filed as Exhibit 99(4)(f) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156432) and is incorporated by reference herein.

(4	)(g)	Guaranteed Minimum Death Benefit, Form 09-GMD-1, was filed as Exhibit 99(4)(g) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156432) and is incorporated by reference herein.

(4	)(h)	Guaranteed Minimum Death Benefit, Form 09-GMD-2, was filed as Exhibit 99(4)(h) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156432) and is incorporated by reference herein.

(4	)(i)	Annual Step-Up Death Benefit Rider, Form 05-AMD-1, was filed as Exhibit 99(4)(i) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156432) and is incorporated by reference herein.

(4	)(j)	Guaranteed Principal Protection, Form 03-GPP-1, was filed as Exhibit 99(4)(j) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156432) and is incorporated by reference herein.

(4	)(g)	Form of Guaranteed Lifetime Withdrawal Benefit Rider, Form 10-GLW-1, was filed as Exhibit 99(4)(g) of the Registrant’s Form N-4, Post-Effective Amendment No. 37 on April 30, 2010 (333-43515) and is incorporated by reference herein

(4	)(h)	Form of Guaranteed Lifetime Withdrawal Benefit (Joint Life) Rider, Form 10-GLW-2, was filed as Exhibit 99(4)(h) of the Registrant’s Form N-4, Post-Effective Amendment No. 37 on April 30, 2010 (333-43515) and is incorporated by reference herein

(5	)(a)	Tax-Qualified Variable Annuity Application, Form V-4890-A, was filed as Exhibit (5)(a) of the Registrant’s registration statement on Form N-4, Post-effective Amendment no. 18 on April 25, 1996 (File No. 2-91213) and is incorporated by reference herein.

(6	)(a)	Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(6	)(b)	Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(7)		N/A

(8	)(a)	Fund Participation Agreement between the Depositor and Janus Aspen Series was filed as Exhibit (3)(e) of the Registrant’s Form N-4, Pre-effective Amendment no. 1 on April 10, 1998 (File no. 333-43515) and is incorporated by reference herein.

(8	)(b)	Participation Agreement between the Depositor and Strong Variable Insurance Funds, Inc. was filed as Exhibit (3)(f) of the Registrant’s Form N-4, Pre-effective Amendment no. 1 on April 10, 1998 (File no. 333-43515) and is incorporated by reference herein.

(8	)(c)	Fund Participation Agreement between the Depositor and Prudential Funds were filed as Exhibit (3)(g) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(8	)(d)	Fund Participation Agreement between the Depositor and Neuberger Berman Advisers Management Trust were filed as Exhibit (3)(h) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(8	)(e)	Amendment to Fund Participation Agreement between the Depositor and The Universal Institutional Funds were filed as Exhibit (3)(i) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(8	)(f)	Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(4) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(8	)(g)	Amendment to Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(5) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(8	)(h)	First Amendment to the Participation Agreement by and between Salomon Brothers Variable Series Funds Inc, The Ohio National Life Insurance Company and Ohio National Life Assurance Corporation was filed as Exhibit 99(h)(6) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(9)		Opinion and consent of Counsel is filed herewith as Exhibit 99(9)

(10)		Consent of KPMG LLP is filed herewith as Exhibit 99(10)

(13)(a)		Form of Asset Allocation Model Investor Risk Profile was filed as Exhibit 99(13)(a) of the Registrant’s registration statement, Form N-4, Post-Effective Amendment No. 31 on April 30, 2009 (File No. 333-43515) and is incorporated by reference herein.

(13)(b)		Form of Asset Allocation Model Determining Your Investor Risk Profile brochure was filed as Exhibit 99(13)(b) of the Registrant’s registration statement, Form N-4, Post-Effective Amendment No. 31 on April 30, 2009 (File No. 333-43515) and is incorporated by reference herein.

(13)(c)		Form of Asset Allocation Model Descriptions effective July 1, 2009 was filed as Exhibit 99(13)(c) of the Registrant’s registration statement, Form N-4, Post-Effective Amendment No. 33 on December, 2009 (File No. 333-43515) and is incorporated by reference herein.

(24)		Powers of Attorney are filed herewith as Exhibit 24

Item 25. Directors and Officers of the Depositor

Name and Principal	Positions and Offices
Business Address	with Depositor
Larry Adams*	Senior Vice President & Chief Agency Officer

Thomas A. Barefield*	Executive Vice President, Chief Marketing Officer-Institutional Sales

Lee E. Bartels*	Senior Vice President, Underwriting

Howard C. Becker*	Senior Vice President, and Chief Administrative Officer

G. Timothy Biggs*	Vice President, Mortgages and Real Estate

Jeffery A. Bley, Jr.*	Vice President, ONESCO Compliance

Richard J. Bodner*	Vice President, Insurance Services

Robert A. Bowen*	Senior Vice President, Information Systems

Jack E. Brown	Director
50 E. Rivercenter Blvd.
Covington, Kentucky 41011

Victoria B. Buyniski Gluckman	Director
2343 Auburn Avenue
Cincinnati, Ohio 45219

Philip C. Byrde*	Vice President, Fixed Income Securities

Joseph A. Campanella	Director
6179 Paderboune Drive
Hudson, Ohio 44236

Christopher A. Carlson*	Senior Vice President, Chief Investment Officer

Thomas G. Cody	Director
7 West Seventh Street
Cincinnati, Ohio 45202

Robert W. Conway*	Vice President, PGA Marketing, Eastern Division

Cletus Davis*	Senior Tax Officer

Ronald J. Dolan*	Director and Vice Chairman and Chief Risk Officer

Anthony G. Esposito*	Senior Vice President, Human Resources and Administration

Joseph M. Fischer*	Assistant Secretary

Rosemary Gatto*	Vice President, Claims

Paul J. Gerard*	Vice President, Structured Securities

Robert K. Gongwer*	Second Vice President, Taxes

Dianne S. Hagenbuch*	Senior Vice President, Corporate Relations & Communications

Kristal E. Hambrick*	Senior Vice President, Life Product Management

Michael F. Haverkamp*	Senior Vice President and General Counsel

John W. Hayden
7000 Midland Boulevard
Batavia, Ohio 45103	Director

Ronald G. Heibert*	Senior Vice President & Chief Corporate Actuary

Gary T. Huffman*	Director and Vice Chairman, Chief Operating Officer

Jed R. Martin*	Vice President, Private Placements

Elizabeth F. Martini*	Vice President and Counsel

3

Name and Principal	Positions and Offices
Business Address	with Depositor
Therese S. McDonough*	Second Vice President, Counsel and Corporate Secretary

William J. McFadden*	Vice President, PGA Marketing, Western Division

Stephen R. Murphy*	Senior Vice President, Annuity Product Management

David B. O’Maley*	Director, Chairman, President and Chief Executive Officer

Jeffrey K. Oehler*	Vice President, Information Systems

James F. Orr	Director
201 East Fourth Street
Cincinnati, Ohio 45202

George B. Pearson, Jr.*	Senior Vice President, PGA Marketing

John R. Phillips	Director
200 E. Randolph Drive
43rd Floor
Chicago, IL 60601

William C. Price*	Vice President and Assistant General Counsel

Arthur J. Roberts*	Senior Vice President, Chief Financial Officer

Joseph R. Sander*	Vice President, Treasurer

William G. Schlechter, M.D.*	Vice President and Medical Director

J. Michael Schlotman*	Director
The Kroger Company
1014 Vine, Street Cincinnati, Ohio 45202

James C. Smith*	Senior Vice President, Audit Services

Raymond D. Spears*	Vice President, Underwriting

Kenneth E. Stehlin*	Vice President, FASTeam

Dennis R. Taney*	Chief Compliance Officer

Edith F. Thompson*	Vice President, Individual Annuity Operations

Barbara A. Turner*	Senior Vice President, Broker/Dealer Operations

Paul J. Twilling*	Vice President, Information Systems

*	The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

4

Item 26. Persons Controlled by or Under Common Control With the Depositor or registrant
The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.
Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company	Ohio	100%

OnFlight, Inc. (aviation)	Ohio	100%

Fiduciary Capital Management, Inc. (investment adviser)	Connecticut	51%

Financial Way Realty, Inc.	Ohio	100%

Suffolk Capital Management LLC (investment adviser)	Delaware	83%

Sycamore Re, Ltd. (captive reinsurance company)	Bermuda	100%

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Ohio National Life Assurance Corporation	Ohio	100%

Ohio National Equities, Inc. (securities broker dealer)	Ohio	100%

Ohio National Investments, Inc. (investment adviser)	Ohio	100%

The O.N. Equity Sales Company (securities broker dealer)	Ohio	100%

Ohio National Fund, Inc. (registered investment company)	Maryland	(more than) 90%

Dow Target Variable Fund LLC (registered investment company)	Ohio	100%

National Security Life and Annuity Company (insurance holding company)	New York	80.5%

Montgomery Re, Inc. (captive reinsurance company)	Vermont	100%

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

O.N. Investment Management Company (investment adviser)	Ohio	100%

Ohio National Insurance Agency of Alabama, Inc.	Alabama	100%

Ohio National Insurance Agency, Inc.	Ohio	100%

Sycamore Re, Ltd. owns 100% of the voting securities of ON Global Holdings, LLC, an insurance holding company organized under the laws of Delaware.
ON Global Holdings, LLC owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.
Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.

5

Separate financial statements are filed with the Commission for Ohio National Life Assurance Corporation under registrant Ohio National Variable Account R and National Security Life and Annuity Company under registrants National Security Variable Account L and National Security Variable Account N. All subsidiaries of the Depositor are included in the consolidated financial statements of the Depositor, The Ohio National Life Insurance Company.
Item 27. Number of Contract Owners
As of March 24, 2010, this series of the Registrant’s contracts were owned by 153 owners.
Item 28. Indemnification
The sixth article of the Depositor’s Articles of Incorporation, as amended, provides as follows:
Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

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Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.
In addition, Article XII of the Depositor’s Code of Regulations states as follows:
If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation’s request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.
Item 29. Principal Underwriters
The principal underwriter of the Registrant’s securities is presently Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor’s subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust. ONEQ also serves as the principal underwriter of securities issued by National Security Variable Accounts N and L, separate accounts of the Depositor’s affiliate, National Security Life and Annuity Company.

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The directors and officers of ONEQ are:

Name	Position with ONEQ
David B. O’Maley	Chairman and Director
Thomas A. Barefield	Senior Vice President
Gary T. Huffman	Director
Michael F. Haverkamp	Secretary and Director
Barbara A. Turner	Director, Vice President of Operations & Comptroller and Treasurer
H. Douglas Cooke	Vice President, Institutional Sales
Richard J. Dowdle	Vice President, Institutional Sales
Martin T. Griffin	Vice President, Institutional Sales
Laurens N. Sullivan	Vice President, Institutional Sales
Jeffery A. Bley	Chief Compliance Officer
Kimberly A. Plante	Assistant Secretary
The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.
During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant:

Net Underwriting	Compensation
Discounts and on Redemption	Brokerage
Commissions	or Annuitization	Commissions	Compensation
$ 124,029,575	None	None	None
Item 30. Location of Accounts and Records
The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:
(1)	Journals and other records of original entry:

The Ohio National Life Insurance Company (“Depositor”) One Financial Way Montgomery, Ohio 45242

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(2)	General and auxiliary ledgers:

Depositor

(3)	Securities records for portfolio securities:

Depositor

(4)	Corporate charter, by-laws and minute books:

Registrant has no such documents.

(5)	Records of brokerage orders:

Not applicable.

(6)	Records of other portfolio transactions:

Depositor

(7)	Records of options:

Not applicable

(8)	Records of trial balances:

Depositor

(9)	Quarterly records of allocation of brokerage orders and commissions:

Not applicable

(10)	Records identifying persons or group authorizing portfolio transactions:

Depositor

(11)	Files of advisory materials:

Not applicable

(12)	Other records

Depositor
Item 31. Management Services
Not applicable.
Item 32. Undertakings and Representations

(a)	Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, The Ohio National Life Insurance Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Ohio National Life Insurance Company.

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(b) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.
(c) The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.
(d) The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.
(e) Rule 484 Undertaking — Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.
(f) Undertaking to File Reports — Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

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Signature
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account A certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and that it has caused this post-effective amendment to the registration statement to be filed and signed on its behalf in the City of Montgomery and the State of Ohio on this 30th day of April, 2010.

Ohio National Variable Account A
(Registrant)

By THE OHIO NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By	/s/ Stephen R. Murphy
Stephen R. Murphy, Senior Vice President
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 30th day of April, 2010.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By	/s/ Stephen R. Murphy
Stephen R. Murphy, Senior Vice President

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As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/David B. O’Maley	Chairman, President,	April 30, 2010
David B. O’Maley	Chief Executive Officer and Director (Principal Executive Officer)

*/s/ Jack E. Brown	Director
Jack E. Brown		April 30, 2010

*/s/ Victoria B. Buyniski Gluckman	Director
Victoria B. Buyniski Gluckman		April 30, 2010

*/s/Joseph A. Campanella	Director	April 30, 2010
Joseph A. Campanella

*/s/Thomas G. Cody	Director	April 30, 2010
Thomas G. Cody

*/s/Ronald J. Dolan	Director	April 30, 2010
Ronald J. Dolan

*/s/ John W. Hayden	Director	April 30, 2010
John W. Hayden

*/s/ Gary T. Huffman	Director	April 30, 2010
Gary T. Huffman

*/s/James F. Orr	Director	April 30, 2010
James F. Orr

*/s/John R. Phillips	Director	April 30, 2010
John R. Phillips

/s/Arthur J. Roberts	Senior Vice President and	April 30, 2010
Arthur J. Roberts	Chief Financial Officer (Principal Financial and Accounting Officer)

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Signature	Title	Date
*/s/ J. Michael Schlotman	Director	April 30, 2010
J. Michael Schlotman

*By /s/ Therese S. McDonough

Therese S. McDonough, Attorney in Fact pursuant to Powers of Attorney, filed herewith as exhibit to the Registrant’s registration statement.

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Index of Consents and Exhibits

Page Number in
Exhibit		Sequential
Number	Description	Numbering System
(24)	Powers of Attorney

99(9)	Opinion of Counsel

99(10)	Consent of KPMG LLP

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